2025 QUARTERLY REPORT
Venerable Variable Insurance Trust
September 30, 2025
FUND
Venerable US Large Cap Core Equity Fund
Venerable US Large Cap Strategic Equity Fund
Venerable US Small Cap Fund
Venerable Emerging Markets Equity Fund
Venerable World Equity Fund
Venerable High Yield Fund
Venerable Strategic Bond Fund
Venerable Large Cap Index Fund
Venerable Mid Cap Index Fund
Venerable Small Cap Index Fund
Venerable International Index Fund
Venerable Bond Index Fund
Venerable Intermediate Corporate Bond Index Fund
Venerable Conservative Allocation Fund
Venerable Conservative Appreciation Allocation Fund
Venerable World Conservative Allocation Fund
Venerable Moderate Allocation Fund
Venerable Moderate Appreciation Allocation Fund
Venerable World Moderate Allocation Fund
Venerable Appreciation Allocation Fund
Venerable World Appreciation Allocation Fund

Venerable Variable
Insurance Trust
Venerable Variable Insurance
Trust is a series investment
company with twenty-one
different investment portfolios
referred to as Funds.

Page
Venerable US Large Cap Core Equity Fund 3
Venerable US Large Cap Strategic Equity Fund 8
Venerable US Small Cap Fund 13
Venerable Emerging Markets Equity Fund 24
Venerable World Equity Fund 32
Venerable High Yield Fund 42
Venerable Strategic Bond Fund 48
Venerable Large Cap Index Fund 60
Venerable Mid Cap Index Fund 66
Venerable Small Cap Index Fund 76
Venerable International Index Fund 95
Venerable Bond Index Fund 104
Venerable Intermediate Corporate Bond Index Fund 112
Venerable Conservative Allocation Fund 119
Venerable Conservative Appreciation Allocation Fund 120
Venerable World Conservative Allocation Fund 121
Venerable Moderate Allocation Fund 122
Venerable Moderate Appreciation Allocation Fund 123
Venerable World Moderate Allocation Fund 124
Venerable Appreciation Allocation Fund 125
Venerable World Appreciation Allocation Fund 126
Notes to Schedules of Investments 127
Notes to Quarterly Report 128
Venerable Variable Insurance Trust
Quarterly Report
September 30, 2025 (Unaudited)
Table of Contents

Venerable Variable Insurance Trust (the “Trust”)
The Trust’s investment adviser is Venerable Investment Advisers, LLC (the "Adviser"). The Adviser is a wholly-
owned subsidiary of Venerable Holdings, Inc. ("Venerable"). Created by an investor group led by affiliates of
Apollo Global Management, Inc., Crestview Partners, and Reverence Capital Partners, Venerable owns and manages legacy variable annuity business acquired from other entities.
Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
The Funds are distributed by Russell Investments Financial Services, LLC (the “Distributor”) (member FINRA), which is not affiliated with the Adviser. The Distributor will make payments to financial intermediaries, including to Directed Services LLC (“DSL”), an affiliate of the Adviser to the Trust which will provide distribution-related services to the Trust.

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Core Equity Fund 3
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.6%
Consumer Discretionary - 13.7%
Amazon.com, Inc.(Æ) 101,251 22,232
AutoZone, Inc.(Æ) 99 425
Axon Enterprise, Inc.(Æ) 714 512
Best Buy Co., Inc. 6,727 509
Carnival Corp.(Æ) 14,950 432
Charter Communications, Inc. Class A(Æ) 1,878 517
Chipotle Mexican Grill, Inc. Class A(Æ) 33,131 1,298
Columbia Sportswear Co. 2,479 130
Comcast Corp. Class A 27,291 857
Costco Wholesale Corp. 1,385 1,282
Coupang , Inc.(Æ) 34,304 1,105
Deckers Outdoor Corp.(Æ) 9,382 951
Dollar General Corp. 3,340 345
Domino's Pizza, Inc. 1,739 751
DR Horton, Inc. 15,024 2,546
Expedia Group, Inc. 1,331 285
Ford Motor Co. 98,336 1,176
Fox Corp. Class A 6,810 429
Garmin, Ltd. 6,820 1,679
General Motors Co. 76,673 4,675
Hilton Worldwide Holdings, Inc. 1,472 382
Home Depot, Inc. (The) 7,146 2,896
Lear Corp. 5,622 566
Lennar Corp. Class A 6,575 829
Leonardo DRS, Inc. 3,881 176
Lowe's Cos., Inc. 20,933 5,261
Marriott International, Inc. Class A 5,718 1,489
McDonald's Corp. 14,829 4,506
Netflix, Inc. Class B(Æ) 2,523 3,025
NIKE, Inc. Class B 30,197 2,106
NVR, Inc.(Æ) 157 1,261
O'Reilly Automotive, Inc.(Æ) 26,948 2,905
Royal Caribbean Cruises, Ltd. 1,996 646
RTX Corp. 11,620 1,944
Starbucks Corp. 4,162 352
Target Corp. 19,958 1,790
Tesla, Inc.(Æ) 15,426 6,860
TJX Cos., Inc. (The) 4,042 584
Walmart, Inc. 67,697 6,977
Walt Disney Co. (The) 39,085 4,475
Wayfair, Inc. Class A(Æ) 1,632 146
Williams-Sonoma, Inc. 4,339 848
Yum! Brands, Inc. 2,588 393
92,553
Consumer Staples - 2.4%
Altria Group, Inc. 8,250 545
Archer-Daniels-Midland Co. 6,583 393
Church & Dwight Co., Inc. 7,035 616
Clorox Co. (The) 3,976 490
Coca-Cola Co. (The) 9,673 641
CVS Health Corp. 4,745 358
General Mills, Inc. 6,913 349
Kenvue , Inc. 13,118 213
Kimberly-Clark Corp. 2,847 354
Kroger Co. (The) 6,173 416
Mondelez International, Inc. Class A 84,933 5,306
Monster Beverage Corp.(Æ) 26,193 1,763
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
PepsiCo, Inc. 5,167 726
Philip Morris International, Inc. 5,511 894
Pilgrim's Pride Corp. 11,824 481
Procter & Gamble Co. (The) 6,734 1,035
Reynolds Consumer Products, Inc. 5,153 126
Smithfield Foods, Inc. 7,279 171
Sysco Corp. 4,906 404
Tyson Foods, Inc. Class A 15,786 857
16,138
Energy - 3.1%
Baker Hughes Co. 99,333 4,839
Chevron Corp. 4,867 756
Devon Energy Corp. 11,280 395
Eaton Corp. PLC 11,149 4,172
EOG Resources, Inc. 12,182 1,366
Exxon Mobil Corp. 35,574 4,011
ONEOK, Inc. 4,667 341
Phillips 66 15,561 2,117
Schlumberger NV 10,910 375
Valero Energy Corp. 10,831 1,844
Williams Cos., Inc. (The) 9,455 599
20,815
Financial Services - 14.7%
Aflac, Inc. 6,058 677
Air Lease Corp. Class A 17,384 1,106
Allstate Corp. (The) 1,846 396
Ally Financial, Inc. 21,960 861
American Express Co. 14,597 4,849
American International Group, Inc. 21,138 1,660
American Tower Corp.(ö) 9,359 1,800
Ameriprise Financial, Inc. 4,806 2,361
Aon PLC Class A 1,071 382
Arthur J Gallagher & Co. 13,029 4,036
Bank of America Corp. 87,808 4,530
Bank of New York Mellon Corp. (The) 19,344 2,108
Berkshire Hathaway, Inc. Class B(Æ) 16,712 8,402
BlackRock, Inc. 653 761
Blackstone, Inc. Class A 18,592 3,176
BOK Financial Corp. 2,928 326
Brown & Brown, Inc. 3,540 332
Camden Property Trust(ö) 9,810 1,047
Capital One Financial Corp. 11,134 2,367
CBRE Group, Inc. Class A(Æ) 6,619 1,043
Charles Schwab Corp. (The) 5,664 541
Chubb, Ltd. 1,382 390
Citigroup, Inc. 36,193 3,674
CME Group, Inc. Class A 1,772 479
CNA Financial Corp. 6,537 304
Corebridge Financial, Inc. 12,638 405
Essex Property Trust, Inc.(ö) 4,306 1,153
Everest Re Group, Ltd. 2,365 828
Fidelity National Financial, Inc. 4,668 282
Globe Life, Inc. 5,053 722
Goldman Sachs Group, Inc. (The) 1,185 944
Interactive Brokers Group, Inc. Class A 25,374 1,746
Intercontinental Exchange, Inc. 21,119 3,558
Jefferies Financial Group, Inc. 10,908 714
KKR & Co., Inc. Class A 2,986 388

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Marsh & McLennan Cos., Inc. 2,400 484
Mastercard , Inc. Class A 17,527 9,970
MetLife, Inc. 4,679 385
Millrose Properties, Inc. Class A(ö) 4,449 149
Morgan Stanley 17,659 2,807
NU Holdings, Ltd. Class A(Æ) 62,933 1,008
Popular, Inc. 1,689 214
Progressive Corp. (The) 9,252 2,285
Prologis, Inc.(ö) 13,114 1,502
Prudential Financial, Inc. 10,694 1,109
Public Storage(ö) 7,531 2,175
Realty Income Corp.(ö) 6,518 396
Reinsurance Group of America, Inc. Class A 5,665 1,088
RLI Corp. 3,448 225
Rocket Cos., Inc. Class A 50,256 974
SEI Investments Co. 847 72
Travelers Cos., Inc. (The) 13,329 3,722
Truist Financial Corp. 9,067 415
US Bancorp 29,491 1,425
VICI Properties, Inc.(ö) 11,647 380
Visa, Inc. Class A 12,579 4,294
Wells Fargo & Co. 68,442 5,737
Welltower , Inc.(ö) 2,534 451
99,615
Health Care - 9.4%
Abbott Laboratories 6,688 896
AbbVie, Inc. 17,303 4,006
Agilent Technologies, Inc. 2,467 317
Align Technology, Inc.(Æ) 4,758 596
Alnylam Pharmaceuticals, Inc.(Æ) 3,474 1,584
Amgen, Inc. 1,431 404
Becton Dickinson & Co. 1,874 351
Boston Scientific Corp.(Æ) 3,833 374
Bristol-Myers Squibb Co. 7,619 344
Cardinal Health, Inc. 2,106 330
Cencora , Inc. Class A 1,138 356
Cigna Group (The) 9,512 2,742
Danaher Corp. 22,694 4,499
Dentsply Sirona, Inc. 36,215 460
DexCom , Inc.(Æ) 3,786 255
Edwards Lifesciences Corp.(Æ) 51,440 4,000
Elevance Health, Inc. 4,660 1,506
Eli Lilly & Co. 6,071 4,632
GE HealthCare Technologies, Inc. 11,569 869
Gilead Sciences, Inc. 6,059 672
Halozyme Therapeutics, Inc.(Æ) 4,301 315
HCA Healthcare, Inc. 1,009 430
Humana, Inc. 453 118
Illumina, Inc.(Æ) 5,516 524
Incyte Corp.(Æ) 2,443 207
Intuitive Surgical, Inc.(Æ) 1,285 575
Johnson & Johnson 34,900 6,471
Labcorp Holdings, Inc. 9,376 2,691
McKesson Corp. 3,728 2,880
Medtronic PLC 55,196 5,257
Merck & Co., Inc. 9,768 820
Moderna , Inc.(Æ) 7,703 199
Pfizer, Inc. 18,992 484
Quest Diagnostics, Inc. 1,837 350
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Regeneron Pharmaceuticals, Inc. 5,398 3,035
ResMed , Inc. 1,288 353
Stryker Corp. 13,067 4,830
Thermo Fisher Scientific, Inc. 674 327
Ultragenyx Pharmaceutical, Inc.(Æ) 9,582 288
UnitedHealth Group, Inc. 2,692 929
Vertex Pharmaceuticals, Inc.(Æ) 7,080 2,773
Zoetis, Inc. Class A 3,134 459
63,508
Materials and Processing - 4.2%
Air Products and Chemicals, Inc. 1,343 366
Ball Corp. 4,661 235
Carrier Global Corp. 26,154 1,561
Celanese Corp. Class A 11,322 476
Copart , Inc.(Æ) 8,706 392
Crown Holdings, Inc. 10,735 1,037
Ecolab, Inc. 2,011 551
Fastenal Co. 16,129 791
FMC Corp. 9,277 312
Freeport-McMoRan, Inc. 9,060 355
General Electric Co. 8,000 2,407
Huntsman Corp. 24,238 218
Johnson Controls International PLC 3,591 395
Linde PLC 12,703 6,034
Louisiana-Pacific Corp. 7,162 636
Masco Corp. 15,093 1,062
Newmont Corp. 7,797 657
Reliance, Inc. 2,384 670
Sherwin-Williams Co. (The) 2,716 941
Southern Copper Corp. 5,184 629
Trane Technologies PLC 6,479 2,734
Vulcan Materials Co. 16,295 5,013
Watsco , Inc. 1,200 485
Westlake Corp. 6,205 478
28,435
Producer Durables - 8.8%
3M Co. 4,351 675
AMETEK, Inc. 12,778 2,402
Amphenol Corp. Class A 33,888 4,194
Automatic Data Processing, Inc. 6,850 2,010
Boeing Co. (The)(Æ) 1,797 388
Caterpillar, Inc. 3,138 1,497
Cintas Corp. 5,852 1,201
Comfort Systems USA, Inc. 1,999 1,650
CSX Corp. 11,573 411
Deere & Co. 4,904 2,242
Delta Air Lines, Inc. 7,182 408
EMCOR Group, Inc. 1,898 1,233
Emerson Electric Co. 2,955 388
Equifax, Inc. 5,468 1,403
Expeditors International of Washington, Inc. 4,005 491
FedEx Corp. 2,354 555
FTI Consulting, Inc.(Æ) 3,451 558
Gartner, Inc.(Æ) 1,171 308
GE Vernova , Inc. 2,116 1,301
Graco , Inc. 9,750 828
HEICO Corp. 3,641 1,175
Honeywell International, Inc. 10,384 2,186

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Core Equity Fund 5
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Howmet Aerospace, Inc. 8,477 1,663
Illinois Tool Works, Inc. 1,507 393
JB Hunt Transport Services, Inc. 9,347 1,254
Keysight Technologies, Inc.(Æ) 2,479 434
Landstar System, Inc. 4,290 526
Lockheed Martin Corp. 775 387
MasTec , Inc.(Æ) 3,359 715
Mettler -Toledo International, Inc.(Æ) 1,871 2,297
Moody's Corp. 6,828 3,253
Norfolk Southern Corp. 1,457 438
Northrop Grumman Corp. 6,008 3,661
Old Dominion Freight Line, Inc. 1,696 239
Otis Worldwide Corp. 15,471 1,415
PACCAR, Inc. 5,128 504
Paychex, Inc. 3,918 497
PayPal Holdings, Inc.(Æ) 5,146 345
Quanta Services, Inc. 1,032 428
Republic Services, Inc. Class A 2,193 503
Rockwell Automation, Inc. 923 323
Rollins, Inc. 4,124 242
Ryder System, Inc. 3,415 644
S&P Global, Inc. 986 480
Scotts Miracle- Gro Co. (The) Class A 7,539 429
Southwest Airlines Co. 28,094 896
Teledyne Technologies, Inc.(Æ) 824 483
Tetra Tech, Inc. 10,061 336
TransDigm Group, Inc. 3,250 4,284
Union Pacific Corp. 2,018 477
United Airlines, Inc.(Æ) 4,367 421
United Parcel Service, Inc. Class B 4,147 346
United Rentals, Inc. 739 705
Veralto Corp. 17,135 1,827
Verisk Analytics, Inc. Class A 1,239 312
Waste Management, Inc. 2,266 500
Westinghouse Air Brake Technologies Corp. 1,831 367
59,528
Technology - 39.4%
Accenture PLC Class A 9,877 2,436
Adobe, Inc.(Æ) 8,451 2,981
Airbnb, Inc. Class A(Æ) 7,173 871
Alphabet, Inc. Class A 52,693 12,810
Alphabet, Inc. Class C 56,853 13,847
Analog Devices, Inc. 9,840 2,418
Apple, Inc. 146,090 37,199
Applied Materials, Inc. 5,503 1,127
Arista Networks, Inc.(Æ) 25,588 3,728
Atlassian Corp. Class A(Æ) 4,309 688
Autodesk, Inc.(Æ) 1,445 459
Booking Holdings, Inc. 623 3,364
Broadcom, Inc. 36,822 12,148
Broadridge Financial Solutions, Inc. 1,539 367
Cadence Design Systems, Inc.(Æ) 6,633 2,330
Cisco Systems, Inc. 16,575 1,134
Cognizant Technology Solutions Corp.
Class A 8,732 586
Corteva , Inc. 5,234 354
Crowdstrike Holdings, Inc. Class A(Æ) 1,686 827
Datadog , Inc. Class A(Æ) 2,558 364
DoorDash , Inc. Class A(Æ) 2,695 733
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Dropbox, Inc. Class A(Æ) 42,811 1,293
Fiserv, Inc.(Æ) 14,103 1,818
Fortinet, Inc.(Æ) 21,598 1,816
Hewlett Packard Enterprise Co. 18,529 455
IBM Corp. 4,979 1,405
Intel Corp.(Æ) 18,782 630
Intuit, Inc. 8,889 6,070
Jabil, Inc. 7,484 1,625
KLA Corp. 967 1,043
Lam Research Corp. 18,856 2,525
Manhattan Associates, Inc.(Æ) 5,864 1,202
Match Group, Inc. 26,839 948
Meta Platforms, Inc. Class A 27,484 20,184
Micron Technology, Inc. 6,063 1,014
Microsoft Corp. 78,100 40,452
Monolithic Power Systems, Inc. 636 586
Motorola Solutions, Inc. 1,713 783
Nutanix , Inc. Class A(Æ) 12,045 896
NVIDIA Corp. 230,899 43,081
NXP Semiconductors NV 27,139 6,180
ON Semiconductor Corp.(Æ) 6,959 343
Oracle Corp. 28,600 8,043
Palantir Technologies, Inc. Class A(Æ) 7,835 1,429
Palo Alto Networks, Inc.(Æ) 4,271 870
Pegasystems , Inc. 16,901 972
QUALCOMM, Inc. 22,477 3,739
RingCentral, Inc. Class A(Æ) 13,415 380
Roku, Inc.(Æ) 9,072 908
Roper Technologies, Inc. 3,938 1,964
Salesforce, Inc. 12,450 2,951
ServiceNow , Inc.(Æ) 3,359 3,091
Super Micro Computer, Inc.(Æ) 9,751 467
Synopsys, Inc.(Æ) 894 441
TE Connectivity PLC 2,592 569
Teradata Corp.(Æ) 10,400 224
Teradyne, Inc. 2,960 407
Texas Instruments, Inc. 2,357 433
Tyler Technologies, Inc.(Æ) 758 397
Uber Technologies, Inc.(Æ) 7,618 746
VeriSign, Inc. 6,281 1,756
Western Digital Corp. 4,629 556
Workday, Inc. Class A(Æ) 1,710 412
Zscaler , Inc.(Æ) 1,892 567
266,442
Utilities - 2.9%
American Electric Power Co., Inc. 4,236 477
AT&T, Inc. 40,529 1,144
CenterPoint Energy, Inc. 5,547 215
ConocoPhillips 23,520 2,225
Consolidated Edison, Inc. 3,799 382
Duke Energy Corp. 3,648 451
Entergy Corp. 15,208 1,417
Exelon Corp. 12,661 570
NextEra Energy, Inc. 75,088 5,668
Public Service Enterprise Group, Inc. 10,843 905
Sempra 4,896 441
Southern Co. (The) 27,716 2,627
T-Mobile US, Inc. 3,693 884
Verizon Communications, Inc. 23,640 1,039

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Venerable US Large Cap Core Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
WEC Energy Group, Inc. 3,527 404
Xcel Energy, Inc. 5,364 433
19,282
Total Common Stocks
(cost $652,395) 666,316
Short-Term Investments - 1.2%
State Street Institutional Liquid Reserves
Fund 8,239,014 8,239
Total Short-Term Investments
(cost $8,239) 8,239
Total Investments - 99.8%
(cost $660,634) 674,555
Other Assets net of Liabilities
- 0.2%
1,585
Net Assets - 100.0%
676,140

Venerable Variable Insurance Trust
Venerable US Large Cap Core Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Core Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 27 USD 9,097 12/19/2025 104
Total Futures Contracts (å) 104
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 92,553 $ — $ — $ 92,553
Consumer Staples 16,138 — — 16,138
Energy 20,815 — — 20,815
Financial Services 99,615 — — 99,615
Health Care 63,508 — — 63,508
Materials and Processing 28,435 — — 28,435
Producer Durables 59,528 — — 59,528
Technology 266,442 — — 266,442
Utilities 19,282 — — 19,282
Short-Term Investments 8,239 — — 8,239
Total Investments
674,555 — — 674,555
Derivatives
Assets
Futures Contracts 104 — — 104
Total Derivatives
*
$ 104 $ — $ — $ 104
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Brazil ..................................................................................................
1,008 0.1
Ireland ................................................................................................
2,436 0.4
Mexico ...............................................................................................
629 0.1
Netherlands ........................................................................................
6,180 0.9
Puerto Rico .........................................................................................
214 —*
South Korea .......................................................................................
1,105 0.2
Switzerland ........................................................................................
569 0.1
United States ......................................................................................
662,414 98.0
Total Investments ............................................................................... 674,555
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 96.7%
Consumer Discretionary - 14.1%
Amazon.com, Inc.(Æ) 520,369 114,258
AutoNation, Inc.(Æ) 2,077 454
Bath & Body Works, Inc. 40,351 1,039
Best Buy Co., Inc. 30,893 2,336
BJ's Wholesale Club Holdings, Inc.(Æ) 68,548 6,392
BorgWarner, Inc. 21,530 946
Boyd Gaming Corp. 11,048 955
Carnival Corp.(Æ) 39,915 1,154
Charter Communications, Inc. Class A(Æ) 12,729 3,502
Chipotle Mexican Grill, Inc. Class A(Æ) 64,387 2,523
Comcast Corp. Class A 193,472 6,079
Costco Wholesale Corp. 2,685 2,485
Crocs, Inc.(Æ) 18,794 1,570
Curtiss-Wright Corp. 1,524 827
Darden Restaurants, Inc. 2,076 395
Deckers Outdoor Corp.(Æ) 15,392 1,560
Dillard's, Inc. Class A 259 159
Dollar General Corp. 12,293 1,270
Dollar Tree, Inc.(Æ) 34,016 3,210
DR Horton, Inc. 10,202 1,729
eBay, Inc. 15,061 1,370
Expedia Group, Inc. 8,855 1,893
Ferguson Enterprises, Inc. 4,780 1,073
Ford Motor Co. 488,000 5,836
Fox Corp. Class A 46,208 2,914
Gap, Inc. (The) 11,431 245
General Motors Co. 297,182 18,119
Genuine Parts Co. 4,673 648
Hasbro, Inc. 3,633 276
Hilton Worldwide Holdings, Inc. 50,014 12,976
Home Depot, Inc. (The) 14,308 5,797
Lennar Corp. Class A 4,154 524
Lithia Motors, Inc. Class A 778 246
Lowe's Cos., Inc. 33,883 8,515
Lululemon Athletica , Inc.(Æ) 5,152 917
Macy's, Inc. 55,915 1,003
McDonald's Corp. 1,861 566
MGM Resorts International(Æ) 8,831 306
Netflix, Inc. Class B(Æ) 38,153 45,742
News Corp. Class A 12,460 383
NIKE, Inc. Class B 11,443 798
NVR, Inc.(Æ) 80 643
O'Reilly Automotive, Inc.(Æ) 5,290 570
Penske Automotive Group, Inc. 2,077 361
PulteGroup, Inc. 87,922 11,617
Ralph Lauren Corp. Class A 4,307 1,351
Royal Caribbean Cruises, Ltd. 4,775 1,545
RTX Corp. 74,545 12,474
Sensata Technologies Holding PLC 36,524 1,116
Starbucks Corp. 143,529 12,143
Tapestry, Inc. 12,068 1,366
Tesla, Inc.(Æ) 120,765 53,708
TJX Cos., Inc. (The) 35,851 5,182
Toll Brothers, Inc. 2,855 394
Ulta Beauty, Inc.(Æ) 4,895 2,676
Walmart, Inc. 276,260 28,471
Walt Disney Co. (The) 100,422 11,498
Williams-Sonoma, Inc. 10,366 2,026
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Wynn Resorts, Ltd. 4,683 601
410,732
Consumer Staples - 3.3%
Albertsons Cos., Inc. Class A 18,444 323
Altria Group, Inc. 110,527 7,301
Archer-Daniels-Midland Co. 70,382 4,205
Boston Beer Co., Inc. (The) Class A(Æ) 10,061 2,127
Celsius Holdings, Inc.(Æ) 13,782 792
Coca-Cola Co. (The) 209,570 13,898
Coca-Cola Consolidated, Inc. 2,416 283
Colgate-Palmolive Co. 53,123 4,247
CVS Health Corp. 49,346 3,720
Estee Lauder Cos., Inc. (The) Class A 15,581 1,373
Hershey Co. (The) 4,428 828
Hormel Foods Corp. 2,596 64
Ingredion, Inc. 18,515 2,261
JM Smucker Co. (The) 778 84
Kenvue , Inc. 41,814 679
Keurig Dr Pepper, Inc. 44,669 1,140
Kimberly-Clark Corp. 25,783 3,206
Kraft Heinz Co. (The) 32,981 859
Kroger Co. (The) 86,020 5,799
Molson Coors Beverage Co. Class B 5,715 259
Mondelez International, Inc. Class A 36,874 2,304
Monster Beverage Corp.(Æ) 140,256 9,440
PepsiCo, Inc. 47,756 6,707
Philip Morris International, Inc. 100,085 16,233
Procter & Gamble Co. (The) 36,965 5,680
Sysco Corp. 15,838 1,304
Tyson Foods, Inc. Class A 9,348 508
Walgreens Boots Alliance(Æ)(Š) 118,030 63
95,687
Energy - 2.6%
Antero Resources Corp.(Æ) 5,712 192
Baker Hughes Co. 30,405 1,481
Chevron Corp. 24,539 3,811
Eaton Corp. PLC 33,655 12,595
EOG Resources, Inc. 81,711 9,161
Exxon Mobil Corp. 271,674 30,632
First Solar, Inc.(Æ) 3,636 802
HF Sinclair Corp. 6,232 326
Kinder Morgan, Inc. 72,967 2,066
Phillips 66 13,502 1,837
Range Resources Corp. 7,786 293
TechnipFMC PLC 26,216 1,034
Valero Energy Corp. 66,054 11,246
75,476
Financial Services - 15.4%
Aflac, Inc. 15,061 1,682
Allstate Corp. (The) 8,517 1,828
Ally Financial, Inc. 6,231 244
American Financial Group, Inc. 1,817 265
American International Group, Inc. 269,622 21,176
American Tower Corp.(ö) 17,927 3,448
Ameriprise Financial, Inc. 2,584 1,269
Arch Capital Group, Ltd. 8,569 777

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 9
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Assurant, Inc. 1,298 281
Assured Guaranty, Ltd. 9,124 772
Axis Capital Holdings, Ltd. 35,002 3,353
Bank of America Corp. 553,134 28,537
Bank of New York Mellon Corp. (The) 63,125 6,878
Berkshire Hathaway, Inc. Class B(Æ) 30,473 15,320
BlackRock, Inc. 10,065 11,734
Capital One Financial Corp. 80,076 17,023
Carlyle Group, Inc. (The) 9,867 619
CBRE Group, Inc. Class A(Æ) 41,238 6,497
Charles Schwab Corp. (The) 148,626 14,189
Chubb, Ltd. 11,165 3,151
Cincinnati Financial Corp. 12,146 1,920
Citigroup, Inc. 324,073 32,894
Citizens Financial Group, Inc. 10,129 538
Comerica, Inc. 2,596 178
Commerce Bancshares, Inc. 2,997 179
Corebridge Financial, Inc. 15,319 491
Cullen/Frost Bankers, Inc. 1,298 165
East West Bancorp, Inc. 3,116 332
Equinix , Inc.(ö) 8,086 6,333
Everest Re Group, Ltd. 1,298 455
Extra Space Storage, Inc.(ö) 20,586 2,901
Fidelity National Financial, Inc. 6,230 377
Fifth Third Bancorp 13,500 601
First Citizens BancShares , Inc. Class A 303 542
First Horizon Corp. 10,129 229
Globe Life, Inc. 520 74
Goldman Sachs Group, Inc. (The) 32,445 25,838
Hartford Insurance Group, Inc. (The) 16,023 2,137
Huntington Bancshares, Inc. 32,971 569
Invesco, Ltd. 6,226 143
Jefferies Financial Group, Inc. 5,711 374
Jones Lang LaSalle, Inc.(Æ) 3,378 1,008
JPMorgan Chase & Co. 88,441 27,897
Loews Corp. 5,971 599
M&T Bank Corp. 3,376 667
Markel Group, Inc.(Æ) 259 495
Marsh & McLennan Cos., Inc. 28,141 5,671
Mastercard , Inc. Class A 57,835 32,898
MetLife, Inc. 18,957 1,561
MGIC Investment Corp. 368,181 10,445
Morgan Stanley 80,566 12,807
Northern Trust Corp. 14,674 1,975
Old Republic International Corp. 21,348 907
PNC Financial Services Group, Inc. (The) 9,088 1,826
Popular, Inc. 519 66
Primerica, Inc. 1,038 288
Principal Financial Group, Inc. 6,232 517
Progressive Corp. (The) 14,235 3,515
Prologis, Inc.(ö) 149,039 17,068
Prudential Financial, Inc. 8,309 862
Public Storage(ö) 3,531 1,020
Raymond James Financial, Inc. 5,713 986
Rayonier, Inc.(ö) 183,960 4,882
Regions Financial Corp. 20,772 548
Reinsurance Group of America, Inc. Class A 1,297 249
RenaissanceRe Holdings, Ltd. 11,820 3,001
Robinhood Markets, Inc. Class A(Æ) 18,342 2,626
SEI Investments Co. 93,550 7,938
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Simon Property Group, Inc.(ö) 7,997 1,501
State Street Corp. 29,317 3,401
Stifel Financial Corp. 2,337 265
Sun Communities, Inc.(ö) 19,489 2,514
Synchrony Financial 23,797 1,691
T Rowe Price Group, Inc. 51,392 5,275
Travelers Cos., Inc. (The) 12,979 3,624
Truist Financial Corp. 26,229 1,199
Unum Group 4,415 343
US Bancorp 31,423 1,519
VICI Properties, Inc.(ö) 214,815 7,005
Visa, Inc. Class A 134,405 45,884
Voya Financial, Inc. 1,040 78
W.R. Berkley Corp. 10,388 796
Webster Financial Corp. 3,895 232
Wells Fargo & Co. 168,904 14,158
Western Alliance Bancorp 780 68
Willis Towers Watson PLC 2,336 807
XP, Inc. Class A 65,495 1,231
Zions Bancorp NA 2,076 117
450,343
Health Care - 8.7%
10X Genomics, Inc. Class A(Æ) 44,994 526
Abbott Laboratories 37,147 4,975
AbbVie, Inc. 84,694 19,610
Alnylam Pharmaceuticals, Inc.(Æ) 2,093 954
Amgen, Inc. 39,988 11,285
Biogen, Inc.(Æ) 28,052 3,930
BioMarin Pharmaceutical, Inc.(Æ) 12,485 676
Bio-Rad Laboratories, Inc. Class A(Æ) 260 73
Boston Scientific Corp.(Æ) 54,368 5,308
Bristol-Myers Squibb Co. 68,594 3,094
Cardinal Health, Inc. 14,182 2,226
Cencora , Inc. Class A 9,870 3,085
Charles River Laboratories International,
Inc.(Æ) 4,228 662
Cigna Group (The) 10,707 3,086
Danaher Corp. 7,266 1,441
DaVita, Inc.(Æ) 2,597 345
Eli Lilly & Co. 27,543 21,015
Exelixis , Inc.(Æ) 98,463 4,067
Fortrea Holdings, Inc.(Æ) 56,310 474
GE HealthCare Technologies, Inc. 8,569 644
Gilead Sciences, Inc. 126,165 14,004
Halozyme Therapeutics, Inc.(Æ) 34,169 2,506
HCA Healthcare, Inc. 11,941 5,089
Henry Schein, Inc.(Æ) 3,893 258
Humana, Inc. 6,207 1,615
IDEXX Laboratories, Inc.(Æ) 12,129 7,749
Illumina, Inc.(Æ) 7,400 703
Insulet Corp.(Æ) 2,212 683
Intuitive Surgical, Inc.(Æ) 39,037 17,459
Jazz Pharmaceuticals PLC(Æ) 1,558 205
Johnson & Johnson 100,358 18,608
Labcorp Holdings, Inc. 2,856 820
McKesson Corp. 22,631 17,483
Medpace Holdings, Inc.(Æ) 8,105 4,167
Medtronic PLC 42,069 4,007
Merck & Co., Inc. 25,772 2,163

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Venerable US Large Cap Strategic Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Pfizer, Inc. 113,189 2,884
Quest Diagnostics, Inc. 3,636 693
Regeneron Pharmaceuticals, Inc. 18,691 10,509
ResMed , Inc. 8,726 2,389
Roivant Sciences, Ltd.(Æ) 20,779 314
Royalty Pharma PLC Class A 8,052 284
Stryker Corp. 21,957 8,117
Tenet Healthcare Corp.(Æ) 3,116 633
Thermo Fisher Scientific, Inc. 40,918 19,846
United Therapeutics Corp.(Æ) 3,899 1,634
UnitedHealth Group, Inc. 36,672 12,663
Universal Health Services, Inc. Class B 2,076 424
Veeva Systems, Inc. Class A(Æ) 5,122 1,526
Vertex Pharmaceuticals, Inc.(Æ) 16,578 6,493
Waters Corp.(Æ) 3,296 988
Zimmer Biomet Holdings, Inc. 6,492 639
255,031
Materials and Processing - 3.6%
Acuity, Inc. 1,038 357
Albemarle Corp. 2,077 168
Ball Corp. 9,088 458
CF Industries Holdings, Inc. 77,945 6,992
Copart , Inc.(Æ) 90,900 4,088
CRH PLC 35,717 4,282
Crown Holdings, Inc. 69,747 6,737
DuPont de Nemours, Inc. 14,953 1,165
Ecolab, Inc. 4,414 1,209
Fastenal Co. 58,746 2,881
Freeport-McMoRan, Inc. 270,148 10,596
General Electric Co. 34,369 10,339
Johnson Controls International PLC 96,248 10,582
Linde PLC 12,951 6,152
LKQ Corp. 7,791 238
Masco Corp. 7,010 493
Mohawk Industries, Inc.(Æ) 518 67
Mosaic Co. (The) 33,635 1,166
Newmont Corp. 110,273 9,297
Nucor Corp. 7,530 1,020
Packaging Corp. of America 2,855 622
PPG Industries, Inc. 7,010 737
Reliance, Inc. 1,557 437
Sherwin-Williams Co. (The) 33,909 11,742
Steel Dynamics, Inc. 5,712 796
Trane Technologies PLC 19,525 8,239
Valmont Industries, Inc. 1,522 590
Vulcan Materials Co. 12,665 3,896
105,346
Producer Durables - 5.6%
3M Co. 17,399 2,700
AGCO Corp. 2,337 250
Allison Transmission Holdings, Inc. Class A 14,537 1,234
AO Smith Corp. 3,636 267
Block, Inc. Class A(Æ) 7,804 564
Caterpillar, Inc. 9,058 4,322
Cintas Corp. 21,061 4,323
CNH Industrial NV 38,163 414
Corpay , Inc.(Æ) 1,558 449
CSX Corp. 57,648 2,047
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cummins, Inc. 3,895 1,645
Deere & Co. 1,208 552
Delta Air Lines, Inc. 16,879 958
Donaldson Co., Inc. 3,894 319
Dover Corp. 2,856 476
EMCOR Group, Inc. 2,693 1,749
Expeditors International of Washington, Inc. 4,414 541
FedEx Corp. 37,705 8,891
GE Vernova , Inc. 18,185 11,182
Generac Holdings, Inc.(Æ) 3,084 516
General Dynamics Corp. 20,956 7,146
H&R Block, Inc. 3,894 197
Honeywell International, Inc. 3,103 653
Howmet Aerospace, Inc. 9,274 1,820
Huntington Ingalls Industries, Inc. 1,298 374
Ingersoll Rand, Inc. 93,749 7,746
Jacobs Solutions, Inc. 8,321 1,247
L3Harris Technologies, Inc. 3,603 1,100
Lockheed Martin Corp. 1,206 602
Mettler -Toledo International, Inc.(Æ) 1,091 1,339
Middleby Corp. (The)(Æ) 1,818 242
Mueller Industries, Inc. 3,634 367
Norfolk Southern Corp. 6,492 1,950
Northrop Grumman Corp. 18,849 11,485
Oshkosh Corp. 11,967 1,552
PACCAR, Inc. 17,138 1,685
Parker-Hannifin Corp. 2,719 2,061
PayPal Holdings, Inc.(Æ) 160,769 10,781
Regal Rexnord Corp. 2,077 298
Rockwell Automation, Inc. 4,907 1,715
Ryder System, Inc. 8,928 1,684
S&P Global, Inc. 13,055 6,354
Snap-on, Inc. 1,817 630
Southwest Airlines Co. 363,204 11,590
Textron, Inc. 6,231 526
TopBuild Corp.(Æ) 1,038 406
Toro Co. (The) 520 40
TransDigm Group, Inc. 4,374 5,765
U-Haul Holding Co.(Æ) 5,973 308
Union Pacific Corp. 21,154 5,000
United Airlines, Inc.(Æ) 44,182 4,264
United Rentals, Inc. 11,970 11,427
W.W. Grainger, Inc. 12,616 12,024
Waste Connections, Inc. 25,338 4,454
WESCO International, Inc. 1,557 329
162,560
Technology - 39.6%
Accenture PLC Class A 5,992 1,478
Adobe, Inc.(Æ) 22,574 7,963
Advanced Micro Devices, Inc.(Æ) 22,105 3,576
Airbnb, Inc. Class A(Æ) 66,204 8,038
Allegion PLC 17,904 3,175
Alphabet, Inc. Class A 308,094 74,898
Alphabet, Inc. Class C 94,062 22,909
Apple, Inc. 539,739 137,433
Applied Materials, Inc. 24,315 4,978
AppLovin Corp. Class A(Æ) 18,161 13,049
Arista Networks, Inc.(Æ) 15,412 2,246
Astera Labs, Inc.(Æ) 2,811 550

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Large Cap Strategic Equity Fund 11
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Atlassian Corp. Class A(Æ) 3,252 519
Autodesk, Inc.(Æ) 7,427 2,359
Booking Holdings, Inc. 1,993 10,761
Broadcom, Inc. 205,315 67,735
CACI International, Inc. Class A(Æ) 779 389
Cadence Design Systems, Inc.(Æ) 32,326 11,355
CDW Corp. 2,336 372
Cirrus Logic, Inc.(Æ) 17,779 2,228
Cisco Systems, Inc. 452,275 30,945
Cognizant Technology Solutions Corp.
Class A 16,098 1,080
Concentrix Corp. 29,925 1,381
Corteva , Inc. 197,303 13,344
Datadog , Inc. Class A(Æ) 19,280 2,745
Dell Technologies, Inc. Class C 11,165 1,583
DocuSign, Inc.(Æ) 32,703 2,358
Dropbox, Inc. Class A(Æ) 145,908 4,408
Electronic Arts, Inc. 12,527 2,527
Etsy, Inc.(Æ) 23,046 1,530
F5, Inc.(Æ) 4,261 1,377
Fair Isaac Corp.(Æ) 2,073 3,102
Gen Digital, Inc. 40,035 1,137
Genpact , Ltd. 29,851 1,250
HubSpot , Inc.(Æ) 2,367 1,107
IBM Corp. 11,754 3,317
Intuit, Inc. 26,253 17,928
Jabil, Inc. 3,466 753
KLA Corp. 4,307 4,646
Lam Research Corp. 30,993 4,150
Leidos Holdings, Inc. 4,155 785
Lyft, Inc. Class A(Æ) 127,799 2,813
Manhattan Associates, Inc.(Æ) 6,978 1,430
Maplebear , Inc.(Æ) 12,268 451
Marvell Technology, Inc. 64,661 5,436
Match Group, Inc. 34,927 1,234
Meta Platforms, Inc. Class A 115,266 84,649
Micron Technology, Inc. 23,487 3,930
Microsoft Corp. 358,375 185,619
MicroStrategy , Inc. Class A(Æ) 1,927 621
Monolithic Power Systems, Inc. 8,977 8,265
NetApp, Inc. 10,819 1,282
NVIDIA Corp. 1,162,189 216,840
Oracle Corp. 87,878 24,715
Palantir Technologies, Inc. Class A(Æ) 47,269 8,623
Palo Alto Networks, Inc.(Æ) 68,018 13,850
Paycom Software, Inc. 5,385 1,121
Pegasystems , Inc. 36,536 2,101
Qorvo , Inc.(Æ) 12,513 1,140
QUALCOMM, Inc. 128,950 21,452
RingCentral, Inc. Class A(Æ) 65,729 1,863
Salesforce, Inc. 39,031 9,250
Seagate Technology Holdings PLC 62,894 14,847
ServiceNow , Inc.(Æ) 15,247 14,032
Skyworks Solutions, Inc. 37,453 2,883
Spotify Technology SA(Æ) 15,464 10,794
Synopsys, Inc.(Æ) 17,464 8,617
TD SYNNEX Corp. 2,597 425
Teradata Corp.(Æ) 28,328 609
Texas Instruments, Inc. 7,674 1,410
Twilio , Inc. Class A(Æ) 2,856 286
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Uber Technologies, Inc.(Æ) 149,973 14,693
UiPath , Inc. Class A(Æ) 60,723 812
VeriSign, Inc. 11,524 3,222
Western Digital Corp. 35,171 4,223
Workday, Inc. Class A(Æ) 4,654 1,120
Zoom Video Communications, Inc. Class
A(Æ) 50,402 4,158
1,156,280
Utilities - 3.8%
AES Corp. (The) 13,239 174
American Water Works Co., Inc. 4,083 568
Antero Midstream Corp. 15,834 308
APA Corp. 221,235 5,372
AT&T, Inc. 489,576 13,827
Cheniere Energy, Inc. 8,020 1,885
ConocoPhillips 101,372 9,589
Constellation Energy Corp. 12,654 4,164
DTE Energy Co. 6,232 881
Duke Energy Corp. 34,256 4,239
Edison International 10,120 559
Evergy , Inc. 7,528 572
Exelon Corp. 48,540 2,185
FirstEnergy Corp. 16,356 749
National Fuel Gas Co. 2,855 264
NextEra Energy, Inc. 132,307 9,988
NRG Energy, Inc. 70,683 11,447
OGE Energy Corp. 5,193 240
Ovintiv , Inc. 8,566 346
PPL Corp. 266,313 9,896
Public Service Enterprise Group, Inc. 21,063 1,758
Southern Co. (The) 93,340 8,846
T-Mobile US, Inc. 31,504 7,541
Verizon Communications, Inc. 180,241 7,922
Vistra Corp. 8,638 1,692
WEC Energy Group, Inc. 43,259 4,957
109,969
Total Common Stocks
(cost $2,292,908) 2,821,424
Short-Term Investments - 3.3%
State Street Institutional Liquid Reserves
Fund 96,928,397 96,928
Total Short-Term Investments
(cost $96,928) 96,928
Total Investments - 100.0%
(cost $2,389,836) 2,918,352
Other Assets net of Liabilities
- 0.0%
1,440
Net Assets - 100.0%
2,919,792

Venerable Variable Insurance Trust
Venerable US Large Cap Strategic Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Venerable US Large Cap Strategic Equity Fund
.
.
.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 230 USD 77,496 12/19/2025 592
Total Futures Contracts (å) 592
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 410,732 $ — $ — $ 410,732
Consumer Staples 95,624 — 63 95,687
Energy 75,476 — — 75,476
Financial Services 450,343 — — 450,343
Health Care 255,031 — — 255,031
Materials and Processing 105,346 — — 105,346
Producer Durables 162,560 — — 162,560
Technology 1,156,280 — — 1,156,280
Utilities 109,969 — — 109,969
Short-Term Investments 96,928 — — 96,928
Total Investments
2,918,289 — 63 2,918,352
Derivatives
Assets
Futures Contracts 592 — — 592
Total Derivatives
*
$ 592 $ — $ — $ 592
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
3,001 0.1
Brazil ..................................................................................................
1,231 0.1
Ireland ................................................................................................
1,478 0.1
Puerto Rico .........................................................................................
66 —*
United Kingdom .................................................................................
1,034 —*
United States ......................................................................................
2,911,542 99.7
Total Investments ............................................................................... 2,918,352
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 13
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 96.1%
Consumer Discretionary - 11.8%
Abercrombie & Fitch Co. Class A(Æ) 1,414 121
Academy Sports & Outdoors, Inc. 936 47
Acushnet Holdings Corp. 789 62
Adtalem Global Education, Inc.(Æ) 3,339 516
Advance Auto Parts, Inc. 6,507 400
Advanced Energy Industries, Inc. 4,937 840
American Axle & Manufacturing Holdings,
Inc.(Æ) 6,280 38
American Eagle Outfitters, Inc. 6,504 111
American Public Education, Inc.(Æ) 8,917 352
Archer Aviation, Inc. Class A(Æ) 11,936 114
Asbury Automotive Group, Inc.(Æ) 743 182
Atkore , Inc. 2,202 138
Atmus Filtration Technologies, Inc. 778 35
Bassett Furniture Industries, Inc. 2,132 33
Beazer Homes USA, Inc.(Æ) 7,823 192
BJ's Wholesale Club Holdings, Inc.(Æ) 868 81
Bloomin ' Brands, Inc. 5,193 37
Boot Barn Holdings, Inc.(Æ) 2,580 428
Brinker International, Inc.(Æ) 2,216 281
Buckle, Inc. (The) 1,990 117
Build-A-Bear Workshop, Inc. Class A 762 50
Camping World Holdings, Inc. Class A 9,349 148
Capri Holdings, Ltd.(Æ) 9,403 187
Carter's, Inc. 3,273 92
Cavco Industries, Inc.(Æ) 452 263
Central Garden & Pet Co. Class A(Æ) 1,427 42
Central Garden & Pet Co.(Æ) 987 32
Century Casinos, Inc.(Æ) 13,182 34
Century Communities, Inc. 1,245 79
Cheesecake Factory, Inc. (The) 1,419 78
Cinemark Holdings, Inc. 1,647 46
Citi Trends, Inc.(Æ) 949 29
Comtech Telecommunications Corp.(Æ) 35,378 91
Cooper-Standard Holdings, Inc.(Æ) 921 34
Coursera, Inc.(Æ) 8,220 96
Cracker Barrel Old Country Store, Inc. 706 31
CTS Corp. 5,203 208
Dillard's, Inc. Class A 516 317
Enovix Corp.(Æ) 5,438 54
EW Scripps Co. (The) Class A(Æ) 12,018 30
FIGS, Inc. Class A(Æ) 5,261 35
Flexsteel Industries, Inc. 857 40
Forestar Group, Inc.(Æ) 1,459 39
fuboTV , Inc.(Æ) 8,721 36
Gannett Co., Inc.(Æ) 8,638 36
Genius Sports, Ltd.(Æ) 5,264 65
G-III Apparel Group, Ltd.(Æ) 3,641 97
Group 1 Automotive, Inc. 387 169
Hillenbrand, Inc. 2,662 72
Hilton Grand Vacations, Inc.(Æ) 1,942 81
Hims & Hers Health, Inc.(Æ) 8,353 474
Hovnanian Enterprises, Inc. Class A(Æ) 233 30
IAC, Inc.(Æ) 5,625 192
IMAX Corp.(Æ) 6,063 199
International Game Technology PLC 11,879 205
Intuitive Machines, Inc.(Æ) 4,258 45
J Jill, Inc. 12,917 222
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
JAKKS Pacific, Inc. 2,040 38
Joby Aviation, Inc.(Æ) 12,710 205
Johnson Outdoors, Inc. Class A 942 38
Kohl's Corp. 3,003 46
Kontoor Brands, Inc. 1,097 88
Lakeland Industries, Inc. 18,459 273
Leggett & Platt, Inc. 5,613 50
Leonardo DRS, Inc. 10,579 480
Life Time Group Holdings, Inc.(Æ) 1,232 34
LifeMD , Inc.(Æ) 24,385 166
Lindblad Expeditions Holdings, Inc.(Æ) 3,157 40
Lionsgate Studios Corp.(Æ) 30,863 213
M/I Homes, Inc.(Æ) 708 102
Magnite , Inc.(Æ) 13,271 289
MarineMax , Inc.(Æ) 8,741 221
MasterCraft Boat Holdings, Inc.(Æ) 2,801 60
Monarch Casino & Resort, Inc. 1,464 155
Monro Muffler Brake, Inc. 2,046 37
Motorcar Parts of America, Inc.(Æ) 2,445 40
Nu Skin Enterprises, Inc. Class A 4,806 59
ODP Corp. (The)(Æ) 2,328 65
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,744 224
OneWater Marine, Inc. Class A(Æ) 13,213 209
OptimizeRx Corp.(Æ) 16,940 347
Papa John's International, Inc. 821 40
Patrick Industries, Inc. 2,813 291
Peloton Interactive, Inc. Class A(Æ) 14,861 134
Perdoceo Education Corp. 1,073 40
Planet Fitness, Inc. Class A(Æ) 2,188 227
Polaris, Inc. 4,806 279
Potbelly Corp.(Æ) 2,819 48
QuinStreet , Inc.(Æ) 12,142 188
RealReal , Inc. (The)(Æ) 4,366 46
Red Rock Resorts, Inc. Class A 2,384 146
REV Group, Inc. 2,464 140
Revolve Group, Inc.(Æ) 2,331 50
Rocket Lab Corp.(Æ) 4,559 218
Rocky Brands, Inc. 1,212 36
Rush Enterprises, Inc. Class B 655 38
Rush Street Interactive, Inc.(Æ) 2,039 42
Sally Beauty Holdings, Inc.(Æ) 5,185 84
Scholastic Corp. 1,544 42
Shake Shack, Inc. Class A(Æ) 920 86
Signet Jewelers, Ltd. 1,652 158
Sinclair, Inc. 2,929 44
Sonic Automotive, Inc. Class A 646 49
Sphere Entertainment Co.(Æ) 679 42
Starz Entertainment Corp.(Æ) 8,009 118
Steven Madden, Ltd. 1,179 39
Stitch Fix, Inc. Class A(Æ) 7,020 31
Stride, Inc.(Æ) 3,865 576
Super Group SGHC, Ltd. 4,876 64
Sweetgreen Inc. Class A(Æ) 4,377 35
Taylor Morrison Home Corp. Class A(Æ) 4,371 289
TechTarget Inc.(Æ) 6,101 35
Texas Roadhouse, Inc. Class A 2,202 366
Topgolf Callaway Brands Corp.(Æ) 3,808 36
Tri Pointe Homes, Inc.(Æ) 6,200 211
TripAdvisor, Inc.(Æ) 2,552 42
Turtle Beach Corp.(Æ) 2,381 38

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Udemy , Inc.(Æ) 9,428 66
Urban Outfitters, Inc.(Æ) 1,896 135
Vicor Corp.(Æ) 1,451 72
Victoria's Secret & Co.(Æ) 10,370 281
Visteon Corp. 2,133 256
Wabash National Corp. 17,454 172
Winnebago Industries, Inc. 5,590 187
Wolverine World Wide, Inc. 1,759 48
Ziff Davis, Inc.(Æ) 1,806 69
17,216
Consumer Staples - 1.1%
Arko Corp. 7,115 32
Beauty Health Co. (The)(Æ) 15,423 31
BellRing Brands, Inc.(Æ) 2,764 100
Cal-Maine Foods, Inc. 2,582 243
Chefs' Warehouse Holdings, Inc. (The)(Æ) 554 32
Fresh Del Monte Produce, Inc. 3,047 106
Helen of Troy, Ltd.(Æ) 1,464 37
Herbalife, Ltd.(Æ) 4,774 40
Marzetti , Co.(The) 196 34
Medifast , Inc.(Æ) 2,601 36
MGP Ingredients, Inc. 1,802 44
National Beverage Corp.(Æ) 1,406 52
National Vision Holdings, Inc.(Æ) 1,779 52
Nature's Sunshine Products, Inc.(Æ) 3,553 55
Seneca Foods Corp. Class A(Æ) 3,344 361
SunOpta , Inc.(Æ) 28,427 167
United Natural Foods, Inc.(Æ) 2,665 100
USANA Health Sciences, Inc.(Æ) 2,960 82
Warby Parker, Inc. Class A(Æ) 1,969 54
1,658
Energy - 4.0%
Advanced Emissions Solutions, Inc.(Æ) 28,816 206
Alpha Metallurgical Resources, Inc.(Æ) 294 48
Ameresco , Inc. Class A(Æ) 7,184 241
Archrock , Inc. 13,337 351
Array Technologies, Inc.(Æ) 6,874 56
Berry Corporation 11,265 43
Centrus Energy Corp. Class A(Æ) 1,399 434
Cleanspark , Inc.(Æ) 3,918 57
DNOW, Inc.(Æ) 15,815 241
Energy Fuels, Inc.(Æ) 3,225 50
Eos Energy Enterprises Inc.(Æ) 5,230 60
Expro Group Holdings NV(Æ) 6,164 73
Flowco Holdings, Inc. Class A 6,145 91
Forum Energy Technologies, Inc.(Æ) 1,689 45
Hallador Energy Co.(Æ) 2,380 47
Kodiak Gas Services, Inc. 6,574 243
Liberty Energy, Inc. Class A 16,064 198
Mammoth Energy Services, Inc.(Æ) 15,791 36
Matador Resources Co. 2,143 96
Matrix Service Co.(Æ) 15,818 207
Murphy Oil Corp. 4,197 119
Noble Corp. PLC 1,202 34
NPK International, Inc.(Æ) 28,740 325
Oceaneering International, Inc.(Æ) 1,496 37
Oil States International, Inc.(Æ) 6,510 40
Ormat Technologies, Inc. 397 38
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Par Pacific Holdings, Inc.(Æ) 2,847 101
Patterson-UTI Energy, Inc. 25,907 134
Peabody Energy Corp. 5,166 137
Range Resources Corp. 1,658 62
Ranger Energy Services, Inc. Class A 17,847 251
Select Water Solutions, Inc. Class A 36,936 395
Shoals Technologies Group, Inc. Class A(Æ) 34,978 259
Solaris Energy Infrastructure, Inc. Class A 10,174 407
SunCoke Energy, Inc. 7,521 61
Sunrun , Inc.(Æ) 4,814 83
TETRA Technologies, Inc.(Æ) 38,633 222
Transocean, Ltd.(Æ) 28,830 90
Uranium Energy Corp.(Æ) 10,347 138
Valaris , Ltd.(Æ) 2,042 100
World Kinect Corp. 1,361 35
5,891
Financial Services - 17.8%
Abacus Global Management, Inc.(Æ) 27,928 160
ACRES Commercial Realty Corp.(Æ)(ö) 2,218 47
Acuren Corp.(Æ) 14,823 197
Alexander & Baldwin, Inc.(ö) 11,512 209
Alexander's, Inc.(ö) 377 88
American Assets Trust, Inc.(ö) 7,396 150
American Healthcare REIT, Inc.(ö) 984 41
Ameris Bancorp 2,102 154
Apple Hospitality REIT, Inc.(ö) 11,874 143
Applied Digital Corp.(Æ) 2,583 59
Arbor Realty Trust, Inc.(ö) 3,281 40
Ares Commercial Real Estate Corp.(ö) 17,009 77
Artisan Partners Asset Management, Inc.
Class A 15,299 664
Axos Financial, Inc.(Æ) 5,533 468
Banc of California, Inc. 2,142 35
BancFirst Corp. 724 92
Banco Latinoamericano de Comercio
Exterior SA Class E 8,538 393
Bancorp, Inc. (The)(Æ) 8,087 606
Bank of Marin Bancorp 3,353 81
Bank of NT Butterfield & Son, Ltd. (The) 9,136 392
BankUnited , Inc. 14,119 539
Bankwell Financial Group, Inc. 2,048 91
BayCom Corp. 9,429 271
BCB Bancorp, Inc. 4,092 36
BGC Group, Inc. Class A 7,043 67
Blackstone Mortgage Trust, Inc. Class A(ö) 2,213 41
Blue Foundry Bancorp(Æ) 3,811 35
Braemar Hotels & Resorts, Inc.(ö) 12,059 33
Bread Financial Holdings, Inc. 617 34
Brightsphere Investment Group, Inc. 4,681 225
Broadstone Net Lease, Inc.(ö) 4,595 82
BRT Realty Trust(ö) 5,006 78
Burford Capital, Ltd. 3,722 45
Business First Bancshares, Inc. 11,979 283
Cadence Bank 5,696 214
Capitol Federal Financial, Inc. 23,088 147
Cathay General Bancorp 4,103 197
CB Financial Services, Inc. 1,158 38
Chimera Investment Corp.(ö) 5,438 72
Cipher Mining, Inc.(Æ) 4,654 59

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 15
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Citizens Financial Services, Inc. 573 35
CNO Financial Group, Inc. 4,586 181
Cohen & Steers, Inc. 3,036 199
Colony Bankcorp , Inc. 3,945 67
Community Healthcare Trust, Inc.(ö) 3,083 47
Compass, Inc. Class A(Æ) 6,531 52
COPT Defense Properties(ö) 4,678 136
Cushman & Wakefield PLC(Æ) 7,265 116
Customers Bancorp, Inc.(Æ) 3,856 252
CVB Financial Corp. 5,468 103
Dave, Inc.(Æ) 617 123
Diamond Hill Investment Group, Inc. 783 110
Dime Community Bancshares, Inc. 7,836 234
Douglas Emmett, Inc.(ö) 7,183 112
Eastern Bankshares , Inc. 5,117 93
eHealth, Inc.(Æ) 9,190 40
Elme Communities(ö) 7,545 127
Enact Holdings, Inc. 4,995 192
Encore Capital Group, Inc.(Æ) 3,966 166
Enova International, Inc.(Æ) 1,734 200
Enterprise Financial Services Corp. 913 53
Essent Group, Ltd. 5,988 381
Evercore , Inc. Class A 548 185
Farmland Partners, Inc.(ö) 19,138 208
Fidelis Insurance Holdings, Ltd. 2,053 37
First BanCorp 7,209 159
First Financial Bancorp 3,012 76
First Financial Bankshares , Inc. 3,757 126
First Financial Corp. 611 34
First Foundation, Inc.(Æ) 22,361 125
First Interstate BancSystem , Inc. Class A 5,215 166
FirstService Corp. 1,548 295
Flagstar Financial, Inc. 6,063 70
Franklin Street Properties Corp.(ö) 21,264 34
FTAI Infrastructure, Inc. 47,687 208
Fulton Financial Corp. 13,353 249
Genworth Financial, Inc. Class A(Æ) 30,393 271
Glacier Bancorp, Inc. 2,027 99
Gladstone Land Corp.(ö) 3,988 37
Global Medical REIT, Inc.(ö) 2,051 69
Great Southern Bancorp, Inc. 563 34
Grid Dynamics Holdings, Inc.(Æ) 4,577 35
HA Sustainable Infrastructure Capital, Inc. 2,607 80
Hancock Holding Co. 5,803 363
HarborOne Bancorp, Inc. 3,176 43
Heritage Insurance Holdings, Inc.(Æ) 1,514 38
Hilltop Holdings, Inc. 6,024 201
Home Bancorp, Inc. 636 35
Home BancShares , Inc. 8,427 238
Horace Mann Educators Corp. 1,613 73
Hudson Pacific Properties, Inc.(Æ)(ö) 12,460 34
Hut 8 Corp.(Æ) 1,409 49
Independence Realty Trust, Inc.(ö) 10,780 177
Innovative Industrial Properties, Inc.(ö) 1,963 105
International Bancshares Corp. 2,532 174
Jackson Financial, Inc. Class A 2,344 237
JBG Smith Properties(ö) 8,138 181
Kearny Financial Corp. 5,452 36
Kennedy-Wilson Holdings, Inc. 21,029 175
Kinsale Capital Group, Inc. 655 279
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kite Realty Group Trust(ö) 14,257 318
KKR Real Estate Finance Trust, Inc.(ö) 3,882 35
Legalzoom.com, Inc.(Æ) 12,326 128
Lemonade, Inc.(Æ) 1,294 69
LendingClub Corp.(Æ) 3,718 56
LiveRamp Holdings, Inc.(Æ) 8,447 229
LTC Properties, Inc.(ö) 3,113 115
LXP Industrial Trust(ö) 3,945 35
Marex Group PLC 7,457 251
McGrath RentCorp 423 50
Mercantile Bank Corp. 861 39
Mercury General Corp. 606 51
Metropolitan Bank Holding Corp. 1,321 99
MFA Financial, Inc.(ö) 5,694 52
Moelis & Co. Class A 4,836 345
Mr. Cooper Group, Inc. 1,086 229
National Bank Holdings Corp. Class A 915 35
National Health Investors, Inc.(ö) 2,807 223
Navient Corp. 8,015 105
NB Bancorp, Inc. 1,911 34
NerdWallet , Inc. Class A(Æ) 3,212 35
Newmark Group, Inc. Class A 4,483 84
NexPoint Diversified Real Estate Trust(ö) 9,872 36
Nicolet Bankshares , Inc. 262 35
NMI Holdings, Inc. Class A(Æ) 1,688 65
Northfield Bancorp, Inc. 10,606 125
OceanFirst Financial Corp. 1,434 25
OFG Bancorp 1,987 86
One Liberty Properties, Inc.(ö) 1,549 34
Pagseguro Digital, Ltd. Class A 9,538 95
Palomar Holdings, Inc.(Æ) 791 92
Paramount Group, Inc.(Æ)(ö) 4,805 31
Park National Corp. 313 51
Pathward Financial, Inc. 1,421 105
Patria Investments, Ltd. Class A 2,860 42
Paysign , Inc.(Æ) 6,768 43
Pebblebrook Hotel Trust(ö) 7,855 89
Perella Weinberg Partners 21,259 453
Piper Sandler Cos. 1,277 443
PJT Partners, Inc. Class A 668 119
Plymouth Industrial REIT, Inc.(ö) 4,951 111
PotlatchDeltic Corp.(ö) 2,565 105
Preferred Bank 1,156 105
Progyny , Inc.(Æ) 3,569 77
Provident Financial Services, Inc. 6,550 126
Radian Group, Inc. 11,355 411
RBB Bancorp 3,851 72
Ready Capital Corp.(ö) 8,205 32
Remitly Global, Inc.(Æ) 1,804 29
Resolute Holdings Management, Inc.(Æ) 542 39
RLJ Lodging Trust(ö) 7,110 51
Ryman Hospitality Properties, Inc.(ö) 1,060 95
Sabra Health Care REIT, Inc.(ö) 12,098 226
Seacoast Banking Corp. of Florida 11,790 359
Selective Insurance Group, Inc. 451 37
Selectquote , Inc.(Æ) 17,702 35
ServisFirst Bancshares, Inc. 1,643 132
Sierra Bancorp 1,960 57
Sila Realty Trust, Inc.(ö) 1,408 35
SiriusPoint , Ltd.(Æ) 12,043 218

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
SITE Centers Corp.(ö) 30,065 271
Skyward Specialty Insurance Group, Inc.
(Æ) 6,814 324
SL Green Realty Corp.(ö) 1,931 116
Southern First Bancshares, Inc.(Æ) 1,626 72
SR Bancorp, Inc. 5,833 88
St. Joe Co. (The) 2,131 105
StepStone Group, Inc. Class A 7,782 508
Stock Yards Bancorp, Inc. 687 48
StoneX Group, Inc.(Æ) 1,800 182
Summit Hotel Properties, Inc.(ö) 7,699 42
Tanger , Inc.(ö) 1,034 35
TeraWulf , Inc.(Æ) 5,062 58
Terreno Realty Corp.(ö) 1,313 75
Texas Capital Bancshares, Inc.(Æ) 3,366 285
Tompkins Financial Corp. 1,283 85
Towne Bank 988 34
TPG RE Finance Trust, Inc.(ö) 4,707 40
TriCo Bancshares 1,013 45
Trupanion , Inc.(Æ) 828 36
TrustCo Bank Corp. 911 33
Trustmark Corp. 2,438 97
United Bankshares , Inc. 1,034 38
United Community Banks, Inc. 6,947 218
United Fire Group, Inc. 1,225 37
Universal Health Realty Income Trust(ö) 1,243 49
Univest Financial Corp. 1,146 34
Upstart Holdings, Inc.(Æ) 2,054 104
Urban Edge Properties(ö) 3,706 76
Valley National Bancorp 3,779 40
Value Line, Inc. 1,182 46
Veris Residential, Inc.(ö) 7,196 109
Vestis Corp. 14,271 65
Virtus Investment Partners, Inc. 789 150
Walker & Dunlop, Inc. 3,485 291
Washington Federal, Inc. 4,569 138
Waterstone Financial, Inc. 2,430 38
Western New England Bancorp, Inc. 4,728 57
WisdomTree , Inc. 2,878 40
WSFS Financial Corp. 4,247 229
Xenia Hotels & Resorts, Inc.(ö) 7,158 98
26,111
Health Care - 14.2%
10X Genomics, Inc. Class A(Æ) 8,674 101
Acadia Pharmaceuticals, Inc.(Æ) 6,577 140
Accuray , Inc.(Æ) 23,182 39
AdaptHealth Corp.(Æ) 3,815 34
Adaptive Biotechnologies Corp.(Æ) 7,034 105
ADMA Biologics, Inc.(Æ) 24,009 352
Akebia Therapeutics, Inc.(Æ) 12,776 35
Akero Therapeutics, Inc.(Æ) 1,898 90
Alignment Healthcare, Inc.(Æ) 14,809 258
Alkermes PLC(Æ) 8,998 270
Alpha Teknova , Inc.(Æ) 8,260 51
Alphatec Holdings, Inc.(Æ) 4,307 63
Amicus Therapeutics, Inc.(Æ) 17,910 141
Amneal Pharmaceuticals, Inc.(Æ) 4,123 41
Amphastar Pharmaceuticals, Inc.(Æ) 1,763 47
Anavex Life Sciences Corp.(Æ) 3,915 35
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
AngioDynamics , Inc.(Æ) 22,022 246
ANI Pharmaceuticals, Inc.(Æ) 812 74
Apogee Therapeutics, Inc.(Æ) 935 37
Apyx Medical Corp.(Æ) 27,489 59
Arcellx , Inc.(Æ) 1,293 106
Arcutis Biotherapeutics , Inc.(Æ) 3,580 67
Ardelyx , Inc.(Æ) 5,452 30
Arrowhead Pharmaceuticals, Inc.(Æ) 5,745 198
Artivion , Inc.(Æ) 6,570 278
Astrana Health, Inc.(Æ) 8,481 240
AtriCure , Inc.(Æ) 2,312 82
Aurinia Pharmaceuticals, Inc.(Æ) 12,241 135
Avadel Pharmaceuticals PLC(Æ) 6,408 98
Avanos Medical, Inc.(Æ) 2,890 33
Aveanna Healthcare Holdings, Inc.(Æ) 4,350 39
Avidity Biosciences, Inc.(Æ) 2,510 109
Axogen , Inc.(Æ) 2,240 40
Axsome Therapeutics, Inc.(Æ) 2,703 328
Azenta , Inc.(Æ) 3,537 102
BioCryst Pharmaceuticals, Inc.(Æ) 16,627 126
BioLife Solutions, Inc.(Æ) 1,824 47
Biote Corp. Class A(Æ) 12,535 38
Bioventus , Inc. Class A(Æ) 27,833 186
BridgeBio Pharma, Inc.(Æ) 7,042 366
BrightSpring Health Services, Inc.(Æ) 1,974 58
CareDx , Inc.(Æ) 2,693 39
Castle Biosciences, Inc.(Æ) 1,664 38
Catalyst Pharmaceuticals, Inc.(Æ) 10,197 201
Celcuity , Inc.(Æ) 574 28
Cerus Corp.(Æ) 31,559 50
CG Oncology, Inc.(Æ) 1,067 43
ChromaDex Corp.(Æ) 6,905 64
Clover Health Investments Corp.(Æ) 13,115 40
Collegium Pharmaceutical, Inc.(Æ) 951 33
Colliers International Group, Inc. 2,177 340
Community Health Systems, Inc.(Æ) 14,642 47
Computer Programs & Systems, Inc.(Æ) 1,801 36
Concentra Group Holdings Parent, Inc. 7,110 149
CONMED Corp. 1,580 74
CorMedix , Inc.(Æ) 2,818 33
Crinetics Pharmaceuticals, Inc.(Æ) 1,904 79
CRISPR Therapeutics AG(Æ) 1,845 120
Cytek Biosciences, Inc.(Æ) 10,012 35
Cytokinetics, Inc.(Æ) 2,957 163
Day One Biopharmaceuticals, Inc.(Æ) 4,810 34
DocGo , Inc.(Æ) 44,478 60
Doximity , Inc. Class A(Æ) 3,908 286
Dynavax Technologies Corp.(Æ) 9,524 95
Edgewise Therapeutics, Inc.(Æ) 2,414 39
Electomed , Inc.(Æ) 2,018 50
Embecta Corp. 3,455 49
Emergent BioSolutions , Inc.(Æ) 6,469 57
Encompass Health Corp. 5,684 722
Enovis Corp. Class W(Æ) 6,541 198
Ensign Group, Inc. (The) 4,153 718
Fortrea Holdings, Inc.(Æ) 3,482 29
GeneDx Holdings Corp.(Æ) 2,036 219
Geron Corp.(Æ) 26,230 36
Glaukos Corp.(Æ) 1,200 98
Guardant Health, Inc.(Æ) 2,571 161

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 17
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Haemonetics Corp.(Æ) 1,848 90
Halozyme Therapeutics, Inc.(Æ) 4,760 349
Harmony Biosciences Holdings, Inc.(Æ) 3,552 98
Harrow Health, Inc.(Æ) 6,766 326
HealthEquity , Inc.(Æ) 2,053 195
ICU Medical, Inc.(Æ) 577 69
Indivior PLC(Æ) 4,186 101
Innoviva , Inc.(Æ) 14,203 259
Insmed , Inc.(Æ) 2,621 377
Integer Holdings Corp.(Æ) 1,963 203
iRadimed Corp. 1,328 95
iRhythm Technologies, Inc.(Æ) 974 168
Janux Therapeutics, Inc.(Æ) 1,448 35
Keros Therapeutics, Inc.(Æ) 4,937 78
KORU Medical Systems, Inc.(Æ) 8,809 34
Krystal Biotech, Inc.(Æ) 999 176
Kura Oncology, Inc.(Æ) 7,500 66
Kymera Therapeutics, Inc.(Æ) 959 54
Lantheus Holdings, Inc.(Æ) 2,223 114
LeMaitre Vascular, Inc. 498 44
LENZ Therapeutics, Inc.(Æ) 418 19
Ligand Pharmaceuticals, Inc. Class B(Æ) 619 110
LivaNova PLC(Æ) 2,962 155
Madrigal Pharmaceuticals, Inc.(Æ) 926 425
MannKind Corp.(Æ) 12,411 67
Medpace Holdings, Inc.(Æ) 433 223
Merit Medical Systems, Inc.(Æ) 6,743 561
MiMedx Group, Inc.(Æ) 20,833 145
Mineralys Therapeutics, Inc.(Æ) 1,001 38
Mirum Pharmaceuticals, Inc.(Æ) 1,974 145
Monte Rosa Therapeutics, Inc.(Æ) 11,635 86
Myriad Genetics, Inc.(Æ) 24,920 180
Neogen Corp.(Æ) 6,350 36
NeoGenomics , Inc.(Æ) 4,035 31
Novocure , Ltd.(Æ) 3,584 46
Nuvalent , Inc. Class A(Æ) 1,484 128
Omnicell , Inc.(Æ) 2,390 73
Option Care Health, Inc.(Æ) 3,842 107
Orthofix Medical, Inc.(Æ) 2,580 38
Oscar Health, Inc. Class A(Æ) 3,177 60
Pacira BioSciences , Inc.(Æ) 1,344 35
Pediatrix Medical Group, Inc.(Æ) 3,620 61
Phibro Animal Health Corp. Class A 1,080 44
Phreesia , Inc.(Æ) 2,181 51
Premier, Inc. Class A 4,771 133
Prestige Brands Holdings, Inc.(Æ) 1,199 75
Privia Health Group, Inc.(Æ) 13,413 334
PROCEPT BioRobotics Corp.(Æ) 1,931 69
Protagonist Therapeutics, Inc.(Æ) 3,126 208
PTC Therapeutics, Inc.(Æ) 3,540 217
Puma Biotechnology, Inc.(Æ) 9,949 53
Pursuit Attractions and Hospitality, Inc.(Æ) 6,301 228
QuidelOrtho Corp.(Æ) 1,818 54
Quipt Home Medical Corp.(Æ) 17,674 46
RadNet , Inc.(Æ) 7,406 564
Rhythm Pharmaceuticals, Inc.(Æ) 4,138 418
Rigel Pharmaceuticals, Inc.(Æ) 1,767 50
Sanara Medtech , Inc.(Æ) 1,147 36
Scholar Rock Holding Corp.(Æ) 1,369 51
Schrodinger, Inc.(Æ) 2,736 55
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Select Medical Holdings Corp. 16,233 208
SI-BONE, Inc.(Æ) 2,228 33
SIGA Technologies, Inc. 5,220 48
Soleno Therapeutics, Inc.(Æ) 2,168 147
Stoke Therapeutics, Inc.(Æ) 2,399 56
Supernus Pharmaceuticals, Inc.(Æ) 2,637 126
Surmodics , Inc.(Æ) 1,091 33
Tactile Systems Technology, Inc.(Æ) 8,273 115
Talkspace , Inc.(Æ) 27,528 76
Tandem Diabetes Care, Inc.(Æ) 13,702 166
Tarsus Pharmaceuticals, Inc.(Æ) 632 38
Teladoc Health, Inc.(Æ) 10,676 83
Teleflex, Inc. 1,481 181
TG Therapeutics, Inc.(Æ) 3,779 137
Theravance Biopharma, Inc.(Æ) 16,550 242
TransMedics Group, Inc.(Æ) 1,133 127
Travere Therapeutics, Inc.(Æ) 1,695 41
Twist Bioscience Corp.(Æ) 2,751 77
UFP Technologies, Inc.(Æ) 1,367 273
Varex Imaging Corp.(Æ) 18,489 229
Vaxcyte , Inc.(Æ) 3,928 141
Vera Therapeutics, Inc.(Æ) 1,453 42
Veracyte , Inc.(Æ) 3,545 122
Vericel Corp.(Æ) 2,662 84
Waystar Holding Corp.(Æ) 1,250 47
Xenon Pharmaceuticals, Inc.(Æ) 3,022 121
Xeris Biopharma Holdings, Inc.(Æ) 5,864 48
Zymeworks , Inc.(Æ) 3,640 62
20,876
Materials and Processing - 8.1%
Allegheny Technologies, Inc.(Æ) 3,038 247
American Vanguard Corp.(Æ) 6,282 36
Aspen Aerogels, Inc.(Æ) 6,256 44
Avient Corp. 2,624 86
Balchem Corp. 567 85
Belden, Inc. 484 58
Boise Cascade Co. 1,635 126
Cabot Corp. 2,359 179
Caledonia Mining Corp. PLC 1,939 70
Carpenter Technology Corp. 2,604 639
Century Aluminum Co.(Æ) 1,654 49
Chemours Co. (The) 3,638 58
Coeur Mining, Inc.(Æ) 13,289 249
Commercial Metals Co. 8,005 459
Compass Minerals International, Inc.(Æ) 2,344 45
Constellium SE(Æ) 2,508 37
Contango ORE, Inc.(Æ) 1,641 41
Core Molding Technologies, Inc.(Æ) 1,809 37
Eagle Materials, Inc. 651 152
Fabrinet (Æ) 2,014 734
Ferroglobe PLC 31,448 143
Gibraltar Industries, Inc.(Æ) 2,037 128
Global Industrial Co. 2,918 107
Griffon Corp. 678 52
H.B. Fuller Co. 572 34
Hawkins, Inc. 446 81
Healthcare Services Group, Inc.(Æ) 10,513 177
Hecla Mining Co. 13,518 164
Hudson Technologies, Inc.(Æ) 7,389 73

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Ingevity Corp.(Æ) 6,982 385
Installed Building Products, Inc. 2,394 591
Insteel Industries, Inc. 2,183 84
Interface, Inc. Class A 2,683 78
Intrepid Potash, Inc.(Æ) 7,150 219
Knife River Corp.(Æ) 4,527 348
Koppers Holdings, Inc. 1,254 35
Legence Corp. Class A(Æ) 6,598 203
LSI Industries, Inc. 9,422 222
Mativ Holdings, Inc. 4,039 46
Modine Manufacturing Co.(Æ) 3,752 533
MRC Global, Inc.(Æ) 21,002 303
Mueller Water Products, Inc. Class A 2,674 68
Northwest Pipe Co.(Æ) 5,144 272
NovaGold Resources, Inc.(Æ) 5,341 47
Olympic Steel, Inc. 2,771 84
Omega Flex, Inc. 1,426 44
OPENLANE, Inc.(Æ) 2,466 71
Perimeter Solutions, Inc.(Æ) 2,239 50
Quaker Chemical Corp. 261 34
Ranpak Holdings Corp.(Æ) 8,837 50
Resideo Technologies, Inc.(Æ) 16,131 697
Rush Enterprises, Inc. Class A 2,417 129
ScanSource , Inc.(Æ) 1,380 61
Sealed Air Corp. 6,285 222
Sensient Technologies Corp. 1,932 181
SiteOne Landscape Supply, Inc.(Æ) 1,581 204
SmartRent , Inc.(Æ) 30,349 43
SPX Technologies, Inc.(Æ) 3,286 614
SSR Mining, Inc.(Æ) 6,347 155
Sylvamo Corp. 3,012 133
Tecnoglass , Inc. 883 59
ThredUp , Inc. Class A(Æ) 3,229 31
TimkenSteel Corp.(Æ) 9,788 162
Tredegar Corp.(Æ) 4,560 37
UFP Industries, Inc. 680 64
United States Lime & Minerals, Inc. 293 39
VSE Corp. 4,615 767
Worthington Industries, Inc. 1,592 88
11,843
Producer Durables - 19.1%
AAR Corp.(Æ) 4,724 424
Adient PLC(Æ) 4,374 105
Aebi Schmidt Holding AG 17,675 220
AeroVironment , Inc.(Æ) 1,240 390
Alamo Group, Inc. 365 70
Alarm.com Holdings, Inc.(Æ) 630 33
Allegiant Travel Co. Class A(Æ) 1,264 77
Allient , Inc. 1,842 82
American Superconductor Corp.(Æ) 3,956 235
AMN Healthcare Services, Inc.(Æ) 4,581 89
Amprius Technologies, Inc.(Æ) 4,673 49
Applied Industrial Technologies, Inc. 1,731 452
ArcBest Corp. 878 61
Ardmore Shipping Corp. 20,094 239
Argan , Inc. 515 139
Ascent Industries Co.(Æ) 5,218 67
ASGN, Inc.(Æ) 2,074 98
Astec Industries, Inc. 1,954 94
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Astronics Corp.(Æ) 9,674 441
AZZ, Inc. 1,266 138
Badger Meter, Inc. 375 67
Bloom Energy Corp. Class A(Æ) 9,177 776
Blue Bird Corp.(Æ) 1,507 87
Brink's Co. (The) 412 48
BWX Technologies, Inc. 940 173
Cactus, Inc. Class A 3,850 152
Casella Waste Systems, Inc. Class A(Æ) 3,032 288
CECO Environmental Corp.(Æ) 7,696 394
Cimpress PLC(Æ) 1,467 93
Clean Energy Fuels Corp.(Æ) 15,973 41
Clean Harbors, Inc.(Æ) 1,084 252
Comfort Systems USA, Inc. 1,084 895
Compass Diversified Holdings 5,952 39
Concrete Pumping Holdings, Inc. 22,811 161
Construction Partners, Inc. Class A(Æ) 6,082 772
CoreCivic , Inc.(Æ) 1,831 37
Costamare , Inc. 7,938 95
Covenant Logistics Group, Inc. Class A 1,532 33
Crane Co. 1,310 241
CryoPort , Inc.(Æ) 3,578 34
CSW Industrials, Inc. 994 241
DHI Group, Inc.(Æ) 46,047 128
DHT Holdings, Inc. 7,946 95
Ducommun, Inc.(Æ) 2,826 272
Dycom Industries, Inc.(Æ) 1,913 558
EnerSys 1,744 197
EnPro Industries, Inc. 509 115
ESCO Technologies, Inc. 801 169
Federal Signal Corp. 5,317 633
FLEX LNG, Ltd.(Æ) 2,356 59
Fluor Corp.(Æ) 2,864 121
Forrester Research, Inc.(Æ) 7,128 76
Fox Factory Holding Corp.(Æ) 1,214 30
Franklin Covey Co.(Æ) 6,295 122
Frontdoor , Inc.(Æ) 1,547 104
FTAI Aviation, Ltd. 1,512 252
GEO Group, Inc. (The)(Æ) 1,962 40
Granite Construction, Inc. 450 49
Greenbrier Cos., Inc. (The) 773 36
Heidrick & Struggles International, Inc. 715 36
Helios Technologies, Inc. 6,984 364
Herc Holdings, Inc. Class W 400 47
Hertz Global Holdings, Inc.(Æ) 6,009 41
HNI Corp. 1,785 84
Hub Group, Inc. Class A 3,643 125
Huron Consulting Group, Inc.(Æ) 4,334 636
I3 Verticals, Inc. Class A(Æ) 8,752 284
ICF International, Inc. 376 35
indie Semiconductor, Inc. Class A(Æ) 37,048 151
Information Services Group, Inc. 14,801 85
Integrated Electrical Services, Inc.(Æ) 1,302 518
International Seaways, Inc. 1,133 52
Itron , Inc.(Æ) 4,682 583
Janus International Group, Inc.(Æ) 22,373 221
JBT Marel Corp. 638 90
Kadant , Inc. 145 43
Kelly Services, Inc. Class A 19,313 253
Kforce , Inc. 3,112 93

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 19
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kirby Corp.(Æ) 3,930 328
Kratos Defense & Security Solutions, Inc.
(Æ) 16,156 1,476
Limbach Holdings, Inc.(Æ) 1,047 102
Loar Holdings, Inc.(Æ) 455 36
Luxfer Holdings PLC - ADR 23,332 324
MARA Holdings, Inc.(Æ) 4,994 91
Materion Corp. 2,813 340
Matson, Inc. 666 66
Mayville Engineering Co., Inc.(Æ) 11,961 165
Mercury Systems, Inc.(Æ) 6,320 489
Mesa Laboratories, Inc. 571 38
Mirion Technologies, Inc.(Æ) 7,264 169
Mistras Group, Inc.(Æ) 29,692 292
Mitek Systems, Inc.(Æ) 3,602 35
Montrose Environmental Group, Inc.(Æ) 12,246 336
Moog, Inc. Class A 997 207
Murphy USA, Inc. 652 253
MYR Group, Inc.(Æ) 362 75
NANO Nuclear Energy, Inc.(Æ) 1,128 44
Navigator Holdings, Ltd. 17,062 264
NEXTracker , Inc. Class A(Æ) 4,543 336
Nexxen International, Ltd.(Æ) 3,569 33
NuScale Power Corp.(Æ) 3,016 109
Orion Group Holdings, Inc.(Æ) 37,706 314
OSI Systems, Inc.(Æ) 241 60
Payoneer Global, Inc.(Æ) 13,425 81
Pitney Bowes, Inc. 6,178 71
Powell Industries, Inc. 331 101
Power Solutions International, Inc.(Æ) 508 50
Primoris Services Corp. 5,016 689
Proficient Auto Logistics, Inc.(Æ) 4,785 33
Proto Labs, Inc.(Æ) 716 36
PureCycle Technologies, Inc.(Æ) 2,684 35
Quad/Graphics, Inc. 7,748 49
Radiant Logistics, Inc.(Æ) 30,509 180
RBC Bearings, Inc.(Æ) 1,297 506
Resources Connection, Inc. 20,360 103
Riot Blockchain , Inc.(Æ) 4,799 91
RXO, Inc.(Æ) 4,781 74
Ryerson Holding Corp. 2,798 64
Scorpio Tankers, Inc. 5,608 314
Sezzle , Inc.(Æ) 592 47
Skyline Champion Corp.(Æ) 5,609 428
SkyWest, Inc.(Æ) 2,305 232
Sterling Infrastructure, Inc.(Æ) 1,360 462
StoneCo , Ltd. Class A(Æ) 7,661 145
Stoneridge, Inc.(Æ) 9,867 75
Strattec Security Corp.(Æ) 678 46
Sun Country Airlines Holdings, Inc.(Æ) 3,067 36
Teekay Corporation, Ltd. 6,737 55
Teekay Tankers, Ltd. Class A 693 35
Terex Corp. 1,368 70
Thermon Group Holdings, Inc.(Æ) 2,246 60
Tidewater, Inc.(Æ) 2,242 120
Titan International, Inc.(Æ) 13,057 99
Titan Machinery, Inc.(Æ) 11,128 186
TriNet Group, Inc. 517 35
Trinity Industries, Inc. 8,690 244
TrueBlue , Inc.(Æ) 36,396 223
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tutor Perini Corp.(Æ) 2,189 144
V2X, Inc.(Æ) 6,186 359
Vishay Precision Group, Inc.(Æ) 4,851 156
Watts Water Technologies, Inc. Class A 1,297 362
WESCO International, Inc. 1,045 221
Willdan Group, Inc.(Æ) 573 55
Xerox Holdings Corp. 9,384 35
Xometry , Inc. Class A(Æ) 1,157 63
ZipRecruiter, Inc. Class A(Æ) 7,046 30
Zurn Elkay Water Solutions Corp. 5,752 271
27,972
Technology - 17.5%
8x8, Inc.(Æ) 17,187 36
A10 Networks, Inc. 15,236 277
ACI Worldwide, Inc.(Æ) 11,825 624
ACM Research, Inc. Class A(Æ) 1,332 52
ACV Auctions, Inc. Class A(Æ) 7,623 76
Adeia , Inc. 5,346 90
ADTRAN Holdings, Inc.(Æ) 27,087 254
Agilysys , Inc.(Æ) 3,116 328
Alpha & Omega Semiconductor, Ltd.(Æ) 5,901 165
Ambarella , Inc.(Æ) 1,526 126
Amentum Holdings, Inc.(Æ) 9,724 233
Amkor Technology, Inc. 10,831 308
Appian Corp. Class A(Æ) 3,457 106
Applied Optoelectronics, Inc.(Æ) 11,264 292
Arlo Technologies, Inc.(Æ) 17,451 296
Arteris , Inc.(Æ) 4,183 42
Asana, Inc. Class A(Æ) 4,887 65
AvePoint , Inc.(Æ) 10,452 157
Aviat Networks, Inc.(Æ) 13,214 303
Axcelis Technologies, Inc.(Æ) 4,193 409
Backblaze , Inc. Class A(Æ) 3,931 36
Bandwidth, Inc. Class A(Æ) 2,560 43
Bel Fuse, Inc. Class B 346 49
BigCommerce Holdings, Inc.(Æ) 11,835 59
Blackbaud , Inc.(Æ) 796 51
Blackline, Inc.(Æ) 937 50
Blend Labs, Inc. Class A(Æ) 21,045 77
Box, Inc. Class A(Æ) 5,050 163
Braze, Inc. Class A(Æ) 1,172 33
Bumble, Inc. Class A(Æ) 6,534 40
C3.ai, Inc. Class A(Æ) 2,283 40
Calix, Inc.(Æ) 1,837 113
Camtek , Ltd.(Æ) 3,144 330
Cantaloupe, Inc.(Æ) 5,762 61
Cargurus , Inc.(Æ) 4,617 172
Cerence , Inc.(Æ) 3,803 47
CI&T, Inc. Class A(Æ) 10,909 56
Clear Secure, Inc. Class A 3,270 109
Clearfield, Inc.(Æ) 3,752 129
Clearwater Analytics Holdings, Inc. Class
A(Æ) 6,220 112
Coherent Corp.(Æ) 2,644 285
Cohu , Inc.(Æ) 11,871 241
CommScope Holding Co., Inc.(Æ) 5,834 90
CommVault Systems, Inc.(Æ) 3,100 585
Corsair Gaming, Inc.(Æ) 5,799 52
Credo Technology Group Holding, Ltd.(Æ) 7,550 1,099

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Venerable US Small Cap Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cricut , Inc. Class A 12,816 81
CS Disco, Inc.(Æ) 6,249 40
CSG Systems International, Inc. 1,022 66
Daktronics, Inc.(Æ) 2,091 44
Descartes Systems Group, Inc. (The)(Æ) 5,000 471
Diebold Nixdorf, Inc.(Æ) 668 38
Digi International, Inc.(Æ) 8,708 318
DigitalBridge Group, Inc. 5,156 60
DigitalOcean Holdings, Inc.(Æ) 2,530 86
Diodes, Inc.(Æ) 2,000 106
Domo, Inc. Class B(Æ) 4,068 64
D-Wave Quantum, Inc.(Æ) 6,371 157
EchoStar Corp. Class A(Æ) 2,650 202
Eventbrite, Inc. Class A(Æ) 23,289 59
EverQuote , Inc. Class A(Æ) 9,709 222
Expensify, Inc. Class A(Æ) 18,428 34
Extreme Networks, Inc.(Æ) 4,860 100
Fastly , Inc. Class A(Æ) 4,778 41
Five9, Inc.(Æ) 7,443 180
FormFactor , Inc.(Æ) 9,344 340
Freshworks , Inc. Class A(Æ) 9,106 107
Gilat Satellite Networks, Ltd.(Æ) 26,689 348
Globalstar , Inc.(Æ) 1,890 69
Grindr, Inc.(Æ) 5,012 75
Groupon, Inc.(Æ) 1,579 37
IBEX Holdings, Ltd.(Æ) 2,140 87
Ichor Holdings, Ltd.(Æ) 8,930 156
Identiv , Inc.(Æ) 24,782 86
IDT Corp. Class B 2,536 133
Impinj , Inc.(Æ) 746 135
Innodata, Inc.(Æ) 878 68
Inseego Corp.(Æ) 8,506 127
Insight Enterprises, Inc.(Æ) 406 46
Intapp , Inc.(Æ) 1,466 60
InterDigital , Inc. 867 299
inTEST Corp.(Æ) 18,744 146
IonQ , Inc.(Æ) 10,993 676
IPG Photonics Corp.(Æ) 2,846 225
Kaltura , Inc.(Æ) 27,455 40
Kimball Electronics, Inc.(Æ) 3,348 100
Knowles Corp.(Æ) 17,526 409
Kopin Corp.(Æ) 106,709 259
Kulicke & Soffa Industries, Inc. 6,996 284
Kyndryl Holdings, Inc.(Æ) 8,429 253
Life360, Inc.(Æ) 870 92
Marqeta , Inc. Class A(Æ) 6,629 35
MediaAlpha , Inc. Class A(Æ) 2,841 32
Napco Security Technologies, Inc. 1,742 75
NCR Atleos Corp.(Æ) 8,974 353
NCR Voyix Corp.(Æ) 12,218 153
NETGEAR, Inc.(Æ) 1,819 59
NetScout Systems, Inc.(Æ) 2,229 58
nLight , Inc.(Æ) 11,979 355
Nova, Ltd.(Æ) 2,386 763
OneSpan , Inc. 2,304 37
Onto Innovation, Inc.(Æ) 667 86
Ooma , Inc.(Æ) 10,104 121
Ouster, Inc.(Æ) 1,271 34
Pagaya Technologies, Ltd. Class A(Æ) 1,043 31
PagerDuty , Inc.(Æ) 4,766 79
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Parsons Corp.(Æ) 2,788 231
Pegasystems , Inc. 5,427 312
Penguin Solutions, Inc.(Æ) 16,396 431
Planet Labs PBC(Æ) 3,720 48
Playstudios , Inc.(Æ) 39,545 38
Playtika Holding Corp. 9,533 37
Plexus Corp.(Æ) 486 70
Porch Group, Inc.(Æ) 2,535 43
Powerfleet , Inc.(Æ) 36,810 193
Preformed Line Products Co. 212 42
Pros Holdings, Inc.(Æ) 2,291 52
Q2 Holdings, Inc.(Æ) 4,773 346
Qualys , Inc.(Æ) 1,470 195
Quantum Computing, Inc.(Æ) 2,359 43
Rambus, Inc.(Æ) 5,550 578
Rapid7, Inc.(Æ) 3,152 59
Red Violet, Inc. 704 37
Ribbon Communications, Inc.(Æ) 66,276 252
Rigetti Computing, Inc.(Æ) 6,364 190
Sanmina Corp.(Æ) 2,114 243
Sapiens International Corp. NV 1,200 52
Semtech Corp.(Æ) 2,095 150
Silicon Laboratories, Inc.(Æ) 1,049 138
SiTime Corp.(Æ) 1,123 338
SkyWater Technology, Inc.(Æ) 3,256 61
Sonos , Inc.(Æ) 13,496 213
SoundHound AI, Inc. Class A(Æ) 8,187 132
Sprinklr , Inc. Class A(Æ) 8,187 63
Sprout Social, Inc. Class A(Æ) 3,604 47
SPS Commerce, Inc.(Æ) 660 69
Stratasys , Ltd.(Æ) 12,779 143
Synaptics , Inc.(Æ) 744 51
Tenable Holdings, Inc.(Æ) 4,620 135
TTM Technologies, Inc.(Æ) 3,199 184
Ultra Clean Holdings(Æ) 14,859 405
Upwork , Inc.(Æ) 5,499 102
Varonis Systems, Inc.(Æ) 5,281 304
Veeco Instruments, Inc.(Æ) 11,517 350
Veritone , Inc.(Æ) 10,280 50
Verra Mobility Corp.(Æ) 13,696 338
Vertex, Inc. Class A(Æ) 12,984 322
Viant Technology, Inc. Class A(Æ) 11,561 100
Viasat , Inc.(Æ) 2,558 75
Vimeo, Inc.(Æ) 10,060 78
Vishay Intertechnology , Inc. 6,186 95
Weave Communications, Inc.(Æ) 4,556 30
Workiva , Inc.(Æ) 1,977 170
Yelp, Inc. Class A(Æ) 5,114 160
Yext , Inc.(Æ) 5,091 43
Zeta Global Holdings Corp. Class A(Æ) 5,947 118
25,614
Utilities - 2.5%
American States Water Co. 2,299 168
ATN International, Inc. 4,336 65
Avista Corp. 995 38
Black Hills Corp. 1,299 80
Brookfield Infrastructure Corp. Class A 3,261 134
California Resources Corp. 4,173 222
California Water Service Group 951 44

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 21
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
CNX Resources Corp.(Æ) 3,951 127
Cogent Communications Holdings, Inc. 973 37
Comstock Resources, Inc.(Æ) 9,635 191
Consolidated Water Co., Ltd. 3,050 108
Evolution Petroleum Corp. 8,304 40
Genie Energy, Ltd. Class B 6,017 90
Gogo , Inc.(Æ) 11,025 95
Golar LNG, Ltd. 1,532 62
Gulfport Energy Corp.(Æ) 618 112
Hawaiian Electric Industries, Inc.(Æ) 3,024 33
Kinetik Holdings, Inc. 895 38
Lumen Technologies, Inc.(Æ) 31,278 191
Magnolia Oil & Gas Corp. Class A 16,144 385
MGE Energy, Inc. 1,070 90
Middlesex Water Co. 1,556 84
New Jersey Resources Corp. 1,666 80
Northern Oil and Gas, Inc. 5,264 130
Oklo , Inc.(Æ) 2,649 296
ONE Gas, Inc. 1,408 114
Otter Tail Corp. 1,234 101
RGC Resources, Inc. 1,634 37
SandRidge Energy, Inc. 20,472 231
Talos Energy, Inc.(Æ) 22,908 220
Telephone and Data Systems, Inc. 1,345 53
3,696
Total Common Stocks
(cost $138,830) 140,877
Short-Term Investments - 4.0%
State Street Institutional Liquid Reserves
Fund 5,768,132 5,768
Total Short-Term Investments
(cost $5,768) 5,768
Total Investments - 100.1%
(cost $144,598) 146,645
Other Assets net of Liabilities
- (0.1)%
(97)
Net Assets - 100.0%
146,548

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Venerable US Small Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2 000 Micro E-Mini Index Futures 412 USD 5,058 12/19/2025 (53)
Total Futures Contracts (å) (53)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 17,216 $ — $ — $ 17,216
Consumer Staples 1,658 — — 1,658
Energy 5,891 — — 5,891
Financial Services 26,111 — — 26,111
Health Care 20,876 — — 20,876
Materials and Processing 11,843 — — 11,843
Producer Durables 27,972 — — 27,972
Technology 25,614 — — 25,614
Utilities 3,696 — — 3,696
Short-Term Investments 5,768 — — 5,768
Total Investments
146,645 — — 146,645
Derivatives
Liabilities
Futures Contracts (53) — — (53)
Total Derivatives
*
$ (53) $ — $ — $ (53)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Bermuda .............................................................................................
447 0.3
Brazil ..................................................................................................
297 0.2
Cameroon ...........................................................................................
62 —*
Canada ................................................................................................
2,107 1.4
Cayman Islands ..................................................................................
42 —*
China ..................................................................................................
151 0.1
Guernsey ............................................................................................
64 —*
Ireland ................................................................................................
331 0.2
Israel ...................................................................................................
1,525 1.1
Monaco ..............................................................................................
409 0.3

Venerable Variable Insurance Trust
Venerable US Small Cap Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable US Small Cap Fund 23
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Norway ...............................................................................................
59 —*
Panama ...............................................................................................
393 0.3
Puerto Rico .........................................................................................
245 0.2
Singapore ...........................................................................................
360 0.3
South Africa .......................................................................................
70 0.1
Sweden ...............................................................................................
218 0.2
Switzerland ........................................................................................
340 0.2
Thailand .............................................................................................
734 0.5
United Kingdom .................................................................................
778 0.5
United States ......................................................................................
138,013 94.2
Total Investments ............................................................................... 146,645
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 94.3%
Austria - 0.2%
Erste Group Bank AG 2,187 214
Brazil - 5.5%
Allos SA 7,377 36
Ambev SA 182,529 415
B3 SA - Brasil Bolsa Balcao 227,251 572
Banco Bradesco SA 13,225 38
Banco do Brasil SA 32,287 134
Centrais Eletricas Brasileiras SA 33,846 334
Cia De Saneamento Basico Do Estado
De Sao Paulo Sabesp 5,330 132
Cosan SA 79,139 92
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 22,209 128
Direcional Engenharia SA 4,802 15
Embraer SA 38,455 580
Embraer SA - ADR 1,834 111
Equatorial Energia SA 14,051 98
Hapvida Participacoes e Investimentos
SA(Æ)(Þ) 38,499 259
Hypera SA 61,743 264
Itau Unibanco Holding SA - ADR 43,699 321
Localiza Rent a Car SA 51,693 383
Lojas Renner SA 73,998 210
LWSA SA(Þ) 17,543 15
Magazine Luiza SA 77,943 141
MBRF Global Foods Company SA 29,520 108
MercadoLibre , Inc.(Æ) 333 778
Natura Cosmeticos SA(Æ) 71,242 125
NU Holdings, Ltd. Class A(Æ) 71,219 1,140
Raia Drogasil SA 39,884 138
Rede D'Or Sao Luiz SA(Þ) 12,289 97
Suzano SA(Æ) 1,437 14
TIM SA 46,275 204
TOTVS SA 2,477 21
Vale SA 39,141 423
WEG SA 38,454 264
XP, Inc. Class A 6,838 129
7,719
Canada - 0.5%
Barrick Mining Corp. 10,928 358
Parex Resources, Inc. 26,526 347
705
Chile - 0.0%
Latam Airlines Group SA 3,046,306 69
China - 28.2%
AAC Technologies Holdings, Inc. 11,500 68
Agricultural Bank of China, Ltd. Class
H 248,000 167
Akeso , Inc. Class B(Æ)(Þ) 6,000 109
Alibaba Group Holding, Ltd. 165,200 3,703
Alibaba Group Holding, Ltd. - ADR 1,210 216
Aluminum Corp. of China, Ltd. Class A 213,600 246
Aluminum Corp. of China, Ltd. Class H 118,000 123
Anta Sports Products, Ltd. 31,000 373
Atour Lifestyle Holdings, Ltd. - ADR 4,753 179
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
AVICOPTER PLC Class A 13,600 69
Baidu, Inc. Class A(Æ) 50,300 834
Bank of China, Ltd. Class H 672,000 368
Bank of Communications Co., Ltd.
Class H 103,000 86
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 103,400 179
BeOne Medicines, Ltd. - ADR(Æ) 782 266
BeOne Medicines, Ltd. Class H(Æ) 4,200 111
Bilibili , Inc. - ADR(Æ) 4,020 113
Bilibili , Inc. Class Z(Æ) 7,840 222
Bosideng International Holdings, Ltd. 84,000 50
Budweiser Brewing Co. APAC, Ltd.(Þ) 229,500 244
BYD Co., Ltd. Class H 19,500 277
China CITIC Bank Corp., Ltd. Class H 96,000 83
China Construction Bank Corp. Class H 1,076,000 1,036
China CSSC Holdings, Ltd. Class A 18,400 90
China Galaxy Securities Co., Ltd. Class
H 11,500 18
China Gold International Resources
Corp., Ltd. 1,500 27
China International Capital Corp., Ltd.
Class H(Þ) 85,600 236
China Mengniu Dairy Co., Ltd. 234,000 451
China Merchants Bank Co., Ltd. Class
A 14,300 81
China Merchants Bank Co., Ltd. Class
H 131,000 788
China Overseas Land & Investment,
Ltd. 204,000 377
China Petroleum & Chemical Corp.
Class H 268,000 140
China Resources Land, Ltd. 92,000 360
China Shenhua Energy Co., Ltd. Class
H(Æ) 39,000 187
China Tower Corp., Ltd. Class H(Þ) 52,000 77
China Yangtze Power Co., Ltd. Class A 17,000 65
Chow Tai Fook Jewellery Group, Ltd. 96,400 193
CITIC Securities Co., Ltd. Class A 29,350 123
CITIC, Ltd. 48,000 71
CMOC Group, Ltd. Class H 24,000 49
Consun Pharmaceutical Group, Ltd. 9,000 20
Contemporary Amperex Technology
Co., Ltd. Class A 9,000 509
Contemporary Amperex Technology
Co., Ltd. Class H 8,100 597
DiDi Global, Inc. - ADR(Æ) 19,922 124
Eastroc Beverage Group Co., Ltd.(Æ) 5,900 252
ENN Energy Holdings, Ltd. 9,300 77
Eoptolink Technology Inc., Ltd. Class A 4,500 234
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 26,500 145
Full Truck Alliance Co., Ltd. - ADR 23,000 298
GDS Holdings, Ltd. Class A(Æ) 17,400 86
Geely Automobile Holdings, Ltd. 55,000 138
Giant Biogene Holding Co., Ltd.(Þ) 5,200 38
Great Wall Motor Co., Ltd. Class H 136,500 295
Guoquan Food (Shanghai) Co., Ltd.
Class H 64,800 27
Guosen Securities Co., Ltd. Class A 38,200 72

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 25
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Guoyuan Securities Co., Ltd. Class A 119,800 154
H World Group, Ltd. 50,500 199
Haier Smart Home Co., Ltd. Class A 5,400 19
Haier Smart Home Co., Ltd. Class H 180,200 588
Hansoh Pharmaceutical Group Co.,
Ltd.(Þ) 12,000 56
Hisense Visual Technology Co., Ltd.
Class A 36,300 123
Huaming Power Equipment Co., Ltd.
Class A 47,500 132
Huatai Securities Co., Ltd. Class A 45,300 139
Huatai Securities Co., Ltd. Class H(Þ) 24,200 64
Industrial & Commercial Bank of
China, Ltd. Class H 513,000 379
Innovent Biologics, Inc.(Æ)(Þ) 15,000 187
JD Health International, Inc.(Æ)(Þ) 7,600 65
JD.com, Inc. - ADR 8,615 301
JD.com, Inc. Class A 34,900 610
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 21,000 240
Joincare Pharmaceutical Group Industry
Co., Ltd. Class A 29,000 51
Kanzhun , Ltd. - ADR(Æ) 8,656 202
Kingsoft Corp., Ltd. 41,000 183
Kuaishou Technology(Þ) 16,200 176
Kweichow Moutai Co., Ltd. Class A 800 162
Laopu Gold Co., Ltd. Class H 1,900 174
Lenovo Group, Ltd. 80,000 119
Lens Technology Co., Ltd. Class H 35,000 139
LexinFintech Holdings, Ltd. - ADR 10,593 56
Li Ning Co., Ltd. 143,000 325
Longfor Group Holdings, Ltd.(Þ) 156,500 240
Meituan Class B(Æ)(Þ) 22,100 296
MMG, Ltd.(Æ) 20,000 17
NetEase , Inc. 5,700 173
NetEase , Inc. - ADR 3,580 544
Nexteer Automotive Group, Ltd. 16,000 18
Nongfu Spring Co., Ltd. Class H(Þ) 23,800 165
PDD Holdings, Inc. - ADR(Æ) 1,925 254
People's Insurance Co. Group of China,
Ltd. (The) Class H 103,000 90
PetroChina Co., Ltd. Class H 200,000 182
PICC Property & Casualty Co., Ltd.
Class H 78,000 176
Ping An Insurance Group Co. of China,
Ltd. Class H 173,500 1,181
Pop Mart International Group, Ltd.(Þ) 16,600 568
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 92,000 65
Prosus NV(Æ) 4,517 320
Qfin Holdings, Inc. - ADR 6,780 195
SAIC Motor Corp., Ltd. Class A 42,700 103
SDIC Capital Co., Ltd. Class A 44,600 49
SF Holding Co., Ltd. Class H 5,000 24
Shandong Nanshan Aluminum Co., Ltd.
Class A 152,900 85
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 307,200 230
Shenwan Hongyuan Group Co., Ltd.
Class A 189,000 141
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Shenwan Hongyuan Group Co., Ltd.
Class H(Þ) 32,800 15
Shenzhou International Group
Holdings, Ltd. 19,800 158
Starlake Bioscience Co., Inc. Zhaoqing
Guangdong Class A 35,800 38
Sunny Optical Technology Group Co.,
Ltd. 40,700 475
SY Holdings Group, Ltd.(Þ) 21,000 29
Tencent Holdings, Ltd. 81,000 6,901
Tencent Music Entertainment Group
- ADR 12,007 280
Trip.com Group, Ltd. 2,250 171
Trip.com Group, Ltd. - ADR 3,690 277
Vipshop Holdings, Ltd. - ADR 2,492 49
Weichai Power Co., Ltd. Class H 140,000 251
Western Mining Co., Ltd. Class A 62,100 191
Wilmar International, Ltd. 97,300 215
WuXi AppTec Co., Ltd. Class H(Þ) 37,600 575
Wuxi Biologics Cayman, Inc.(Æ)(Þ) 65,000 343
Xiaomi Corp. Class B(Æ)(Þ) 219,200 1,526
Xinyi Glass Holdings, Ltd. 241,000 280
Yadea Group Holdings, Ltd.(Þ) 8,000 14
Yum China Holdings, Inc. 6,417 279
Zai Lab, Ltd.(Æ) 23,600 81
Zhejiang China Commodities City
Group Co., Ltd. Class A 48,100 125
Zhejiang Leapmotor Technology Co.,
Ltd. Class H(Æ)(Þ) 23,400 200
Zhejiang Longsheng Group Co., Ltd.
Class A 137,300 192
Zhejiang NHU Co., Ltd. Class A 47,600 159
Zhongsheng Group Holdings, Ltd. 83,500 157
Zijin Mining Group Co., Ltd. Class A 57,700 238
Zijin Mining Group Co., Ltd. Class H 200,000 839
ZTO Express (Cayman), Inc. 12,850 245
ZTO Express (Cayman), Inc. - ADR 13,693 263
39,892
Colombia - 0.2%
Grupo Cibest SA - ADR 6,403 333
Czech Republic - 0.1%
CEZ AS 1,586 99
Germany - 0.0%
Siemens Energy AG(Æ) 480 56
Greece - 0.8%
Alpha Bank SA 86,643 370
Eurobank Ergasias SA 42,665 164
National Bank of Greece SA 18,552 270
OPAP SA 4,291 100
Piraeus Financial Holdings SA(Æ) 21,126 179
1,083
Hong Kong - 1.2%
AIA Group, Ltd. 61,400 589
ASMPT, Ltd. 24,400 257
Damai Entertainment Holdings, Ltd.(Æ) 400,000 55
Hong Kong Exchanges & Clearing, Ltd. 6,400 364

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Sino Biopharmaceutical, Ltd. 131,000 137
WH Group, Ltd.(Þ) 278,000 302
1,704
Hungary - 0.4%
OTP Bank PLC 7,092 614
India - 11.1%
Apollo Hospitals Enterprise, Ltd. 5,292 442
Asian Paints, Ltd. 3,958 105
Axis Bank, Ltd. 34,272 437
Bajaj Finance, Ltd. 51,337 578
Bank of Baroda 14,201 41
Bharat Electronics, Ltd. 174,346 793
Bharti Airtel, Ltd. 72,178 1,529
Britannia Industries, Ltd. 4,595 310
BSE, Ltd. 3,401 78
Canara Bank 78,700 110
Central Depository Services India, Ltd.
(Þ) 768 13
Cipla , Ltd. 8,853 150
Divi's Laboratories, Ltd. 1,408 90
Dixon Technologies India, Ltd.(Þ) 565 104
DLF, Ltd. 23,026 185
Dr Reddy's Laboratories, Ltd. 6,887 95
Eternal, Ltd.(Æ) 54,518 200
GE Vernova T&D India, Ltd. 1,627 54
GMR Infrastructure, Ltd.(Æ) 135,083 133
Godrej Properties, Ltd.(Æ) 3,807 85
Grasim Industries, Ltd. 3,209 100
HCL Technologies, Ltd. 18,753 293
HDFC Asset Management Co., Ltd.(Þ) 3,197 199
HDFC Bank, Ltd. 150,337 1,611
HDFC Life Insurance Co., Ltd.(Þ) 32,632 278
Hero MotoCorp, Ltd. 1,415 87
Hindustan Aeronautics, Ltd.(Þ) 4,864 260
Hindustan Petroleum Corp., Ltd. 3,684 18
Hindustan Unilever, Ltd. 6,965 197
Hitachi Energy India, Ltd. 61 12
ICICI Bank, Ltd. 39,795 604
ICICI Bank, Ltd. - ADR 8,249 249
Indian Hotels Co., Ltd. (The) 28,345 230
Infosys, Ltd. 15,374 250
Infosys, Ltd. - ADR 14,088 229
ITC, Ltd. 8,856 40
JSW Energy, Ltd. 25,192 151
JSW Infrastructure, Ltd. 42,255 150
JSW Steel, Ltd. 7,207 93
Kfin Technologies, Ltd. 1,066 13
Kotak Mahindra Bank, Ltd. 5,617 126
Larsen & Toubro, Ltd. 5,352 221
LIC Housing Finance, Ltd. 2,121 14
Lupin , Ltd. 6,721 145
Macrotech Developers, Ltd.(Þ) 2,155 28
Mahindra & Mahindra, Ltd. 14,377 555
MakeMyTrip , Ltd.(Æ) 1,032 97
Marico, Ltd. 2,651 21
Maruti Suzuki India, Ltd. 998 180
Max Healthcare Institute, Ltd. 5,478 69
Multi Commodity Exchange of India,
Ltd. 308 27
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
National Aluminium Co., Ltd. 48,693 118
Paradeep Phosphates, Ltd.(Þ) 40,820 90
PB Fintech, Ltd.(Æ) 1,473 28
Petronet LNG, Ltd. 53,902 169
Phoenix Mills, Ltd. (The) 8,042 141
Power Finance Corp., Ltd. 5,116 24
Power Grid Corp. of India, Ltd. 54,824 173
Reliance Industries, Ltd. 43,184 664
Shriram Finance, Ltd. 36,282 252
Siemens Energy India, Ltd.(Æ) 3,167 123
State Bank of India 3,176 31
Strides Arcolab , Ltd. 1,998 18
Sun Pharmaceutical Industries, Ltd. 19,169 345
Tata Global Beverages, Ltd. 6,999 89
Tata Motors, Ltd. 4,141 32
Tech Mahindra, Ltd. 9,008 142
Titan Co., Ltd. 4,697 178
TVS Motor Co., Ltd. 5,161 200
UltraTech Cement, Ltd. 1,296 178
UPL, Ltd. 80,734 596
Vedanta, Ltd. 2,743 14
15,684
Indonesia - 1.4%
Aneka Tambang Tbk PT 118,400 23
Astra International Tbk PT 1,037,800 360
Bank Central Asia Tbk PT 1,036,100 474
Bank Mandiri Persero Tbk PT 1,428,300 378
Bank Rakyat Indonesia Persero Tbk PT 1,197,300 280
Telkom Indonesia Persero Tbk PT 2,304,300 425
1,940
Italy - 0.0%
Coca-Cola HBC AG(Æ) 215 10
Kazakhstan - 0.3%
Kaspi.KZ JSC - ADR 4,502 368
Macao - 0.6%
Galaxy Entertainment Group, Ltd. 114,000 629
Sands China, Ltd. 66,000 184
813
Malaysia - 0.4%
Gamuda Berhad 53,000 70
Malayan Banking Bhd 70,600 166
My EG Services Bhd 65,900 13
Public Bank Bhd 360,000 371
Sunway Construction Group Bhd 9,000 13
633
Mexico - 2.1%
America Movil SAB de CV 265,828 278
Arca Continental SAB de CV 4,081 43
Fresnillo PLC 25,412 807
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 3,576 46
Grupo Aeroportuario del Pacifico SAB
de CV Class B 4,557 108
Grupo Financiero Banorte SAB de CV
Class O 70,721 712

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 27
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Kimberly-Clark de Mexico SAB de CV
Class A 138,031 292
Southern Copper Corp. 877 107
Ternium SA - ADR 2,973 103
Wal-Mart de Mexico SAB de CV 175,110 541
3,037
Netherlands - 0.2%
ASML Holding NV Class G 242 234
Peru - 0.3%
Credicorp , Ltd. 1,834 488
Philippines - 0.5%
Ayala Land, Inc. 491,100 205
BDO Unibank , Inc. 109,820 251
International Container Terminal
Services, Inc. 26,150 212
668
Poland - 0.9%
Allegro.eu SA(Æ)(Þ) 10,760 105
Bank Polska Kasa Opieki SA 1,918 92
Dino Polska SA(Æ)(Þ) 26,393 318
ORLEN SA 12,328 293
Powszechna Kasa Oszczednosci Bank
Polski SA 10,445 203
Powszechny Zaklad Ubezpieczen SA 17,023 255
Santander Bank Polska SA 103 13
1,279
Saudi Arabia - 2.2%
Al Babtain Power &
Telecommunication Co. 1,260 19
Al Rajhi Bank 35,301 1,008
Almarai Co. JSC 5,777 78
Banque Saudi Fransi 4,714 22
Co. for Co-operative Insurance (The) 422 15
Dr Sulaiman Al Habib Medical Services
Group Co. 563 41
Elm Co. 183 44
Etihad Etisalat Co. 17,221 311
Ridyadh Cables Group Co. 434 15
Riyad Bank 8,459 61
SABIC Agri -Nutrients Co. 2,750 88
Saudi Arabian Mining Co.(Æ) 2,882 49
Saudi Arabian Oil Co.(Þ) 26,708 176
Saudi Awwal Bank 19,831 170
Saudi National Bank (The) 72,858 763
Saudi Telecom Co. 18,058 212
3,072
Singapore - 1.0%
DBS Group Holdings, Ltd. 1,500 59
Grab Holdings, Ltd. Class A(Æ) 70,790 426
SEA, Ltd. - ADR(Æ) 5,208 931
1,416
South Africa - 2.5%
Absa Group, Ltd. 15,959 168
Anglogold Ashanti PLC 10,753 756
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Bid Corp., Ltd. 3,972 99
Bidvest Group, Ltd. (The) 16,983 208
Clicks Group, Ltd. 1,754 36
Discovery Holdings, Ltd. 6,410 73
FirstRand, Ltd. 65,157 293
Foschini Group, Ltd. (The) 9,848 62
Gold Fields, Ltd. 14,141 600
Gold Fields, Ltd. - ADR 4,498 189
Harmony Gold Mining Co., Ltd. - ADR 6,709 122
Naspers, Ltd. Class N 1,120 407
Sanlam, Ltd. 21,216 103
Shoprite Holdings, Ltd. 5,926 94
Sibanye Stillwater, Ltd.(Æ) 133,817 380
3,590
South Korea - 12.5%
Amorepacific Corp. 3,430 300
Celltrion , Inc. 1,591 197
Cosmax , Inc. 611 94
Coupang , Inc.(Æ) 9,740 314
D'Alba Global Co., Ltd.(Æ) 305 36
DB Insurance Co., Ltd. 1,269 125
Hana Financial Group, Inc. 9,836 614
Hankook Tire & Technology Co., Ltd. 6,605 181
Hanwha Aerospace Co., Ltd. 554 437
HD Hyundai Electric Co., Ltd. 929 387
HD Hyundai Heavy Industries Co., Ltd. 1,585 583
HD Hyundai Marine Solution Co., Ltd. 963 144
Hyundai Engineering & Construction
Co., Ltd. 3,011 117
Hyundai Heavy Industries Co., Ltd. 1,672 492
Hyundai Mobis Co., Ltd. 2,002 428
Hyundai Motor Co. 2,952 454
Hyundai Robotics Co., Ltd. 1,667 185
Hyundai Rotem Co., Ltd. 1,800 282
Kakao Corp. 2,138 91
KB Financial Group, Inc. 9,997 826
Korea Electric Power Corp. 22,059 569
Korea Investment Holdings Co., Ltd. 125 13
KT Corp. - ADR 1,127 22
KT&G Corp. 2,806 267
LG Electronics, Inc. Class H 1,432 77
Meritz Financial Group, Inc. 955 77
NAVER Corp. 1,402 268
Samsung Biologics Co., Ltd.(Æ)(Þ) 440 313
Samsung C&T Corp. 1,002 133
Samsung Electro-Mechanics Co., Ltd. 5,765 800
Samsung Electronics Co., Ltd. 62,206 3,739
Samsung Fire & Marine Insurance Co.,
Ltd. 1,062 341
Samsung Heavy Industries Co., Ltd.(Æ) 19,774 309
Samsung Securities Co., Ltd. 2,762 142
Samyang Foods Co., Ltd. 199 216
Shinhan Financial Group Co., Ltd. 14,177 713
SK Hynix, Inc. 11,089 2,773
S-Oil Corp.(Æ) 5,175 230
Sung Kwang Bend Co., Ltd. 3,505 82
Woori Financial Group, Inc. 18,343 340
17,711

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Venerable Emerging Markets Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Taiwan - 15.8%
Accton Technology Corp. 34,000 1,177
Arcadyan Technology Corp. 8,000 58
Asia Vital Components Co., Ltd. 6,000 195
ASPEED Technology, Inc. 2,000 333
Asustek Computer, Inc. 4,000 88
Bizlink Holding, Inc. 24,000 815
Chailease Holding Co., Ltd. 18,000 66
Chunghwa Telecom Co., Ltd. 42,000 184
Compal Electronics, Inc. 131,000 139
CTBC Financial Holding Co., Ltd. 95,000 134
Delta Electronics, Inc. 36,000 1,009
E.Sun Financial Holding Co., Ltd. 115,000 126
Elite Material Co., Ltd. 5,000 203
Fubon Financial Holding Co., Ltd. 109,675 318
Gigabyte Technology Co., Ltd. 4,000 39
Globalwafers Co., Ltd. 25,000 386
Hiwin Technologies Corp. 46,000 327
Hon Hai Precision Industry Co., Ltd. 156,000 1,112
International Games System Co., Ltd. 2,000 52
KGI Financial Holding Co., Ltd. 412,000 202
Largan Precision Co., Ltd. 6,000 464
Lite-On Technology Corp. 28,000 160
MediaTek , Inc. 34,000 1,474
Novatek Microelectronics Corp. 7,000 98
PharmaEssentia Corp. 3,000 51
Realtek Semiconductor Corp. 21,000 380
Taiwan Mobile Co., Ltd. 21,000 75
Taiwan Semiconductor Manufacturing
Co., Ltd. 247,000 10,746
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 5,859 1,636
Uni -President Enterprises Corp. 57,000 146
Yuanta Financial Holding Co., Ltd. 126,000 144
22,337
Thailand - 2.2%
Advanced Info Service PCL - NVDR 47,800 429
Amata Corp. PCL - NVDR 25,600 13
Bangkok Bank PCL - NVDR 48,400 222
Bangkok Dusit Medical Services PCL
- NVDR 181,100 115
Charoen Pokphand Foods PCL - NVDR 170,000 117
CP ALL PCL - NVDR 165,400 241
Gulf Development PCL(Æ) - NVDR 13,800 18
Indorama Ventures PCL - NVDR 179,400 124
Kasikornbank PCL - NVDR 57,500 297
PTT Exploration & Production PCL
- NVDR 9,200 33
PTT Oil & Retail Business PCL
- NVDR 647,600 284
PTT PCL - NVDR 117,800 121
SCB X PCL - NVDR 55,400 220
Siam Cement PCL (The) - NVDR 38,300 272
Srisawad Corp. PCL - NVDR 307,100 285
Thai Beverage PCL 706,200 255
3,046
Turkey - 1.0%
Akbank TAS 181,429 274
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Aselsan Elektronik Sanayi Ve Ticaret
AS 71,455 369
Astor Transformator Enerji Turizm
Insaat Ve Petrol Sanayi Ticaret AS 4,847 11
BIM Birlesik Magazalar AS 13,730 179
Ford Otomotiv Sanayi AS 26,531 63
Haci Omer Sabanci Holding AS 66,825 140
Migros Ticaret AS 3,011 32
Turk Hava Yollari AO 21,331 162
Turkcell Iletisim Hizmetleri AS 55,998 132
Turkiye Petrol Rafinerileri AS 7,780 35
1,397
United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank PJSC 43,837 174
Aldar Properties PJSC 97,973 253
Emaar Development PJSC 11,474 42
Emaar Properties PJSC 227,913 810
Emirates Telecommunications Group
Co. PJSC 38,182 196
First Abu Dhabi Bank PJSC 84,938 363
Parkin Co. PJSC 28,927 43
Salik Co. PJSC 101,901 167
2,048
United Kingdom - 0.2%
HSBC Holdings PLC 6,492 91
Investec PLC 27,096 203
294
United States - 0.6%
Cognizant Technology Solutions Corp.
Class A 3,773 253
Freeport-McMoRan, Inc. 4,417 173
Globant SA(Æ) 1,235 71
JBS NV Class A(Æ) 5,214 78
Meta Platforms, Inc. Class A 188 138
Netflix, Inc. Class B(Æ) 68 82
795
Total Common Stocks
(cost $131,787) 133,348
Preferred Stocks - 1.1%
Brazil - 1.0%
Banco Bradesco SA
7.601% (Ÿ) 169,078 562
Cia Energetica de Minas Gerais
13.516% (Ÿ) 138,875 291
Itau Unibanco Holding SA
6.999% (Ÿ) 40,157 295
Metalurgica Gerdau SA
3.360% (Ÿ) 16,755 30
Petroleo Brasileiro SA - Petrobras
13.707% (Ÿ) 53,212 314
1,492
South Korea - 0.1%
Samsung Electronics Co., Ltd.

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 29
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
1.917% (Ÿ) 2,405 115
Total Preferred Stocks
(cost $1,542) 1,607
Short-Term Investments - 4.4%
United States - 4.4%
State Street Institutional Liquid
Reserves Fund 6,232,295 6,232
Total Short-Term Investments
(cost $6,232) 6,232
Total Investments - 99.8%
(cost $139,561) 141,187
Other Assets net of Liabilities
- 0.2%
262
Net Assets - 100.0%
141,449

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Venerable Emerging Markets Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
FTSE Taiwan Index Futures 9 USD 770 10/30/2025
(6)
IFSC NIFTY 50 Index Futures 28 USD 1,387 10/28/2025
(2)
MSCI Emerging Markets Index Futures 59 USD 4,011 12/19/2025 21
Total Futures Contracts (å) 13
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1,398 INR 124,000 12/17/25 (9)
State Street USD 766 TWD 23,000 12/17/25 (6)
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts (15)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Austria $ — $ 214 $ — $ 214
Brazil 7,719 — — 7,719
Canada 705 — — 705
Chile 69 — — 69
China 3,719 36,173 — 39,892
Colombia 333 — — 333
Czech Republic — 99 — 99
Germany — 56 — 56
Greece — 1,083 — 1,083
Hong Kong — 1,704 — 1,704
Hungary — 614 — 614
India 575 15,109 — 15,684
Indonesia — 1,940 — 1,940
Italy — 10 — 10
Kazakhstan 368 — — 368
Macao — 813 — 813
Malaysia — 633 — 633
Mexico 2,230 807 — 3,037
Netherlands 234 — — 234
Peru 488 — — 488
Philippines — 668 — 668
Poland — 1,279 — 1,279
Saudi Arabia — 3,072 — 3,072
Singapore 1,357 59 — 1,416
South Africa 1,067 2,523 — 3,590
South Korea 335 17,376 — 17,711
Taiwan 1,636 20,701 — 22,337
Thailand — 3,046 — 3,046

Venerable Variable Insurance Trust
Venerable Emerging Markets Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Emerging Markets Equity Fund 31
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Turkey $ — $ 1,397 $ — $ 1,397
United Arab Emirates — 2,048 — 2,048
United Kingdom — 294 — 294
United States 795 — — 795
Preferred Stocks 1,493 114 — 1,607
Short-Term Investments 6,232 — — 6,232
Total Investments 29,355 111,832 — 141,187
Derivatives
Assets
Futures Contracts 21 — — 21
Liabilities
Futures Contracts (8) — — (8)
Forward Foreign Currency Exchange
Contracts — (15) — (15)
Total Derivatives
*
$ 13 $ (15) $ — $ (2)
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
26,712 18.9
Consumer Staples ...............................................................................
6,304 4.5
Energy ................................................................................................
3,564 2.5
Financial Services ..............................................................................
32,264 22.8
Health Care ........................................................................................
5,256 3.7
Materials and Processing ...................................................................
8,836 6.3
Producer Durables ..............................................................................
9,966 7.0
Technology .........................................................................................
35,756 25.3
Utilities ...............................................................................................
4,690 3.3
Preferred Stocks
Energy ................................................................................................
315 0.2
Financial Services ..............................................................................
857 0.6
Materials and Processing ...................................................................
30 — *
Technology .........................................................................................
114 0.1
Utilities ...............................................................................................
291 0.2
Short-Term Investments .............................................................
6,232 4.4
Total Investments ............................................................................... 141,187
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 96.0%
Australia - 0.5%
BHP Group, Ltd. 44,815 1,252
Brambles, Ltd. 9,390 155
Charter Hall Group(ö) 16,346 247
Glencore PLC(Æ) 63,527 294
IGO, Ltd.(Æ) 40,003 136
Northern Star Resources, Ltd. 22,704 358
Perseus Mining, Ltd. 39,400 128
QBE Insurance Group, Ltd. 60,315 823
Regis Resources, Ltd. 87,188 349
Rio Tinto PLC 14,529 957
South32, Ltd. Class B 339,942 617
Technology One, Ltd. 14,604 373
5,689
Austria - 0.3%
ams -OSRAM AG(Æ) 18,834 266
BAWAG Group AG(Þ) 1,793 237
Erste Group Bank AG 22,845 2,233
Mondi PLC 64,189 889
Raiffeisen Bank International AG 4,882 169
3,794
Belgium - 0.2%
Ageas SA 19,642 1,364
Proximus SADP 35,281 308
Umicore SA 6,912 123
1,795
Brazil - 0.8%
Ambev SA 468,300 1,064
Banco Bradesco SA - ADR 610,733 2,064
Lojas Renner SA 247,600 704
MercadoLibre , Inc.(Æ) 829 1,937
Natura Cosmeticos SA(Æ) 346,800 609
Telefonica Brasil SA(Æ) 231,100 1,479
Ultrapar Participacoes SA 153,500 634
Wheaton Precious Metals Corp. 2,636 295
8,786
Burkina Faso - 0.1%
Endeavour Mining PLC 18,599 781
Canada - 2.0%
Air Canada Class B(Æ) 25,632 323
Alamos Gold, Inc. Class A 3,357 117
Alimentation Couche-Tard, Inc. 11,783 629
Atco, Ltd. Class I 3,289 119
Bank of Montreal 6,736 878
Bank of Nova Scotia (The) 10,824 700
Barrick Mining Corp. 78,740 2,586
Boardwalk Real Estate Investment
Trust(ö) 2,134 106
Cameco Corp. Class A 3,403 285
Canadian Imperial Bank of Commerce 10,342 826
Canadian Natural Resources, Ltd. 22,123 707
Centerra Gold, Inc. 19,089 205
CGI, Inc. 4,723 421
Constellation Software, Inc. 284 771
Dollarama , Inc. 11,389 1,502
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Enbridge, Inc. 16,086 812
George Weston, Ltd. 6,162 376
Gibson Energy, Inc. 11,814 220
Hudbay Minerals, Inc. 8,340 126
iA Financial Corp., Inc. 1,472 167
Intact Financial Corp. 2,233 434
Kinross Gold Corp. 80,217 1,993
Loblaw Cos., Ltd. 24,262 938
Manulife Financial Corp. 18,130 565
National Bank of Canada 4,528 481
Pan American Silver Corp. 3,078 119
Royal Bank of Canada 8,461 1,247
Secure Waste Infrastructure Corp. 13,972 199
Shopify, Inc. Class A(Æ) 11,202 1,665
Stantec , Inc. 9,825 1,060
Suncor Energy, Inc. 15,198 636
TC Energy Corp. 11,537 627
Wesdome Gold Mines, Ltd.(Æ) 7,896 123
WSP Global, Inc. 2,783 547
22,510
China - 2.2%
Alibaba Group Holding, Ltd. 216,200 4,846
Alibaba Group Holding, Ltd. - ADR 13,861 2,477
Baidu, Inc. Class A(Æ) 94,600 1,568
China Mengniu Dairy Co., Ltd. 213,000 411
Kuaishou Technology(Þ) 144,300 1,571
PDD Holdings, Inc. - ADR(Æ) 16,619 2,197
Tencent Holdings, Ltd. 73,900 6,296
Trip.com Group, Ltd. - ADR 70,074 5,270
Yangzijiang Shipbuilding Holdings,
Ltd. 301,200 789
25,425
Denmark - 0.8%
AP Moller - Maersk A/S Class B 312 612
Demant A/S(Æ) 9,841 341
DSV A/S 3,832 765
Genmab A/S(Æ) 2,310 712
Novo Nordisk A/S Class B 114,921 6,343
Pandora A/S 2,882 377
Sydbank A/S 1,445 116
Zealand Pharma A/S(Æ) 1,720 125
9,391
Finland - 0.2%
Nokia Oyj 294,140 1,409
Nordea Bank Abp 46,086 759
Wartsila Oyj Abp Class B 8,921 267
2,435
France - 4.3%
Accor SA 20,387 966
Airbus SE 18,341 4,287
Arkema SA 7,575 481
AXA SA 48,712 2,332
BNP Paribas SA 79,730 7,268
Capgemini SE 5,537 806
Carrefour SA 72,618 1,100
Cie de Saint-Gobain SA 13,171 1,435

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 33
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Cie Generale des Etablissements
Michelin SCA 26,836 964
Credit Agricole SA 8,653 170
Eiffage SA 854 110
Engie SA 133,208 2,857
EssilorLuxottica SA 7,044 2,298
Forvia SE(Æ) 9,359 127
Gaztransport Et Technigaz SA 2,240 414
Hermes International 420 1,030
L'Air Liquide SA Class A 4,382 912
Legrand SA 8,719 1,454
L'Oreal SA 1,747 757
LVMH Moet Hennessy Louis Vuitton
SE 6,816 4,171
Orange SA 191,642 3,109
Pernod Ricard SA 9,066 891
Renault SA 18,418 759
Safran SA 777 275
SCOR SE 3,390 120
Societe Generale SA 71,454 4,753
TotalEnergies SE 50,514 3,082
Valeo SE 76,916 948
Vinci SA 6,457 899
Vivendi SE 35,578 126
48,901
Germany - 2.8%
Allianz SE 2,654 1,116
AUMOVIO SE(Æ) 5,205 215
BASF SE 29,168 1,454
Bayerische Motoren Werke AG 22,477 2,255
Continental AG 10,411 686
Daimler Truck Holding AG 84,002 3,461
Deutsche Post AG 15,343 684
Deutsche Telekom AG 17,925 611
Evonik Industries AG 52,992 920
Fresenius SE & Co. KGaA 51,117 2,847
Heidelberg Materials AG 4,299 968
Infineon Technologies AG 35,268 1,377
LEG Immobilien SE 1,691 134
Mercedes-Benz Group AG 9,850 619
Merck KGaA 5,791 745
Muenchener Rueckversicherungs-
Gesellschaft AG 3,393 2,168
Rheinmetall AG 1,234 2,873
SAP SE 8,350 2,239
Scout24 SE(Þ) 1,755 220
Siemens AG 7,899 2,131
Siemens Energy AG(Æ) 2,767 323
Siemens Healthineers AG(Þ) 6,384 345
Symrise AG 46,146 4,021
32,412
Hong Kong - 1.1%
AIA Group, Ltd. 521,800 5,002
ASMPT, Ltd. 71,900 758
CK Asset Holdings, Ltd. 177,000 859
Hong Kong Exchanges & Clearing, Ltd. 10,300 585
Prudential PLC 241,410 3,398
Techtronic Industries Co., Ltd. 50,500 648
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
WH Group, Ltd.(Þ) 934,000 1,015
12,265
India - 0.4%
HDFC Bank, Ltd. - ADR 130,665 4,464
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 2,531,100 626
Ireland - 1.0%
Accenture PLC Class A 23,261 5,736
AerCap Holdings NV 7,315 885
AIB Group PLC 228,114 2,070
Bank of Ireland Group PLC 101,422 1,679
Flutter Entertainment PLC(Æ) 5,568 1,449
11,819
Israel - 0.2%
Bank Hapoalim BM 5,630 114
Bank Leumi Le-Israel BM 44,504 878
Check Point Software Technologies,
Ltd.(Æ) 5,454 1,129
Delek Group, Ltd. 579 140
Phoenix Financial, Ltd. 7,764 291
Wix.com, Ltd.(Æ) 1,718 305
2,857
Italy - 1.0%
Banca Monte dei Paschi di Siena SpA 59,778 531
BPER Banca SpA 201,828 2,242
Eni SpA 130,271 2,275
Generali 18,678 734
Lottomatica Group SpA 4,435 120
Ryanair Holdings PLC - ADR 20,869 1,257
Saipem SpA 51,108 147
UniCredit SpA 55,132 4,186
11,492
Japan - 4.3%
Advantest Corp. 12,800 1,280
Alfresa Holdings Corp. 27,900 399
Alps Alpine Co., Ltd. 23,800 301
Amada Co., Ltd. 33,000 406
Bridgestone Corp. 21,300 985
Chiba Bank, Ltd. (The) 132,000 1,384
Dai-ichi Life Holdings, Inc. 88,200 694
Dentsu , Inc. 43,800 962
Eisai Co., Ltd. 16,900 568
Fast Retailing Co., Ltd. 2,600 790
Hakuhodo DY Holdings, Inc. 50,600 406
Hino Motors, Ltd.(Æ) 69,100 180
Hitachi, Ltd. 87,600 2,300
Honda Motor Co., Ltd. 94,200 968
Horiba, Ltd. 6,200 524
Isuzu Motors, Ltd. 10,100 127
ITOCHU Corp. 15,400 886
Japan Airlines Co., Ltd. 27,900 564
Japan Post Insurance Co., Ltd. Class A 49,700 1,407
JGC Holdings Corp. 46,400 473
KDDI Corp. 48,600 779
Keyence Corp. 8,800 3,277

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Kirin Holdings Co., Ltd. 23,800 349
Koito Manufacturing Co., Ltd. 61,200 926
Kubota Corp. 105,400 1,324
MISUMI Group, Inc. 7,300 114
Mitsubishi Estate Co., Ltd. 78,500 1,808
Mitsubishi Gas Chemical Co., Inc. 35,000 624
MS&AD Insurance Group Holdings,
Inc. 13,900 315
Nikon Corp. 33,900 394
Nintendo Co., Ltd. 8,400 720
Nippon Telegraph & Telephone Corp. 701,800 734
Nissan Motor Co., Ltd.(Æ) 236,700 581
Nomura Holdings, Inc. 59,200 434
Ono Pharmaceutical Co., Ltd. 21,300 245
Persol Holdings Co., Ltd. 349,100 637
Recruit Holdings Co., Ltd. 14,700 789
Resona Holdings, Inc. 172,000 1,751
Rinnai Corp. 22,700 537
Rohm Co., Ltd. 82,100 1,232
Sanrio Co., Ltd. 9,500 445
Sega Sammy Holdings, Inc. 19,400 408
Shionogi & Co., Ltd. 19,800 350
Sompo Holdings, Inc. 3,300 102
Sony Financial Group, Inc.(Æ) 50,600 56
Sony Group Corp. 50,600 1,452
Stanley Electric Co., Ltd. 22,900 462
Subaru Corp. 47,500 973
Sumitomo Heavy Industries, Ltd. 20,000 481
Sumitomo Mitsui Financial Group, Inc. 87,600 2,452
Sumitomo Mitsui Trust Holdings, Inc. 62,300 1,808
Sumitomo Rubber Industries, Ltd. 37,000 449
T&D Holdings, Inc. 92,400 2,258
Taiheiyo Cement Corp. 11,900 309
Takeda Pharmaceutical Co., Ltd. 28,200 823
THK Co., Ltd. 15,200 420
Tokio Marine Holdings, Inc. 39,200 1,658
Tsuruha Holdings, Inc. 48,000 769
Yamato Holdings Co., Ltd. 51,900 830
49,679
Jersey - 0.0%
Aptiv PLC(Æ) 2,372 205
Luxembourg - 0.0%
RTL Group SA 7,677 316
Macao - 0.0%
MGM China Holdings, Ltd. 72,000 154
Mexico - 0.2%
America Movil SAB de CV - ADR 68,143 1,431
Fresnillo PLC 20,922 664
2,095
Netherlands - 2.5%
ABN AMRO Bank NV(Þ) 88,475 2,833
Adyen NV(Æ)(Þ) 752 1,207
Aegon , Ltd. 50,965 411
AMG Critical Materials NV 3,285 112
Argenx SE(Æ) 1,401 1,029
ASML Holding NV 2,715 2,647
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Euronext NV(Þ) 1,503 225
Ferrari NV 1,250 605
Heineken NV 16,016 1,251
ING Groep NV 280,227 7,303
Koninklijke Ahold Delhaize NV 29,264 1,184
Koninklijke Heijmans NV 1,918 134
Koninklijke KPN NV 54,613 262
Koninklijke Philips NV 70,418 1,928
NN Group NV 33,143 2,340
NXP Semiconductors NV 609 139
Randstad NV 21,133 905
Universal Music Group NV 151,736 4,404
VEON, Ltd. - ADR(Æ) 5,128 279
29,198
Norway - 0.1%
Kongsberg Gruppen ASA 15,754 503
Nordic Semiconductor ASA(Æ) 7,095 109
Norsk Hydro ASA 19,888 135
Telenor ASA 10,327 172
919
Singapore - 0.3%
DBS Group Holdings, Ltd. 37,800 1,497
Singapore Technologies Engineering,
Ltd. 117,300 784
United Overseas Bank, Ltd. 47,300 1,269
3,550
South Africa - 0.3%
Anglo American PLC 21,166 797
MTN Group, Ltd. 141,676 1,193
Old Mutual, Ltd. 1,011,188 783
Valterra Platinum, Ltd. 2,444 175
2,948
South Korea - 1.1%
Coway Co., Ltd. 4,547 318
Hankook Tire & Technology Co., Ltd. 9,698 266
Hyundai Mobis Co., Ltd. 5,621 1,202
KB Financial Group, Inc. 16,020 1,323
KT Corp. - ADR 56,723 1,106
Samsung Electronics Co., Ltd. 71,392 4,291
Shinhan Financial Group Co., Ltd. 59,151 2,975
SK Telecom Co., Ltd. 26,748 1,035
12,516
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA 41,802 804
Banco de Sabadell SA 51,594 201
Banco Santander SA 65,534 685
Iberdrola SA 46,545 882
Industria de Diseno Textil SA 85,292 4,712
Unicaja Banco SA(Þ) 39,719 109
7,393
Sweden - 0.2%
Alfa Laval AB 3,529 162
SKF AB Class B 56,947 1,421

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 35
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Telefonaktiebolaget LM Ericsson Class
B 142,815 1,185
2,768
Switzerland - 1.4%
ABB, Ltd. 33,966 2,448
Accelleron Industries AG 4,563 384
Adecco Group AG 23,720 672
Belimo Holding AG 106 112
Galderma Group AG 6,580 1,149
Logitech International SA 3,553 391
Sonova Holding AG 1,305 357
Swatch Group AG (The) Class B 5,236 986
TE Connectivity PLC 4,827 1,060
UBS Group AG 192,696 7,921
Zurich Insurance Group AG 1,126 804
16,284
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing
Co., Ltd. 76,000 3,306
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 93,733 26,179
29,485
Thailand - 0.3%
Kasikornbank PCL - NVDR 475,800 2,460
SCB X PCL - NVDR 158,800 630
3,090
Turkey - 0.0%
Coca-Cola Icecek AS 95,238 105
United Kingdom - 4.3%
3i Group PLC 16,234 895
AstraZeneca PLC 15,871 2,424
AstraZeneca PLC - ADR 26,701 2,049
Babcock International Group PLC 18,256 327
BAE Systems PLC 27,115 751
Barclays PLC 121,139 621
Beazley PLC 23,410 286
British American Tobacco PLC 91,139 4,836
British Land Co. PLC (The)(ö) 142,349 669
BT Group PLC 599,251 1,543
Burberry Group PLC(Æ) 50,072 790
CK Hutchison Holdings, Ltd. Class B 145,000 957
Compass Group PLC 78,375 2,670
DCC PLC 13,138 848
Drax Group PLC 28,833 271
easyJet PLC 191,026 1,194
HSBC Holdings PLC 233,075 3,290
Intermediate Capital Group PLC 3,707 111
International Consolidated Airlines
Group SA 33,141 173
J Sainsbury PLC 128,091 577
JET2 PLC 5,463 104
Kingfisher PLC 233,581 976
Klarna Group PLC(Æ) 17,029 624
Land Securities Group PLC(ö) 101,939 800
Lloyds Banking Group PLC 2,633,123 2,966
NatWest Group PLC 533,605 3,745
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Reckitt Benckiser Group PLC 23,445 1,811
RELX PLC 109,210 5,216
Standard Chartered PLC 174,999 3,391
Tate & Lyle PLC 91,106 551
TechnipFMC PLC 5,210 206
Unilever PLC 50,261 2,971
Vodafone Group PLC 196,159 228
WPP PLC 157,311 786
49,657
United States - 59.8%
Abbott Laboratories 10,292 1,378
AbbVie, Inc. 14,296 3,310
Acuity, Inc. 326 112
Adobe, Inc.(Æ) 7,421 2,618
ADT, Inc. 30,758 268
Advanced Micro Devices, Inc.(Æ) 2,058 333
Aflac, Inc. 6,160 688
Airbnb, Inc. Class A(Æ) 48,048 5,834
Allstate Corp. (The) 2,242 481
Alphabet, Inc. Class A 49,533 12,041
Alphabet, Inc. Class C 128,471 31,289
Altria Group, Inc. 13,856 915
Amazon.com, Inc.(Æ) 128,278 28,166
Ameren Corp. 4,752 496
American Electric Power Co., Inc. 6,985 786
American Express Co. 4,979 1,654
American International Group, Inc. 5,166 406
American Tower Corp.(ö) 1,456 280
Ameriprise Financial, Inc. 513 252
AMETEK, Inc. 1,562 294
Amgen, Inc. 2,182 616
Amphenol Corp. Class A 14,549 1,800
Analog Devices, Inc. 2,072 509
Antero Resources Corp.(Æ) 5,863 197
Aon PLC Class A 1,637 584
Apple, Inc. 158,099 40,257
Applied Materials, Inc. 48,684 9,968
AppLovin Corp. Class A(Æ) 2,275 1,635
Arch Capital Group, Ltd. 6,745 612
Arista Networks, Inc.(Æ) 24,594 3,584
Arthur J Gallagher & Co. 2,090 647
Assurant, Inc. 519 112
AT&T, Inc. 47,993 1,355
Atlassian Corp. Class A(Æ) 1,947 311
Autodesk, Inc.(Æ) 5,914 1,879
Automatic Data Processing, Inc. 2,820 828
AutoZone, Inc.(Æ) 332 1,424
Axis Capital Holdings, Ltd. 1,122 107
Axon Enterprise, Inc.(Æ) 1,003 720
Baker Hughes Co. 73,836 3,597
Bank of America Corp. 102,538 5,290
Bank of New York Mellon Corp. (The) 7,953 867
Bath & Body Works, Inc. 5,152 133
Becton Dickinson & Co. 3,285 615
Berkshire Hathaway, Inc. Class B(Æ) 5,287 2,658
Biogen, Inc.(Æ) 1,734 243
BioMarin Pharmaceutical, Inc.(Æ) 3,698 200
BlackRock, Inc. 367 428
Blackstone, Inc. Class A 8,017 1,370

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Booking Holdings, Inc. 1,074 5,799
BorgWarner, Inc. 2,475 109
Boston Scientific Corp.(Æ) 29,018 2,833
BP PLC 390,445 2,240
Brinker International, Inc.(Æ) 777 98
Bristol-Myers Squibb Co. 44,176 1,992
Broadcom, Inc. 48,246 15,917
Broadridge Financial Solutions, Inc. 2,154 513
Brown & Brown, Inc. 7,905 741
Cadence Design Systems, Inc.(Æ) 2,682 942
Cal-Maine Foods, Inc. 2,185 206
Capital One Financial Corp. 20,453 4,348
Cardinal Health, Inc. 7,434 1,167
Carnival Corp.(Æ) 23,635 683
Carvana Co.(Æ) 477 180
Cboe Global Markets, Inc. 2,534 621
CBRE Group, Inc. Class A(Æ) 673 106
Cencora , Inc. Class A 2,893 904
Charles River Laboratories
International, Inc.(Æ) 748 117
Charles Schwab Corp. (The) 66,546 6,353
Chevron Corp. 11,416 1,773
Chipotle Mexican Grill, Inc. Class
A(Æ) 35,715 1,400
Chubb, Ltd. 2,825 797
Church & Dwight Co., Inc. 5,958 522
Cigna Group (The) 17,659 5,090
Cintas Corp. 5,707 1,171
Cisco Systems, Inc. 31,007 2,121
Citigroup, Inc. 20,610 2,092
CME Group, Inc. Class A 9,229 2,494
CMS Energy Corp. 6,728 493
Coca-Cola Co. (The) 12,846 852
Cognizant Technology Solutions Corp.
Class A 14,348 962
Comcast Corp. Class A 39,103 1,229
CommVault Systems, Inc.(Æ) 598 113
ConocoPhillips 13,664 1,292
Consolidated Edison, Inc. 6,699 673
Cooper Cos, Inc. (The)(Æ) 50,934 3,492
Copart , Inc.(Æ) 13,508 607
COPT Defense Properties(ö) 3,608 105
Costco Wholesale Corp. 4,523 4,187
CRH PLC 5,177 621
Crowdstrike Holdings, Inc. Class A(Æ) 2,116 1,038
Crown Castle, Inc.(ö) 4,052 391
Cummins, Inc. 1,507 637
Curtiss-Wright Corp. 737 400
CVS Health Corp. 14,991 1,130
Danaher Corp. 13,512 2,679
Datadog , Inc. Class A(Æ) 968 138
Deckers Outdoor Corp.(Æ) 1,696 172
Delta Air Lines, Inc. 48,217 2,736
Devon Energy Corp. 9,044 317
Diamondback Energy, Inc. 4,281 613
Dollar General Corp. 4,391 454
DoorDash , Inc. Class A(Æ) 3,837 1,044
Dover Corp. 2,686 448
DR Horton, Inc. 4,930 835
DTE Energy Co. 3,958 560
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Duke Energy Corp. 4,440 549
Duolingo , Inc.(Æ) 774 249
Dynatrace , Inc.(Æ) 4,112 199
Eaton Corp. PLC 1,063 398
eBay, Inc. 8,237 749
Ecolab, Inc. 2,759 756
Edwards Lifesciences Corp.(Æ) 10,991 855
Elastic NV(Æ) 1,192 101
Electronic Arts, Inc. 5,212 1,051
Elevance Health, Inc. 12,364 3,995
Eli Lilly & Co. 6,659 5,081
EMCOR Group, Inc. 913 593
Enphase Energy, Inc.(Æ) 6,483 229
EOG Resources, Inc. 6,536 733
EQT Corp. 10,868 592
Equifax, Inc. 18,033 4,626
Equinix , Inc.(ö) 944 739
Etsy, Inc.(Æ) 3,573 237
Eversource Energy 8,248 587
Exact Sciences Corp.(Æ) 3,463 189
Exelon Corp. 17,853 804
Expand Energy Corp. 2,105 224
Exxon Mobil Corp. 20,515 2,313
F5, Inc.(Æ) 345 111
FactSet Research Systems, Inc. 1,366 391
Fastenal Co. 19,448 954
FedEx Corp. 3,381 797
Fiserv, Inc.(Æ) 5,344 689
Ford Motor Co. 51,185 612
Fortinet, Inc.(Æ) 8,109 682
Fox Corp. Class B 1,936 111
Freeport-McMoRan, Inc. 7,269 285
Garmin, Ltd. 3,760 926
GE Vernova , Inc. 2,240 1,377
General Dynamics Corp. 13,706 4,674
General Electric Co. 4,893 1,472
General Mills, Inc. 11,761 593
General Motors Co. 14,300 872
Gilead Sciences, Inc. 12,698 1,409
GoDaddy , Inc. Class A(Æ) 2,039 279
Goldman Sachs Group, Inc. (The) 3,263 2,598
GSK PLC 193,444 4,159
Haleon PLC 1,133,145 5,118
Halliburton Co. 56,514 1,390
Halozyme Therapeutics, Inc.(Æ) 1,450 106
Hartford Insurance Group, Inc. (The) 5,529 738
HCA Healthcare, Inc. 18,955 8,079
Hershey Co. (The) 3,199 598
Hewlett Packard Enterprise Co. 24,442 600
Holcim AG(Æ) 9,288 790
Home Depot, Inc. (The) 3,760 1,524
Honeywell International, Inc. 7,036 1,481
Host Hotels & Resorts, Inc.(ö) 11,814 201
HubSpot , Inc.(Æ) 3,126 1,462
IBM Corp. 2,028 572
IDEXX Laboratories, Inc.(Æ) 933 596
Illinois Tool Works, Inc. 2,460 641
Incyte Corp.(Æ) 4,486 380
Insulet Corp.(Æ) 400 123
Intercontinental Exchange, Inc. 3,557 599

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 37
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Intuit, Inc. 2,391 1,633
Intuitive Surgical, Inc.(Æ) 4,503 2,014
Iridium Communications, Inc. 5,144 90
Johnson & Johnson 12,738 2,362
JPMorgan Chase & Co. 18,341 5,785
Keurig Dr Pepper, Inc. 14,318 365
Keysight Technologies, Inc.(Æ) 2,145 375
Kimberly-Clark Corp. 4,668 580
Kraft Heinz Co. (The) 20,183 526
Kroger Co. (The) 9,907 668
Lam Research Corp. 13,697 1,834
Lennar Corp. Class A 4,704 593
Lennox International, Inc. 189 100
Linde PLC 11,447 5,437
Lockheed Martin Corp. 966 482
Loews Corp. 3,546 356
Lowe's Cos., Inc. 2,420 608
LPL Financial Holdings, Inc. 1,617 538
Lyft, Inc. Class A(Æ) 7,698 169
Marathon Petroleum Corp. 3,311 638
Marsh & McLennan Cos., Inc. 2,695 543
Marvell Technology, Inc. 14,359 1,207
Mastercard , Inc. Class A 26,589 15,124
McDonald's Corp. 2,858 869
McKesson Corp. 2,158 1,667
MDA Space, Ltd.(Æ) 13,831 344
Medpace Holdings, Inc.(Æ) 224 115
Medtronic PLC 11,262 1,073
Merck & Co., Inc. 33,033 2,772
Meta Platforms, Inc. Class A 38,942 28,598
MetLife, Inc. 5,491 452
Microchip Technology, Inc. 1,685 108
Micron Technology, Inc. 7,858 1,315
Microsoft Corp. 77,893 40,345
Monolithic Power Systems, Inc. 759 699
Monster Beverage Corp.(Æ) 18,568 1,250
Moody's Corp. 986 470
Morgan Stanley 5,905 939
Motorola Solutions, Inc. 1,736 794
MSCI, Inc. Class A 7,667 4,350
MYR Group, Inc.(Æ) 618 129
Nasdaq, Inc. 2,070 183
Nestle SA 31,838 2,925
Netflix, Inc. Class B(Æ) 4,470 5,359
Newmont Corp. 15,627 1,318
NIKE, Inc. Class B 7,568 528
NMI Holdings, Inc. Class A(Æ) 5,364 206
Northrop Grumman Corp. 4,671 2,846
Novartis AG 33,143 4,262
NRG Energy, Inc. 4,660 755
Nucor Corp. 4,470 605
Nutanix , Inc. Class A(Æ) 4,657 346
nVent Electric PLC 2,706 267
NVIDIA Corp. 196,570 36,676
NVR, Inc.(Æ) 84 675
ON Semiconductor Corp.(Æ) 13,290 655
O'Reilly Automotive, Inc.(Æ) 8,604 928
Ovintiv , Inc. 2,680 108
PACCAR, Inc. 7,737 761
Palantir Technologies, Inc. Class A(Æ) 15,532 2,833
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Palo Alto Networks, Inc.(Æ) 4,572 931
Parker-Hannifin Corp. 2,616 1,983
Paychex, Inc. 5,414 686
PayPal Holdings, Inc.(Æ) 1,608 108
PepsiCo, Inc. 13,939 1,958
Pfizer, Inc. 34,993 892
PG&E Corp. 14,775 223
Philip Morris International, Inc. 10,663 1,730
Phillips 66 4,651 633
Pinterest, Inc. Class A(Æ) 3,476 112
PNC Financial Services Group, Inc.
(The) 2,517 506
Procter & Gamble Co. (The) 21,729 3,339
Progressive Corp. (The) 4,090 1,010
Public Storage(ö) 2,253 651
PulteGroup, Inc. 4,552 601
QUALCOMM, Inc. 20,704 3,444
Quest Diagnostics, Inc. 2,721 519
Ralph Lauren Corp. Class A 722 226
Realty Income Corp.(ö) 9,988 607
Regeneron Pharmaceuticals, Inc. 1,855 1,043
Reinsurance Group of America, Inc.
Class A 893 172
Republic Services, Inc. Class A 3,626 832
ResMed , Inc. 1,874 513
Roche Holding AG 17,409 5,730
Rockwell Automation, Inc. 779 272
Rollins, Inc. 8,518 500
Roper Technologies, Inc. 1,316 656
Ross Stores, Inc. 3,487 531
RTX Corp. 15,600 2,610
Ryman Hospitality Properties, Inc.(ö) 2,312 207
S&P Global, Inc. 6,290 3,061
Salesforce, Inc. 20,133 4,772
Sanofi SA 31,715 2,998
SBA Communications Corp.(ö) 1,221 236
Schneider Electric SE 29,467 8,319
Seagate Technology Holdings PLC 23,129 5,460
ServiceNow , Inc.(Æ) 3,373 3,104
Shell PLC 140,802 5,013
Skyworks Solutions, Inc. 1,454 112
Snap-on, Inc. 1,643 569
Southern Co. (The) 5,663 537
Spotify Technology SA(Æ) 2,765 1,930
Sprouts Farmers Market, Inc.(Æ) 3,821 416
SS&C Technologies Holdings, Inc. 5,744 510
Starbucks Corp. 10,729 908
Stryker Corp. 1,522 563
Super Micro Computer, Inc.(Æ) 18,550 889
Synopsys, Inc.(Æ) 6,368 3,142
Sysco Corp. 7,451 614
Targa Resources Corp. 686 115
Target Corp. 6,642 596
Taylor Morrison Home Corp. Class
A(Æ) 3,793 250
Teledyne Technologies, Inc.(Æ) 1,052 617
Tesla, Inc.(Æ) 14,920 6,635
Texas Instruments, Inc. 3,461 636
Textron, Inc. 3,131 265
Thermo Fisher Scientific, Inc. 1,681 815

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Venerable World Equity Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
TJX Cos., Inc. (The) 17,805 2,574
T-Mobile US, Inc. 9,359 2,240
Toast, Inc. Class A(Æ) 17,580 642
Trane Technologies PLC 4,253 1,795
TransDigm Group, Inc. 3,797 5,005
Travelers Cos., Inc. (The) 1,760 491
Truist Financial Corp. 11,458 524
Twilio , Inc. Class A(Æ) 1,008 101
Uber Technologies, Inc.(Æ) 88,618 8,682
Ulta Beauty, Inc.(Æ) 2,281 1,247
Union Pacific Corp. 2,627 621
United Airlines, Inc.(Æ) 25,379 2,449
United Parcel Service, Inc. Class B 9,394 785
United Rentals, Inc. 706 674
UnitedHealth Group, Inc. 26,488 9,146
US Bancorp 10,294 497
US Foods Holding Corp.(Æ) 1,940 149
Valero Energy Corp. 5,095 867
Veeva Systems, Inc. Class A(Æ) 2,358 702
VeriSign, Inc. 3,386 947
Verisk Analytics, Inc. Class A 2,347 590
Verizon Communications, Inc. 32,234 1,417
Vertex Pharmaceuticals, Inc.(Æ) 10,006 3,919
Vertiv Holdings Co. Class A 22,396 3,379
VICI Properties, Inc.(ö) 28,015 914
Viking Holdings, Ltd.(Æ) 23,016 1,431
Visa, Inc. Class A 15,369 5,247
Vistra Corp. 693 136
W.R. Berkley Corp. 5,403 414
W.W. Grainger, Inc. 609 580
Walmart, Inc. 27,674 2,852
Walt Disney Co. (The) 9,321 1,067
Waste Management, Inc. 2,589 572
WEC Energy Group, Inc. 4,847 555
Welltower , Inc.(ö) 8,958 1,596
Western Digital Corp. 7,786 935
Williams Cos., Inc. (The) 10,241 649
Woodward, Inc. 458 116
Workday, Inc. Class A(Æ) 4,114 990
Xcel Energy, Inc. 7,071 570
Yelp, Inc. Class A(Æ) 3,705 116
Yum! Brands, Inc. 3,610 549
Zebra Technologies Corp. Class A(Æ) 814 242
Zoetis, Inc. Class A 7,852 1,149
Zscaler , Inc.(Æ) 2,059 617
687,131
Total Common Stocks
(cost $1,082,085) 1,102,935
Preferred Stocks - 0.3%
Brazil - 0.0%
Raizen SA
0.000% (Ÿ)(Æ) 1,009,900 193
Germany - 0.3%
Henkel AG & Co. KGaA
2.858% (Ÿ) 7,733 624
Volkswagen AG
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
7.021% (Ÿ) 21,345 2,309
2,933
Total Preferred Stocks
(cost $3,439) 3,126
Short-Term Investments - 2.2%
United States - 2.2%
State Street Institutional Liquid
Reserves Fund 24,831,806 24,832
Total Short-Term Investments
(cost $24,832) 24,832
Total Investments - 98.5%
(cost $1,110,356) 1,130,893
Other Assets net of Liabilities
- 1.5%
17,690
Net Assets - 100.0%
1,148,583

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 39
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 432 USD 145,557 12/19/2025
1,586
S&P/TSX 60 Index Futures 51 CAD 18,083 12/18/2025
93
SPI 200 Index Futures 70 AUD 15,528 12/18/2025
83
TOPIX Index Futures 24 JPY 753,840 12/11/2025 (9)
Contracts to Sell
CAC40 Euro Index Futures 169 EUR 13,343 10/17/2025
(154)
DAX Index Futures 20 EUR 12,006 12/19/2025
(123)
EURO STOXX 50 Index Futures 140 EUR 7,757 12/19/2025
(107)
FTSE 100 Index Futures 253 GBP 23,801 12/19/2025
(366)
FTSE/MIB Index Futures 19 EUR 4,037 12/19/2025
(35)
IBEX 35 Index Futures 29 EUR 4,497 10/17/2025
(96)
MSCI Emerging Markets Index Futures 696 USD 47,318 12/19/2025
(294)
OMXS30 Index Futures 135 SEK 35,976 10/17/2025 (26)
Total Futures Contracts (å) 552
Forward Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC GBP 26,600 USD 35,780 12/17/25 2
Morgan Stanley USD 5,929 AUD 9,000 12/17/25 32
Morgan Stanley USD 12,039 JPY 1,776,000 12/17/25 62
Toronto Dominion Bank USD 5,922 CAD 8,200 12/17/25 (8)
Westpac EUR 51,000 USD 60,121 12/17/25 (18)
Total Unrealized Appreciation (Depreciation) on Open Forward Foreign Currency Exchange Contracts 70
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 5,689 $ — $ 5,689
Austria — 3,794 — 3,794
Belgium — 1,795 — 1,795
Brazil 8,786 — — 8,786
Burkina Faso 781 — — 781
Canada 22,510 — — 22,510
China 9,944 15,481 — 25,425
Denmark — 9,391 — 9,391
Finland — 2,435 — 2,435
France — 48,901 — 48,901
Germany 214 32,198 — 32,412
Hong Kong — 12,265 — 12,265
India 4,464 — — 4,464
Indonesia — 626 — 626
Ireland 6,621 5,198 — 11,819

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Venerable World Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Israel 1,434 1,423 — 2,857
Italy 1,257 10,235 — 11,492
Japan 56 49,623 — 49,679
Jersey 205 — — 205
Luxembourg — 316 — 316
Macao — 154 — 154
Mexico 1,431 664 — 2,095
Netherlands 418 28,780 — 29,198
Norway — 919 — 919
Singapore — 3,550 — 3,550
South Africa — 2,948 — 2,948
South Korea 1,106 11,410 — 12,516
Spain — 7,393 — 7,393
Sweden — 2,768 — 2,768
Switzerland 1,059 15,225 — 16,284
Taiwan 26,179 3,306 — 29,485
Thailand — 3,090 — 3,090
Turkey — 105 — 105
United Kingdom 2,878 46,779 — 49,657
United States 645,577 41,554 — 687,131
Preferred Stocks 193 2,933 — 3,126
Short-Term Investments 24,832 — — 24,832
Total Investments 759,945 370,948 — 1,130,893
Derivatives
Assets
Futures Contracts 1,762 — — 1,762
Forward Foreign Currency Exchange
Contracts — 96 — 96
Liabilities
Futures Contracts (1,210) — — (1,210)
Forward Foreign Currency Exchange
Contracts — (26) — (26)
Total Derivatives
*
$ 552 $ 70 $ — $ 622
*
Futures and forward foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
141,987 12.3
Consumer Staples ...............................................................................
44,948 3.9
Energy ................................................................................................
38,788 3.4
Financial Services ..............................................................................
213,257 18.5
Health Care ........................................................................................
116,942 10.2

Venerable Variable Insurance Trust
Venerable World Equity Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Equity Fund 41
* Less than .05% of net assets.
Materials and Processing ...................................................................
42,451 3.7
Producer Durables ..............................................................................
91,759 8.0
Technology .........................................................................................
382,353 33.3
Utilities ...............................................................................................
30,450 2.7
Preferred Stocks
Consumer Discretionary ....................................................................
2,309 0.2
Consumer Staples ...............................................................................
624 0.1
Utilities ...............................................................................................
193 —*
Short-Term Investments .............................................................
24,832 2.2
Total Investments ............................................................................... 1,130,893

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 95.8%
Corporate Bonds and Notes - 82.2%
Consumer Discretionary - 20.2%
Adient Global Holdings, Ltd.
7.000% due 04/15/28 (Þ) 1,150 1,179
7.500% due 02/15/33 (Þ) 500 518
American Axle & Manufacturing, Inc.
6.375% due 10/15/32 (Þ) 1,445 1,443
Ashton Woods USA LLC / Ashton
Woods Finance Co.
4.625% due 04/01/30 (Þ) 2,400 2,276
6.875% due 08/01/33 (Þ) 1,655 1,669
Beach Acquisition Bidco LLC
10.000% due 07/15/33 (Þ) 5,175 5,590
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 1,885 1,802
Carnival Corp.
5.750% due 03/15/30 (Þ) 4,500 4,597
5.750% due 08/01/32 (Þ) 3,725 3,793
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.375% due 06/01/29 (Þ) 4,900 4,868
4.500% due 08/15/30 (Þ) 3,500 3,306
4.500% due 06/01/33 (Þ) 4,000 3,554
Clarios Global, LP / Clarios US
Finance Co.
6.750% due 09/15/32 (Þ) 4,755 4,860
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/29 (Þ) 1,900 1,846
7.875% due 04/01/30 (Þ) 3,400 3,571
7.500% due 03/15/33 (Þ) 1,900 1,989
CSC Holdings LLC
3.375% due 02/15/31 (Þ) 2,400 1,550
Directv Financing LLC
8.875% due 02/01/30 (Þ) 1,900 1,876
Directv Financing LLC / Directv
Financing Co-Obligor, Inc.
5.875% due 08/15/27 (Þ) 1,066 1,065
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 (Þ) 7,400 6,368
Dream Finders Homes, Inc.
8.250% due 08/15/28 (Þ) 2,700 2,805
EW Scripps Co. (The)
9.875% due 08/15/30 (Þ) 3,500 3,285
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 (Þ) 2,000 1,902
6.750% due 01/15/30 (Þ) 5,600 5,259
FirstCash, Inc.
4.625% due 09/01/28 (Þ) 1,500 1,475
6.875% due 03/01/32 (Þ) 3,700 3,828
Forestar Group, Inc.
6.500% due 03/15/33 (Þ) 3,650 3,729
Gates Corp.
6.875% due 07/01/29 (Þ) 5,800 6,017
K. Hovnanian Enterprises, Inc.
8.000% due 04/01/31 (Þ) 720 738
8.375% due 10/01/33 (Þ) 1,080 1,107
LGI Homes, Inc.
8.750% due 12/15/28 (Þ) 2,400 2,518
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Mohegan Tribal Gaming Authority /
MS Digital Entertainment Holdings
LLC
8.250% due 04/15/30 (Þ) 5,000 5,197
NCL Corp., Ltd.
7.750% due 02/15/29 (Þ) 2,000 2,130
6.750% due 02/01/32 (Þ) 2,100 2,160
6.250% due 09/15/33 (Þ) 1,490 1,498
Newell Brands, Inc.
8.500% due 06/01/28 (Þ) 1,200 1,273
6.375% due 05/15/30 300 297
6.625% due 05/15/32 3,750 3,701
OneSky Flight LLC
8.875% due 12/15/29 (Þ) 1,375 1,454
OUTFRONT Media Capital LLC /
OUTFRONT Media Capital Corp.
4.625% due 03/15/30 (Þ) 4,105 3,948
Qnity Electronics, Inc.
5.750% due 08/15/32 (Þ) 4,885 4,927
6.250% due 08/15/33 (Þ) 920 941
QXO Building Products, Inc.
6.750% due 04/30/32 (Þ) 2,750 2,855
Rivers Enterprise Lender LLC / Rivers
Enterprise Lender Corp.
6.250% due 10/15/30 (Þ) 1,330 1,342
Royal Caribbean Cruises, Ltd.
6.000% due 02/01/33 (Þ) 3,300 3,384
Under Armour, Inc.
7.250% due 07/15/30 (Þ) 930 932
Univision Communications, Inc.
9.375% due 08/01/32 (Þ) 1,310 1,390
Viking Cruises, Ltd.
7.000% due 02/15/29 (Þ) 3,900 3,920
9.125% due 07/15/31 (Þ) 900 967
5.875% due 10/15/33 (Þ) 1,390 1,389
WarnerMedia Holdings, Inc.
4.054% due 03/15/29 2,460 2,374
5.050% due 03/15/42 2,360 1,883
Wayfair LLC
7.250% due 10/31/29 (Þ) 800 827
7.750% due 09/15/30 (Þ) 1,500 1,575
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.125% due 02/15/31 (Þ) 4,000 4,314
145,061
Consumer Staples - 6.3%
Bausch & Lomb Escrow Corp.
8.375% due 10/01/28 (Þ) 3,400 3,548
Chobani Holdco II LLC
8.750% due 10/01/29 (Þ) 1,221 1,294
Chobani LLC / Chobani Finance Corp.,
Inc.
7.625% due 07/01/29 (Þ) 1,900 1,981
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
6.625% due 07/15/30 (Þ) 1,700 1,737
EquipmentShare.com, Inc.
9.000% due 05/15/28 (Þ) 3,700 3,910
8.625% due 05/15/32 (Þ) 1,200 1,296

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 43
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
8.000% due 03/15/33 (Þ) 1,500 1,602
Grand Canyon University
5.125% due 10/01/28 5,700 5,605
Herc Holdings, Inc.
6.625% due 06/15/29 (Þ) 600 616
Prime Security Services Borrower LLC
/ Prime Finance, Inc.
3.375% due 08/31/27 (Þ) 3,340 3,246
Primo Water Holdings, Inc. / Triton
Water Holdings, Inc.
4.375% due 04/30/29 (Þ) 300 291
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 3,800 3,734
RR Donnelley & Sons Co.
9.500% due 08/01/29 (Þ) 5,650 5,793
United Rentals NA, Inc.
6.125% due 03/15/34 (Þ) 2,500 2,602
Veritiv Operating Co.
10.500% due 11/30/30 (Þ) 4,350 4,669
VM Consolidated, Inc.
5.500% due 04/15/29 (Þ) 3,100 3,083
45,007
Energy - 10.3%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 3,200 3,224
Calumet Specialty Products Partners,
LP / Calumet Finance Corp.
8.125% due 01/15/27 (Þ) 1,600 1,582
Crescent Energy Finance LLC
7.375% due 01/15/33 (Þ) 3,410 3,320
8.375% due 01/15/34 (Þ) 4,085 4,150
Expand Energy Corp.
6.750% due 04/15/29 (Þ) 4,300 4,344
Hess Midstream Operations, LP
6.500% due 06/01/29 (Þ) 2,165 2,234
Hilcorp Energy I, LP / Hilcorp Finance
Co.
7.250% due 02/15/35 (Þ) 3,000 2,936
Kinetik Holdings, LP
5.875% due 06/15/30 (Þ) 3,300 3,321
Kodiak Gas Services LLC
7.250% due 02/15/29 (Þ) 2,600 2,697
6.500% due 10/01/33 (Þ) 850 865
6.750% due 10/01/35 (Þ) 1,500 1,540
Martin Midstream Partners, LP / Martin
Midstream Finance Corp.
11.500% due 02/15/28 (Þ) 2,600 2,766
Nabors Industries, Inc.
9.125% due 01/31/30 (Þ) 2,000 2,081
8.875% due 08/15/31 (Þ) 3,600 3,353
PBF Holding Co. LLC / PBF Finance
Corp.
Series WI
6.000% due 02/15/28 500 497
Sunoco, LP
6.250% due 07/01/33 (Þ) 2,150 2,188
Tranocean Aquila, Ltd.
8.000% due 09/30/28 (Þ) 940 967
Transocean International, Ltd.
8.250% due 05/15/29 (Þ) 600 592
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
8.500% due 05/15/31 (Þ) 1,500 1,470
7.875% due 10/15/32 440 440
6.800% due 03/15/38 2,300 1,948
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 567 581
Transocean, Inc.
8.750% due 02/15/30 (Þ) 975 1,025
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 1,700 1,629
4.125% due 08/15/31 (Þ) 2,200 2,077
Venture Global LNG, Inc.
8.125% due 06/01/28 (Þ) 1,500 1,553
9.500% due 02/01/29 (Þ) 2,400 2,646
8.375% due 06/01/31 (Þ) 3,900 4,095
Venture Global Plaquemines LNG LLC
6.750% due 2036 CN(Þ) 2,950 3,136
7.500% due 05/01/33 (Þ) 850 939
6.500% due 01/15/34 (Þ) 975 1,028
7.750% due 05/01/35 (Þ) 850 960
Viper Energy, Inc.
5.375% due 11/01/27 (Þ) 1,300 1,301
Vital Energy, Inc.
7.875% due 04/15/32 (Þ) 1,800 1,747
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 1,900 1,944
6.750% due 10/15/33 (Þ) 3,065 3,068
74,244
Financial Services - 15.4%
Acrisure LLC / Acrisure Finance, Inc.
8.500% due 06/15/29 (Þ) 2,300 2,417
7.500% due 11/06/30 (Þ) 2,400 2,501
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 04/15/28 (Þ) 1,700 1,728
7.000% due 01/15/31 (Þ) 3,700 3,824
7.375% due 10/01/32 (Þ) 1,400 1,446
CrossCountry Intermediate HoldCo
LLC
6.500% due 10/01/30 (Þ) 2,060 2,067
Encore Capital Group, Inc.
9.250% due 04/01/29 (Þ) 1,300 1,371
8.500% due 05/15/30 (Þ) 3,800 4,039
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 (Þ) 4,200 4,429
8.375% due 04/01/32 (Þ) 500 524
7.875% due 04/01/33 (Þ) 1,855 1,912
Global Net Lease, Inc. / Global Net
Lease Operating Partnership, LP
3.750% due 12/15/27 (Þ) 3,450 3,354
Iron Mountain, Inc.
7.000% due 02/15/29 (Þ) 1,400 1,442
5.625% due 07/15/32 (Þ) 6,500 6,465
Jane Street Group / JSG Finance, Inc.
4.500% due 11/15/29 (Þ) 900 879
6.125% due 11/01/32 (Þ) 3,100 3,148
6.750% due 05/01/33 (Þ) 4,000 4,157
Jefferson Capital Holdings LLC
9.500% due 02/15/29 (Þ) 3,200 3,380
8.250% due 05/15/30 (Þ) 2,500 2,622

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Millrose Properties, Inc.
6.375% due 08/01/30 (Þ) 6,495 6,609
6.250% due 09/15/32 (Þ) 1,005 1,008
MPT Operating Partnership, LP / MPT
Finance Corp.
8.500% due 02/15/32 (Þ) 4,000 4,258
Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/31 (Þ) 3,210 3,248
OneMain Finance Corp.
5.375% due 11/15/29 1,300 1,287
7.125% due 11/15/31 1,400 1,453
6.500% due 03/15/33 1,560 1,562
Osaic Holdings, Inc.
6.750% due 08/01/32 (Þ) 860 887
8.000% due 08/01/33 (Þ) 4,515 4,681
Pebblebrook Hotel, LP / PEB Finance
Corp.
6.375% due 10/15/29 (Þ) 700 710
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 (Þ) 4,100 4,155
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 300 308
5.000% due 10/01/29 (Þ) 3,700 3,447
8.875% due 01/31/30 (Þ) 1,400 1,445
RHP Hotel Properties, LP / RHP
Finance Corp.
7.250% due 07/15/28 (Þ) 3,700 3,816
6.500% due 04/01/32 (Þ) 1,800 1,851
6.500% due 06/15/33 (Þ) 1,050 1,081
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.625% due 03/01/29 (Þ) 4,300 4,104
Starwood Property Trust, Inc.
5.750% due 01/15/31 (Þ) 2,150 2,144
Stonex Escrow Issuer LLC
6.875% due 07/15/32 (Þ) 2,360 2,431
StoneX Group, Inc.
7.875% due 03/01/31 (Þ) 3,600 3,796
VICI Properties, LP / VICI Note Co.,
Inc.
3.875% due 02/15/29 (Þ) 4,100 4,004
XHR, LP
6.625% due 05/15/30 (Þ) 800 822
110,812
Health Care - 5.5%
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 3,000 2,909
10.875% due 01/15/32 (Þ) 4,100 4,344
Concenta Escrow Issuer Corp.
6.875% due 07/15/32 (Þ) 3,800 3,950
DaVita, Inc.
4.625% due 06/01/30 (Þ) 6,400 6,130
6.750% due 07/15/33 (Þ) 900 928
Endo Finance Holdings, Inc.
8.500% due 04/15/31 (Þ) 3,400 3,650
Insulet Corp.
6.500% due 04/01/33 (Þ) 3,355 3,488
IQVIA, Inc.
6.250% due 06/01/32 (Þ) 4,300 4,433
MPH Acquisition Holdings LLC
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.750% due 12/31/30 (Þ) 1,378 1,203
11.500% due 12/31/30 (Þ) 593 618
6.750% due 03/31/31 (Þ) 3,255 2,651
Tenet Healthcare Corp.
6.125% due 06/15/30 3,800 3,853
6.750% due 05/15/31 1,500 1,554
39,711
Materials and Processing - 6.9%
Cleveland-Cliffs, Inc.
7.000% due 03/15/32 (Þ) 1,800 1,820
7.625% due 01/15/34 (Þ) 1,790 1,844
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/32 (Þ) 3,300 3,389
Constellium SE
3.750% due 04/15/29 (Þ) 5,100 4,851
6.375% due 08/15/32 (Þ) 2,600 2,657
Element Solutions, Inc.
3.875% due 09/01/28 (Þ) 3,300 3,203
FMC Corp.
8.450% due 11/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.366%)(Ê) 1,800 1,901
GPD Cos., Inc.
12.500% due 12/31/29 (Þ) 3,101 2,357
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,300 1,302
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 1,400 1,353
JH North America Holdings, Inc.
5.875% due 01/31/31 (Þ) 350 356
6.125% due 07/31/32 (Þ) 500 512
Magnera Corp.
4.750% due 11/15/29 (Þ) 1,500 1,327
Mauser Packaging Solutions Holding
Co.
9.250% due 04/15/27 (Þ) 900 902
Novelis Corp.
4.750% due 01/30/30 (Þ) 3,500 3,378
6.875% due 01/30/30 (Þ) 1,300 1,347
6.375% due 08/15/33 (Þ) 435 440
Owens-Brockway Glass Container, Inc.
7.250% due 05/15/31 (Þ) 2,100 2,138
Rain Carbon, Inc.
12.250% due 09/01/29 (Þ) 3,900 4,180
Solstice Advanced Materials, Inc.
5.625% due 09/30/33 (Þ) 2,990 2,998
Standard Building Solutions, Inc.
6.500% due 08/15/32 (Þ) 4,100 4,209
6.250% due 08/01/33 (Þ) 825 836
Vibrantz Technologies, Inc.
9.000% due 02/15/30 (Þ) 3,480 1,985
49,285
Producer Durables - 8.1%
Arcosa, Inc.
4.375% due 04/15/29 (Þ) 4,000 3,892
6.875% due 08/15/32 (Þ) 2,700 2,820
Axon Enterprise, Inc.
6.125% due 03/15/30 (Þ) 440 452
6.250% due 03/15/33 (Þ) 900 929

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 45
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Beacon Mobility, Corp.
7.250% due 08/01/30 (Þ) 970 1,009
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 (Þ) 2,400 1,963
Energizer Holdings, Inc.
4.375% due 03/31/29 (Þ) 1,000 959
Esab Corp.
6.250% due 04/15/29 (Þ) 2,600 2,672
First Student Bidco, Inc.
4.000% due 07/31/29 (Þ) 2,000 1,902
Miter Brands Acquisition Holdco, Inc. /
MIWD Borrower LLC
6.750% due 04/01/32 (Þ) 5,300 5,444
Quikrete Holdings, Inc.
6.375% due 03/01/32 (Þ) 1,650 1,710
6.750% due 03/01/33 (Þ) 1,100 1,143
Smyrna Ready Mix Concrete LLC
8.875% due 11/15/31 (Þ) 2,000 2,113
TransDigm, Inc.
6.000% due 01/15/33 (Þ) 635 642
6.750% due 01/31/34 (Þ) 5,060 5,232
TTM Technologies, Inc.
4.000% due 03/01/29 (Þ) 6,300 6,063
Waste Pro USA, Inc.
7.000% due 02/01/33 (Þ) 2,000 2,077
Watco Cos. LLC / Watco Finance Corp.
7.125% due 08/01/32 (Þ) 6,415 6,641
Weekly Homes LLC / Weekley Finance
Corp.
4.875% due 09/15/28 (Þ) 1,600 1,573
WESCO Distribution, Inc.
6.375% due 03/15/33 (Þ) 3,250 3,369
XPO, Inc.
7.125% due 02/01/32 (Þ) 5,400 5,670
58,275
Technology - 6.5%
CACI International, Inc.
6.375% due 06/15/33 (Þ) 3,650 3,769
Cogent Communications Group LLC /
Cogent Finance, Inc.
7.000% due 06/15/27 (Þ) 2,400 2,393
6.500% due 07/01/32 (Þ) 3,300 3,209
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 (Þ) 7,200 7,550
Gen Digital, Inc.
6.250% due 04/01/33 (Þ) 1,400 1,434
Gray Media, Inc.
5.375% due 11/15/31 (Þ) 1,100 826
9.625% due 07/15/32 (Þ) 2,465 2,517
7.250% due 08/15/33 (Þ) 1,330 1,319
McAfee Corp.
7.375% due 02/15/30 (Þ) 4,900 4,553
McGraw-Hill Education, Inc.
7.375% due 09/01/31 (Þ) 4,600 4,780
Rocket Software, Inc.
6.500% due 02/15/29 (Þ) 1,400 1,365
Seagate Data Storage Technology Pte,
Ltd.
5.875% due 07/15/30 (Þ) 2,600 2,653
Sinclair Television Group, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
8.125% due 02/15/33 (Þ) 3,250 3,345
Snap, Inc.
6.875% due 03/01/33 (Þ) 295 302
Viasat, Inc.
7.500% due 05/30/31 (Þ) 4,325 4,057
Zebra Technologies Corp.
6.500% due 06/01/32 (Þ) 2,300 2,362
46,434
Utilities - 3.0%
Leeward Renewable Energy Operations
LLC
4.250% due 07/01/29 (Þ) 5,800 5,469
NRG Energy, Inc.
5.750% due 07/15/29 (Þ) 2,000 2,002
6.000% due 01/15/36 (Þ) 4,935 4,937
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 3,500 3,717
Vistra Operations Co. LLC
7.750% due 10/15/31 (Þ) 4,800 5,086
21,211
590,040
International Debt - 13.6%
1011778 BC ULC / New Red Finance,
Inc.
6.125% due 06/15/29 (Þ) 4,000 4,097
Atlantica Sustainable Infrastructure,
Ltd.
4.125% due 06/15/28 (Þ) 3,800 3,713
ATS Corp.
4.125% due 12/15/28 (Þ) 3,800 3,644
Banjay Entertainment SAS
8.125% due 05/01/29 (Þ) 5,100 5,306
Calderys Financing LLC
11.250% due 06/01/28 (Þ) 3,200 3,396
California Buyer, Ltd. / Atlantica
Sustainable Infrastructure PLC
6.375% due 02/15/32 (Þ) 2,100 2,151
Cerdia Finanz GMBH
9.375% due 10/03/31 (Þ) 2,500 2,647
Connect Finco SARL / Connect US
Finco LLC
9.000% due 09/15/29 (Þ) 5,400 5,675
Coronado Finance Pty, Ltd.
9.250% due 10/01/29 (Þ) 2,050 1,785
Efesto Bidco SPA/ Efesto US LLC
Series XR
7.500% due 02/15/32 (Þ) 5,450 5,546
Flutter Treasury DAC
5.875% due 06/04/31 (Þ) 2,250 2,285
Forvia SE
6.750% due 09/15/33 (Þ) 1,705 1,729
Froneri Lux FinCo SARL
6.000% due 08/01/32 (Þ) 3,885 3,887
GGAM Finance, Ltd.
8.000% due 06/15/28 (Þ) 1,400 1,484
Great Canadian Gaming Corp.
8.750% due 11/15/29 (Þ) 3,000 2,966
Grifols SA
4.750% due 10/15/28 (Þ) 4,300 4,175
IHO Verwaltungs GmbH

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Venerable High Yield Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
7.750% due 11/15/30 (Þ) 800 840
8.000% due 11/15/32 (Þ) 1,400 1,473
Jaguar Land Rover Automotive PLC
5.500% due 07/15/29 (Þ) 1,640 1,641
Kedrion SpA
6.500% due 09/01/29 (Þ) 7,500 7,417
Maya SAS
7.000% due 04/15/32 (Þ) 3,775 3,853
Mineral Resources, Ltd.
7.000% due 04/01/31 (Þ) 1,405 1,423
Nissan Motor Co., Ltd.
8.125% due 07/17/35 (Þ) 2,105 2,258
Opal Bidco SAS
6.500% due 03/31/32 (Þ) 3,600 3,688
RB Global Holdings, Inc.
6.750% due 03/15/28 (Þ) 500 511
Toucan FinCo, Ltd./Toucan FinCo Can,
Inc./Toucan FinCo US LLC
9.500% due 05/15/30 (Þ) 5,400 5,297
Wrangler Holdco Corp.
6.625% due 04/01/32 (Þ) 6,000 6,257
Zegona Finance PLC
8.625% due 07/15/29 (Þ) 5,250 5,595
ZF North America Capital, Inc.
6.875% due 04/23/32 (Þ) 2,855 2,735
97,474
Total Long-Term Fixed
Income Investments
(cost $681,965) 687,514
Number of
S hares
Preferred Stocks - 0.1%
Consumer Discretionary - 0.1%
Boeing Co. (The)
6.000% due 10/15/27 11,000 765
Total Preferred Stocks
(cost $550) 765
H2
Principal
Amount
$
H2
Short-Term Investments - 4.5%
Federal Home Loan Bank Discount
Notes
4.098% due 10/01/25 (ž) 32,450 32,447
Total Short-Term Investments
(cost $32,450) 32,447
Total Investments - 100.4%
(cost $714,965) 720,726
Other Assets net of
Liabilities - (0.4)%
(2,916)
Net Assets - 100.0%
717,810

Venerable Variable Insurance Trust
Venerable High Yield Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable High Yield Fund 47
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 590,040 $ — $ 590,040
International Debt — 97,474 — 97,474
Preferred Stocks 765 — — 765
Short-Term Investments — 32,447 — 32,447
Total Investments
$ 765 $ 719,961 $ — $ 720,726
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
3,208 0.5
Canada ................................................................................................
22,773 3.2
France .................................................................................................
17,971 2.5
Germany .............................................................................................
7,695 1.1
Ireland ................................................................................................
3,769 0.5
Italy ....................................................................................................
12,963 1.8
Japan ..................................................................................................
2,258 0.3
Spain ..................................................................................................
7,888 1.1
United Kingdom .................................................................................
18,950 2.6
United States ......................................................................................
623,251 86.8
Total Investments ............................................................................... 720,726

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 113.4%
Asset-Backed Securities - 3.4%
Aaset Trust
Series 2019-2 Class A
3.376% due 10/16/39 (Þ) 884 875
Angel Oak Mortgage Trust
Series 2025-HB1 Class A1
6.156% due 02/25/55 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,008 1,015
Capital One Multi-Asset Execution
Trust
Series 2022-A3 Class A
4.950% due 10/15/27 1,730 1,731
CarMax Auto Owner Trust
Series 2025-2 Class A2A
4.590% due 07/17/28 2,480 2,490
Chase Auto Owner Trust
Series 2024-3A Class A3
5.220% due 07/25/29 (Þ) 2,081 2,108
FIGRE Trust
Series 2025-HE3 Class A
5.560% due 05/25/55 (~)(Ê)(Þ) 1,215 1,231
Series 2025-HE4 Class A
5.408% due 07/25/55 (~)(Ê)(Þ) 3,697 3,725
Ford Credit Auto Owner Trust
Series 2021-2 Class C
2.110% due 05/15/34 (Þ) 1,870 1,819
Series 2022-1 Class A
3.880% due 11/15/34 (Þ) 1,065 1,063
Series 2024-1 Class A
4.870% due 08/15/36 (~)(Ê)(Þ) 3,560 3,642
GM Financial Revolving Receivables
Trust
Series 2024-1 Class A
4.980% due 12/11/36 (Þ) 5,693 5,845
Hardee's Funding LLC
Series 2024-1A Class A2
7.253% due 03/20/54 (Þ) 3,448 3,563
Hyundai Auto Receivables Trust
Series 2025-B Class A3
4.360% due 12/17/29 7,058 7,104
Series 2025-C Class A2B
4.722% due 07/17/28 (SOFR 30 Day
Average + 0.350%)(Ê) 7,573 7,576
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 4,236 4,002
Mercedes-Benz Auto Receivables Trust
Series 2023-1 Class A4
4.310% due 04/16/29 5,848 5,868
PK Alift Loan Funding 7, LP
Series 2025-2 Class A
4.750% due 03/15/43 (Š)(Þ) 863 863
Towd Point Mortgage Trust
Series 2024-CES4 Class A1
5.122% due 09/25/64 (~)(Ê)(Þ) 2,325 2,321
USB Auto Owner Trust
Series 2025-1A Class A3
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.490% due 06/17/30 (Þ) 4,074 4,113
Woodmont Trust
Series 2024-12A Class A1R
5.719% due 10/25/32 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 3,534 3,538
64,492
Corporate Bonds and Notes - 25.9%
Consumer Discretionary - 3.7%
7-Eleven, Inc.
1.300% due 02/10/28 (Þ) 4,795 4,484
1.800% due 02/10/31 (Þ) 428 372
AS Mileage Plan IP, Ltd.
5.021% due 10/20/29 (Þ) 2,350 2,350
Brunswick Corp.
5.100% due 04/01/52 1,100 882
Carnival Corp.
4.000% due 08/01/28 (Þ) 5,345 5,268
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
5.050% due 03/30/29 3,300 3,343
2.800% due 04/01/31 900 812
4.400% due 04/01/33 1,350 1,279
6.550% due 06/01/34 1,250 1,332
5.750% due 04/01/48 370 335
4.800% due 03/01/50 1,420 1,123
3.900% due 06/01/52 1,230 832
5.500% due 04/01/63 1,050 879
Series WI
4.200% due 03/15/28 900 896
6.484% due 10/23/45 500 494
Comcast Corp.
3.400% due 04/01/30 970 938
3.750% due 04/01/40 2,150 1,805
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 3,000 3,017
Dick's Sporting Goods, Inc.
3.150% due 01/15/32 2,520 2,310
4.100% due 01/15/52 3,050 2,278
DR Horton, Inc.
5.000% due 10/15/34 1,175 1,187
5.500% due 10/15/35 5,650 5,855
Ford Motor Co.
6.100% due 08/19/32 1,380 1,412
Ford Motor Credit Co. LLC
4.950% due 05/28/27 2,790 2,786
7.350% due 03/06/30 4,320 4,623
General Motors Co.
5.600% due 10/15/32 500 519
General Motors Financial Co., Inc.
2.350% due 01/08/31 1,000 886
Home Depot, Inc. (The)
2.700% due 04/15/30 970 914
Hyundai Capital America
5.300% due 01/08/30 (Þ) 3,500 3,594
5.400% due 06/24/31 (Þ) 1,800 1,855
5.400% due 06/23/32 (Þ) 165 170
Las Vegas Sands Corp.
6.000% due 08/15/29 890 927

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 49
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Paramount Global
4.950% due 01/15/31 2,010 1,987
Series WI
3.700% due 06/01/28 790 773
PVH Corp.
5.500% due 06/13/30 200 204
Royal Caribbean Cruises, Ltd.
5.375% due 01/15/36 1,315 1,323
Tapestry, Inc.
5.100% due 03/11/30 1,132 1,158
5.500% due 03/11/35 1,376 1,406
Series .
3.050% due 03/15/32 430 390
Time Warner Cable LLC
7.300% due 07/01/38 1,760 1,922
WarnerMedia Holdings, Inc.
Series *
4.054% due 03/15/29 920 888
69,808
Consumer Staples - 1.5%
Altria Group, Inc.
4.800% due 02/14/29 410 416
5.800% due 02/14/39 1,000 1,037
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 1,000 974
3.625% due 03/24/32 2,000 1,895
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
5.950% due 04/20/35 (Þ) 3,340 3,510
Series WI
3.000% due 02/02/29 2,500 2,396
Kellanova
4.500% due 04/01/46 283 249
Kenvue , Inc.
4.850% due 05/22/32 3,380 3,428
Kraft Heinz Foods Co.
6.875% due 01/26/39 645 719
Series WI
4.625% due 10/01/39 645 588
Kroger Co. (The)
5.000% due 09/15/34 1,000 1,008
Mars, Inc.
3.200% due 04/01/30 (Þ) 530 510
5.000% due 03/01/32 (Þ) 810 828
5.200% due 03/01/35 (Þ) 1,085 1,109
2.375% due 07/16/40 (Þ) 660 473
5.650% due 05/01/45 (Þ) 1,040 1,055
5.700% due 05/01/55 (Þ) 785 796
5.800% due 05/01/65 (Þ) 490 500
Philip Morris International, Inc.
4.875% due 02/13/29 810 827
4.375% due 04/30/30 3,645 3,662
5.125% due 02/13/31 180 186
5.250% due 02/13/34 1,090 1,125
4.500% due 03/20/42 180 162
Pilgrim's Pride Corp.
Series WI
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.500% due 03/01/32 335 307
27,760
Energy - 3.4%
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 2,000 1,825
Cheniere Energy Partners, LP
Series WI
4.000% due 03/01/31 490 473
3.250% due 01/31/32 1,850 1,687
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 1,560 1,665
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 2,000 1,949
4.900% due 06/01/44 1,000 815
Series WI
4.375% due 01/15/28 1,800 1,789
Coterra Energy, Inc.
5.600% due 03/15/34 2,000 2,054
Series WI
3.900% due 05/15/27 3,400 3,379
Devon Energy Corp.
5.200% due 09/15/34 2,000 1,992
5.750% due 09/15/54 3,840 3,560
Energy Transfer, LP
5.250% due 04/15/29 900 926
3.750% due 05/15/30 2,000 1,942
5.550% due 05/15/34 3,600 3,695
6.250% due 04/15/49 1,700 1,716
EQT Corp.
7.000% due 02/01/30 1,000 1,089
MPLX, LP
4.000% due 03/15/28 1,870 1,860
2.650% due 08/15/30 2,080 1,910
4.700% due 04/15/48 1,050 879
Occidental Petroleum Corp.
5.200% due 08/01/29 2,200 2,235
7.875% due 09/15/31 690 785
6.600% due 03/15/46 3,360 3,507
ONEOK, Inc.
5.550% due 11/01/26 900 911
5.800% due 11/01/30 870 917
6.050% due 09/01/33 710 753
6.625% due 09/01/53 340 362
Targa Resources Corp.
6.500% due 03/30/34 3,330 3,626
4.950% due 04/15/52 360 308
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 2,000 1,873
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 3,200 3,207
Viper Energy Partners LLC
4.900% due 08/01/30 945 951
5.700% due 08/01/35 954 971
Western Midstream Operating, LP
4.050% due 02/01/30 1,500 1,463
5.250% due 02/01/50 630 549

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Williams Cos., Inc. (The)
3.500% due 11/15/30 1,000 956
2.600% due 03/15/31 2,100 1,907
5.150% due 03/15/34 2,700 2,744
5.100% due 09/15/45 1,000 926
64,156
Financial Services - 7.5%
American Express Co.
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 880 919
American Tower Corp.
4.900% due 03/15/30 1,115 1,137
Aon North America, Inc.
5.450% due 03/01/34 3,600 3,750
Arthur J Gallagher & Co.
4.850% due 12/15/29 900 918
Aviation Capital Group LLC
5.125% due 04/10/30 (Þ) 2,170 2,203
Bank of America Corp.
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 2,630 2,437
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 4,460 4,451
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 6,640 5,767
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 7,710 7,588
Brown & Brown, Inc.
4.900% due 06/23/30 1,883 1,909
5.250% due 06/23/32 673 691
5.550% due 06/23/35 905 931
Capital One Financial Corp.
4.493% due 09/11/31 (SOFR +
1.250%)(Ê) 1,255 1,245
Series .
7.624% due 10/30/31 (SOFR +
3.070%)(Ê) 2,050 2,319
Citigroup, Inc.
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 2,550 2,516
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 4,730 4,673
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 6,390 5,759
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 3,960 3,761
6.125% due 08/25/36 700 747
8.125% due 07/15/39 240 308
Series GG
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.890%)(Ê)(ƒ) 3,298 3,402
Crown Castle, Inc.
4.900% due 09/01/29 2,300 2,334
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,130 1,121
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 6,650 6,592
6.750% due 10/01/37 610 683
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 1,490 1,100
5.150% due 05/22/45 400 376
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 7,620 6,797
Jefferies Financial Group, Inc.
Series MTN
4.500% due 09/15/26 2,640 2,645
JPMorgan Chase & Co.
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 4,000 4,031
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 5,800 5,204
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 730 757
Series .
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 2,700 2,504
LPL Holdings, Inc.
6.750% due 11/17/28 2,730 2,914
5.200% due 03/15/30 270 276
Morgan Stanley
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 4,000 3,974
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 274 287
Series .
4.994% due 04/12/29 (SOFR +
1.380%)(Ê) 905 923
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 1,300 1,289
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 900 904
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 6,200 5,793
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 1,550 1,369
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,500 1,554
5.373% due 07/21/36 (SOFR +
1.417%)(Ê) 500 515
Truist Financial Corp.
Series MTN
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,270 1,284
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 1,780 1,853
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 870 927
VICI Properties, LP

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 51
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.125% due 11/15/31 2,000 2,026
VICI Properties, LP / VICI Note Co.,
Inc.
3.750% due 02/15/27 (Þ) 2,350 2,324
Wells Fargo & Co.
5.499% due 01/23/35 (SOFR +
1.780%)(Ê) 10,750 11,210
Series MTN
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,910 1,892
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 3,390 3,208
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 4,140 3,853
4.750% due 12/07/46 1,240 1,101
141,051
Health Care - 2.2%
AbbVie, Inc.
Series WI
3.200% due 11/21/29 5,340 5,151
Amgen, Inc.
5.250% due 03/02/33 1,800 1,865
5.650% due 03/02/53 1,800 1,797
Bristol-Myers Squibb Co.
5.550% due 02/22/54 1,240 1,236
Cigna Group (The)
2.375% due 03/15/31 1,310 1,179
Series WI
4.800% due 08/15/38 1,930 1,842
4.900% due 12/15/48 1,000 898
CVS Health Corp.
4.300% due 03/25/28 1,550 1,551
3.750% due 04/01/30 2,130 2,063
2.125% due 09/15/31 970 841
4.780% due 03/25/38 2,560 2,400
5.125% due 07/20/45 1,630 1,479
5.050% due 03/25/48 3,050 2,715
HCA, Inc.
3.500% due 09/01/30 2,000 1,910
Humana, Inc.
3.125% due 08/15/29 4,000 3,806
2.150% due 02/03/32 500 426
Royalty Pharma PLC
5.150% due 09/02/29 2,250 2,310
5.200% due 09/25/35 1,495 1,494
Solventum Corp.
Series WI
5.400% due 03/01/29 408 421
UnitedHealth Group, Inc.
2.000% due 05/15/30 780 707
3.250% due 05/15/51 2,510 1,711
Zoetis, Inc.
5.000% due 08/17/35 4,160 4,199
42,001
Materials and Processing - 0.1%
Carlisle Cos., Inc.
5.250% due 09/15/35 850 861
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Georgia-Pacific LLC
4.950% due 06/30/32 (Þ) 2,110 2,164
3,025
Producer Durables - 1.0%
Boeing Co. (The)
3.200% due 03/01/29 1,220 1,177
3.600% due 05/01/34 810 733
3.500% due 03/01/39 5,505 4,457
6.875% due 03/15/39 1,800 2,038
3.900% due 05/01/49 1,657 1,248
Series WI
6.298% due 05/01/29 1,670 1,773
Howmet Aerospace, Inc.
5.950% due 02/01/37 2,150 2,327
L3Harris Technologies, Inc.
4.854% due 04/27/35 560 558
RTX Corp.
4.125% due 11/16/28 400 399
Vertiv Group Corp.
4.125% due 11/15/28 (Þ) 1,915 1,871
Waste Connections, Inc.
5.000% due 03/01/34 1,830 1,868
18,449
Technology - 2.0%
Broadcom, Inc.
3.469% due 04/15/34 (Þ) 5,000 4,562
3.137% due 11/15/35 (Þ) 3,300 2,857
Series WI
4.150% due 11/15/30 950 945
Foundry JV Holdco LLC
5.900% due 01/25/30 (Þ) 1,800 1,898
5.500% due 01/25/31 (Þ) 630 654
6.150% due 01/25/32 (Þ) 200 214
5.900% due 01/25/33 (Þ) 955 1,007
Gartner, Inc.
3.625% due 06/15/29 (Þ) 2,450 2,347
Intel Corp.
4.150% due 08/05/32 2,925 2,824
5.200% due 02/10/33 630 644
Micron Technology, Inc.
5.300% due 01/15/31 830 859
5.875% due 02/09/33 1,770 1,879
Motorola Solutions, Inc.
4.850% due 08/15/30 452 461
2.300% due 11/15/30 397 359
5.200% due 08/15/32 1,566 1,613
MSCI, Inc.
3.625% due 09/01/30 (Þ) 3,312 3,164
Oracle Corp.
4.450% due 09/26/30 1,115 1,115
2.875% due 03/25/31 2,500 2,297
4.800% due 09/26/32 1,495 1,497
6.900% due 11/09/52 750 835
5.375% due 09/27/54 550 505
Paychex, Inc.
5.100% due 04/15/30 2,565 2,639
Synopsys, Inc.
5.150% due 04/01/35 2,000 2,033

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.700% due 04/01/55 150 151
37,359
Utilities - 4.5%
Alexander Funding Trust II
7.467% due 07/31/28 (Þ) 1,055 1,128
American Electric Power Co., Inc.
Series C
5.800% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.128%)(Ê) 2,510 2,502
Series D
6.050% due 03/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.940%)(Ê) 835 837
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 2,150 1,928
AT&T, Inc.
5.550% due 08/15/41 910 915
Series WI
2.550% due 12/01/33 2,230 1,900
3.500% due 09/15/53 2,540 1,755
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 1,800 1,831
Constellation Energy Generation LLC
6.125% due 01/15/34 2,150 2,341
Dominion Energy, Inc.
6.200% due 02/15/56 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.006%)(Ê) 1,225 1,234
DTE Electric Co.
5.250% due 05/15/35 1,605 1,653
Duke Energy Corp.
3.150% due 08/15/27 1,000 984
Duke Energy Indiana LLC
5.400% due 04/01/53 900 879
Duke Energy Ohio, Inc.
5.250% due 04/01/33 900 934
FirstEnergy Corp.
Series B
3.900% due 07/15/27 5,000 4,972
Series C
4.850% due 07/15/47 820 726
FirstEnergy Transmission LLC
Series WI
4.550% due 01/15/30 930 936
5.000% due 01/15/35 2,000 1,998
NextEra Energy Capital Holdings, Inc.
5.300% due 03/15/32 4,445 4,619
5.900% due 03/15/55 1,330 1,371
Northern States Power Co.
5.050% due 05/15/35 2,330 2,377
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,450 2,349
Pacific Gas and Electric Co.
2.100% due 08/01/27 2,000 1,923
2.500% due 02/01/31 1,000 891
5.800% due 05/15/34 2,600 2,695
3.300% due 08/01/40 1,500 1,138
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.500% due 08/01/50 1,300 890
PG&E Recovery Funding LLC
Series A-2
5.256% due 01/15/40 4,900 5,060
Southern California Edison Co.
Series C
4.125% due 03/01/48 360 276
Southern Co. Gas Capital Corp.
4.950% due 09/15/34 2,300 2,308
Southern Power Co.
Series A
4.250% due 10/01/30 750 745
Series B
4.900% due 10/01/35 1,355 1,336
T-Mobile USA, Inc.
5.150% due 04/15/34 1,440 1,473
Series WI
3.875% due 04/15/30 4,330 4,245
2.250% due 11/15/31 2,750 2,418
4.375% due 04/15/40 1,210 1,092
3.300% due 02/15/51 250 170
Verizon Communications, Inc.
3.875% due 02/08/29 350 348
1.750% due 01/20/31 3,340 2,923
4.500% due 08/10/33 1,230 1,211
5.401% due 07/02/37 (Þ) 770 782
3.850% due 11/01/42 3,290 2,677
4.000% due 03/22/50 790 623
Series WI
4.780% due 02/15/35 2,790 2,744
Virginia Electric and Power Co.
Series C
4.900% due 09/15/35 3,630 3,611
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 2,400 2,381
84,129
487,738
International Debt - 8.6%
522 Funding CLO, Ltd.
Series 2020-6A Class A1R2
5.519% due 10/23/34 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 5,490 5,497
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% due 10/29/26 2,820 2,771
3.000% due 10/29/28 2,100 2,024
3.300% due 01/30/32 1,680 1,548
AGL CLO, Ltd.
Series 2024-33A Class A1
5.676% due 07/21/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 1,630 1,636
Aker BP ASA
5.800% due 10/01/54 (Þ) 2,400 2,233
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 796 802
Apidos CLO, Ltd.
Series 2013-12A Class ARR

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 53
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.398% due 04/15/31 (CME Term
SOFR 3 Month + 1.080%)(Ê)(Þ) 1,338 1,339
Ares CLO, Ltd.
Series 2023-ALF4A Class A1
6.068% due 10/15/36 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 5,370 5,378
Avolon Holdings Funding, Ltd.
5.750% due 11/15/29 (Þ) 2,102 2,186
4.900% due 10/10/30 (Þ) 2,110 2,121
BAE Systems PLC
5.125% due 03/26/29 (Þ) 2,250 2,317
5.300% due 03/26/34 (Þ) 3,415 3,539
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 2,800 2,796
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.432%)(Ê) 770 756
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 1,960 1,897
Barclays PLC
5.367% due 02/25/31 (SOFR +
1.230%)(Ê) 2,065 2,129
Basswood Park CLO, Ltd.
Series 2025-1A Class AR
5.053% due 04/20/34 (CME Term
SOFR 3 Month + 1.030%)(Ê)(Þ) 1,950 1,951
BAT Capital Corp.
4.625% due 03/22/33 2,310 2,286
Birch Grove CLO, Ltd.
Series 2023-7A Class A1
6.126% due 10/20/36 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 4,815 4,820
Series 2024-8A Class A1
5.956% due 04/20/37 (CME Term
SOFR 3 Month + 1.630%)(Ê)(Þ) 3,000 3,013
Black Diamond CLO, Ltd.
Series 2024-1A Class A1
5.968% due 10/25/37 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 5,000 5,015
BNP Paribas SA
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 3,650 3,721
5.198% due 01/10/30 (CME Term
SOFR 3 Month + 2.829%)(Ê)(Þ) 1,640 1,679
3.052% due 01/13/31 (SOFR +
1.507%)(Ê)(Þ) 960 902
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.483%)(Ê)(Þ) 1,930 1,907
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 2,900 3,091
CaixaBank SA
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.634% due 07/03/29 (SOFR +
1.140%)(Ê)(Þ) 3,000 3,020
5.673% due 03/15/30 (SOFR +
1.780%)(Ê)(Þ) 2,250 2,336
CarVal CLO, Ltd.
Series 2024-1A Class A1R
5.766% due 07/20/37 (CME Term
SOFR 3 Month + 1.440%)(Ê)(Þ) 1,920 1,926
Cayuga Park CLO, Ltd.
Series 2020-1A Class AR
5.704% due 07/17/34 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 2,030 2,032
CIFC Funding, Ltd.
Series 2021-4A Class A1A2
5.657% due 04/20/34 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1,000 1,001
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 850 844
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,000 949
Series BKNT
3.750% due 07/21/26 400 398
Credit Agricole SA
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
SOFR] 5 Year Rate + 1.644%)(Ê)(Þ) 780 768
Danske Bank A/S
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 2,000 2,002
Dryden Senior Loan Fund
Series 2019-75A Class AR2
5.619% due 04/15/34 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 5,250 5,252
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
5.845% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 5,180 5,200
Empower CLO, Ltd.
Series 2024-1A Class A1
5.918% due 04/25/37 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 1,750 1,757
Enel Finance International NV
4.375% due 09/30/30 (Þ) 2,115 2,100
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 2,800 2,790
2.625% due 09/23/31 (Þ) 1,500 1,346
HPS Loan Management, Ltd.
Series 2022-19 Class A1R
5.652% due 01/22/35 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 2,590 2,595
HSBC Holdings PLC
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 2,130 1,930
Kings Park CLO, Ltd.
Series 2021-1A Class A

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.717% due 01/21/35 (CME Term
SOFR 3 Month + 1.392%)(Ê)(Þ) 735 735
Lloyds Banking Group PLC
4.650% due 03/24/26 400 400
4.375% due 03/22/28 550 552
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 2,200 2,313
6.500% due 03/26/31 (Þ) 945 1,012
Magnetite CLO, Ltd.
Series 2024-17A Class AR2
5.826% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 870 874
MF1 LLC
Series 2024-FL16 Class A
5.677% due 11/18/39 (CME Term
SOFR 1 Month + 1.541%)(Ê)(Þ) 4,220 4,231
Northwoods Capital, Ltd.
Series 2025-25A Class B1R
5.342% due 07/20/34 (CME Term
SOFR 3 Month + 1.600%)(Ê)(Þ) 5,630 5,631
Oaktree CLO, Ltd.
Series 2024-25A Class A
5.876% due 04/20/37 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 4,800 4,817
Ocean Trails CLO, Ltd.
Series 2020-10A Class AR2
5.618% due 10/15/34 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 1,250 1,251
OHA Credit Funding, Ltd.
Series 2024-18A Class A1
5.826% due 04/20/37 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 2,050 2,058
OHA Loan Funding, Ltd.
Series 2018-2A Class AR
5.498% due 05/23/31 (CME Term
SOFR 3 Month + 1.302%)(Ê)(Þ) 310 310
Rad CLO, Ltd.
Series 2023-22A Class A1
6.156% due 01/20/37 (CME Term
SOFR 3 Month + 1.830%)(Ê)(Þ) 3,000 3,007
Rogers Communications, Inc.
5.300% due 02/15/34 1,000 1,014
Toronto-Dominion Bank (The)
4.456% due 06/08/32 330 330
UBS Group AG
4.751% due 05/12/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 3,700 3,732
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 2,620 2,589
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 4,170 3,860
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 5,130 6,428
Whitebox CLO, Ltd.
Series 2019-1A Class A1RR
5.639% due 07/24/36 (CME Term
SOFR 3 Month + 1.320%)(Ê)(Þ) 4,000 4,006
Series 2021-3A Class A1R
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.588% due 10/15/35 (CME Term
SOFR 3 Month + 1.270%)(Ê)(Þ) 4,700 4,708
161,458
Mortgage-Backed Securities - 42.6%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.732% due 12/05/38 (~)(Ê)(Þ) 5,000 5,415
Angel Oak Mortgage Trust
Series 2022-3 Class A1
4.000% due 01/25/67 (Þ) 3,576 3,463
Series 2022-3 Class A3
4.120% due 01/25/67 (~)(Ê)(Þ) 1,120 1,042
ARES Commercial Mortgage Trust
Series 2024-IND2 Class A
5.593% due 10/15/34 (CME Term
SOFR 1 Month + 1.443%)(Ê)(Þ) 5,000 5,002
Bank Commercial Mortgage Pass-
Through Certificates
Series 2025-5YR15 Class XA
Interest Only STRIPS
1.439% due 07/15/58 7,372 368
Barclays Commercial Mortgage Trust
Series 2019-C5 Class C
3.710% due 11/15/52 2,172 1,925
Series 2023-C19 Class XA
Interest Only STRIPS
0.989% due 04/15/56 (~)(Ê) 40,820 1,318
Series 2024-5C31 Class XA
Interest Only STRIPS
1.281% due 12/15/57 (~)(Ê) 22,754 888
Series 2025-5C33 Class XA
Interest Only STRIPS
1.039% due 03/15/58 (~)(Ê) 25,044 776
Benchmark Mortgage Trust
Series 2024-V12 Class XA
Interest Only STRIPS
1.068% due 12/15/57 (~)(Ê) 26,577 831
Series 2025-V15 Class XA
Interest Only STRIPS
1.350% due 06/15/58 (~)(Ê) 35,344 1,628
BMO Mortgage Trust
Series 2024-5C8 Class XA
Interest Only STRIPS
1.240% due 12/15/57 (~)(Ê) 27,858 1,049
BRAVO Residential Funding Trust
Series 2023-NQM4 Class A1
6.435% due 05/25/63 (~)(Ê)(Þ) 5,507 5,541
Series 2023-NQM6 Class A1
6.602% due 09/25/63 (~)(Ê)(Þ) 1,670 1,680
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 2,992 3,025
Series 2024-NQM5 Class A1
5.803% due 06/25/64 (~)(Ê)(Þ) 5,502 5,559
BX Commercial Mortgage Trust
Series 2021-PAC Class A
4.954% due 10/15/36 (CME Term
SOFR 1 Month + 0.804%)(Ê)(Þ) 5,000 4,987
Series 2021-VOLT Class A

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 55
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.965% due 09/15/36 (CME Term
SOFR 1 Month + 0.814%)(Ê)(Þ) 4,844 4,830
Series 2021-XL2 Class A
4.953% due 10/15/38 (CME Term
SOFR 1 Month + 0.803%)(Ê)(Þ) 1,333 1,332
Series 2023-XL3 Class A
5.912% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 3,580 3,582
BX Trust
Series 2021-ARIA Class A
5.164% due 10/15/36 (CME Term
SOFR 1 Month + 1.014%)(Ê)(Þ) 5,000 4,997
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
5.656% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,396 1,396
Series 2025-7 Class A11
5.756% due 05/25/56 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 859 861
Series 2025-10 Class A11
5.669% due 07/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 884 884
Citigroup Mortgage Loan Trust
Series 2025-4 Class A28
5.615% due 10/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 2,819 2,819
COLT Mortgage Loan Trust
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 4,905 4,945
COMM Mortgage Trust
Series 2014-CR14 Class B
3.792% due 02/10/47 (~)(Ê) 1,412 1,385
Series 2015-CR22 Class B
3.926% due 03/10/48 (~)(Ê) 1,738 1,679
Series 2015-LC19 Class C
4.200% due 02/10/48 (~)(Ê) 1,000 958
CoreVest American Finance, Ltd.
Series 2025-RRTL1 Class A1
5.684% due 05/28/40 (~)(Ê)(Þ) 640 645
Cross Mortgage Trust
Series 2024-H1 Class A1
6.085% due 12/25/68 (~)(Ê)(Þ) 1,267 1,279
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class B
4.208% due 06/15/57 (~)(Ê) 1,649 1,590
Ellington Financial Mortgage Trust
Series 2025-NQM4 Class A1F
5.556% due 09/25/70 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,127 2,127
Fannie Mae
2.000% due 2042 19,990 17,405
2.000% due 2046 13,622 11,076
1.500% due 2051 2,960 2,278
2.500% due 2051 12,813 10,863
3.000% due 2052 36,901 33,079
5.500% due 2052 5,119 5,230
4.500% due 2053 4,805 4,695
6.000% due 2054 19,761 20,243
4.500% due
20
55 17,000 16,490
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
15 Year TBA(Ï)
1.500% 4,000 3,580
2.000% 6,000 5,517
2.500% 4,000 3,761
30 Year TBA(Ï)
2.000% 20,250 16,321
2.500% 42,000 35,384
3.000% 4,000 3,513
3.500% 28,000 25,588
4.000% 18,000 16,964
5.000% 31,000 30,743
5.500% 48,000 48,404
6.000% 40,000 40,866
6.500% 5,000 5,167
Series 2024-440 Class C50
Interest Only STRIPS
4.500% due 10/25/53 9,187 2,057
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C07 Class 2M2
8.821% due 05/25/29 (USD 1 Month
SOFR + 4.350%)(Ê) 748 772
Series 2022-R02 Class 2M1
5.556% due 01/25/42 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,166 1,166
Series 2023-R01 Class 1M1
6.756% due 12/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,989 2,032
Series 2023-R02 Class 1M1
6.656% due 01/25/43 (SOFR 30 Day
Average + 2.300%)(Ê)(Þ) 435 444
Series 2023-R06 Class 1M2
7.056% due 07/25/43 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 4,000 4,130
Series 2025-R01 Class 1A1
5.306% due 01/25/45 (SOFR 30 Day
Average + 0.950%)(Ê)(Þ) 1,497 1,498
Series 2025-R01 Class 1M1
5.456% due 01/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,402 1,402
Series 2025-R02 Class 1A1
5.356% due 02/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,862 1,863
Series 2025-R04 Class 1A1
5.356% due 05/25/45 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,147 1,149
Series 2025-R04 Class 1M1
5.556% due 05/25/45 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 3,064 3,067
Fannie Mae REMICS
Series 2024-22 Class FG
5.556% due 05/25/54 (SOFR 30 Day
Average + 1.200%)(Ê) 7,882 7,901
Series 2024-39 Class DF
5.456% due 06/25/54 (SOFR 30 Day
Average + 1.100%)(Ê) 7,512 7,521
Series 2024-98 Class FA
5.506% due 12/25/53 (SOFR 30 Day
Average + 1.150%)(Ê) 3,731 3,740
Series 2024-105 Class KF

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Venerable Strategic Bond Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.356% due 01/25/55 (SOFR 30 Day
Average + 1.000%)(Ê) 6,271 6,264
Series 2025-41 Class FA
5.506% due 06/25/54 (~)(Ê) 4,565 4,577
Series 2025-55 Class FG
5.456% due 07/25/55 (SOFR 30 Day
Average + 1.100%)(Ê) 7,426 7,433
Freddie Mac
2.000% due 2051 47,990 38,920
2.500% due 2051 16,979 14,555
Freddie Mac REMICS
Series 2024-5420 Class CF
5.306% due 06/25/54 (SOFR 30 Day
Average + 0.950%)(Ê) 3,244 3,253
Series 2025-5510 Class FK
5.456% due 02/25/55 (SOFR 30 Day
Average + 1.100%)(Ê) 7,486 7,494
Series 2025-5517 Class FH
5.506% due 03/25/55 (SOFR 30 Day
Average + 1.150%)(Ê) 7,067 7,086
Freddie Mac STACR REMIC Trust
Series 2021-DNA7 Class M1
5.206% due 11/25/41 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 1,484 1,483
Series 2024-DNA3 Class M2
5.806% due 10/25/44 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 920 921
Series 2025-DNA2 Class A1
5.456% due 05/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 1,672 1,675
Series 2025-DNA3 Class M1
5.470% due 09/25/45 (SOFR 30 Day
Average + 1.100%)(Ê)(Þ) 3,312 3,312
Ginnie Mae II
2.000% due 2051 15,359 12,714
2.500% due 2052 9,346 7,921
3.000% due 2053 10,774 9,675
3.500% due 2053 13,085 12,080
5.500% due 2053 8,760 8,971
6.000% due 2053 5,104 5,275
4.500% due 2054 17,437 16,937
30 Year TBA(Ï)
2.000% 4,000 3,308
2.500% 11,000 9,465
3.000% 1,000 893
3.500% 3,000 2,735
4.000% 11,000 10,343
5.000% 12,000 11,935
5.500% 2,000 2,015
6.000% 16,000 16,274
6.500% 3,000 3,081
Government National Mortgage
Association
Series 2024-151 Class FH
5.419% due 09/20/54 (SOFR 30 Day
Average + 1.030%)(Ê) 4,884 4,883
GS Mortgage Securities Trust
Series 2014-GC24 Class AS
4.162% due 09/10/47 (~)(Ê) 1,569 1,523
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
HOMES Trust
Series 2024-NQM1 Class A1
5.915% due 07/25/69 (~)(Ê)(Þ) 1,121 1,132
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2016-JP3 Class AS
3.144% due 08/15/49 1,750 1,685
Series 2016-JP3 Class B
3.397% due 08/15/49 (~)(Ê) 2,693 2,508
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C23 Class B
4.688% due 09/15/47 (~)(Ê) 1,692 1,650
JPMorgan Mortgage Trust
Series 2024-CES1 Class A1A
5.919% due 06/25/54 (~)(Ê)(Þ) 825 831
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 6,970 7,021
LHOME Mortgage Trust
Series 2025-RTL2 Class A1
5.612% due 04/25/40 (~)(Ê)(Þ) 1,024 1,034
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10 Class B
4.085% due 07/15/46 (~)(Ê) 1,311 1,185
Series 2015-C27 Class AS
4.068% due 12/15/47 1,305 1,288
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-INV2 Class A1
6.500% due 02/25/54 (~)(Ê)(Þ) 2,778 2,824
NJ Trust
Series 2023-GSP Class A
6.697% due 01/06/29 (~)(Ê)(Þ) 5,000 5,247
OBX Trust
Series 2023-NQM4 Class A1
6.113% due 03/25/63 (~)(Ê)(Þ) 1,049 1,052
Series 2024-NQM3 Class A1
6.129% due 12/25/63 (~)(Ê)(Þ) 2,502 2,529
Series 2024-NQM8 Class A1
6.233% due 05/25/64 (~)(Ê)(Þ) 4,689 4,741
Series 2024-NQM13 Class A1
5.116% due 06/25/64 (Þ) 2,581 2,581
Series 2025-J2 Class AF
5.656% due 09/25/55 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,199 1,199
Onity Loan Investment Trust
Series 2025-HB1 Class A
3.000% due 06/25/38 (~)(Ê)(Þ) 1,303 1,272
ONNI Commercial Mortgage Trust
Series 2024-APT Class A
5.753% due 07/15/39 (~)(Ê)(Þ) 4,460 4,561
PRKCM Trust
Series 2024-AFC1 Class A1
6.333% due 03/25/59 (~)(Ê)(Þ) 5,529 5,584
RCKT Mortgage Trust
Series 2024-INV1 Class A1
6.500% due 06/25/54 (~)(Ê)(Þ) 1,210 1,235
SG Capital Partners LLC
Series 2022-1 Class A1

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 57
.
.
.
.
.
.
.
.
.
.
.
.
.
.
.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.166% due 03/27/62 (~)(Ê)(Þ) 1,300 1,219
SMRT Trust
Series 2022-MINI Class A
5.151% due 01/15/39 (CME Term
SOFR 1 Month + 1.000%)(Ê)(Þ) 5,000 4,987
Station Place Securitization Trust
Series 2025-1 Class A
5.223% due 07/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Š)(Þ) 5,911 5,954
Series 2025-3 Class A
5.057% due 09/23/26 (CME Term
SOFR 1 Month + 0.900%)(Ê)(Þ) 5,890 5,890
Sunway Real Estate Investment Trust
Series 2021-PALM Class A
4.855% due 10/15/34 (CME Term
SOFR 1 Month + 0.704%)(Ê)(Þ) 5,000 4,983
Toorak Mortgage Trust
Series 2025-RRTL1 Class A1
5.524% due 02/25/40 (~)(Ê)(Þ) 680 684
Verus Securitization Trust
Series 2023-3 Class A1
5.930% due 03/25/68 (~)(Ê)(Þ) 1,105 1,107
Series 2023-6 Class A1
6.665% due 09/25/68 (~)(Ê)(Þ) 969 981
Series 2024-4 Class A1
6.218% due 06/25/69 (~)(Ê)(Þ) 2,991 3,018
Wells Fargo Commercial Mortgage
Trust
Series 2015-C31 Class B
4.482% due 11/15/48 (~)(Ê) 900 894
Series 2016-C32 Class B
4.853% due 01/15/59 (~)(Ê) 2,973 2,948
Series 2024-C63 Class A5
5.309% due 08/15/57 5,000 5,175
WFRBS Commercial Mortgage Trust
Series 2014-C23 Class B
4.440% due 10/15/57 (~)(Ê) 1,133 1,096
802,811
United States Government Treasuries - 32.9%
United States Treasury Notes
4.875% due 04/30/26 19,460 19,576
0.500% due 08/31/27 100,120 94,379
3.625% due 08/31/29 98,760 98,528
3.875% due 06/30/30 26,600 26,764
3.625% due 08/31/30 49,250 49,004
4.125% due 02/29/32 27,110 27,478
4.000% due 04/30/32 51,600 51,906
3.875% due 08/15/34 2,320 2,285
4.250% due 11/15/34 116,640 117,989
1.125% due 05/15/40 120 76
4.125% due 08/15/44 11,840 10,991
2.875% due 08/15/45 94,770 71,996
4.875% due 08/15/45 10,230 10,459
1.625% due 11/15/50 15,300 8,209
4.750% due 08/15/55 30,720 30,830
620,470
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Total Long-Term Fixed
Income Investments
(cost $2,138,172) 2,136,969
Short-Term Investments - 2.3%
Agree, LP
4.001% due 10/15/25 (Þ)(ž) 5,000 4,992
Kinder Morgan, Inc.
4.271% due 10/01/25 (Þ)(ž) 10,000 9,999
H2
Number of
Shares
H2
State Street Institutional Liquid
Reserves Fund 27,855,297 27,855
Total Short-Term Investments
(cost $42,847) 42,846
Total Investments - 115.7%
(cost $2,181,019) 2,179,815
Other Assets net of
Liabilities - (15.7)%
(295,741)
Net Assets - 100.0%
1,884,074

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Venerable Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
United States 5 Year Treasury Note Futures 3,892 USD 424,988 12/31/2025
278
United States 10 Year Ultra Treasury Note Futures 955 USD 109,900 12/19/2025
163
United States Treasury Ultra Bond Futures 483 USD 57,990 12/19/2025 (2)
Contracts to Sell
United States 2 Year Treasury Note Futures 748 USD 155,882 12/31/2025
(94)
United States 10 Year Treasury Note Futures 3,943 USD 443,588 12/19/2025
(199)
United States Treasury Long Bond Futures 201 USD 23,435 12/19/2025 125
Total Futures Contracts (å) 271
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 63,629 $ 863 $ 64,492
Corporate Bonds and Notes — 487,738 — 487,738
International Debt — 161,458 — 161,458
Mortgage-Backed Securities — 796,857 5,954 802,811
United States Government Treasuries — 620,470 — 620,470
Short-Term Investments 27,855 14,991 — 42,846
Total Investments
27,855 2,145,143 6,817 2,179,815
Derivatives
Assets
Futures Contracts 566 — — 566
Liabilities
Futures Contracts (295) — — (295)
Total Derivatives
*
$ 271 $ — $ — $ 271
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended September 30, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of September 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
4,136 0.2
Bermuda .............................................................................................
2,058 0.1
Canada ................................................................................................
3,997 0.2
Cayman Islands ..................................................................................
57,831 3.1
Denmark .............................................................................................
2,002 0.1

Venerable Variable Insurance Trust
Venerable Strategic Bond Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Strategic Bond Fund 59
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
France .................................................................................................
12,069 0.6
Ireland ................................................................................................
10,650 0.6
Italy ....................................................................................................
2,101 0.1
Jersey ..................................................................................................
20,150 1.1
Netherlands ........................................................................................
2,189 0.1
Norway ...............................................................................................
2,233 0.1
South Africa .......................................................................................
802 0.1
Spain ..................................................................................................
8,152 0.4
Switzerland ........................................................................................
16,609 0.9
United Kingdom .................................................................................
16,479 0.9
United States ......................................................................................
2,018,357 107.1
Total Investments ............................................................................... 2,179,815

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.8%
Consumer Discretionary - 13.7%
Amazon.com, Inc.(Æ) 809,285 177,696
AutoZone, Inc.(Æ) 1,397 5,993
Axon Enterprise, Inc.(Æ) 6,283 4,509
Best Buy Co., Inc. 16,317 1,234
CarMax, Inc.(Æ) 13,374 600
Carnival Corp.(Æ) 88,942 2,571
Charter Communications, Inc. Class A(Æ) 7,750 2,132
Chipotle Mexican Grill, Inc. Class A(Æ) 111,897 4,385
Comcast Corp. Class A 302,574 9,507
Costco Wholesale Corp. 36,970 34,221
Darden Restaurants, Inc. 9,915 1,887
Deckers Outdoor Corp.(Æ) 12,855 1,303
Dollar General Corp. 18,630 1,925
Dollar Tree, Inc.(Æ) 16,794 1,585
Domino's Pizza, Inc. 2,605 1,125
DR Horton, Inc. 23,510 3,984
eBay, Inc. 38,133 3,468
Expedia Group, Inc. 9,861 2,108
FactSet Research Systems, Inc. 3,215 921
Ford Motor Co. 326,206 3,901
Fox Corp. Class A 18,251 1,151
Fox Corp. Class B 11,500 659
Garmin, Ltd. 13,098 3,225
General Motors Co. 79,451 4,844
Genuine Parts Co. 11,756 1,629
Hasbro, Inc. 11,445 868
Hilton Worldwide Holdings, Inc. 19,627 5,092
Home Depot, Inc. (The) 82,942 33,607
Hubbell, Inc. Class B 4,553 1,959
Interpublic Group of Cos., Inc. (The) 32,160 898
Las Vegas Sands Corp. 25,751 1,385
Lennar Corp. Class A 18,994 2,394
Live Nation Entertainment, Inc.(Æ) 13,349 2,181
Lowe's Cos., Inc. 46,781 11,757
Lululemon Athletica , Inc.(Æ) 9,101 1,619
Marriott International, Inc. Class A 18,793 4,894
McDonald's Corp. 59,244 18,004
MGM Resorts International(Æ) 17,645 612
Netflix, Inc. Class B(Æ) 35,411 42,456
News Corp. Class A 31,949 981
News Corp. Class B 9,439 326
NIKE, Inc. Class B 98,694 6,882
Norwegian Cruise Line Holdings, Ltd.(Æ) 37,851 932
NVR, Inc.(Æ) 248 1,993
Omnicom Group, Inc. 16,526 1,347
O'Reilly Automotive, Inc.(Æ) 70,814 7,634
Paramount Skydance Corp. Class B 25,939 491
PulteGroup, Inc. 16,465 2,176
Ralph Lauren Corp. Class A 3,229 1,012
Ross Stores, Inc. 27,285 4,158
Royal Caribbean Cruises, Ltd. 21,245 6,874
RTX Corp. 111,121 18,594
Starbucks Corp. 94,846 8,024
Tapestry, Inc. 17,368 1,966
Target Corp. 38,484 3,452
Tesla, Inc.(Æ) 233,927 104,033
TJX Cos., Inc. (The) 93,003 13,443
TKO Group Holdings, Inc. 5,678 1,147
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tractor Supply Co. 45,216 2,571
Ulta Beauty, Inc.(Æ) 3,748 2,049
Walmart, Inc. 365,353 37,653
Walt Disney Co. (The) 149,285 17,093
Warner Bros. Discovery, Inc.(Æ) 203,636 3,977
Williams-Sonoma, Inc. 10,413 2,035
Wynn Resorts, Ltd. 7,452 956
Yum! Brands, Inc. 23,544 3,579
659,667
Consumer Staples - 3.4%
Altria Group, Inc. 140,063 9,253
Archer-Daniels-Midland Co. 40,636 2,428
Brown-Forman Corp. Class B 15,881 430
Bunge, Ltd. 11,385 925
Campbell's Co. (The) 17,156 542
Church & Dwight Co., Inc. 20,330 1,782
Clorox Co. (The) 10,515 1,296
Coca-Cola Co. (The) 321,572 21,326
Colgate-Palmolive Co. 67,450 5,392
Conagra Brands, Inc. 41,622 762
Constellation Brands, Inc. Class A 11,906 1,603
CVS Health Corp. 105,849 7,980
Estee Lauder Cos., Inc. (The) Class A 20,151 1,776
General Mills, Inc. 44,633 2,250
Hershey Co. (The) 12,621 2,361
Hormel Foods Corp. 25,384 628
JM Smucker Co. (The) 9,205 1,000
Kellanova 22,773 1,868
Kenvue , Inc. 163,256 2,650
Keurig Dr Pepper, Inc. 115,480 2,946
Kimberly-Clark Corp. 28,087 3,492
Kraft Heinz Co. (The) 73,170 1,905
Kroger Co. (The) 50,779 3,423
McCormick & Co., Inc. 21,852 1,462
Molson Coors Beverage Co. Class B 14,992 678
Mondelez International, Inc. Class A 107,997 6,747
Monster Beverage Corp.(Æ) 59,705 4,019
PepsiCo, Inc. 114,117 16,027
Philip Morris International, Inc. 129,222 20,960
Procter & Gamble Co. (The) 194,480 29,881
Sysco Corp. 39,847 3,281
Tyson Foods, Inc. Class A 24,243 1,316
162,389
Energy - 2.9%
Baker Hughes Co. 82,298 4,010
Chevron Corp. 159,780 24,811
Coterra Energy, Inc. 64,393 1,523
Devon Energy Corp. 52,971 1,857
Diamondback Energy, Inc. 15,830 2,265
Eaton Corp. PLC 32,486 12,158
EOG Resources, Inc. 46,001 5,158
EQT Corp. 50,890 2,770
Exxon Mobil Corp. 355,404 40,071
First Solar, Inc.(Æ) 9,077 2,002
Halliburton Co. 72,818 1,791
Kinder Morgan, Inc. 164,385 4,654
Marathon Petroleum Corp. 25,371 4,890
Occidental Petroleum Corp. 60,449 2,856

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 61
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
ONEOK, Inc. 52,830 3,855
Phillips 66 33,724 4,587
Schlumberger NV 124,485 4,279
Targa Resources Corp. 17,958 3,009
Texas Pacific Land Corp. 1,630 1,522
Valero Energy Corp. 25,924 4,414
Williams Cos., Inc. (The) 101,907 6,456
138,938
Financial Services - 14.3%
Aflac, Inc. 40,171 4,487
Alexandria Real Estate Equities, Inc.(ö) 13,432 1,119
Allstate Corp. (The) 21,990 4,720
American Express Co. 45,250 15,030
American International Group, Inc. 46,185 3,627
American Tower Corp.(ö) 39,036 7,507
Ameriprise Financial, Inc. 7,867 3,865
Aon PLC Class A 17,994 6,416
Apollo Global Management, Inc. 38,052 5,071
Arch Capital Group, Ltd. 31,607 2,868
Arthur J Gallagher & Co. 21,394 6,627
Assurant, Inc. 4,422 958
AvalonBay Communities, Inc.(ö) 12,044 2,327
Bank of America Corp. 564,655 29,131
Bank of New York Mellon Corp. (The) 58,793 6,406
Berkshire Hathaway, Inc. Class B(Æ) 152,906 76,871
BlackRock, Inc. 12,006 13,997
Blackstone, Inc. Class A 61,800 10,559
Brown & Brown, Inc. 23,735 2,226
BXP, Inc.(ö) 12,337 917
Camden Property Trust(ö) 9,231 986
Capital One Financial Corp. 53,312 11,333
Cboe Global Markets, Inc. 8,869 2,175
CBRE Group, Inc. Class A(Æ) 24,459 3,854
Charles Schwab Corp. (The) 142,246 13,580
Chubb, Ltd. 30,911 8,725
Cincinnati Financial Corp. 13,234 2,092
Citigroup, Inc. 153,485 15,579
Citizens Financial Group, Inc. 36,730 1,953
CME Group, Inc. Class A 30,042 8,117
Coinbase Global, Inc. Class A(Æ) 18,576 6,269
Crown Castle, Inc.(ö) 36,831 3,554
Digital Realty Trust, Inc.(ö) 26,920 4,654
Equinix , Inc.(ö) 8,161 6,392
Equity Residential(ö) 28,963 1,875
Erie Indemnity Co. Class A 2,175 692
Essex Property Trust, Inc.(ö) 5,564 1,489
Everest Re Group, Ltd. 3,604 1,262
Extra Space Storage, Inc.(ö) 18,046 2,543
Federal Realty Investment Trust(ö) 6,684 677
Fifth Third Bancorp 56,526 2,518
Franklin Resources, Inc. 27,028 625
Globe Life, Inc. 6,991 1,000
Goldman Sachs Group, Inc. (The) 25,130 20,012
Hartford Insurance Group, Inc. (The) 23,464 3,130
Healthpeak Properties, Inc.(ö) 59,268 1,135
Host Hotels & Resorts, Inc.(ö) 53,359 908
Huntington Bancshares, Inc. 123,365 2,131
Interactive Brokers Group, Inc. Class A 36,904 2,539
Intercontinental Exchange, Inc. 47,720 8,040
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Invesco, Ltd. 39,054 896
Invitation Homes, Inc.(ö) 47,063 1,380
Iron Mountain, Inc.(ö) 24,991 2,548
JPMorgan Chase & Co. 229,232 72,306
KeyCorp 77,779 1,454
Kimco Realty Corp.(ö) 57,299 1,252
KKR & Co., Inc. Class A 57,559 7,480
Loews Corp. 14,194 1,425
M&T Bank Corp. 13,041 2,577
Marsh & McLennan Cos., Inc. 40,984 8,260
Mastercard , Inc. Class A 68,604 39,023
MetLife, Inc. 46,617 3,840
Mid-America Apartment Communities, Inc.
(ö) 9,915 1,385
Morgan Stanley 101,140 16,077
Nasdaq, Inc. 37,236 3,294
Northern Trust Corp. 15,946 2,146
PNC Financial Services Group, Inc. (The) 32,840 6,599
Principal Financial Group, Inc. 16,913 1,402
Progressive Corp. (The) 48,869 12,068
Prologis, Inc.(ö) 77,368 8,860
Prudential Financial, Inc. 29,376 3,047
Public Storage(ö) 13,373 3,863
Raymond James Financial, Inc. 14,809 2,556
Realty Income Corp.(ö) 76,792 4,668
Regency Centers Corp.(ö) 14,117 1,029
Regions Financial Corp. 76,435 2,016
Robinhood Markets, Inc. Class A(Æ) 63,583 9,104
SBA Communications Corp.(ö) 9,101 1,760
Simon Property Group, Inc.(ö) 26,092 4,897
State Street Corp. 23,675 2,747
Synchrony Financial 31,049 2,206
T Rowe Price Group, Inc. 18,731 1,923
Travelers Cos., Inc. (The) 18,786 5,245
Truist Financial Corp. 107,494 4,915
UDR, Inc.(ö) 26,264 979
US Bancorp 129,864 6,276
Ventas, Inc.(ö) 38,165 2,671
VICI Properties, Inc.(ö) 89,856 2,930
Visa, Inc. Class A 141,610 48,343
W.R. Berkley Corp. 25,384 1,945
Wells Fargo & Co. 265,923 22,290
Welltower , Inc.(ö) 54,958 9,790
Weyerhaeuser Co.(ö) 61,431 1,523
Willis Towers Watson PLC 8,135 2,810
688,373
Health Care - 8.5%
Abbott Laboratories 144,465 19,350
AbbVie, Inc. 147,245 34,093
Agilent Technologies, Inc. 23,706 3,043
Align Technology, Inc.(Æ) 5,799 726
Amgen, Inc. 44,864 12,661
Baxter International, Inc. 43,465 990
Becton Dickinson & Co. 23,919 4,477
Biogen, Inc.(Æ) 12,408 1,738
Bio- Techne Corp. 13,748 765
Boston Scientific Corp.(Æ) 123,545 12,062
Bristol-Myers Squibb Co. 169,721 7,654
Cardinal Health, Inc. 20,217 3,173

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cencora , Inc. Class A 15,932 4,979
Centene Corp.(Æ) 38,936 1,389
Charles River Laboratories International,
Inc.(Æ) 4,190 656
Cigna Group (The) 22,276 6,421
Cooper Cos, Inc. (The)(Æ) 16,932 1,161
Danaher Corp. 53,159 10,539
DaVita, Inc.(Æ) 2,984 396
DexCom , Inc.(Æ) 33,344 2,244
Edwards Lifesciences Corp.(Æ) 48,994 3,810
Elevance Health, Inc. 18,792 6,072
Eli Lilly & Co. 66,269 50,562
GE HealthCare Technologies, Inc. 38,933 2,924
Gilead Sciences, Inc. 103,412 11,479
HCA Healthcare, Inc. 13,460 5,737
Henry Schein, Inc.(Æ) 8,600 571
Hologic , Inc.(Æ) 18,997 1,282
Humana, Inc. 10,208 2,656
IDEXX Laboratories, Inc.(Æ) 6,672 4,263
Incyte Corp.(Æ) 13,892 1,178
Insulet Corp.(Æ) 5,955 1,838
Intuitive Surgical, Inc.(Æ) 29,870 13,359
IQVIA Holdings, Inc.(Æ) 13,975 2,654
Johnson & Johnson 200,770 37,227
Labcorp Holdings, Inc. 7,090 2,035
McKesson Corp. 10,380 8,019
Medtronic PLC 106,818 10,173
Merck & Co., Inc. 207,357 17,403
Moderna , Inc.(Æ) 29,325 757
Molina Healthcare, Inc.(Æ) 4,591 879
Pfizer, Inc. 473,973 12,077
Quest Diagnostics, Inc. 9,617 1,833
Regeneron Pharmaceuticals, Inc. 8,486 4,771
ResMed , Inc. 12,419 3,399
Revvity , Inc. 10,059 882
Solventum Corp.(Æ) 11,941 872
STERIS PLC 8,322 2,059
Stryker Corp. 28,684 10,604
Thermo Fisher Scientific, Inc. 31,480 15,268
UnitedHealth Group, Inc. 75,186 25,962
Universal Health Services, Inc. Class B 4,845 991
Vertex Pharmaceuticals, Inc.(Æ) 21,380 8,373
Viatris , Inc. 99,378 984
Waters Corp.(Æ) 5,139 1,541
West Pharmaceutical Services, Inc. 6,086 1,597
Zimmer Biomet Holdings, Inc. 16,758 1,651
Zoetis, Inc. Class A 36,984 5,411
411,670
Materials and Processing - 2.9%
Air Products and Chemicals, Inc. 18,573 5,065
Albemarle Corp. 10,255 831
Amcor PLC 194,597 1,592
Ball Corp. 22,711 1,145
Builders FirstSource , Inc.(Æ) 9,584 1,162
Carrier Global Corp. 67,530 4,032
CF Industries Holdings, Inc. 14,061 1,261
Copart , Inc.(Æ) 74,751 3,362
Dow, Inc. 59,889 1,373
DuPont de Nemours, Inc. 35,447 2,761
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Eastman Chemical Co. 9,969 629
Ecolab, Inc. 21,456 5,876
Fastenal Co. 95,764 4,696
Freeport-McMoRan, Inc. 119,815 4,699
General Electric Co. 88,034 26,483
International Flavors & Fragrances, Inc. 22,118 1,361
International Paper Co. 45,045 2,090
Johnson Controls International PLC 54,604 6,004
Lennox International, Inc. 2,706 1,432
Linde PLC 38,915 18,485
LKQ Corp. 22,618 691
LyondellBasell Industries NV Class A 22,127 1,085
Martin Marietta Materials, Inc. 5,107 3,219
Masco Corp. 18,000 1,267
Mohawk Industries, Inc.(Æ) 4,520 583
Mosaic Co. (The) 27,688 960
Newmont Corp. 91,595 7,722
Nucor Corp. 19,545 2,647
Packaging Corp. of America 7,568 1,649
Pool Corp. 2,741 850
PPG Industries, Inc. 19,227 2,021
Sherwin-Williams Co. (The) 19,318 6,689
Smurfit WestRock PLC 42,004 1,788
Steel Dynamics, Inc. 11,769 1,641
Trane Technologies PLC 18,550 7,827
Vulcan Materials Co. 11,234 3,456
138,434
Producer Durables - 7.1%
3M Co. 44,448 6,897
AMETEK, Inc. 19,556 3,677
Amphenol Corp. Class A 101,840 12,603
AO Smith Corp. 9,846 723
Aptiv PLC(Æ) 18,166 1,566
Automatic Data Processing, Inc. 33,756 9,907
Avery Dennison Corp. 6,706 1,088
Block, Inc. Class A(Æ) 45,862 3,314
Boeing Co. (The)(Æ) 63,027 13,603
C.H. Robinson Worldwide, Inc. 10,050 1,331
Caterpillar, Inc. 38,891 18,556
Cintas Corp. 28,572 5,865
Corpay , Inc.(Æ) 6,050 1,743
CoStar Group, Inc.(Æ) 35,868 3,026
CSX Corp. 155,535 5,523
Cummins, Inc. 11,499 4,857
Deere & Co. 20,997 9,601
Delta Air Lines, Inc. 54,128 3,072
Dover Corp. 11,699 1,952
EMCOR Group, Inc. 3,679 2,390
Emerson Electric Co. 47,409 6,219
Equifax, Inc. 10,558 2,708
Expeditors International of Washington, Inc. 11,679 1,432
FedEx Corp. 18,093 4,267
Fortive Corp. 29,484 1,444
Gartner, Inc.(Æ) 6,321 1,662
GE Vernova , Inc. 22,710 13,964
Generac Holdings, Inc.(Æ) 5,144 861
General Dynamics Corp. 21,232 7,240
Global Payments, Inc. 20,657 1,716
Honeywell International, Inc. 52,981 11,153

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 63
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Howmet Aerospace, Inc. 33,641 6,601
Huntington Ingalls Industries, Inc. 3,416 984
IDEX Corp. 6,601 1,074
Illinois Tool Works, Inc. 22,114 5,766
Ingersoll Rand, Inc. 29,721 2,456
Jacobs Solutions, Inc. 10,307 1,545
JB Hunt Transport Services, Inc. 6,635 890
Keysight Technologies, Inc.(Æ) 14,695 2,570
L3Harris Technologies, Inc. 15,614 4,769
Lamb Weston Holdings, Inc. 12,400 720
Lockheed Martin Corp. 17,128 8,550
Mettler -Toledo International, Inc.(Æ) 1,759 2,159
Moody's Corp. 12,875 6,135
Nordson Corp. 4,683 1,063
Norfolk Southern Corp. 18,723 5,625
Northrop Grumman Corp. 11,232 6,844
Old Dominion Freight Line, Inc. 15,424 2,171
Otis Worldwide Corp. 33,430 3,057
PACCAR, Inc. 43,816 4,308
Parker-Hannifin Corp. 10,653 8,077
Paychex, Inc. 27,252 3,454
PayPal Holdings, Inc.(Æ) 79,645 5,341
Pentair PLC 13,936 1,544
Quanta Services, Inc. 12,435 5,153
Republic Services, Inc. Class A 16,936 3,886
Rockwell Automation, Inc. 9,547 3,337
Rollins, Inc. 23,809 1,399
S&P Global, Inc. 26,052 12,680
Snap-on, Inc. 4,429 1,535
Southwest Airlines Co. 43,783 1,397
Stanley Black & Decker, Inc. 13,456 1,000
Teledyne Technologies, Inc.(Æ) 3,969 2,326
Textron, Inc. 15,536 1,313
Trade Desk, Inc. (The) Class A(Æ) 38,062 1,865
TransDigm Group, Inc. 4,703 6,199
Trimble, Inc.(Æ) 20,457 1,670
Union Pacific Corp. 49,488 11,697
United Airlines, Inc.(Æ) 27,000 2,606
United Parcel Service, Inc. Class B 61,408 5,129
United Rentals, Inc. 5,364 5,121
Veralto Corp. 21,152 2,255
Verisk Analytics, Inc. Class A 11,846 2,979
W.W. Grainger, Inc. 3,703 3,529
Waste Management, Inc. 31,139 6,876
Westinghouse Air Brake Technologies Corp. 14,552 2,917
Xylem, Inc. 20,693 3,052
Zebra Technologies Corp. Class A(Æ) 4,306 1,280
340,864
Technology - 42.6%
Accenture PLC Class A 51,968 12,815
Adobe, Inc.(Æ) 35,389 12,483
Advanced Micro Devices, Inc.(Æ) 134,702 21,793
Airbnb, Inc. Class A(Æ) 35,799 4,347
Akamai Technologies, Inc.(Æ) 12,380 938
Allegion PLC 7,289 1,293
Alphabet, Inc. Class A 484,893 117,877
Alphabet, Inc. Class C 389,264 94,805
Analog Devices, Inc. 41,343 10,158
Apple, Inc. 1,238,348 315,321
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Applied Materials, Inc. 66,879 13,693
AppLovin Corp. Class A(Æ) 22,246 15,985
Arista Networks, Inc.(Æ) 85,918 12,519
Autodesk, Inc.(Æ) 17,848 5,670
Booking Holdings, Inc. 2,700 14,578
Broadcom, Inc. 392,052 129,342
Broadridge Financial Solutions, Inc. 10,018 2,386
Cadence Design Systems, Inc.(Æ) 22,699 7,973
CDW Corp. 10,930 1,741
Cisco Systems, Inc. 328,770 22,494
Cognizant Technology Solutions Corp.
Class A 40,739 2,732
Corning, Inc. 65,195 5,348
Corteva , Inc. 56,671 3,833
Crowdstrike Holdings, Inc. Class A(Æ) 20,767 10,184
Datadog , Inc. Class A(Æ) 27,059 3,853
Dayforce , Inc.(Æ) 13,543 933
Dell Technologies, Inc. Class C 25,475 3,612
DoorDash , Inc. Class A(Æ) 30,401 8,269
Electronic Arts, Inc. 18,782 3,788
EPAM Systems, Inc.(Æ) 4,944 746
F5, Inc.(Æ) 4,856 1,569
Fair Isaac Corp.(Æ) 2,004 2,999
Fidelity National Information Services, Inc. 43,593 2,875
Fiserv, Inc.(Æ) 45,317 5,843
Fortinet, Inc.(Æ) 54,011 4,541
Gen Digital, Inc. 46,552 1,322
GoDaddy , Inc. Class A(Æ) 11,554 1,581
Hewlett Packard Enterprise Co. 111,698 2,743
HP, Inc. 79,847 2,174
IBM Corp. 77,331 21,820
Intel Corp.(Æ) 365,221 12,253
Intuit, Inc. 23,237 15,869
Jabil, Inc. 9,128 1,982
Jack Henry & Associates, Inc. 6,351 946
KLA Corp. 10,990 11,854
Lam Research Corp. 105,496 14,126
Leidos Holdings, Inc. 10,707 2,023
Match Group, Inc. 21,566 762
Meta Platforms, Inc. Class A 180,786 132,766
Microchip Technology, Inc. 45,872 2,946
Micron Technology, Inc. 93,262 15,605
Microsoft Corp. 620,294 321,281
Monolithic Power Systems, Inc. 4,051 3,730
Motorola Solutions, Inc. 13,904 6,358
MSCI, Inc. Class A 6,554 3,719
NetApp, Inc. 16,693 1,977
NVIDIA Corp. 2,036,334 379,939
NXP Semiconductors NV 21,028 4,789
ON Semiconductor Corp.(Æ) 34,116 1,682
Oracle Corp. 137,563 38,688
Palantir Technologies, Inc. Class A(Æ) 188,730 34,428
Palo Alto Networks, Inc.(Æ) 55,729 11,348
Paycom Software, Inc. 4,210 876
PTC, Inc.(Æ) 10,223 2,075
QUALCOMM, Inc. 89,887 14,954
Roper Technologies, Inc. 8,976 4,476
Salesforce, Inc. 79,363 18,809
Seagate Technology Holdings PLC 17,966 4,241
ServiceNow , Inc.(Æ) 17,358 15,974

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Venerable Large Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Skyworks Solutions, Inc. 12,873 991
Super Micro Computer, Inc.(Æ) 41,827 2,005
Synopsys, Inc.(Æ) 15,420 7,608
Take-Two Interactive Software, Inc.(Æ) 14,324 3,701
TE Connectivity PLC 24,658 5,413
Teradyne, Inc. 13,265 1,826
Texas Instruments, Inc. 75,767 13,921
Tyler Technologies, Inc.(Æ) 3,710 1,941
Uber Technologies, Inc.(Æ) 173,159 16,964
VeriSign, Inc. 6,948 1,942
Western Digital Corp. 28,943 3,475
Workday, Inc. Class A(Æ) 18,019 4,338
2,053,577
Utilities - 3.4%
AES Corp. (The) 62,003 816
Alliant Energy Corp. 21,897 1,476
Ameren Corp. 22,893 2,390
American Electric Power Co., Inc. 44,623 5,020
American Water Works Co., Inc. 16,518 2,299
APA Corp. 31,052 754
AT&T, Inc. 593,589 16,764
Atmos Energy Corp. 13,551 2,314
CenterPoint Energy, Inc. 55,281 2,145
CMS Energy Corp. 25,337 1,856
ConocoPhillips 102,629 9,708
Consolidated Edison, Inc. 30,555 3,071
Constellation Energy Corp. 26,018 8,562
Dominion Energy, Inc. 71,219 4,356
DTE Energy Co. 17,577 2,486
Duke Energy Corp. 64,827 8,022
Edison International 32,832 1,815
Entergy Corp. 37,954 3,537
Evergy , Inc. 19,487 1,481
Eversource Energy 31,118 2,214
Exelon Corp. 85,081 3,829
Expand Energy Corp. 18,338 1,948
FirstEnergy Corp. 43,508 1,994
NextEra Energy, Inc. 171,697 12,961
NiSource, Inc. 39,869 1,726
NRG Energy, Inc. 16,142 2,614
PG&E Corp. 186,877 2,818
Pinnacle West Capital Corp. 10,207 915
PPL Corp. 62,610 2,327
Public Service Enterprise Group, Inc. 41,649 3,476
Sempra 54,449 4,899
Southern Co. (The) 91,799 8,700
T-Mobile US, Inc. 40,383 9,667
Verizon Communications, Inc. 351,492 15,449
Vistra Corp. 26,172 5,128
WEC Energy Group, Inc. 27,029 3,097
Xcel Energy, Inc. 49,045 3,955
166,589
Total Common Stocks
(cost $4,073,797) 4,760,501
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Short-Term Investments - 1.2%
State Street Institutional Liquid Reserves
Fund 59,033,372 59,033
Total Short-Term Investments
(cost $59,033) 59,033
Total Investments - 100.0%
(cost $4,132,830) 4,819,534
Other Assets net of Liabilities
- (0.0)%
(1,621)
Net Assets - 100.0%
4,817,913

Venerable Variable Insurance Trust
Venerable Large Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Large Cap Index Fund 65
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P 500 E-Mini Index Futures 175 USD 58,964 12/19/2025 293
Total Futures Contracts (å) 293
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 659,667 $ — $ — $ 659,667
Consumer Staples 162,389 — — 162,389
Energy 138,938 — — 138,938
Financial Services 688,373 — — 688,373
Health Care 411,670 — — 411,670
Materials and Processing 138,434 — — 138,434
Producer Durables 340,864 — — 340,864
Technology 2,053,577 — — 2,053,577
Utilities 166,589 — — 166,589
Short-Term Investments 59,033 — — 59,033
Total Investments
4,819,534 — — 4,819,534
Derivatives
Assets
Futures Contracts 293 — — 293
Total Derivatives
*
$ 293 $ — $ — $ 293
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Ireland ................................................................................................
12,815 0 .3
Jersey ..................................................................................................
1,566 — *
Netherlands ........................................................................................
4,789 0 .1
Switzerland ........................................................................................
5,413 0 .1
United States ......................................................................................
4,794,951 99 .5
Total Investments ............................................................................... 4,819,534
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 98.6%
Consumer Discretionary - 15.2%
Amer Sports, Inc.(Æ) 12,963 450
API Group Corp.(Æ) 32,015 1,100
AutoNation, Inc.(Æ) 2,387 522
Avis Budget Group, Inc.(Æ) 1,467 236
Axon Enterprise, Inc.(Æ) 6,602 4,738
Bath & Body Works, Inc. 18,500 477
Best Buy Co., Inc. 16,795 1,270
Birkenstock Holding PLC(Æ) 4,627 209
BJ's Wholesale Club Holdings, Inc.(Æ) 11,357 1,059
BorgWarner, Inc. 18,936 832
Boyd Gaming Corp. 5,048 436
Bright Horizons Family Solutions, Inc.(Æ) 4,939 536
Brunswick Corp. 5,691 360
Burlington Stores, Inc.(Æ) 5,598 1,425
Caesars Entertainment, Inc.(Æ) 17,934 485
CarMax, Inc.(Æ) 13,247 594
Carnival Corp.(Æ) 95,438 2,759
Carvana Co.(Æ) 11,668 4,402
Cava Group, Inc.(Æ) 8,671 524
Charter Communications, Inc. Class A(Æ) 7,783 2,141
Chewy, Inc. Class A(Æ) 18,174 735
Choice Hotels International, Inc. 2,350 251
Churchill Downs, Inc. 5,650 548
Columbia Sportswear Co. 2,260 118
Coupang, Inc.(Æ) 109,796 3,535
Crocs, Inc.(Æ) 4,724 395
Curtiss-Wright Corp. 3,348 1,818
Darden Restaurants, Inc. 10,408 1,981
Deckers Outdoor Corp.(Æ) 13,131 1,331
Dick's Sporting Goods, Inc. 5,499 1,222
Dillard's, Inc. Class A 256 157
Dollar General Corp. 19,575 2,023
Dollar Tree, Inc.(Æ) 17,652 1,666
Domino's Pizza, Inc. 2,762 1,192
DR Horton, Inc. 23,548 3,991
DraftKings, Inc. Class A(Æ) 42,776 1,600
Duolingo, Inc.(Æ) 3,266 1,051
Dutch Bros, Inc. Class A(Æ) 10,049 526
eBay, Inc. 40,715 3,703
Expedia Group, Inc. 10,684 2,284
FactSet Research Systems, Inc. 3,299 945
Ferguson Enterprises, Inc. 17,128 3,847
Five Below, Inc.(Æ) 4,678 724
Floor & Decor Holdings, Inc. Class A(Æ) 9,249 682
Flutter Entertainment PLC(Æ) 15,494 3,935
Ford Motor Co. 345,230 4,129
Fox Corp. Class A 18,751 1,182
Fox Corp. Class B 12,961 743
Freshpet, Inc.(Æ) 4,135 228
GameStop Corp. Class A(Æ) 35,607 971
Gap, Inc. (The) 19,990 428
Garmin, Ltd. 14,412 3,549
Genuine Parts Co. 12,356 1,713
Grand Canyon Education, Inc.(Æ) 2,418 531
Harley-Davidson, Inc. 9,689 270
Hasbro, Inc. 11,486 871
Hilton Worldwide Holdings, Inc. 20,431 5,301
Hubbell, Inc. Class B 4,766 2,051
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hyatt Hotels Corp. Class A 3,495 496
IAC, Inc.(Æ) 5,837 199
Interpublic Group of Cos., Inc. (The) 32,050 895
Karman Holdings Inc.(Æ) 2,342 169
Las Vegas Sands Corp. 27,833 1,497
Lear Corp. 4,636 466
Lennar Corp. Class A 19,844 2,501
Lennar Corp. Class B 829 99
Leonardo DRS, Inc. 6,571 298
Liberty Broadband Corp. Class A(Æ) 1,438 91
Liberty Broadband Corp. Class C(Æ) 9,728 618
Liberty Global, Ltd. Class A(Æ) 14,540 167
Liberty Global, Ltd. Class C(Æ) 12,177 143
Liberty Media Corp. Class A(Æ) 3,683 349
Liberty Media Corp. Class C(Æ) 22,636 2,335
Light & Wonder, Inc. Class A(Æ) 7,192 604
Lithia Motors, Inc. Class A 2,223 702
Live Nation Entertainment, Inc.(Æ) 13,974 2,283
Lucid Group, Inc.(Æ) 10,795 257
Lululemon Athletica, Inc.(Æ) 9,374 1,668
Macy's, Inc. 24,077 432
Madison Square Garden Sports Corp. Class
A(Æ) 1,399 318
Mattel, Inc.(Æ) 27,901 470
MGM Resorts International(Æ) 17,803 617
New York Times Co. (The) Class A 13,945 800
Newell Brands, Inc. 36,223 190
News Corp. Class A 32,898 1,010
News Corp. Class B 10,949 378
Nexstar Media Group, Inc. Class A 2,449 484
Norwegian Cruise Line Holdings, Ltd.(Æ) 38,433 947
nVent Electric PLC 14,509 1,431
NVR, Inc.(Æ) 244 1,960
Ollie's Bargain Outlet Holdings, Inc.(Æ) 5,319 683
Omnicom Group, Inc. 16,797 1,369
On Holding AG Class A(Æ) 19,141 811
Penn Entertainment, Inc.(Æ) 12,961 250
Penske Automotive Group, Inc. 1,607 279
Planet Fitness, Inc. Class A(Æ) 7,291 757
PulteGroup, Inc. 17,355 2,293
PVH Corp. 4,213 353
QXO, Inc.(Æ) 54,409 1,037
Ralph Lauren Corp. Class A 3,400 1,066
RB Global, Inc. 16,513 1,789
Restaurant Brands International, Inc. 28,824 1,849
RH(Æ) 1,327 270
Rivian Automotive, Inc. Class A(Æ) 67,349 989
Rocket Lab Corp.(Æ) 36,820 1,764
Ross Stores, Inc. 28,476 4,339
Royal Caribbean Cruises, Ltd. 22,430 7,258
Sensata Technologies Holding PLC 12,604 385
Service Corp. International 12,105 1,007
SharkNinja, Inc.(Æ) 7,377 761
Sirius Xm Holdings, Inc. 16,494 384
Somnigroup International, Inc. 18,010 1,519
Tapestry, Inc. 18,423 2,086
Texas Roadhouse, Inc. Class A 5,752 956
Thor Industries, Inc. 4,423 459
TKO Group Holdings, Inc. 5,973 1,206
Toll Brothers, Inc. 8,596 1,187

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 67
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tractor Supply Co. 46,917 2,668
Travel + Leisure Co. 5,459 325
Ulta Beauty, Inc.(Æ) 4,018 2,197
Under Armour, Inc. Class A(Æ) 16,409 82
Under Armour, Inc. Class C(Æ) 16,312 79
Vail Resorts, Inc. 3,116 466
Valvoline, Inc.(Æ) 11,042 397
VF Corp. 30,512 440
Viking Holdings, Ltd.(Æ) 15,413 958
Warner Bros. Discovery, Inc.(Æ) 205,804 4,019
Wayfair, Inc. Class A(Æ) 8,144 727
Wendy's Co. (The) 14,213 130
Whirlpool Corp. 4,661 366
Williams-Sonoma, Inc. 10,550 2,062
Wingstop, Inc. 2,414 608
Wyndham Hotels & Resorts, Inc. 6,596 527
Wynn Resorts, Ltd. 7,257 931
YETI Holdings, Inc.(Æ) 7,169 238
Yum! Brands, Inc. 24,650 3,747
Zillow Group, Inc.(Æ) 14,130 1,089
Zillow Group, Inc. Class A(Æ) 4,335 323
171,141
Consumer Staples - 4.3%
Albertsons Cos., Inc. Class A 35,988 630
Aramark Services, Inc. 22,934 881
Archer-Daniels-Midland Co. 42,205 2,521
BellRing Brands, Inc.(Æ) 11,028 401
Boston Beer Co., Inc. (The) Class A(Æ) 709 150
Brown-Forman Corp. Class A 3,789 102
Brown-Forman Corp. Class B 12,834 348
Bunge, Ltd. 11,999 975
Campbell's Co. (The) 16,848 532
Casey's General Stores, Inc. 3,289 1,859
Celsius Holdings, Inc.(Æ) 14,286 821
Church & Dwight Co., Inc. 21,941 1,923
Clorox Co. (The) 10,709 1,321
Coca-Cola Consolidated, Inc. 4,498 527
Conagra Brands, Inc. 41,356 757
Constellation Brands, Inc. Class A 12,876 1,734
Coty, Inc. Class A(Æ) 29,999 121
elf Beauty, Inc.(Æ) 4,758 630
Estee Lauder Cos., Inc. (The) Class A 20,821 1,835
Flowers Foods, Inc. 16,223 212
General Mills, Inc. 48,352 2,438
Hershey Co. (The) 12,864 2,406
Hormel Foods Corp. 25,134 622
Ingredion, Inc. 5,549 678
JM Smucker Co. (The) 9,005 978
Kellanova 24,749 2,030
Kenvue, Inc. 168,090 2,728
Kraft Heinz Co. (The) 76,035 1,980
Kroger Co. (The) 53,627 3,615
McCormick & Co., Inc. 22,558 1,509
Molson Coors Beverage Co. Class B 14,575 660
Performance Food Group Co.(Æ) 13,594 1,414
Pilgrim's Pride Corp. 3,594 146
Post Holdings, Inc.(Æ) 4,382 471
Primo Brands Corp. Class A 22,310 493
Reynolds Consumer Products, Inc. 4,737 116
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Seaboard Corp. 22 80
Smithfield Foods, Inc. 3,925 92
Sprouts Farmers Market, Inc.(Æ) 8,506 926
Sysco Corp. 42,907 3,533
Tyson Foods, Inc. Class A 24,312 1,320
US Foods Holding Corp.(Æ) 20,456 1,567
48,082
Energy - 4.9%
Antero Resources Corp.(Æ) 25,176 845
Baker Hughes Co. 87,692 4,272
Coterra Energy, Inc. 67,206 1,590
Devon Energy Corp. 55,399 1,942
Diamondback Energy, Inc. 16,823 2,407
Enphase Energy, Inc.(Æ) 11,060 391
EQT Corp. 54,928 2,990
First Solar, Inc.(Æ) 9,039 1,993
Halliburton Co. 76,375 1,879
HF Sinclair Corp. 13,880 727
Kinder Morgan, Inc. 172,184 4,875
Marathon Petroleum Corp. 27,080 5,219
Matador Resources Co. 10,148 456
NOV, Inc. 32,466 430
Occidental Petroleum Corp. 62,267 2,942
ONEOK, Inc. 55,262 4,033
Phillips 66 36,050 4,904
Range Resources Corp. 20,514 772
Targa Resources Corp. 18,999 3,183
TechnipFMC PLC 36,094 1,424
Texas Pacific Land Corp. 1,712 1,598
Valero Energy Corp. 27,604 4,700
Viper Energy, Inc. Class A 14,664 561
Weatherford International PLC 6,185 423
54,556
Financial Services - 20.4%
Affiliated Managers Group, Inc. 2,428 579
Affirm Holdings, Inc.(Æ) 23,867 1,744
AGNC Investment Corp.(ö) 92,645 907
Agree Realty Corp.(ö) 9,406 668
Air Lease Corp. Class A 9,050 576
Alexandria Real Estate Equities, Inc.(ö) 14,904 1,242
Allstate Corp. (The) 23,361 5,014
Ally Financial, Inc. 23,978 940
American Financial Group, Inc. 5,746 837
American Homes 4 Rent Class A(ö) 29,689 987
Americold Realty Trust, Inc.(ö) 24,773 303
Ameriprise Financial, Inc. 8,450 4,151
Annaly Capital Management, Inc.(ö) 57,197 1,156
Arch Capital Group, Ltd. 32,204 2,922
Ares Management Corp. Class A 16,615 2,657
Assurant, Inc. 4,404 954
Assured Guaranty, Ltd. 4,046 343
AvalonBay Communities, Inc.(ö) 12,571 2,428
Axis Capital Holdings, Ltd. 6,591 631
Bank of New York Mellon Corp. (The) 62,205 6,778
Bank OZK 9,274 473
Blue Owl Capital, Inc. 53,010 897
BOK Financial Corp. 1,941 216
Brighthouse Financial, Inc.(Æ) 4,966 264

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Brixmor Property Group, Inc.(ö) 26,454 732
Brown & Brown, Inc. 24,854 2,331
BXP, Inc.(ö) 13,763 1,023
Camden Property Trust(ö) 9,339 997
Carlyle Group, Inc. (The) 23,286 1,460
Cboe Global Markets, Inc. 9,332 2,289
CBRE Group, Inc. Class A(Æ) 26,295 4,143
Cincinnati Financial Corp. 13,715 2,168
Circle Internet Group, Inc.(Æ) 4,204 557
Citizens Financial Group, Inc. 38,756 2,060
Clarivate PLC(Æ) 30,762 118
CNA Financial Corp. 1,818 85
Coinbase Global, Inc. Class A(Æ) 18,593 6,275
Columbia Banking System, Inc. 25,715 662
Comerica, Inc. 11,342 777
Commerce Bancshares, Inc. 10,710 640
Corebridge Financial, Inc. 23,480 753
Cousins Properties, Inc.(ö) 14,499 420
Credit Acceptance Corp.(Æ) 394 184
Crown Castle, Inc.(ö) 38,368 3,702
CubeSmart(ö) 19,669 800
Cullen/Frost Bankers, Inc. 5,166 655
Digital Realty Trust, Inc.(ö) 29,861 5,162
East West Bancorp, Inc. 11,877 1,264
EastGroup Properties, Inc.(ö) 4,530 767
EPR Properties(ö) 6,483 376
Equitable Holdings, Inc. 26,576 1,350
Equity LifeStyle Properties, Inc. Class A(ö) 17,116 1,039
Equity Residential(ö) 33,741 2,184
Essex Property Trust, Inc.(ö) 5,677 1,520
Evercore, Inc. Class A 3,203 1,080
Everest Re Group, Ltd. 3,649 1,278
Extra Space Storage, Inc.(ö) 18,602 2,622
Federal Realty Investment Trust(ö) 7,392 749
Fidelity National Financial, Inc. 22,590 1,367
Fifth Third Bancorp 58,791 2,619
First American Financial Corp. 8,545 549
First Citizens BancShares, Inc. Class A 839 1,501
First Hawaiian, Inc. 10,880 270
First Horizon Corp. 43,686 988
First Industrial Realty Trust, Inc.(ö) 11,121 572
FNB Corp. 30,845 497
Franklin Resources, Inc. 26,709 618
Freedom Holding Corp.(Æ) 1,533 264
Gaming and Leisure Properties, Inc.(ö) 24,182 1,127
Globe Life, Inc. 7,205 1,030
Hamilton Lane, Inc. Class A 3,472 468
Hanover Insurance Group, Inc. (The) 3,112 565
Hartford Insurance Group, Inc. (The) 24,847 3,314
Healthcare Realty Trust, Inc.(ö) 28,513 514
Healthpeak Properties, Inc.(ö) 60,233 1,154
Highwoods Properties, Inc.(ö) 9,212 293
Host Hotels & Resorts, Inc.(ö) 59,588 1,014
Houlihan Lokey, Inc. Class A 4,700 965
Howard Hughes Holdings, Inc.(Æ) 2,688 221
Huntington Bancshares, Inc. 127,664 2,205
Invesco, Ltd. 31,624 725
Invitation Homes, Inc.(ö) 54,499 1,598
Iron Mountain, Inc.(ö) 25,906 2,641
Janus Henderson Group PLC 10,906 485
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Jefferies Financial Group, Inc. 13,305 870
Jones Lang LaSalle, Inc.(Æ) 4,099 1,223
Kemper Corp. 5,312 274
KeyCorp 84,243 1,575
Kilroy Realty Corp.(ö) 10,191 431
Kimco Realty Corp.(ö) 58,066 1,269
Kinsale Capital Group, Inc. 1,922 817
Lamar Advertising Co. Class A(ö) 7,614 932
Lazard, Inc. 8,135 429
Lincoln National Corp. 14,797 597
Lineage, Inc.(ö) 6,137 237
Loews Corp. 15,221 1,528
LPL Financial Holdings, Inc. 7,091 2,359
M&T Bank Corp. 13,845 2,736
Markel Group, Inc.(Æ) 1,103 2,108
Medical Properties Trust, Inc.(ö) 43,347 220
MGIC Investment Corp. 20,272 575
Mid-America Apartment Communities, Inc.
(ö) 10,356 1,447
Millrose Properties, Inc. Class A(ö) 10,409 350
Morningstar, Inc. 2,043 474
Mr. Cooper Group, Inc. 5,453 1,149
Nasdaq, Inc. 36,465 3,225
National Storage Affiliates Trust(ö) 6,118 185
NIQ Global Intelligence PLC(Æ) 4,240 67
NNN REIT, Inc.(ö) 16,248 692
Northern Trust Corp. 16,803 2,262
Old Republic International Corp. 19,858 843
Omega Healthcare Investors, Inc.(ö) 24,953 1,054
OneMain Holdings, Inc. 10,349 584
Park Hotels & Resorts, Inc.(ö) 17,063 189
Pinnacle Financial Partners, Inc. 6,634 622
Popular, Inc. 5,877 746
Primerica, Inc. 2,865 795
Principal Financial Group, Inc. 19,784 1,640
Prosperity Bancshares, Inc. 7,946 527
Prudential Financial, Inc. 31,361 3,253
Raymond James Financial, Inc. 16,144 2,786
Rayonier, Inc.(ö) 13,453 357
Realty Income Corp.(ö) 80,067 4,867
Regency Centers Corp.(ö) 15,697 1,144
Regions Financial Corp. 80,020 2,110
Reinsurance Group of America, Inc. Class A 5,731 1,101
RenaissanceRe Holdings, Ltd. 4,151 1,054
Rexford Industrial Realty, Inc.(ö) 20,593 847
Rithm Capital Corp.(ö) 45,973 524
RLI Corp. 7,109 464
Robinhood Markets, Inc. Class A(Æ) 65,350 9,357
Rocket Cos., Inc. Class A 22,379 434
Ryan Specialty Holdings, Inc. Class A 9,123 514
SBA Communications Corp.(ö) 9,563 1,849
SEI Investments Co. 9,038 767
Shift4 Payments, Inc. Class A(Æ) 5,767 446
Simon Property Group, Inc.(ö) 28,682 5,383
SLM Corp. 18,176 503
SoFi Technologies, Inc.(Æ) 100,003 2,642
SouthState Bank Corp. 8,715 862
STAG Industrial, Inc.(ö) 16,220 572
Starwood Property Trust, Inc.(ö) 29,724 576
State Street Corp. 25,028 2,904

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 69
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Stifel Financial Corp. 8,681 985
Sun Communities, Inc.(ö) 11,265 1,453
Synchrony Financial 33,058 2,349
Synovus Financial Corp. 12,049 591
T Rowe Price Group, Inc. 19,471 1,999
TFS Financial Corp. 4,553 60
TPG, Inc. 11,251 646
Tradeweb Markets, Inc. Class A 10,131 1,124
UDR, Inc.(ö) 28,707 1,070
Unum Group 15,038 1,170
UWM Holdings Corp. 13,633 83
Ventas, Inc.(ö) 40,001 2,800
VICI Properties, Inc.(ö) 93,253 3,041
Virtu Financial, Inc. Class A 7,010 249
Vornado Realty Trust(ö) 15,325 621
Voya Financial, Inc. 8,355 625
W.R. Berkley Corp. 25,661 1,966
Webster Financial Corp. 14,539 864
Western Alliance Bancorp 9,375 813
Western Union Co. (The) 28,687 229
Weyerhaeuser Co.(ö) 64,568 1,601
White Mountains Insurance Group, Ltd. 217 363
Willis Towers Watson PLC 8,612 2,975
Wintrust Financial Corp. 5,735 760
WP Carey, Inc.(ö) 18,835 1,273
XP, Inc. Class A 35,219 662
Zions Bancorp NA 12,601 713
228,885
Health Care - 9.0%
Acadia Healthcare Co., Inc.(Æ) 7,906 196
Agilent Technologies, Inc. 25,199 3,234
Align Technology, Inc.(Æ) 5,956 746
Alnylam Pharmaceuticals, Inc.(Æ) 11,037 5,033
Apellis Pharmaceuticals, Inc.(Æ) 9,368 212
Avantor, Inc.(Æ) 57,407 716
Baxter International, Inc. 44,513 1,014
Biogen, Inc.(Æ) 12,993 1,820
BioMarin Pharmaceutical, Inc.(Æ) 16,520 895
Bio-Rad Laboratories, Inc. Class A(Æ) 1,685 472
Bio-Techne Corp. 13,627 758
Bruker Corp. 8,976 292
Cardinal Health, Inc. 20,988 3,294
Caris Life Sciences, Inc.(Æ) 1,995 60
Cencora, Inc. Class A 16,210 5,066
Centene Corp.(Æ) 43,147 1,539
Certara, Inc.(Æ) 10,534 129
Charles River Laboratories International,
Inc.(Æ) 4,239 663
Chemed Corp. 1,248 559
Cooper Cos, Inc. (The)(Æ) 17,309 1,187
Corcept Therapeutics, Inc.(Æ) 8,167 679
DaVita, Inc.(Æ) 3,323 442
Dentsply Sirona, Inc. 17,303 220
DexCom, Inc.(Æ) 34,530 2,324
Doximity, Inc. Class A(Æ) 11,893 870
Elanco Animal Health, Inc.(Æ) 42,763 861
Encompass Health Corp. 8,656 1,099
Envista Holdings Corp.(Æ) 14,589 297
Exact Sciences Corp.(Æ) 16,186 886
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Exelixis, Inc.(Æ) 23,441 968
GE HealthCare Technologies, Inc. 40,488 3,041
Globus Medical, Inc. Class A(Æ) 9,744 558
Halozyme Therapeutics, Inc.(Æ) 10,648 781
Henry Schein, Inc.(Æ) 9,519 632
Hologic, Inc.(Æ) 19,384 1,308
Humana, Inc. 10,659 2,773
IDEXX Laboratories, Inc.(Æ) 7,123 4,551
Illumina, Inc.(Æ) 13,746 1,305
Incyte Corp.(Æ) 13,748 1,166
Insmed, Inc.(Æ) 16,435 2,367
Inspire Medical Systems, Inc.(Æ) 2,486 184
Insulet Corp.(Æ) 6,243 1,927
Ionis Pharmaceuticals, Inc.(Æ) 13,503 883
IQVIA Holdings, Inc.(Æ) 14,939 2,838
Jazz Pharmaceuticals PLC(Æ) 5,155 679
Labcorp Holdings, Inc. 7,443 2,137
Masimo Corp.(Æ) 3,916 578
Medpace Holdings, Inc.(Æ) 1,985 1,021
Moderna, Inc.(Æ) 30,823 796
Molina Healthcare, Inc.(Æ) 4,660 892
Natera, Inc.(Æ) 11,558 1,860
Neurocrine Biosciences, Inc.(Æ) 8,415 1,181
Organon & Co. 22,565 241
Penumbra, Inc.(Æ) 3,250 823
Perrigo Co. PLC 11,837 264
QIAGEN NV 18,520 827
Quest Diagnostics, Inc. 9,930 1,892
Repligen Corp.(Æ) 4,577 612
ResMed, Inc. 12,911 3,534
Revolution Medicines, Inc.(Æ) 15,060 703
Revvity, Inc. 10,440 915
Roivant Sciences, Ltd.(Æ) 32,921 498
Royalty Pharma PLC Class A 33,892 1,196
Sarepta Therapeutics, Inc.(Æ) 8,059 155
Solventum Corp.(Æ) 12,829 937
Sotera Health Co.(Æ) 15,145 238
STERIS PLC 8,746 2,164
Summit Therapeutics, Inc.(Æ) 10,150 210
Teleflex, Inc. 3,880 475
Tempus AI, Inc.(Æ) 7,152 577
Tenet Healthcare Corp.(Æ) 7,703 1,564
Ultragenyx Pharmaceutical, Inc.(Æ) 7,805 235
United Therapeutics Corp.(Æ) 3,860 1,618
Universal Health Services, Inc. Class B 4,784 978
Veeva Systems, Inc. Class A(Æ) 13,054 3,889
Viatris, Inc. 103,059 1,020
Viking Therapeutics, Inc.(Æ) 9,468 249
Waters Corp.(Æ) 5,305 1,591
West Pharmaceutical Services, Inc. 6,377 1,673
Zimmer Biomet Holdings, Inc. 17,642 1,738
100,805
Materials and Processing - 6.6%
AAON, Inc. 5,839 546
Acuity, Inc. 2,682 924
Advanced Drainage Systems, Inc. 6,139 851
Albemarle Corp. 10,211 828
Alcoa Corp. 22,453 738
Allegheny Technologies, Inc.(Æ) 12,154 989

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Amcor PLC 205,329 1,680
Anglogold Ashanti PLC 44,482 3,128
AptarGroup, Inc. 5,684 760
Armstrong World Industries, Inc. 3,736 732
Ashland, Inc. 4,065 195
Axalta Coating Systems, Ltd.(Æ) 18,961 543
Ball Corp. 24,541 1,237
Builders FirstSource, Inc.(Æ) 9,700 1,176
Carpenter Technology Corp. 4,181 1,027
Celanese Corp. Class A 9,696 408
CF Industries Holdings, Inc. 14,394 1,291
Cleveland-Cliffs, Inc.(Æ) 42,282 516
Core & Main, Inc. Class A(Æ) 16,495 888
Crown Holdings, Inc. 10,057 971
Darling Ingredients, Inc.(Æ) 13,589 419
Dow, Inc. 63,037 1,445
DuPont de Nemours, Inc. 36,961 2,879
Eagle Materials, Inc. 2,865 668
Eastman Chemical Co. 9,972 629
Element Solutions, Inc. 19,567 492
Fastenal Co. 101,623 4,984
FMC Corp. 10,782 363
Fortune Brands Innovations, Inc. 10,511 561
Graphic Packaging Holding Co. 25,877 506
Hayward Holdings, Inc.(Æ) 17,243 261
Huntsman Corp. 14,280 128
International Flavors & Fragrances, Inc. 22,823 1,404
International Paper Co. 46,713 2,167
ITT, Inc. 6,856 1,226
James Hardie Industries PLC(Æ) 12,703 244
Lennox International, Inc. 2,788 1,476
LKQ Corp. 22,549 689
Louisiana-Pacific Corp. 5,475 486
LyondellBasell Industries NV Class A 22,260 1,092
Martin Marietta Materials, Inc. 5,306 3,344
Masco Corp. 18,335 1,291
MDU Resources Group, Inc. 17,620 314
Mohawk Industries, Inc.(Æ) 4,457 575
Mosaic Co. (The) 27,418 951
MP Materials Corp.(Æ) 11,235 753
NewMarket Corp. 514 426
Nucor Corp. 20,281 2,747
Olin Corp. 9,977 249
Owens Corning 7,376 1,043
Packaging Corp. of America 7,867 1,714
Pool Corp. 3,122 968
PPG Industries, Inc. 20,247 2,128
Reliance, Inc. 4,587 1,288
Royal Gold, Inc. 5,708 1,145
RPM International, Inc. 11,046 1,302
Sealed Air Corp. 12,671 448
Silgan Holdings, Inc. 7,677 330
Simpson Manufacturing Co., Inc. 3,640 610
SiteOne Landscape Supply, Inc.(Æ) 3,840 495
Smurfit WestRock PLC 46,429 1,976
Sonoco Products Co. 8,555 369
Steel Dynamics, Inc. 12,505 1,744
Timken Co. (The) 5,435 409
Trex Co., Inc.(Æ) 9,272 479
Valmont Industries, Inc. 1,724 668
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Vulcan Materials Co. 11,691 3,596
Watsco, Inc. 3,024 1,223
Westlake Corp. 2,903 224
74,356
Producer Durables - 16.1%
ADT, Inc. 45,475 396
AECOM 11,788 1,538
AGCO Corp. 5,390 577
Alaska Air Group, Inc.(Æ) 10,142 505
Allison Transmission Holdings, Inc. Class A 7,380 626
American Airlines Group, Inc.(Æ) 56,668 637
AMETEK, Inc. 20,373 3,830
AO Smith Corp. 10,044 737
Applied Industrial Technologies, Inc. 3,311 864
Aptiv PLC(Æ) 19,209 1,656
Aurora Innovation, Inc.(Æ) 93,203 502
Avery Dennison Corp. 6,759 1,096
Block, Inc. Class A(Æ) 48,133 3,479
Booz Allen Hamilton Holding Corp. Class A 10,854 1,085
BWX Technologies, Inc. 8,123 1,498
C.H. Robinson Worldwide, Inc. 10,457 1,385
Carlisle Cos., Inc. 3,726 1,226
Clean Harbors, Inc.(Æ) 4,402 1,022
CNH Industrial NV 76,271 828
Comfort Systems USA, Inc. 3,072 2,535
Corpay, Inc.(Æ) 6,054 1,744
CoStar Group, Inc.(Æ) 36,932 3,116
Crane Co. 4,275 787
Cummins, Inc. 12,184 5,146
Delta Air Lines, Inc. 57,654 3,272
Donaldson Co., Inc. 10,349 847
Dover Corp. 12,079 2,015
EMCOR Group, Inc. 3,906 2,537
Equifax, Inc. 10,932 2,804
Esab Corp. 4,946 553
Euronet Worldwide, Inc.(Æ) 3,524 309
Everus Construction Group, Inc.(Æ) 4,420 379
ExlService Holdings, Inc.(Æ) 13,750 605
Expeditors International of Washington, Inc. 12,212 1,497
Flowserve Corp. 11,320 602
Fortive Corp. 30,244 1,482
FTAI Aviation, Ltd. 9,062 1,512
FTI Consulting, Inc.(Æ) 2,905 470
Gartner, Inc.(Æ) 6,674 1,754
Gates Industrial Corp. PLC(Æ) 22,033 547
Generac Holdings, Inc.(Æ) 5,074 849
Gentex Corp. 19,656 556
Global Payments, Inc. 21,751 1,807
Graco, Inc. 14,427 1,226
GXO Logistics, Inc.(Æ) 9,977 528
H&R Block, Inc. 11,522 583
HEICO Corp. 3,688 1,191
HEICO Corp. Class A 6,680 1,697
Hexcel Corp. 6,950 436
Howmet Aerospace, Inc. 35,499 6,966
Huntington Ingalls Industries, Inc. 3,389 976
IDEX Corp. 6,568 1,069
Ingersoll Rand, Inc. 35,636 2,944
Jacobs Solutions, Inc. 10,549 1,581

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 71
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
JB Hunt Transport Services, Inc. 6,935 930
Keysight Technologies, Inc.(Æ) 15,197 2,658
Kirby Corp.(Æ) 4,919 411
Knight-Swift Transportation Holdings, Inc. 13,679 540
L3Harris Technologies, Inc. 16,516 5,044
Lamb Weston Holdings, Inc. 11,838 688
Landstar System, Inc. 3,012 369
Lincoln Electric Holdings, Inc. 4,712 1,111
Littelfuse, Inc. 2,134 553
Loar Holdings, Inc.(Æ) 3,706 297
ManpowerGroup, Inc. 4,002 152
MarketAxess Holdings, Inc. 3,168 552
MasTec, Inc.(Æ) 5,404 1,150
Mettler-Toledo International, Inc.(Æ) 1,837 2,255
Middleby Corp. (The)(Æ) 4,381 582
MSA Safety, Inc. 3,213 553
MSC Industrial Direct Co., Inc. Class A 3,819 352
Mueller Industries, Inc. 9,423 953
Murphy USA, Inc. 1,563 607
Nordson Corp. 4,683 1,063
Old Dominion Freight Line, Inc. 16,444 2,315
Oshkosh Corp. 5,557 721
Otis Worldwide Corp. 34,947 3,195
Paychex, Inc. 28,528 3,616
Paylocity Holding Corp.(Æ) 3,916 624
Pentair PLC 14,569 1,614
Quanta Services, Inc. 13,038 5,403
QuantumScape Corp.(Æ) 35,815 441
Ralliant Corp. 9,833 430
RBC Bearings, Inc.(Æ) 2,693 1,051
Regal Rexnord Corp. 5,738 823
Robert Half, Inc. 8,592 292
Rockwell Automation, Inc. 10,007 3,498
Rollins, Inc. 25,004 1,469
Ryder System, Inc. 3,495 659
Saia, Inc.(Æ) 2,315 693
Schneider National, Inc. Class B 4,490 95
Scotts Miracle-Gro Co. (The) Class A 3,794 216
Snap-on, Inc. 4,565 1,582
Southwest Airlines Co. 41,662 1,329
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 10,149 392
StandardAero, Inc.(Æ) 12,310 336
Stanley Black & Decker, Inc. 13,431 998
Teledyne Technologies, Inc.(Æ) 4,105 2,406
Tetra Tech, Inc. 23,206 775
Textron, Inc. 15,637 1,321
Toast, Inc. Class A(Æ) 40,246 1,469
TopBuild Corp.(Æ) 2,534 990
Toro Co. (The) 8,664 660
Trade Desk, Inc. (The) Class A(Æ) 39,741 1,948
TransUnion 17,365 1,455
Trimble, Inc.(Æ) 21,213 1,732
U-Haul Holding Co.(Æ) 9,456 485
United Airlines, Inc.(Æ) 28,771 2,776
United Rentals, Inc. 5,682 5,424
Veralto Corp. 21,240 2,264
Verisk Analytics, Inc. Class A 12,356 3,108
Vertiv Holdings Co. Class A 33,680 5,081
Vontier Corp. 12,848 539
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
W.W. Grainger, Inc. 3,917 3,733
WESCO International, Inc. 4,164 881
Westinghouse Air Brake Technologies Corp. 14,972 3,001
WEX, Inc.(Æ) 2,949 465
Willscot Holdings Corp. 15,460 326
Woodward, Inc. 5,151 1,302
XPO, Inc.(Æ) 9,961 1,288
Xylem, Inc. 21,519 3,174
Zebra Technologies Corp. Class A(Æ) 4,524 1,344
180,968
Technology - 14.9%
Akamai Technologies, Inc.(Æ) 12,469 945
Allegion PLC 7,666 1,360
Allegro MicroSystems, Inc.(Æ) 10,694 312
Amdocs, Ltd. 9,593 787
Amentum Holdings, Inc.(Æ) 13,835 331
Amkor Technology, Inc. 9,924 282
Appfolio, Inc. Class A(Æ) 1,910 527
Arrow Electronics, Inc.(Æ) 4,485 543
AST SpaceMobile, Inc.(Æ) 17,133 841
Astera Labs, Inc.(Æ) 11,139 2,181
Avnet, Inc. 7,466 390
Bentley Systems, Inc. Class B 13,678 704
BILL Holdings, Inc.(Æ) 8,009 424
Broadridge Financial Solutions, Inc. 10,290 2,451
CACI International, Inc. Class A(Æ) 1,887 941
CCC Intelligent Solutions Holdings, Inc.(Æ) 47,603 434
CDW Corp. 11,713 1,866
Ciena Corp.(Æ) 12,566 1,830
Cirrus Logic, Inc.(Æ) 4,601 576
Cloudflare, Inc. Class A(Æ) 27,320 5,863
Cognex Corp. 14,580 660
Cognizant Technology Solutions Corp.
Class A 43,654 2,928
Coherent Corp.(Æ) 13,666 1,472
Concentrix Corp. 3,940 182
Confluent, Inc. Class A(Æ) 24,054 476
Corning, Inc. 69,118 5,670
Corteva, Inc. 60,498 4,091
Crane NXT Co. 4,255 285
Datadog, Inc. Class A(Æ) 27,271 3,883
Dayforce, Inc.(Æ) 13,264 914
DocuSign, Inc.(Æ) 17,886 1,289
Dolby Laboratories, Inc. Class A 5,254 380
DoubleVerify Holdings, Inc.(Æ) 11,765 141
Dropbox, Inc. Class A(Æ) 16,398 495
DXC Technology Co.(Æ) 15,590 213
Dynatrace, Inc.(Æ) 25,515 1,236
Elastic NV(Æ) 7,878 666
Electronic Arts, Inc. 22,225 4,483
Entegris, Inc. 13,025 1,204
EPAM Systems, Inc.(Æ) 4,758 717
Etsy, Inc.(Æ) 8,969 595
F5, Inc.(Æ) 5,135 1,660
Fair Isaac Corp.(Æ) 2,065 3,090
Fidelity National Information Services, Inc. 46,496 3,066
Flextronics International, Ltd.(Æ) 33,123 1,920
Frontier Communications Parent, Inc.(Æ) 21,732 812
GCI Liberty, Inc. Class A(Æ) 288 11

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Venerable Mid Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
GCI Liberty, Inc. Class C(Æ) 1,946 73
Gen Digital, Inc. 48,918 1,389
Genpact, Ltd. 13,986 586
Gitlab, Inc. Class A(Æ) 11,421 515
GLOBALFOUNDRIES, Inc.(Æ) 8,927 320
Globant SA(Æ) 3,752 215
GoDaddy, Inc. Class A(Æ) 12,245 1,675
Guidewire Software, Inc.(Æ) 7,459 1,715
Hewlett Packard Enterprise Co. 115,783 2,844
HP, Inc. 83,281 2,268
HubSpot, Inc.(Æ) 4,529 2,119
Informatica, Inc. Class A(Æ) 9,108 226
Ingram Micro Holding, Corp. 1,783 38
IPG Photonics Corp.(Æ) 2,171 172
Jabil, Inc. 9,397 2,041
Jack Henry & Associates, Inc. 6,309 940
KBR, Inc. 11,163 528
Kyndryl Holdings, Inc.(Æ) 20,098 604
Lattice Semiconductor Corp.(Æ) 11,815 866
Leidos Holdings, Inc. 11,360 2,147
Lumentum Holdings, Inc. Class E(Æ) 5,971 972
Lyft, Inc. Class A(Æ) 34,585 761
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,498 684
Manhattan Associates, Inc.(Æ) 5,209 1,068
Maplebear, Inc.(Æ) 14,973 550
Match Group, Inc. 21,240 750
Microchip Technology, Inc. 46,587 2,992
Millicom International Cellular SA 8,927 433
MKS Instruments, Inc. 5,837 722
MongoDB, Inc.(Æ) 7,020 2,179
Monolithic Power Systems, Inc. 4,089 3,765
MSCI, Inc. Class A 6,651 3,774
nCino, Inc.(Æ) 9,264 251
NetApp, Inc. 17,649 2,091
Nutanix, Inc. Class A(Æ) 22,711 1,689
Okta, Inc.(Æ) 14,315 1,313
ON Semiconductor Corp.(Æ) 37,550 1,852
Onto Innovation, Inc.(Æ) 4,226 546
Parsons Corp.(Æ) 4,585 380
Paycom Software, Inc. 4,459 928
Pegasystems, Inc. 7,555 434
Pinterest, Inc. Class A(Æ) 52,615 1,693
Procore Technologies, Inc.(Æ) 9,957 726
PTC, Inc.(Æ) 10,620 2,156
Pure Storage, Inc. Class A(Æ) 27,423 2,298
Qorvo, Inc.(Æ) 7,501 683
Reddit, Inc. Class A(Æ) 10,290 2,367
RingCentral, Inc. Class A(Æ) 6,957 197
ROBLOX Corp. Class A(Æ) 54,104 7,494
Roku, Inc.(Æ) 11,199 1,121
Rubrik, Inc. Class A(Æ) 10,358 852
SailPoint, Inc.(Æ) 5,224 115
Samsara, Inc. Class A(Æ) 23,312 868
Sandisk Corp.(Æ) 11,719 1,315
Science Applications International Corp. 4,084 406
SentinelOne, Inc. Class A(Æ) 25,320 446
Skyworks Solutions, Inc. 13,318 1,025
SS&C Technologies Holdings, Inc. 18,838 1,672
Super Micro Computer, Inc.(Æ) 45,737 2,193
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Take-Two Interactive Software, Inc.(Æ) 16,101 4,160
TD SYNNEX Corp. 6,837 1,120
Teradata Corp.(Æ) 8,272 178
Teradyne, Inc. 14,317 1,971
Trump Media & Technology Group Corp.
(Æ) 14,280 234
Twilio, Inc. Class A(Æ) 12,287 1,230
Tyler Technologies, Inc.(Æ) 3,834 2,006
Ubiquiti, Inc. 366 242
UiPath, Inc. Class A(Æ) 35,519 475
Unity Software, Inc.(Æ) 27,521 1,102
Universal Display Corp. 3,817 548
VeriSign, Inc. 7,501 2,097
Western Digital Corp. 30,603 3,674
Zoom Video Communications, Inc. Class
A(Æ) 23,393 1,930
ZoomInfo Technologies, Inc. Class A(Æ) 25,682 280
Zscaler, Inc.(Æ) 8,616 2,582
166,998
Utilities - 7.2%
AES Corp. (The) 61,691 812
Alliant Energy Corp. 22,882 1,542
Ameren Corp. 23,833 2,488
American Water Works Co., Inc. 17,201 2,394
Antero Midstream Corp. 29,061 565
APA Corp. 30,816 748
Atmos Energy Corp. 14,098 2,407
Brookfield Renewable Corp. 11,736 404
CenterPoint Energy, Inc. 58,057 2,253
Cheniere Energy, Inc. 19,514 4,585
Chord Energy Corp. 5,133 510
Civitas Resources, Inc. 8,018 261
Clearway Energy, Inc. Class A 3,009 81
Clearway Energy, Inc. Class C 7,068 200
CMS Energy Corp. 26,501 1,941
Consolidated Edison, Inc. 31,886 3,205
DT Midstream, Inc. 8,816 997
DTE Energy Co. 18,296 2,588
Edison International 33,955 1,877
Entergy Corp. 39,487 3,680
Essential Utilities, Inc. 24,983 997
Evergy, Inc. 20,505 1,559
Eversource Energy 32,740 2,329
Exelon Corp. 89,398 4,024
Expand Energy Corp. 19,578 2,080
FirstEnergy Corp. 48,897 2,240
IDACORP, Inc. 4,685 619
Iridium Communications, Inc. 8,244 144
National Fuel Gas Co. 7,793 720
NiSource, Inc. 41,950 1,816
NRG Energy, Inc. 16,824 2,725
OGE Energy Corp. 17,456 808
Ovintiv, Inc. 22,560 911
Permian Resources Corp. 60,145 770
PG&E Corp. 193,852 2,923
Pinnacle West Capital Corp. 10,352 928
PPL Corp. 65,388 2,430
Public Service Enterprise Group, Inc. 44,171 3,686
Talen Energy Corp.(Æ) 4,033 1,715

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 73
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
UGI Corp. 18,685 621
Vistra Corp. 29,950 5,868
WEC Energy Group, Inc. 28,245 3,237
Xcel Energy, Inc. 52,345 4,222
80,910
Total Common Stocks
(cost $1,102,561) 1,106,701
Short-Term Investments - 1.3%
State Street Institutional Liquid Reserves
Fund 14,997,930 14,998
Total Short-Term Investments
(cost $14,998) 14,998
Total Investments - 99.9%
(cost $1,117,559) 1,121,699
Other Assets net of Liabilities
- 0.1%
1,237
Net Assets - 100.0%
1,122,936

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Venerable Mid Cap Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
S&P MidCap 400 E-Mini Index Futures 44 USD 14,459 12/19/2025 (120)
Total Futures Contracts (å) (120)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 171,141 $ — $ — $ 171,141
Consumer Staples 48,082 — — 48,082
Energy 54,556 — — 54,556
Financial Services 228,885 — — 228,885
Health Care 100,805 — — 100,805
Materials and Processing 74,356 — — 74,356
Producer Durables 180,968 — — 180,968
Technology 166,998 — — 166,998
Utilities 80,910 — — 80,910
Short-Term Investments 14,998 — — 14,998
Total Investments
1,121,699 — — 1,121,699
Derivatives
Liabilities
Futures Contracts (120) — — (120)
Total Derivatives
*
$ (120) $ — $ — $ (120)
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Belgium ..............................................................................................
310 —*
Bermuda .............................................................................................
1,054 0.1
Brazil ..................................................................................................
662 0.1
Canada ................................................................................................
4,042 0.4
Finland ...............................................................................................
451 —*
Germany .............................................................................................
209 —*
Guatemala ..........................................................................................
433 —*
Ireland ................................................................................................
3,936 0.4
Japan ..................................................................................................
312 —*
Jersey ..................................................................................................
1,656 0.1
Kazakhstan .........................................................................................
264 —*
Puerto Rico .........................................................................................
747 0.1

Venerable Variable Insurance Trust
Venerable Mid Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Mid Cap Index Fund 75
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
South Africa .......................................................................................
3,128 0.3
South Korea .......................................................................................
3,535 0.3
Switzerland ........................................................................................
811 0.1
United Kingdom .................................................................................
1,424 0.1
United States ......................................................................................
1,098,725 97.9
Total Investments ............................................................................... 1,121,699
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Common Stocks - 97.6%
Consumer Discretionary - 11.4%
1-800-Flowers.com, Inc. Class A(Æ) 1,815 8
Abercrombie & Fitch Co. Class A(Æ) 3,966 339
Academy Sports & Outdoors, Inc. 5,578 279
Accel Entertainment, Inc.(Æ) 4,482 50
Acushnet Holdings Corp. 2,336 183
Adtalem Global Education, Inc.(Æ) 3,051 471
Advance Auto Parts, Inc. 5,050 310
Advanced Energy Industries, Inc. 3,175 540
AerSale Corp.(Æ) 2,664 22
AIRO Group Holdings, Inc.(Æ) 599 12
Altice USA, Inc. Class A(Æ) 21,655 52
AMC Entertainment Holdings, Inc. Class
A(Æ) 36,058 105
AMC Networks, Inc. Class A(Æ) 2,675 22
American Axle & Manufacturing Holdings,
Inc.(Æ) 9,582 58
American Eagle Outfitters, Inc. 13,665 234
American Outdoor Brands, Inc.(Æ) 1,018 9
American Public Education, Inc.(Æ) 1,441 57
America's Car-Mart, Inc.(Æ) 620 18
AMMO, Inc.(Æ) 7,283 11
Archer Aviation, Inc. Class A(Æ) 46,354 444
Arena Group Holdings, Inc. (The)(Æ) 1,069 6
Asbury Automotive Group, Inc.(Æ) 1,653 404
Atkore, Inc. 2,851 179
Atlanta Braves Holdings, Inc. Class A(Æ) 560 25
Atlanta Braves Holdings, Inc. Class C(Æ) 3,825 159
Atmus Filtration Technologies, Inc. 7,026 317
Bally's Corp.(Æ) 607 7
BARK, Inc.(Æ) 8,840 7
Barnes & Noble Education, Inc.(Æ) 1,240 12
Bassett Furniture Industries, Inc. 675 11
Beazer Homes USA, Inc.(Æ) 2,401 59
Bel Fuse, Inc. Class A 134 16
Beyond, Inc.(Æ) 4,557 45
Biglari Holdings, Inc. Class B(Æ) 56 18
BJ's Restaurants, Inc.(Æ) 1,776 54
Blade Air Mobility, Inc.(Æ) 5,311 27
Bloomin' Brands, Inc. 6,958 50
BlueLinx Holdings, Inc.(Æ) 644 47
Boot Barn Holdings, Inc.(Æ) 2,589 429
Boston Omaha Corp. Class A(Æ) 1,804 24
Brinker International, Inc.(Æ) 3,737 473
Buckle, Inc. (The) 2,618 154
Build-A-Bear Workshop, Inc. Class A 1,030 67
Byrna Technologies, Inc.(Æ) 1,500 33
Cable One, Inc. 427 76
Cadre Holdings, Inc. 2,359 86
Caleres, Inc. 2,736 36
Camping World Holdings, Inc. Class A 4,992 79
Capri Holdings, Ltd.(Æ) 9,789 195
Carriage Services, Inc. Class A 1,176 52
Carter's, Inc. 2,950 83
Cavco Industries, Inc.(Æ) 632 367
Central Garden & Pet Co.(Æ) 769 25
Central Garden & Pet Co. Class A(Æ) 4,283 127
Century Communities, Inc. 2,224 141
Cheesecake Factory, Inc. (The) 3,888 212
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Cinemark Holdings, Inc. 8,830 247
Citi Trends, Inc.(Æ) 396 12
Clarus Corp. 2,445 9
Cooper-Standard Holdings, Inc.(Æ) 1,402 52
Coursera, Inc.(Æ) 11,460 134
Cracker Barrel Old Country Store, Inc. 1,841 81
CTS Corp. 2,451 98
CuriosityStream, Inc. 2,647 14
Dana Holding Corp. 11,140 223
Dave & Buster's Entertainment, Inc.(Æ) 2,253 41
Denny's Corp.(Æ) 4,176 22
Designer Brands, Inc. Class A 2,665 9
Dine Brands Global, Inc. 1,266 31
Douglas Dynamics, Inc. 1,877 59
Dream Finders Homes, Inc. Class A(Æ) 2,501 65
Driven Brands Holdings, Inc.(Æ) 4,948 80
El Pollo Loco Holdings, Inc.(Æ) 2,193 21
Enerpac Tool Group Corp. 4,562 187
Enovix Corp.(Æ) 13,648 136
Entravision Communications Corp. Class A 5,153 12
Envela Corp.(Æ) 551 4
Ermenegildo Zegna NV 5,118 48
Escalade, Inc. 838 11
Ethan Allen Interiors, Inc. 1,924 57
EVE Holding, Inc.(Æ) 4,229 16
EVgo, Inc.(Æ) 10,618 50
EW Scripps Co. (The) Class A(Æ) 5,206 13
Faraday Future Intelligent Electric, Inc.(Æ) 7,372 10
FIGS, Inc. Class A(Æ) 7,330 49
First Watch Restaurant Group, Inc.(Æ) 3,825 60
FirstCash Holdings, Inc. 3,336 529
Flexsteel Industries, Inc. 306 14
Forestar Group, Inc.(Æ) 1,602 43
fuboTV, Inc.(Æ) 27,643 115
Funko, Inc. Class A(Æ) 2,880 10
Gaia, Inc.(Æ) 1,411 8
Gambling.com Group, Ltd.(Æ) 1,364 11
Gannett Co., Inc.(Æ) 11,685 48
Genesco, Inc.(Æ) 842 24
Genius Sports, Ltd.(Æ) 18,350 227
Gentherm, Inc.(Æ) 2,524 86
G-III Apparel Group, Ltd.(Æ) 3,245 86
Global Business Travel Group, Inc.(Æ) 7,827 63
Golden Entertainment, Inc. 1,618 38
Goodyear Tire & Rubber Co. (The)(Æ) 21,642 162
Graham Holdings Co. Class B 271 319
Gray Television, Inc. 7,284 42
Green Brick Partners, Inc.(Æ) 2,623 194
Group 1 Automotive, Inc. 1,061 464
Hamilton Beach Brands Holding Co. Class
A 596 9
Hanesbrands, Inc.(Æ) 29,122 192
Haverty Furniture Cos., Inc. 1,117 25
HealthStream, Inc. 2,030 57
Hillenbrand, Inc. 5,851 158
Hilton Grand Vacations, Inc.(Æ) 5,075 212
Hims & Hers Health, Inc.(Æ) 16,073 912
Hovnanian Enterprises, Inc. Class A(Æ) 404 52
iHeartMedia, Inc. Class A(Æ) 9,877 28
IMAX Corp.(Æ) 3,683 121

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 77
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
International Game Technology PLC 9,270 160
Intuitive Machines, Inc.(Æ) 9,065 95
J Jill, Inc. 607 10
Jack in the Box, Inc. 1,553 31
JAKKS Pacific, Inc. 738 14
Joby Aviation, Inc.(Æ) 38,922 628
Johnson Outdoors, Inc. Class A 441 18
KB Home 5,599 356
KinderCare Learning Cos., Inc.(Æ) 2,612 17
Kohl's Corp. 9,038 139
Kontoor Brands, Inc. 4,636 370
Kura Sushi USA, Inc. Class A(Æ) 520 31
Lakeland Industries, Inc. 759 11
Lands' End, Inc.(Æ) 986 14
Laureate Education, Inc. Class A(Æ) 10,826 341
La-Z-Boy, Inc. 3,438 118
Leggett & Platt, Inc. 11,051 98
LGI Homes, Inc.(Æ) 1,723 89
Liberty Latin America, Ltd. Class C(Æ) 10,391 88
Life Time Group Holdings, Inc.(Æ) 11,422 315
LifeMD, Inc.(Æ) 3,050 21
Lincoln Educational Services Corp.(Æ) 2,455 58
Lindblad Expeditions Holdings, Inc.(Æ) 3,118 40
Lionsgate Studios Corp.(Æ) 17,578 121
LiveWire Group, Inc.(Æ) 3,042 14
M/I Homes, Inc.(Æ) 2,193 317
Madison Square Garden Entertainment
Corp.(Æ) 3,286 149
Magnite, Inc.(Æ) 11,773 256
Malibu Boats, Inc. Class A(Æ) 1,566 51
Marcus Corp. (The) 1,967 31
Marine Products Corp. 729 6
MarineMax, Inc.(Æ) 1,571 40
Marriott Vacations Worldwide Corp. 2,392 159
MasterCraft Boat Holdings, Inc.(Æ) 1,350 29
Matthews International Corp. Class A 2,472 60
McGraw Hill, Inc.(Æ) 2,013 25
Meritage Homes Corp. 5,980 433
MicroVision, Inc.(Æ) 20,319 25
Mister Car Wash, Inc.(Æ) 8,217 44
Monarch Casino & Resort, Inc. 1,069 113
Monro Muffler Brake, Inc. 2,475 44
Motorcar Parts of America, Inc.(Æ) 1,511 25
Movado Group, Inc. 1,261 24
M-Tron Industries, Inc.(Æ) 203 11
National Presto Industries, Inc. 431 48
Neonode Inc.(Æ) 870 3
Nerdy, Inc.(Æ) 4,790 6
Newsmax, Inc.(Æ) 925 11
Nu Skin Enterprises, Inc. Class A 4,050 49
ODP Corp. (The)(Æ) 2,286 64
OneSpaWorld Holdings, Ltd. 7,859 166
OneWater Marine, Inc. Class A(Æ) 926 15
OptimizeRx Corp.(Æ) 1,431 29
Oxford Industries, Inc. 1,171 47
Papa John's International, Inc. 2,710 131
Patrick Industries, Inc. 2,728 282
Peloton Interactive, Inc. Class A(Æ) 32,369 291
Perdoceo Education Corp. 5,098 192
Petco Health & Wellness Co., Inc.(Æ) 6,502 25
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Polaris, Inc. 4,488 261
Portillo's, Inc. Class A(Æ) 4,675 30
Potbelly Corp.(Æ) 2,115 36
PriceSmart, Inc. 2,157 261
QuinStreet, Inc.(Æ) 4,508 70
RCI Hospitality Holdings, Inc. 681 21
RealReal, Inc. (The)(Æ) 7,892 84
Red Rock Resorts, Inc. Class A 4,106 251
Redwire Corp.(Æ) 4,244 38
Reservoir Media, Inc.(Æ) 1,686 14
REV Group, Inc. 4,259 241
Revolve Group, Inc.(Æ) 3,358 72
Rocky Brands, Inc. 585 17
Rumble, Inc.(Æ) 9,141 66
Rush Enterprises, Inc. Class B 761 44
Rush Street Interactive, Inc.(Æ) 7,352 151
Sally Beauty Holdings, Inc.(Æ) 8,470 138
Savers Value Village, Inc.(Æ) 3,293 44
Scholastic Corp. 1,797 49
SEACOR Marine Holdings, Inc.(Æ) 1,702 11
Shake Shack, Inc. Class A(Æ) 3,272 306
Shoe Carnival, Inc. 1,503 31
Signet Jewelers, Ltd. 3,461 332
Sinclair, Inc. 3,200 48
Six Flags Entertainment Corporation(Æ) 7,951 181
Skillsoft Corp.(Æ) 369 5
SKYX Platforms Corp.(Æ) 5,071 6
Smith & Wesson Brands, Inc. 3,640 36
Sonic Automotive, Inc. Class A 1,224 93
Sphere Entertainment Co.(Æ) 2,304 143
Standard Motor Products, Inc. 1,751 72
Starz Entertainment Corp.(Æ) 1,059 16
Steven Madden, Ltd. 6,155 206
Stitch Fix, Inc. Class A(Æ) 8,793 38
Strategic Education, Inc. 1,996 172
Stride, Inc.(Æ) 3,604 537
Sturm Ruger & Co., Inc. 1,330 58
Super Group SGHC, Ltd. 13,199 174
Superior Group of Cos., Inc. 937 10
Sweetgreen Inc. Class A(Æ) 8,578 68
Taylor Morrison Home Corp. Class A(Æ) 8,192 541
TechTarget Inc.(Æ) 2,199 13
TEGNA, Inc. 13,533 275
Tile Shop Holdings, Inc.(Æ) 2,388 14
Topgolf Callaway Brands Corp.(Æ) 10,938 104
Torrid Holdings, Inc.(Æ) 1,961 3
Traeger, Inc.(Æ) 2,623 3
Transcat, Inc.(Æ) 760 56
Travelzoo, Inc.(Æ) 526 5
Tri Pointe Homes, Inc.(Æ) 7,411 252
Triller Group, Inc.(Æ) 8,534 7
TripAdvisor, Inc.(Æ) 9,641 157
Turtle Beach Corp.(Æ) 1,239 20
Udemy, Inc.(Æ) 8,048 56
United Parks & Resorts, Inc.(Æ) 2,250 116
Universal Technical Institute, Inc.(Æ) 3,935 128
Upbound Group, Inc. Class A 4,350 103
Urban Outfitters, Inc.(Æ) 5,243 375
Vicor Corp.(Æ) 1,935 96
Victoria's Secret & Co.(Æ) 5,828 158

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Visteon Corp. 2,310 277
Voyager Technologies, Inc. Class A(Æ) 1,177 35
Wabash National Corp. 3,409 34
Webtoon Entertainment, Inc.(Æ) 1,487 29
Weyco Group, Inc. 511 15
WideOpenWest, Inc.(Æ) 4,190 22
Willis Lease Finance Corp. 296 41
Winmark Corp. 247 123
Winnebago Industries, Inc. 2,260 76
Wolverine World Wide, Inc. 6,779 186
XPEL, Inc.(Æ)(Þ) 1,993 66
Xponential Fitness, Inc. Class A(Æ) 2,275 18
Ziff Davis, Inc.(Æ) 3,526 134
Zumiez, Inc.(Æ) 1,306 26
27,819
Consumer Staples - 1.9%
Acme United Corp. 275 11
Alico, Inc. 443 15
Andersons, Inc. (The) 2,712 108
Arko Corp. 6,366 29
B&G Foods, Inc. Class A 6,392 28
Beauty Health Co. (The)(Æ) 9,471 19
Cadiz, Inc.(Æ) 4,554 22
Calavo Growers, Inc. 1,394 36
Cal-Maine Foods, Inc. 3,856 363
Chefs' Warehouse Holdings, Inc. (The)(Æ) 3,066 179
Dole PLC 5,947 80
Edgewell Personal Care Co. - GDR 3,871 79
Energizer Holdings, Inc. 5,490 137
FitLife Brands, Inc.(Æ) 323 6
Fresh Del Monte Produce, Inc. 2,753 96
Grocery Outlet Holding Corp.(Æ) 7,850 126
Hain Celestial Group, Inc. (The)(Æ) 7,498 12
Helen of Troy, Ltd.(Æ) 1,898 48
Herbalife, Ltd.(Æ) 8,376 71
HF Foods Group, Inc.(Æ) 3,326 9
Honest Co., Inc. (The)(Æ) 7,735 28
Ingles Markets, Inc. Class A 1,213 84
Interparfums, Inc. 1,519 149
Ispire Technology Inc.(Æ) 1,561 4
J&J Snack Foods Corp. 1,286 124
John B Sanfilippo & Son, Inc. 642 41
Krispy Kreme, Inc. 6,389 25
Lifevantage Corp. 877 9
Lifeway Foods, Inc.(Æ) 425 12
Limoneira Co. 1,380 21
Marzetti, Co.(The) 1,686 291
Maui Land & Pineapple Co., Inc.(Æ) 565 11
Medifast, Inc.(Æ) 893 12
MGP Ingredients, Inc. 1,167 28
Mission Produce, Inc.(Æ) 3,995 48
Nathan's Famous, Inc. 219 24
National Beverage Corp.(Æ) 1,988 73
National Vision Holdings, Inc.(Æ) 6,457 188
Natural Grocers by Vitamin Cottage, Inc. 1,057 42
Nature's Sunshine Products, Inc.(Æ) 1,463 23
Olaplex Holdings, Inc.(Æ) 11,637 15
Quanex Building Products Corp. 3,923 56
Seneca Foods Corp. Class A(Æ) 381 41
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Simply Good Foods Co. (The)(Æ) 7,898 196
Solesence, Inc.(Æ) 1,558 5
Spectrum Brands Holdings, Inc. 2,118 111
SunOpta, Inc.(Æ) 7,932 47
Tootsie Roll Industries, Inc. 1,457 61
Turning Point Brands, Inc. 1,417 140
United Natural Foods, Inc.(Æ) 4,967 187
Universal Corp. 2,005 112
USANA Health Sciences, Inc.(Æ) 922 25
Utz Brands, Inc. 5,998 73
Village Super Market, Inc. Class A 758 28
Vita Coco Co., Inc. (The)(Æ) 3,774 160
Vital Farms, Inc.(Æ) 2,869 118
Waldencast PLC Class A(Æ) 3,508 7
Warby Parker, Inc. Class A(Æ) 8,264 228
WD-40 Co. 1,142 226
Weis Markets, Inc. 1,368 98
Westrock Coffee Co.(Æ) 2,986 15
Zevia PBC Class A(Æ) 2,613 7
4,667
Energy - 4.0%
Advanced Emissions Solutions, Inc.(Æ) 2,621 19
Alpha Metallurgical Resources, Inc.(Æ) 970 159
Ameresco, Inc. Class A(Æ) 2,661 89
Archrock, Inc. 13,915 366
Aris Water Solutions, Inc. Class A 2,558 63
Array Technologies, Inc.(Æ) 12,582 103
ASP Isotopes, Inc.(Æ) 6,432 62
Atlas Energy Solutions, Inc. 6,431 73
Berry Corporation 6,383 24
Borr Drilling, Ltd.(Æ) 20,872 56
Centrus Energy Corp. Class A(Æ) 1,326 411
Cleanspark, Inc.(Æ) 23,307 338
Complete Solaria, Inc.(Æ) 4,994 9
Core Laboratories, Inc. 3,891 48
Core Natural Resources, Inc. 4,384 366
CVR Energy, Inc. 2,563 93
Delek US Holdings, Inc. 5,039 163
DNOW, Inc.(Æ) 8,929 136
enCore Energy Corp.(Æ) 15,255 49
Energy Fuels, Inc.(Æ) 18,400 282
Eos Energy Enterprises Inc.(Æ) 21,823 249
Expro Group Holdings NV(Æ) 8,554 102
Flotek Industries, Inc.(Æ) 1,180 17
Flowco Holdings, Inc. Class A 1,531 23
Fluence Energy, Inc.(Æ) 6,290 68
Forum Energy Technologies, Inc.(Æ) 921 25
Gevo, Inc.(Æ) 19,168 38
Green Plains, Inc.(Æ) 5,321 47
Hallador Energy Co.(Æ) 2,571 50
Helix Energy Solutions Group, Inc.(Æ) 11,881 78
Helmerich & Payne, Inc. 8,011 177
Innovex International, Inc.(Æ) 3,212 60
Kodiak Gas Services, Inc. 5,778 214
Liberty Energy, Inc. Class A 13,090 161
Lifezone Metals, Ltd.(Æ) 2,299 13
Mammoth Energy Services, Inc.(Æ) 2,009 5
Matrix Service Co.(Æ) 2,208 29
Montauk Renewables, Inc.(Æ) 5,573 11

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 79
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Murphy Oil Corp. 11,379 323
Nabors Industries, Inc.(Æ) 1,284 52
NACCO Industries, Inc. Class A 330 14
National Energy Services Reunited Corp.
(Æ) 5,052 52
Natural Gas Services Group, Inc. 842 24
NextNRG, Inc.(Æ) 1,451 3
Noble Corp. PLC 10,627 300
NPK International, Inc.(Æ) 6,661 75
Oceaneering International, Inc.(Æ) 7,907 196
Oil States International, Inc.(Æ) 4,850 29
OmniAb, Inc. Class W(Æ) 8,309 13
OPAL Fuels, Inc. Class A(Æ) 1,751 4
Ormat Technologies, Inc. 5,139 495
Par Pacific Holdings, Inc.(Æ) 4,424 157
Patterson-UTI Energy, Inc. 29,269 152
PBF Energy, Inc. Class A 7,052 213
Peabody Energy Corp. 10,295 273
Plug Power, Inc.(Æ) 93,259 217
PrimeEnergy Corp.(Æ) 42 7
ProFrac Holding Corp. Class A(Æ) 1,020 4
ProPetro Holding Corp.(Æ) 6,636 35
Ramaco Resources, Inc. Class A(Æ) 2,480 82
Ranger Energy Services, Inc. Class A 1,689 24
REX American Resources Corp.(Æ) 2,492 76
RPC, Inc. 7,405 35
Seadrill, Ltd.(Æ) 5,205 157
Select Water Solutions, Inc. Class A 7,732 83
Shoals Technologies Group, Inc. Class A(Æ) 13,930 103
SM Energy Co. 9,606 240
Solaris Energy Infrastructure, Inc. Class A 3,021 121
SunCoke Energy, Inc. 7,037 57
Sunrun, Inc.(Æ) 17,601 304
T1 Energy, Inc.(Æ) 9,237 20
TETRA Technologies, Inc.(Æ) 10,524 60
Transocean, Ltd.(Æ) 70,586 220
United States Antimony Corp.(Æ) 7,587 47
Uranium Energy Corp.(Æ) 35,822 478
VAALCO Energy, Inc. 8,578 34
Valaris, Ltd.(Æ) 5,361 261
Verde Clean Fuels, Inc.(Æ) 346 1
W&T Offshore, Inc. 8,223 15
Warrior Met Coal, Inc. 4,385 279
World Kinect Corp. 4,577 119
XCF Global, Inc. Class A(Æ) 3,026 4
9,734
Financial Services - 23.3%
1st Source Corp. 1,580 97
Abacus Global Management, Inc.(Æ) 3,461 20
Acadia Realty Trust(ö) 11,105 224
ACNB Corp. 852 38
ACRES Commercial Realty Corp.(Æ)(ö) 510 11
Acuren Corp.(Æ) 14,336 191
AFC Gamma, Inc.(ö) 1,516 6
AG Mortgage Investment Trust, Inc.(ö) 2,311 17
AirSculpt Technologies, Inc.(Æ) 1,056 8
Alerus Financial Corp. 1,866 41
Alexander & Baldwin, Inc.(ö) 6,051 110
Alexander's, Inc.(ö) 178 42
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Alpine Income Property Trust, Inc.(ö) 1,047 15
AlTi Global, Inc.(Æ) 3,525 13
Amalgamated Financial Corp. 1,940 53
Ambac Financial Group, Inc.(Æ) 3,934 33
Amerant Bancorp, Inc. 3,078 59
American Assets Trust, Inc.(ö) 4,309 88
American Healthcare REIT, Inc.(ö) 13,430 564
American Integrity Insurance Group, Inc.
(Æ) 686 15
American Realty Investors, Inc.(Æ) 110 2
Ameris Bancorp 5,568 408
AMERISAFE, Inc. 1,573 69
Ames National Corp. 737 15
Angel Oak Mortgage REIT, Inc.(ö) 1,019 10
Anywhere Real Estate, Inc.(Æ) 8,742 93
Apartment Investment and Management Co.
Class A(ö) 10,940 87
Apollo Commercial Real Estate Finance,
Inc.(ö) 11,575 117
Apple Hospitality REIT, Inc.(ö) 18,844 226
Applied Digital Corp.(Æ) 18,366 421
Arbor Realty Trust, Inc.(ö) 16,052 196
Ares Commercial Real Estate Corp.(ö) 4,381 20
Armada Hoffler Properties, Inc.(ö) 6,628 46
ARMOUR Residential REIT, Inc.(ö) 9,530 142
Arrow Financial Corp. 1,366 39
Artisan Partners Asset Management, Inc.
Class A 5,266 229
Aspen Insurance Holdings, Ltd. Class A(Æ) 1,323 49
Associated Banc-Corp. 14,002 360
Ategrity Specialty Holdings LLC(Æ) 538 11
Atlantic Union Bankshares Corp. 11,998 423
Atlanticus Holdings Corp.(Æ) 442 26
Axos Financial, Inc.(Æ) 4,578 388
Bakkt Holdings, Inc.(Æ) 931 31
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 5,824 164
Banc of California, Inc. 10,828 179
BancFirst Corp. 1,753 222
Banco Latinoamericano de Comercio
Exterior SA Class E 2,411 111
Bancorp, Inc. (The)(Æ) 3,831 287
Bank of America Corp. 760 92
Bank of Hawaii Corp. 3,313 217
Bank of Marin Bancorp 1,221 30
Bank of NT Butterfield & Son, Ltd. (The) 3,607 155
Bank7 Corp. 352 16
BankFinancial Corp. 924 11
BankUnited, Inc. 6,350 242
Bankwell Financial Group, Inc. 585 26
Banner Corp. 2,824 185
Bar Harbor Bankshares 1,249 38
BayCom Corp. 856 25
BCB Bancorp, Inc. 1,286 11
Berkshire Hills Bancorp, Inc. 6,906 164
Better Home & Finance Holding Co.(Æ) 407 23
BGC Group, Inc. Class A 31,095 294
Bit Digital, Inc.(Æ) 27,248 82
Bitdeer Technologies Group Class A(Æ) 7,437 127
Blackstone Mortgage Trust, Inc. Class A(ö) 13,686 252

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Blue Foundry Bancorp(Æ) 1,583 14
Blue Ridge Bankshares, Inc.(Æ) 5,321 23
Bowhead Specialty Holdings, Inc.(Æ) 1,309 35
Braemar Hotels & Resorts, Inc.(ö) 4,883 13
Brandywine Realty Trust(ö) 14,269 60
Bread Financial Holdings, Inc. 3,927 219
Bridgewater Bancshares, Inc.(Æ) 1,729 30
Brightsphere Investment Group, Inc. 2,302 111
BrightSpire Capital, Inc.(ö) 10,688 58
Broadstone Net Lease, Inc.(ö) 15,962 285
Brookfield Business Corp. Class A 1,979 66
Brookfield Realty Capital Corp.(Æ) 8,132 13
BRT Realty Trust(ö) 898 14
Burford Capital, Ltd. 17,261 206
Burke & Herbert Financial Services Corp. 1,119 69
Business First Bancshares, Inc. 2,359 56
BV Financial, Inc.(Æ) 718 12
Byline Bancorp, Inc. 2,689 75
C&F Financial Corp. 253 17
Cadence Bank 15,751 591
California BanCorp(Æ) 1,862 31
Camden National Corp. 1,389 54
Cannae Holdings, Inc. 4,773 87
Capital Bancorp, Inc. 970 31
Capital City Bank Group, Inc. 1,151 48
Capitol Federal Financial, Inc. 10,207 65
CareTrust REIT, Inc.(ö) 17,983 624
Carter Bankshares, Inc.(Æ) 1,900 37
Cass Information Systems, Inc. 1,003 39
Cathay General Bancorp 5,665 272
CB Financial Services, Inc. 386 13
CBL & Associates Properties, Inc.(ö) 1,513 46
Centerspace(ö) 1,396 82
Central Pacific Financial Corp. 2,202 67
CF Bankshares Inc. 318 8
Chain Bridge Bancorp, Inc. Class A(Æ) 194 6
Chatham Lodging Trust(ö) 3,861 26
Chemung Financial Corp. 345 18
Chicago Atlantic Real Estate Finance, Inc.
(ö) 1,437 18
Chimera Investment Corp.(ö) 6,595 87
ChoiceOne Financial Services, Inc. 1,185 34
Cipher Mining, Inc.(Æ) 22,286 281
Citizens & Northern Corp. 1,240 25
Citizens Community Bancorp, Inc. 795 13
Citizens Financial Services, Inc. 375 23
Citizens, Inc.(Æ) 3,745 20
City Holding Co. 1,184 147
City Office REIT, Inc.(ö) 3,240 23
Civista Bancshares, Inc. 1,600 32
Claros Mortgage Trust, Inc.(Æ)(ö) 7,646 25
Clipper Realty, Inc.(ö) 1,146 4
CNB Financial Corp. 2,322 56
CNO Financial Group, Inc. 8,220 325
Coastal Financial Corp.(Æ) 1,069 116
CoastalSouth Bancshares, Inc.(Æ) 396 9
Cohen & Steers, Inc. 2,299 151
Colony Bankcorp, Inc. 1,404 24
Columbia Financial, Inc.(Æ) 2,253 34
Community Bank System, Inc. 4,454 261
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Community Healthcare Trust, Inc.(ö) 2,267 35
Community Trust Bancorp, Inc. 1,323 74
Community West Bancshares 1,388 29
Compass, Inc. Class A(Æ) 40,089 322
ConnectOne Bancorp, Inc. 3,950 98
Consumer Portfolio Services, Inc.(Æ) 771 6
COPT Defense Properties(ö) 9,589 279
Core Scientific Inc.(Æ) 23,913 429
Crawford & Co. Class A 1,352 14
CTO Realty Growth, Inc.(ö) 2,522 41
Curbline Properties Corp.(ö) 8,067 180
Cushman & Wakefield PLC(Æ) 19,480 310
Customers Bancorp, Inc.(Æ) 2,451 160
CVB Financial Corp. 11,113 210
Dave, Inc.(Æ) 768 153
Diamond Hill Investment Group, Inc. 226 32
DiamondRock Hospitality Co.(ö) 17,291 138
Dime Community Bancshares, Inc. 3,303 99
Distribution Solutions Group, Inc.(Æ) 812 24
Diversified Healthcare Trust(ö) 18,189 80
Donegal Group, Inc. Class A 1,354 26
Douglas Elliman, Inc.(Æ) 6,074 17
Douglas Emmett, Inc.(ö) 13,631 212
Dynex Capital, Inc.(ö) 11,152 137
Eagle Bancorp Montana, Inc. 613 11
Eagle Bancorp, Inc. 2,462 50
Eagle Financial Services, Inc. 381 14
Easterly Government Properties, Inc.(ö) 3,478 80
Eastern Bankshares, Inc. 16,537 300
ECB Bancorp, Inc.(Æ) 637 10
eHealth, Inc.(Æ) 2,384 10
Ellington Financial, Inc.(ö) 7,650 99
Elme Communities(ö) 7,293 123
Emerald Holding, Inc. 1,153 6
Empire State Realty Trust, Inc. Class A(ö) 11,438 88
Employers Holdings, Inc. 2,000 85
Enact Holdings, Inc. 2,399 92
Encore Capital Group, Inc.(Æ) 1,918 80
Enova International, Inc.(Æ) 2,027 233
Enterprise Financial Services Corp. 3,040 176
Equity Bancshares, Inc. Class A 1,318 54
Esquire Financial Holdings, Inc. 593 61
Essent Group, Ltd. 8,238 524
Essential Properties Realty Trust, Inc.(ö) 16,767 499
European Wax Center, Inc. Class A(Æ) 2,419 10
eXp World Holdings, Inc. 7,546 80
F&G Annuities & Life, Inc. 1,764 55
Farmers & Merchants Bancorp, Inc. 1,052 26
Farmers National Banc Corp. 3,025 44
Farmland Partners, Inc.(ö) 3,436 37
FB Bancorp, Inc.(Æ) 1,477 18
FB Financial Corp. 3,480 194
Federal Agricultural Mortgage Corp. Class
C 789 133
Fidelis Insurance Holdings, Ltd. 4,939 90
Fidelity D & D Bancorp, Inc. 394 17
Finance of America Companies Inc. Class
A(Æ) 368 8
Financial Institutions, Inc. 1,646 45
Finward Bancorp 284 9

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 81
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Finwise Bancorp(Æ) 751 15
First BanCorp 16,948 477
First Bancorp, Inc. (The) 893 23
First Bank 1,788 29
First Busey Corp. 7,095 164
First Business Financial Services, Inc. 658 34
First Capital, Inc. 270 12
First Commonwealth Financial Corp. 8,803 150
First Community Bankshares, Inc. 1,294 45
First Community Corp. 613 17
First Financial Bancorp 8,016 202
First Financial Bankshares, Inc. 11,309 381
First Financial Corp. 944 53
First Foundation, Inc.(Æ) 5,260 29
First Internet Bancorp 643 14
First Interstate BancSystem, Inc. Class A 7,526 240
First Merchants Corp. 4,835 182
First Mid Bancshares, Inc. 1,825 69
First National Corp. 646 15
First Savings Financial Group, Inc. 459 14
First United Corp. 499 18
First Western Financial, Inc.(Æ) 686 16
Firstsun Capital Bancorp(Æ) 1,044 40
Five Star Bancorp 1,292 42
Flagstar Financial, Inc. 25,555 295
Flushing Financial Corp. 2,671 37
Forge Global Holdings, Inc.(Æ) 845 14
Four Corners Property Trust, Inc.(ö) 8,396 205
Franklin BSP Realty Trust, Inc.(ö) 6,783 74
Franklin Financial Services Corp. 347 16
Franklin Street Properties Corp.(ö) 6,290 10
FrontView REIT, Inc.(ö) 1,465 20
FRP Holdings, Inc.(Æ) 965 24
FS Bancorp, Inc. 550 22
FTAI Infrastructure, Inc. 9,097 40
Fulton Financial Corp. 15,352 286
FVC Bankcorp, Inc. 1,306 17
GBank Financial Holdings, Inc.(Æ) 746 29
GCM Grosvenor, Inc. Class A 4,123 50
Genworth Financial, Inc. Class A(Æ) 34,621 308
German American Bancorp, Inc. 3,005 118
Getty Realty Corp.(ö) 4,456 120
Glacier Bancorp, Inc. 10,073 490
Gladstone Commercial Corp.(ö) 3,792 47
Gladstone Land Corp.(ö) 2,824 26
Global Medical REIT, Inc.(ö) 1,059 36
Global Net Lease, Inc.(ö) 16,846 137
GoHealth, Inc. Class A(Æ) 405 2
Goosehead Insurance, Inc. Class A 2,028 151
Great Southern Bancorp, Inc. 710 43
Greene County Bancorp, Inc. 581 13
Greenlight Capital Re, Ltd. Class A(Æ) 2,192 28
Grid Dynamics Holdings, Inc.(Æ) 5,467 42
Guaranty Bancshares, Inc. 742 36
HA Sustainable Infrastructure Capital, Inc. 10,140 311
Hamilton Insurance Group, Ltd. Class B(Æ) 3,859 96
Hancock Holding Co. 7,245 454
Hanmi Financial Corp. 2,487 61
Hanover Bancorp, Inc. 392 9
HarborOne Bancorp, Inc. 3,170 43
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hawthorn Bancshares, Inc. 481 15
HBT Financial, Inc. 1,053 27
HCI Group, Inc. 885 170
Heritage Commerce Corp. 4,966 49
Heritage Financial Corp. 2,826 68
Heritage Insurance Holdings, Inc.(Æ) 1,855 47
Hilltop Holdings, Inc. 3,810 127
Hingham Institution for Savings 139 37
Hippo Holdings, Inc.(Æ) 1,483 54
Home Bancorp, Inc. 573 31
Home BancShares, Inc. 15,853 449
HomeStreet, Inc. Class A(Æ) 1,525 20
HomeTrust Bancshares, Inc. 1,327 54
Hope Bancorp, Inc. 10,433 112
Horace Mann Educators Corp. 3,378 153
Horizon Bancorp, Inc. 3,598 58
Hudson Pacific Properties, Inc.(Æ)(ö) 31,971 88
Hut 8 Corp.(Æ) 7,927 276
Independence Realty Trust, Inc.(ö) 20,192 331
Independent Bank Corp. 5,775 335
Industrial Logistics Properties Trust(ö) 4,431 26
Innovative Industrial Properties, Inc.(ö) 2,302 123
International Bancshares Corp. 4,578 315
International Money Express, Inc.(Æ) 2,324 32
InvenTrust Properties Corp.(ö) 6,565 188
Invesco Mortgage Capital, Inc.(ö) 5,463 41
Investar Holding Corp. 759 18
Investors Title Co. 118 32
Jackson Financial, Inc. Class A 6,046 612
James River Group Holdings, Ltd. 3,053 17
JBG Smith Properties(ö) 5,356 119
Jefferson Capital, Inc. 996 17
John Marshall Bancorp, Inc. 1,047 21
John Wiley & Sons, Inc. Class A 3,411 138
Kearny Financial Corp. 4,743 31
Kennedy-Wilson Holdings, Inc. 10,025 83
Kestrel Group, Ltd.(Æ) 143 4
Kingstone Cos., Inc. 915 13
Kingsway Financial Services, Inc.(Æ) 1,774 26
Kite Realty Group Trust(ö) 18,586 414
KKR Real Estate Finance Trust, Inc.(ö) 4,732 43
Ladder Capital Corp. Class A(ö) 9,465 103
Lakeland Financial Corp. 2,123 136
Landmark Bancorp, Inc. 376 10
LCNB Corp. 1,115 17
Legacy Housing Corp.(Æ) 715 20
Legalzoom.com, Inc.(Æ) 10,172 106
Lemonade, Inc.(Æ) 4,680 251
LendingClub Corp.(Æ) 9,382 143
LendingTree, Inc.(Æ) 926 60
LINKBANCORP, Inc. 1,782 13
Live Oak Bancshares, Inc. 2,930 103
LiveRamp Holdings, Inc.(Æ) 5,356 145
loanDepot, Inc. Class A(Æ) 6,762 21
Logistic Properties of The Americas(Æ) 261 1
LTC Properties, Inc.(ö) 3,771 139
Lument Finance Trust, Inc.(ö) 3,780 8
LXP Industrial Trust(ö) 24,544 220
Macerich Co. (The)(ö) 21,372 389
MainStreet Bancshares, Inc. 583 12

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Marcus & Millichap, Inc. 1,987 58
Marex Group PLC 4,614 155
MBIA, Inc.(Æ) 3,788 28
McGrath RentCorp 2,065 242
Medallion Financial Corp. 1,347 14
Mercantile Bank Corp. 1,316 59
Merchants Bancorp 2,149 68
Mercury General Corp. 2,230 189
Meridian Corp. 751 12
MetroCity Bankshares, Inc. 1,621 45
Metropolitan Bank Holding Corp. 806 60
MFA Financial, Inc.(ö) 8,534 78
Mid Penn Bancorp, Inc. 1,654 47
Middlefield Banc Corp. 605 18
Midland States Bancorp, Inc. 1,708 29
MidWestOne Financial Group, Inc. 1,699 48
Mobile Infrastructure Corp.(Æ) 1,193 4
Modiv Industrial, Inc.(ö) 775 11
Moelis & Co. Class A 6,254 446
MVB Financial Corp. 955 24
National Bank Holdings Corp. Class A 3,141 121
National Bankshares, Inc. 516 15
National Health Investors, Inc.(ö) 3,890 309
Navient Corp. 5,845 77
NB Bancorp, Inc. 2,901 51
NBT Bancorp, Inc. 4,243 177
Nelnet, Inc. Class A 1,151 144
NerdWallet, Inc. Class A(Æ) 3,427 37
NET Lease Office Properties(ö) 1,235 37
NETSTREIT Corp.(ö) 8,140 147
New York Mortgage Trust, Inc.(ö) 7,048 49
Newmark Group, Inc. Class A 13,336 249
NewtekOne, Inc. 2,053 24
NexPoint Diversified Real Estate Trust(ö) 2,823 10
Nexpoint Real Estate Finance, Inc.(ö) 633 9
NexPoint Residential Trust, Inc.(ö) 1,863 60
NI Holdings, Inc.(Æ) 567 8
Nicolet Bankshares, Inc. 1,119 151
NMI Holdings, Inc. Class A(Æ) 6,574 252
Northeast Bank 656 66
Northeast Community Bancorp, Inc. 1,024 21
Northfield Bancorp, Inc. 3,125 37
Northpointe Bancshares, Inc. 874 15
Northrim BanCorp, Inc. 1,800 39
Northwest Bancshares, Inc. 12,030 149
Norwood Financial Corp. 713 18
Oak Valley Bancorp 566 16
OceanFirst Financial Corp. 4,737 83
OFG Bancorp 3,754 163
Ohio Valley Banc Corp. 315 12
Old National Bancorp 29,546 649
Old Second Bancorp, Inc. 4,320 75
One Liberty Properties, Inc.(ö) 1,520 34
Onity Group, Inc.(Æ) 550 22
OP Bancorp 976 14
Open Lending Corp. Class A(Æ) 8,491 18
Oportun Financial Corp.(Æ) 3,289 20
OppFi, Inc. 2,009 23
Orange County Bancorp, Inc. 975 25
Orchid Island Capital, Inc.(ö) 10,989 77
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Origin Bancorp, Inc. 2,465 85
Orrstown Financial Services, Inc. 1,547 53
OUTFRONT Media, Inc.(ö) 11,721 215
P10, Inc. Class A 4,914 53
Pagseguro Digital, Ltd. Class A 15,075 151
Palomar Holdings, Inc.(Æ) 2,213 258
Paramount Group, Inc.(Æ)(ö) 15,480 101
Park National Corp. 1,247 203
Parke Bancorp, Inc. 822 18
Pathward Financial, Inc. 2,001 148
Patria Investments, Ltd. Class A 5,460 80
Patriot National Bancorp, Inc.(Æ) 3,639 5
Paysign, Inc.(Æ) 2,845 18
PCB Bancorp 903 19
Peakstone Realty Trust(ö) 3,050 40
Peapack-Gladstone Financial Corp. 1,326 37
Pebblebrook Hotel Trust(ö) 9,742 111
PennyMac Financial Services, Inc. 2,461 305
PennyMac Mortgage Investment Trust(ö) 7,230 89
Peoples Bancorp, Inc. 3,239 97
Peoples Financial Services Corp. 771 37
Perella Weinberg Partners 5,224 111
Performant Financial Corp.(Æ) 5,809 45
Phillips Edison & Co., Inc.(ö) 10,633 365
Piedmont Office Realty Trust, Inc. Class
A(ö) 10,300 93
Pioneer Bancorp, Inc.(Æ) 932 12
Piper Sandler Cos. 1,476 512
PJT Partners, Inc. Class A 1,934 344
Plumas Bancorp 516 22
Plymouth Industrial REIT, Inc.(ö) 3,400 76
Ponce Financial Group, Inc.(Æ) 1,629 24
Postal Realty Trust, Inc. Class A(ö) 1,858 29
PotlatchDeltic Corp.(ö) 6,595 269
PRA Group, Inc.(Æ) 3,270 50
Preferred Bank 1,031 93
Primis Financial Corp. 1,744 18
Princeton Bancorp, Inc. 439 14
ProAssurance Corp.(Æ) 4,232 102
Progyny, Inc.(Æ) 6,438 139
Provident Financial Services, Inc.(Æ) 12,162 226
QCR Holdings, Inc. 1,370 104
Radian Group, Inc. 11,436 414
RBB Bancorp 1,400 26
RE/MAX Holdings, Inc. Class A(Æ) 1,517 14
Ready Capital Corp.(ö) 13,807 53
Real Brokerage, Inc. (The)(Æ) 8,785 37
Red River Bancshares, Inc. 391 25
Redwood Trust, Inc.(ö) 11,013 64
Regional Management Corp. 768 30
Remitly Global, Inc.(Æ) 14,324 233
Renasant Corp. 7,934 293
Republic Bancorp, Inc. Class A 694 50
Resolute Holdings Management, Inc.(Æ) 352 25
Rhinebeck Bancorp, Inc.(Æ) 374 4
Richmond Mutual BanCorp, Inc. 754 11
Rithm Property Trust, Inc.(ö) 3,488 9
Riverview Bancorp, Inc. 1,693 9
RLJ Lodging Trust(ö) 12,302 89
RMR Group, Inc. (The) Class A 1,286 20

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 83
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Root, Inc. Class A(Æ) 966 86
Ryman Hospitality Properties, Inc.(ö) 5,211 467
S&T Bancorp, Inc. 3,169 119
Sabra Health Care REIT, Inc.(ö) 20,008 373
Safehold, Inc.(ö) 4,653 72
Safety Insurance Group, Inc. 1,222 86
Saul Centers, Inc.(ö) 1,020 33
SB Financial Group, Inc. 492 9
Seacoast Banking Corp. of Florida 7,141 217
Seaport Entertainment Group, Inc.(Æ) 618 14
Security National Financial Corp. Class
A(Æ) 1,280 11
Selective Insurance Group, Inc. 5,111 414
Selectquote, Inc.(Æ) 11,385 22
Service Properties Trust(ö) 12,806 35
ServisFirst Bancshares, Inc. 4,342 350
Seven Hills Realty Trust(ö) 1,206 12
Shore Bancshares, Inc. 2,557 42
Siebert Financial Corp.(Æ) 1,171 3
Sierra Bancorp 1,040 30
Sila Realty Trust, Inc.(ö) 4,611 116
Silvercrest Asset Management Group, Inc.
Class A 664 10
Simmons First National Corp. Class A 11,925 229
SiriusPoint, Ltd.(Æ) 8,493 154
SITE Centers Corp.(ö) 4,160 37
Sky Harbour Group Corp.(Æ) 1,762 17
Skyward Specialty Insurance Group, Inc.
(Æ) 2,962 141
SL Green Realty Corp.(ö) 6,047 362
Slide Insurance Holdings, Inc.(Æ) 2,293 36
SmartFinancial, Inc. 1,204 43
Smartstop Self Storage REIT, Inc.(ö) 2,677 101
Sound Financial Bancorp, Inc. 177 8
South Plains Financial, Inc. 1,066 41
Southern First Bancshares, Inc.(Æ) 644 28
Southern Missouri Bancorp, Inc. 801 42
Southside Bancshares, Inc. 2,396 68
Spire Global, Inc.(Æ) 2,273 25
SR Bancorp, Inc. 652 10
St. Joe Co. (The) 3,156 156
Stellar Bancorp, Inc. 3,898 118
StepStone Group, Inc. Class A 5,863 383
Stewart Information Services Corp. 2,304 169
Stock Yards Bancorp, Inc. 2,180 153
StoneX Group, Inc.(Æ) 3,858 389
Stratus Properties, Inc.(Æ) 553 12
Strawberry Fields REIT, Inc.(ö) 598 7
Summit Hotel Properties, Inc.(ö) 9,096 50
Sunrise Realty Trust, Inc.(ö) 842 9
Sunstone Hotel Investors, Inc.(ö) 15,967 150
SWK Holdings Corp. 252 4
Tanger, Inc.(ö) 9,406 318
Target Hospitality Corp. Class A(Æ) 2,662 23
Tejon Ranch Co.(Æ) 1,743 28
TeraWulf, Inc.(Æ) 24,369 278
Terreno Realty Corp.(ö) 8,628 490
Texas Capital Bancshares, Inc.(Æ) 3,822 323
Third Coast Bancshares, Inc.(Æ) 1,066 40
Timberland Bancorp, Inc. 618 21
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Tiptree, Inc. Class A 1,950 37
Tompkins Financial Corp. 1,117 74
Towne Bank 6,171 213
TPG RE Finance Trust, Inc.(ö) 5,677 49
Transcontinental Realty Investors, Inc.(Æ)
(ö) 157 7
TriCo Bancshares 2,536 113
Triumph Financial, Inc.(Æ) 1,909 96
Trupanion, Inc.(Æ) 3,074 133
TrustCo Bank Corp. 1,542 56
Trustmark Corp. 4,707 186
Two Harbors Investment Corp.(ö) 8,651 85
UMB Financial Corp. 6,121 724
UMH Properties, Inc.(ö) 6,688 99
Union Bankshares, Inc. 301 7
United Bankshares, Inc. 11,903 443
United Community Banks, Inc. 10,509 329
United Fire Group, Inc. 1,744 53
United Insurance Holdings Corp. 2,025 23
United Security Bancshares 1,147 11
Unity Bancorp, Inc. 606 30
Universal Health Realty Income Trust(ö) 1,068 42
Universal Insurance Holdings, Inc. 2,107 55
Univest Financial Corp. 2,388 72
Upstart Holdings, Inc.(Æ) 7,081 360
Urban Edge Properties(ö) 10,704 219
Valley National Bancorp 40,797 432
Value Line, Inc. 65 3
Velocity Financial, Inc.(Æ) 928 17
Veris Residential, Inc.(ö) 6,543 99
Veritex Holdings, Inc. 4,390 147
Vestis Corp. 9,558 43
Victory Capital Holdings, Inc. Class A 3,668 238
Virginia National Bankshares Corp. 394 15
Virtus Investment Partners, Inc. 545 104
Vroom, Inc.(Æ) 89 2
Walker & Dunlop, Inc. 2,773 232
Washington Federal, Inc. 6,668 202
Washington Trust Bancorp, Inc. 1,595 46
Waterstone Financial, Inc. 1,309 20
WesBanco, Inc. 7,958 254
West BanCorp, Inc. 1,252 25
Westamerica BanCorp 2,106 105
Western New England Bancorp, Inc. 1,523 18
Westwood Holdings Group, Inc. 617 10
Whitestone REIT Class B(ö) 3,739 46
WisdomTree, Inc. 9,970 139
World Acceptance Corp.(Æ) 223 38
WSFS Financial Corp. 4,807 259
Xenia Hotels & Resorts, Inc.(ö) 8,425 116
56,828
Health Care - 15.1%
10X Genomics, Inc. Class A(Æ) 9,013 105
4D Molecular Therapeutics, Inc.(Æ) 3,326 29
89Bio, Inc.(Æ) 10,338 152
Aardvark Therapeutics, Inc.(Æ) 469 6
Abeona Therapeutics, Inc.(Æ) 3,618 19
Absci Corp.(Æ) 11,021 33
Acadia Pharmaceuticals, Inc.(Æ) 10,464 223

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Accuray, Inc.(Æ) 8,401 14
Aclaris Therapeutics, Inc.(Æ) 7,518 14
Actuate Therapeutics, Inc.(Æ) 487 3
AdaptHealth Corp.(Æ) 8,561 77
Adaptive Biotechnologies Corp.(Æ) 12,378 185
ADC Therapeutics SA(Æ) 6,000 24
Addus HomeCare Corp.(Æ) 1,504 177
ADMA Biologics, Inc.(Æ) 19,486 286
agilon health, Inc.(Æ) 25,566 26
Agios Pharmaceuticals, Inc.(Æ) 4,678 188
Akebia Therapeutics, Inc.(Æ) 20,707 57
Akero Therapeutics, Inc.(Æ) 5,878 279
Aldeyra Therapeutics, Inc.(Æ) 4,494 23
Alector, Inc.(Æ) 6,602 20
Alignment Healthcare, Inc.(Æ) 12,531 219
Alkermes PLC(Æ) 13,641 409
Allogene Therapeutics, Inc.(Æ) 12,559 16
Alpha Teknova, Inc.(Æ) 899 6
Alphatec Holdings, Inc.(Æ) 9,609 140
Altimmune, Inc.(Æ) 6,410 24
Alumis, Inc.(Æ) 4,689 19
Amicus Therapeutics, Inc.(Æ) 23,063 182
Amneal Pharmaceuticals, Inc.(Æ) 12,464 125
Amphastar Pharmaceuticals, Inc.(Æ) 3,075 82
Amylyx Pharmaceuticals, Inc.(Æ) 5,745 78
AnaptysBio, Inc.(Æ) 1,615 49
Anavex Life Sciences Corp.(Æ) 6,924 62
AngioDynamics, Inc.(Æ) 3,216 36
ANI Pharmaceuticals, Inc.(Æ) 1,506 138
Anika Therapeutics, Inc.(Æ) 1,032 10
Annexon, Inc.(Æ) 7,931 24
Anteris Technologies Global Corp.(Æ) 2,841 13
Apogee Therapeutics, Inc.(Æ) 2,754 109
Aquestive Therapeutics, Inc.(Æ) 7,126 40
Arbutus Biopharma Corp.(Æ) 12,539 57
Arcellx, Inc.(Æ) 2,880 236
Arcturus Therapeutics Holdings, Inc.(Æ) 2,096 39
Arcus Biosciences, Inc.(Æ) 5,710 78
Arcutis Biotherapeutics, Inc.(Æ) 8,872 167
Ardelyx, Inc.(Æ) 19,546 108
Ardent Health Partners, Inc.(Æ) 1,920 25
ArriVent Biopharma, Inc.(Æ) 2,068 38
Arrowhead Pharmaceuticals, Inc.(Æ) 10,146 350
ARS Pharmaceuticals, Inc.(Æ) 4,955 50
Artara Therapeutics, Inc.(Æ) 2,676 12
Artivion, Inc.(Æ) 3,158 134
Arvinas, Inc.(Æ) 5,434 46
Astrana Health, Inc.(Æ) 3,380 96
Astria Therapeutics, Inc.(Æ) 3,540 26
Atea Pharmaceuticals, Inc.(Æ) 6,349 18
Atlantic International Corp.(Æ) 891 3
AtriCure, Inc.(Æ) 4,008 141
aTyr Pharma, Inc.(Æ) 7,205 5
Aura Biosciences, Inc.(Æ) 3,675 23
Aurinia Pharmaceuticals, Inc.(Æ) 9,756 108
Avadel Pharmaceuticals PLC(Æ) 7,400 113
Avanos Medical, Inc.(Æ) 3,712 43
Aveanna Healthcare Holdings, Inc.(Æ) 3,828 34
Avidity Biosciences, Inc.(Æ) 8,743 381
Avita Medical, Inc.(Æ) 2,200 11
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Axogen, Inc.(Æ) 3,635 65
Axsome Therapeutics, Inc.(Æ) 3,397 413
Azenta, Inc.(Æ) 3,381 97
Beam Therapeutics, Inc.(Æ) 8,034 195
Benitec Biopharma, Inc.(Æ) 1,198 17
Beta Bionics, Inc.(Æ) 3,274 65
Bicara Therapeutics, Inc.(Æ) 2,834 45
BioAge Labs, Inc.(Æ) 1,965 12
BioCryst Pharmaceuticals, Inc.(Æ) 17,350 132
Biohaven, Ltd.(Æ) 7,493 112
BioLife Solutions, Inc.(Æ) 3,142 80
Biote Corp. Class A(Æ) 2,415 7
Bioventus, Inc. Class A(Æ) 3,820 26
BridgeBio Pharma, Inc.(Æ) 13,181 685
Bright Minds Biosciences, Inc.(Æ) 381 23
BrightSpring Health Services, Inc.(Æ) 8,042 238
Brookdale Senior Living, Inc. Class A(Æ) 19,016 161
Butterfly Network, Inc.(Æ) 15,909 31
Candel Therapeutics, Inc.(Æ) 3,258 17
Capricor Therapeutics, Inc.(Æ) 3,188 23
CapsoVision, Inc.(Æ) 489 2
Cardiff Oncology, Inc.(Æ) 5,135 11
CareDx, Inc.(Æ) 4,515 66
Carlsmed, Inc.(Æ) 582 8
Cartesian Therapeutics, Inc.(Æ) 767 8
Castle Biosciences, Inc.(Æ) 2,353 54
Catalyst Pharmaceuticals, Inc.(Æ) 9,733 192
Celcuity, Inc.(Æ) 2,468 122
Celldex Therapeutics, Inc.(Æ) 5,425 140
Ceribell, Inc.(Æ) 2,064 24
Cerus Corp.(Æ) 15,297 24
CG Oncology, Inc.(Æ) 4,628 186
ChromaDex Corp.(Æ) 4,325 40
Cidara Therapeutics, Inc.(Æ) 1,393 133
ClearPoint Neuro, Inc.(Æ) 2,158 47
Clover Health Investments Corp.(Æ) 33,443 102
Cogent Biosciences, Inc.(Æ) 11,131 160
Coherus BioSciences, Inc.(Æ) 8,784 14
Collegium Pharmaceutical, Inc.(Æ) 2,654 93
Community Health Systems, Inc.(Æ) 10,757 35
Compass Therapeutics, Inc.(Æ) 7,592 27
Computer Programs & Systems, Inc.(Æ) 827 17
Concentra Group Holdings Parent, Inc. 9,828 206
CONMED Corp. 2,582 121
CorMedix, Inc.(Æ) 5,932 69
CorVel Corp.(Æ) 2,412 187
Corvus Pharmaceuticals, Inc.(Æ) 4,970 37
Crinetics Pharmaceuticals, Inc.(Æ) 7,595 316
CRISPR Therapeutics AG(Æ) 6,966 451
Cullinan Oncology, Inc.(Æ) 4,225 25
CVRx, Inc.(Æ) 1,331 11
Cytek Biosciences, Inc.(Æ) 9,739 34
Cytokinetics, Inc.(Æ) 9,816 539
Day One Biopharmaceuticals, Inc.(Æ) 5,962 42
Definitive Healthcare Corp.(Æ) 2,936 12
Delcath Systems, Inc.(Æ) 2,495 27
Denali Therapeutics, Inc.(Æ) 10,970 159
Design Therapeutics, Inc.(Æ) 2,618 20
DiaMedica Therapeutics, Inc.(Æ) 2,671 18
Dianthus Therapeutics, Inc.(Æ) 1,618 64

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 85
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Disc Medicine, Inc.(Æ) 2,041 135
DocGo, Inc.(Æ) 7,545 10
Dynavax Technologies Corp.(Æ) 8,715 87
Dyne Therapeutics, Inc.(Æ) 9,352 118
Edgewise Therapeutics, Inc.(Æ) 6,043 98
Editas Medicine, Inc.(Æ) 6,990 24
Electomed, Inc.(Æ) 571 14
Eledon Pharmaceuticals, Inc.(Æ) 4,854 13
Embecta Corp. 4,848 68
Emergent BioSolutions, Inc.(Æ) 4,470 39
Enanta Pharmaceuticals, Inc.(Æ) 1,670 20
Enhabit, Inc.(Æ) 4,105 33
Enliven Therapeutics, Inc.(Æ) 3,580 73
Enovis Corp. Class W(Æ) 4,736 144
Ensign Group, Inc. (The) 4,732 818
Entrada Therapeutics, Inc.(Æ) 2,329 14
Erasca, Inc.(Æ) 14,378 31
Esperion Therapeutics, Inc.(Æ) 16,539 44
ETON Pharmaceuticals, Inc.(Æ) 2,123 46
Evolus, Inc.(Æ) 4,922 30
EyePoint Pharmaceuticals, Inc.(Æ) 5,135 73
Fate Therapeutics, Inc.(Æ) 9,008 11
Fennec Pharmaceuticals, Inc.(Æ) 1,942 18
Fluidigm Corp.(Æ) 24,793 32
Foghorn Therapeutics Inc.(Æ) 2,713 13
Fortrea Holdings, Inc.(Æ) 7,566 64
Fulcrum Therapeutics, Inc.(Æ) 4,423 41
Fulgent Genetics, Inc.(Æ) 1,737 39
GeneDx Holdings Corp.(Æ) 1,555 168
Geron Corp.(Æ) 50,283 69
Ginkgo Bioworks Holdings, Inc.(Æ) 3,220 47
Glaukos Corp.(Æ) 4,703 384
Gossamer Bio, Inc.(Æ) 15,731 41
GRAIL, Inc.(Æ) 2,605 154
Greenwich LifeSciences, Inc.(Æ) 505 5
Guardant Health, Inc.(Æ) 10,062 629
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,676 44
Gyre Therapeutics, Inc.(Æ) 1,124 8
Haemonetics Corp.(Æ) 4,176 204
Harmony Biosciences Holdings, Inc.(Æ) 3,623 100
Harrow Health, Inc.(Æ) 2,614 126
Health Catalyst, Inc.(Æ) 5,602 16
HealthEquity, Inc.(Æ) 7,185 681
Heron Therapeutics, Inc.(Æ) 12,671 16
Humacyte, Inc.(Æ) 10,381 18
ICU Medical, Inc.(Æ) 2,030 244
IDEAYA Biosciences, Inc.(Æ) 6,940 189
ImmunityBio, Inc.(Æ) 19,053 47
Immunome, Inc.(Æ) 6,482 76
Immunovant, Inc.(Æ) 5,659 91
Indivior PLC(Æ) 10,206 246
Inhibikase Therapeutics, Inc.(Æ) 5,009 8
Inhibrx Biosciences, Inc.(Æ) 751 25
INmune Bio, Inc.(Æ) 1,383 3
InnovAge Holding Corp.(Æ) 1,676 9
Innoviva, Inc.(Æ) 5,215 95
Inogen, Inc.(Æ) 1,970 16
Integer Holdings Corp.(Æ) 2,900 300
Integra LifeSciences Holdings Corp.(Æ) 5,555 80
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Intellia Therapeutics, Inc.(Æ) 8,543 148
Iovance Biotherapeutics, Inc.(Æ) 21,234 46
iRadimed Corp. 674 48
iRhythm Technologies, Inc.(Æ) 2,677 460
Ironwood Pharmaceuticals, Inc. Class A(Æ) 13,252 17
Jade Biosciences, Inc. 2,686 23
Janux Therapeutics, Inc.(Æ) 3,261 80
Joint Corp. (The)(Æ) 1,249 12
Journey Medical Corp.(Æ) 1,005 7
KalVista Pharmaceuticals, Inc.(Æ) 3,127 38
KemPharm, Inc.(Æ) 4,495 43
Keros Therapeutics, Inc.(Æ) 2,797 44
Kestra Medical Technologies, Ltd.(Æ) 1,089 26
Kodiak Sciences, Inc.(Æ) 2,711 44
Korro Bio, Inc.(Æ) 549 26
KORU Medical Systems, Inc.(Æ) 3,518 13
Krystal Biotech, Inc.(Æ) 2,071 366
Kura Oncology, Inc.(Æ) 6,550 58
Kymera Therapeutics, Inc.(Æ) 4,319 244
Lantheus Holdings, Inc.(Æ) 5,850 300
Larimar Therapeutics, Inc.(Æ) 3,506 11
LeMaitre Vascular, Inc. 1,729 151
LENZ Therapeutics, Inc.(Æ) 1,474 69
Lexeo Therapeutics, Inc.(Æ) 1,978 13
Lifecore Biomedical, Inc.(Æ) 2,286 17
LifeStance Health Group, Inc.(Æ) 10,975 60
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,598 283
Liquidia Corp.(Æ) 5,319 121
LivaNova PLC(Æ) 4,580 240
Lucid Diagnostics, Inc.(Æ) 5,733 6
Madrigal Pharmaceuticals, Inc.(Æ) 1,569 720
MannKind Corp.(Æ) 25,079 135
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 10,110 29
MaxCyte, Inc.(Æ) 8,376 13
Maze Therapeutics, Inc.(Æ) 1,666 43
MBX Biosciences, Inc.(Æ) 1,412 25
MediWound, Ltd.(Æ) 639 12
MeiraGTx Holdings PLC(Æ) 3,452 28
Merit Medical Systems, Inc.(Æ) 4,916 409
Metsera, Inc.(Æ) 4,561 239
MiMedx Group, Inc.(Æ) 9,802 68
Mind Medicine (MindMed), Inc.(Æ) 6,239 74
Mineralys Therapeutics, Inc.(Æ) 3,241 123
Mirum Pharmaceuticals, Inc.(Æ) 3,458 253
Monopar Therapeutics, Inc.(Æ) 337 28
Monte Rosa Therapeutics, Inc.(Æ) 3,863 29
Multiplan Corp.(Æ) 638 34
Myomo, Inc.(Æ) 2,696 2
Myriad Genetics, Inc.(Æ) 7,541 55
Nano-X Imaging, Ltd. Class X(Æ) 5,322 20
National HealthCare Corp. 1,052 128
Neogen Corp.(Æ) 18,116 103
NeoGenomics, Inc.(Æ) 10,686 82
Neurogene, Inc.(Æ) 815 14
Neuronetics, Inc.(Æ) 2,995 8
NeuroPace, Inc.(Æ) 1,991 21
Nkarta, Inc.(Æ) 4,430 9
Novavax, Inc.(Æ) 12,402 108
Novocure, Ltd.(Æ) 8,416 109

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Nurix Therapeutics, Inc.(Æ) 6,244 58
Nuvalent, Inc. Class A(Æ) 3,615 313
Nuvation Bio, Inc.(Æ) 20,671 76
Nuvectis Pharma, Inc.(Æ) 1,066 6
Ocular Therapeutix, Inc.(Æ) 11,643 136
Olema Pharmaceuticals, Inc.(Æ) 4,933 48
Omada Health, Inc.(Æ) 789 17
Omeros Corp.(Æ) 5,457 22
Omnicell, Inc.(Æ) 3,860 118
Oncology Institute, Inc. (The)(Æ) 4,889 17
OPKO Health, Inc.(Æ) 34,690 54
Option Care Health, Inc.(Æ) 13,853 385
Oranogenesis Holdings, Inc.(Æ) 5,657 24
OraSure Technologies, Inc.(Æ) 6,228 20
ORIC Pharmaceuticals, Inc.(Æ) 4,974 60
Orthofix Medical, Inc.(Æ) 3,214 47
OrthoPediatrics Corp.(Æ) 1,402 26
Oruka Therapeutics, Inc.(Æ) 2,253 43
Oscar Health, Inc. Class A(Æ) 16,651 315
Outset Medical, Inc.(Æ) 1,468 21
Owens & Minor, Inc.(Æ) 6,246 30
Pacific Biosciences of California, Inc.(Æ) 22,871 29
Pacira BioSciences, Inc.(Æ) 3,813 98
PACS Group, Inc.(Æ) 3,649 50
Palvella Therapeutics, Inc.(Æ) 568 36
Pediatrix Medical Group, Inc.(Æ) 7,071 118
Pennant Group, Inc. (The)(Æ) 2,806 71
Personalis, Inc.(Æ) 4,153 27
Perspective Therapeutics, Inc.(Æ) 4,936 17
Phathom Pharmaceuticals, Inc.(Æ) 3,497 41
Phibro Animal Health Corp. Class A 1,694 69
Phreesia, Inc.(Æ) 4,814 113
Praxis Precision Medicines, Inc.(Æ) 1,475 78
Precigen, Inc.(Æ) 12,425 41
Premier, Inc. Class A 7,071 197
Prestige Brands Holdings, Inc.(Æ) 4,162 260
Prime Medicine, Inc.(Æ) 6,345 35
Privia Health Group, Inc.(Æ) 9,674 241
PROCEPT BioRobotics Corp.(Æ) 4,352 155
Protagonist Therapeutics, Inc.(Æ) 4,889 325
Protalix BioTherapeutics, Inc.(Æ) 5,776 13
Prothena Corp. PLC(Æ) 3,211 31
PTC Therapeutics, Inc.(Æ) 6,530 401
Pulmonx Corp.(Æ) 3,164 5
Pulse Biosciences, Inc.(Æ) 1,468 26
Puma Biotechnology, Inc.(Æ) 3,514 19
Pursuit Attractions and Hospitality, Inc.(Æ) 1,759 64
Quanterix Corp.(Æ) 3,375 18
Quantum-Si, Inc.(Æ) 11,683 16
QuidelOrtho Corp.(Æ) 5,617 165
RadNet, Inc.(Æ) 5,746 438
Rapport Therapeutics, Inc.(Æ) 1,454 43
Recursion Pharmaceuticals, Inc. Class A(Æ) 31,427 153
REGENXBIO, Inc.(Æ) 3,875 37
Relay Therapeutics, Inc.(Æ) 10,968 57
Replimune Group, Inc.(Æ) 5,452 23
Rezolute, Inc.(Æ) 6,520 61
Rhythm Pharmaceuticals, Inc.(Æ) 4,399 444
Rigel Pharmaceuticals, Inc.(Æ) 1,459 41
Rocket Pharmaceuticals, Inc.(Æ) 6,947 23
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
RxSight, Inc.(Æ) 3,082 28
Sana Biotechnology, Inc.(Æ) 11,051 39
Sanara Medtech, Inc.(Æ) 252 8
SANUWAVE Health, Inc.(Æ) 581 22
Savara, Inc.(Æ) 10,480 37
SBC Medical Group Holdings, Inc.(Æ) 468 2
Scholar Rock Holding Corp.(Æ) 6,822 254
Schrodinger, Inc.(Æ) 4,664 94
scPharmaceuticals, Inc.(Æ) 2,835 16
Select Medical Holdings Corp. 9,264 119
SELLAS Life Sciences Group, Inc.(Æ) 7,905 13
Semler Scientific, Inc.(Æ) 1,011 30
Septerna, Inc.(Æ) 1,770 33
Shoulder Innovations, Inc.(Æ) 408 5
SI-BONE, Inc.(Æ) 3,146 46
SIGA Technologies, Inc. 3,402 31
Sionna Therapeutics, Inc.(Æ) 1,022 30
Soleno Therapeutics, Inc.(Æ) 3,577 242
Solid Biosciences Inc.(Æ) 5,468 34
Sonida Senior Living, Inc.(Æ) 455 13
Spyre Therapeutics, Inc.(Æ) 4,131 69
STAAR Surgical Co.(Æ) 4,135 111
Stereotaxis, Inc.(Æ) 4,743 15
Stoke Therapeutics, Inc.(Æ) 3,777 89
Supernus Pharmaceuticals, Inc.(Æ) 4,541 217
Surgery Partners, Inc.(Æ) 6,407 139
Surmodics, Inc.(Æ) 1,153 34
Syndax Pharmaceuticals, Inc.(Æ) 7,058 109
Tactile Systems Technology, Inc.(Æ) 1,943 27
Talkspace, Inc.(Æ) 12,127 33
Tandem Diabetes Care, Inc.(Æ) 5,538 67
Tango Therapeutics, Inc.(Æ) 6,352 53
Tarsus Pharmaceuticals, Inc.(Æ) 3,285 195
Taysha Gene Therapies, Inc.(Æ) 18,157 59
Tectonic Therapeutic, Inc.(Æ) 910 14
Teladoc Health, Inc.(Æ) 14,567 113
Terns Pharmaceuticals, Inc.(Æ) 5,989 45
Tevogen Bio Holdings, Inc.(Æ) 2,347 2
TG Therapeutics, Inc.(Æ) 12,208 441
Theravance Biopharma, Inc.(Æ) 3,136 46
Tonix Pharmaceuticals Holding Corp.(Æ) 740 18
Tourmaline Bio, Inc.(Æ) 1,577 75
TransMedics Group, Inc.(Æ) 2,791 313
Travere Therapeutics, Inc.(Æ) 7,302 175
Treace Medical Concepts, Inc.(Æ) 3,950 26
Trevi Therapeutics, Inc.(Æ) 7,363 67
TriSalus Life Sciences, Inc.(Æ) 1,321 6
TuHURA Biosciences, Inc.(Æ) 2,127 5
Tvardi Therapeutics, Inc.(Æ) 391 15
Twist Bioscience Corp.(Æ) 4,898 138
Tyra Biosciences, Inc.(Æ) 1,995 28
UFP Technologies, Inc.(Æ) 623 124
Upstream Bio, Inc.(Æ) 2,887 54
UroGen Pharma, Ltd.(Æ) 3,056 61
US Physical Therapy, Inc. 1,249 106
Utah Medical Products, Inc. 256 16
Vanda Pharmaceuticals, Inc.(Æ) 4,615 23
Varex Imaging Corp.(Æ) 3,399 42
Vaxcyte, Inc.(Æ) 9,799 353
Vera Therapeutics, Inc.(Æ) 4,263 124

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 87
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Veracyte, Inc.(Æ) 6,584 226
Verastem, Inc.(Æ) 3,759 33
Vericel Corp.(Æ) 4,174 131
Viemed Healthcare, Inc.(Æ) 2,886 20
Vir Biotechnology, Inc.(Æ) 7,377 42
Viridian Therapeutics, Inc.(Æ) 5,897 127
Voyager Therapeutics, Inc.(Æ) 3,858 18
WaVe Life Sciences, Ltd.(Æ) 9,284 68
Waystar Holding Corp.(Æ) 9,379 356
Xencor, Inc.(Æ) 5,835 68
Xenon Pharmaceuticals, Inc.(Æ) 6,380 256
Xeris Biopharma Holdings, Inc.(Æ) 12,904 105
XOMA Corp.(Æ) 778 30
Zenas Biopharma, Inc.(Æ) 1,345 30
Zimvie, Inc.(Æ) 2,271 43
Zymeworks, Inc.(Æ) 4,062 69
36,854
Materials and Processing - 7.0%
AdvanSix, Inc. 2,176 42
Airjoule Technologies Corp.(Æ) 1,780 8
A-Mark Precious Metals, Inc. 1,573 41
American Battery Technology Co.(Æ) 6,721 33
American Vanguard Corp.(Æ) 2,158 12
American Woodmark Corp.(Æ) 1,217 81
Apogee Enterprises, Inc. 1,754 76
Ardagh Metal Packaging SA 11,556 46
Aspen Aerogels, Inc.(Æ) 5,492 38
Avient Corp. 7,734 255
Balchem Corp. 2,755 413
Belden, Inc. 3,334 401
Boise Cascade Co. 3,161 244
BrightView Holdings, Inc. 6,165 83
Cabot Corp. 4,564 347
Caledonia Mining Corp. PLC 1,366 50
Calumet, Inc.(Æ) 5,713 104
Century Aluminum Co.(Æ) 4,443 130
Chemours Co. (The) 12,672 201
Clearwater Paper Corp.(Æ) 1,309 27
Codexis, Inc.(Æ) 6,781 17
Coeur Mining, Inc.(Æ) 54,014 1,013
Commercial Metals Co. 9,563 548
Compass Minerals International, Inc.(Æ) 2,867 55
CompX International, Inc. 127 3
Constellium SE(Æ) 11,972 178
Contango ORE, Inc.(Æ) 708 18
Core Molding Technologies, Inc.(Æ) 702 14
Critical Metals Corp.(Æ) 2,667 17
Dakota Gold Corp.(Æ) 7,129 32
Eastern Co. (The) 476 11
Ecovyst, Inc.(Æ) 9,877 87
EVI Industries, Inc. 419 13
Fabrinet(Æ) 3,048 1,111
Ferroglobe PLC 9,902 45
Friedman Industries, Inc. 551 12
FutureFuel Corp. 2,086 8
Gibraltar Industries, Inc.(Æ) 2,473 155
Global Industrial Co. 1,189 44
Greif, Inc. Class A 2,100 126
Greif, Inc. Class B 385 24
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Griffon Corp. 3,250 248
H.B. Fuller Co. 4,601 273
Hawkins, Inc. 1,634 299
Healthcare Services Group, Inc.(Æ) 6,041 102
Hecla Mining Co. 50,609 612
Hudson Technologies, Inc.(Æ) 3,224 32
Idaho Strategic Resources, Inc.(Æ) 1,040 35
Ingevity Corp.(Æ) 3,022 167
Innospec, Inc. 2,081 161
Installed Building Products, Inc. 1,978 488
Insteel Industries, Inc. 1,548 59
Interface, Inc. Class A 4,804 139
Intrepid Potash, Inc.(Æ) 892 27
Ivanhoe Electric, Inc.(Æ) 7,108 89
JELD-WEN Holding, Inc.(Æ) 7,043 35
Kaiser Aluminum Corp. 1,332 103
Karat Packaging, Inc. 719 18
Knife River Corp.(Æ) 4,813 370
Koppers Holdings, Inc. 1,600 45
Kronos Worldwide, Inc. 1,808 10
LB Foster Co. Class A(Æ) 847 23
LSB Industries, Inc.(Æ) 4,460 35
LSI Industries, Inc. 2,205 52
MAC Copper, Ltd.(Æ) 5,912 72
Magnera Corp.(Æ) 2,758 32
Masterbrand, Inc.(Æ) 10,526 139
Mativ Holdings, Inc. 4,476 51
Minerals Technologies, Inc. 2,647 164
Modine Manufacturing Co.(Æ) 4,421 629
MRC Global, Inc.(Æ) 7,061 102
Mueller Water Products, Inc. Class A 13,128 335
Myers Industries, Inc. 3,075 52
NioCorp Developments, Ltd.(Æ) 5,845 39
NL Industries, Inc. 698 4
Northwest Pipe Co.(Æ) 804 43
NovaGold Resources, Inc.(Æ) 25,998 229
O-I Glass, Inc. (Æ) 12,738 165
Oil-Dri Corp. of America 821 50
Olympic Steel, Inc. 820 25
Omega Flex, Inc. 295 9
OPENLANE, Inc.(Æ) 8,947 258
Orion SA 4,596 35
Perimeter Solutions, Inc.(Æ) 11,709 262
Perpetua Resources Corp.(Æ) 6,440 130
Quaker Chemical Corp. 1,158 153
Ranpak Holdings Corp.(Æ) 3,890 22
Rayonier Advanced Materials, Inc.(Æ) 5,339 39
Resideo Technologies, Inc.(Æ) 11,816 510
Rogers Corp.(Æ) 1,540 124
Rush Enterprises, Inc. Class A 5,186 277
ScanSource, Inc.(Æ) 1,806 79
Sensient Technologies Corp. 3,558 334
Smith-Midland Corp.(Æ) 226 8
SPX Technologies, Inc.(Æ) 4,068 760
SSR Mining, Inc.(Æ) 17,135 418
Stepan Co. 1,786 85
Sylvamo Corp. 2,850 126
Tecnoglass, Inc. 2,016 135
ThredUp, Inc. Class A(Æ) 7,536 71
TimkenSteel Corp.(Æ) 3,041 50

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Titan America SA(Æ) 2,014 30
Tredegar Corp.(Æ) 2,212 18
TriMas Corp. 2,752 106
Trinseo PLC 2,820 7
Tronox Holdings PLC Class A 9,902 40
U.S. GoldMining Inc.(Æ) 135 2
UFP Industries, Inc. 5,095 476
United States Lime & Minerals, Inc. 897 118
US Gold Corp.(Æ) 912 15
Valhi, Inc. 201 3
Virco Mfg. Corp. 912 7
Vox Royalty Corp. 3,322 14
VSE Corp. 1,708 284
Worthington Industries, Inc. 2,606 145
Worthington Steel, Inc. 2,722 83
16,949
Producer Durables - 16.4%
908 Devices, Inc.(Æ) 2,268 20
AAR Corp.(Æ) 3,004 269
ABM Industries, Inc. 5,209 240
Acacia Research Corp.(Æ) 2,833 9
ACCO Brands Corp. 7,239 29
Adient PLC(Æ) 6,975 168
Advantage Solutions, Inc.(Æ) 7,806 12
Aebi Schmidt Holding AG 3,115 39
AeroVironment, Inc.(Æ) 2,692 848
Aeva Technologies, Inc.(Æ) 2,538 37
Alamo Group, Inc. 857 164
Alarm.com Holdings, Inc.(Æ) 4,001 212
Albany International Corp. Class A 2,504 133
Alight, Inc. Class A 35,732 116
Allegiant Travel Co. Class A(Æ) 1,197 73
Allient, Inc. 1,194 53
Alta Equipment Group, Inc. 1,683 12
American Superconductor Corp.(Æ) 3,740 222
AMN Healthcare Services, Inc.(Æ) 3,175 61
Amprius Technologies, Inc.(Æ) 7,720 81
ArcBest Corp. 1,912 134
Arcosa, Inc. 4,087 383
Ardmore Shipping Corp. 2,858 34
Argan, Inc. 1,118 302
Arhaus, Inc.(Æ) 4,241 45
Ascent Industries Co.(Æ) 659 8
ASGN, Inc.(Æ) 3,546 168
Astec Industries, Inc. 1,896 91
Astronics Corp.(Æ) 2,507 114
AZZ, Inc. 2,498 273
Badger Meter, Inc. 2,497 446
Barrett Business Services, Inc. 2,063 91
Beyond Meat, Inc.(Æ) 6,101 12
Bloom Energy Corp. Class A(Æ) 18,086 1,530
Blue Bird Corp.(Æ) 2,671 154
Bowman Consulting Group, Ltd.(Æ) 1,164 49
Brink's Co. (The) 3,589 419
Bristow Group, Inc.(Æ) 2,357 85
Cactus, Inc. Class A 5,767 228
Casella Waste Systems, Inc. Class A(Æ) 5,288 502
CBIZ, Inc.(Æ) 4,343 230
CECO Environmental Corp.(Æ) 2,417 124
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Centuri Holdings, Inc.(Æ) 6,023 128
Chart Industries, Inc.(Æ) 3,816 764
Cimpress PLC(Æ) 1,244 78
Clean Energy Fuels Corp.(Æ) 14,596 38
Columbus McKinnon Corp. 2,346 34
Compass Diversified Holdings 5,567 37
CompoSecure, Inc. Class A(Æ) 3,641 76
Concrete Pumping Holdings, Inc. 1,875 13
Construction Partners, Inc. Class A(Æ) 3,922 498
CoreCivic, Inc.(Æ) 9,076 185
Costamare Bulkers Holdings, Ltd.(Æ) 714 10
Costamare, Inc. 3,668 44
Covenant Logistics Group, Inc. Class A 1,355 29
CPI Card Group, Inc.(Æ) 489 7
CRA International, Inc. 548 114
Cross Country Healthcare, Inc.(Æ) 2,592 37
CryoPort, Inc.(Æ) 4,047 38
CSW Industrials, Inc. 1,372 333
Custom Truck One Source, Inc.(Æ) 4,993 32
Deluxe Corp. 3,665 71
DHT Holdings, Inc. 10,561 126
DMC Global, Inc.(Æ) 1,605 14
Dorian LPG, Ltd. 3,080 92
Dorman Products, Inc.(Æ) 2,315 361
Ducommun, Inc.(Æ) 1,143 110
DXP Enterprises, Inc.(Æ) 1,077 128
Dycom Industries, Inc.(Æ) 2,365 690
Eastman Kodak Co.(Æ) 5,266 34
Energy Recovery, Inc.(Æ) 4,414 68
Energy Services of America Corp. 979 10
EnerSys 3,256 368
Ennis, Inc. 2,054 38
EnPro Industries, Inc. 1,779 402
Enviri Corp.(Æ) 6,301 80
ESCO Technologies, Inc. 2,188 462
EVERTEC, Inc. 5,331 180
Exponent, Inc. 4,273 297
Federal Signal Corp. 5,068 603
First Advantage Corp.(Æ) 6,562 101
FLEX LNG, Ltd.(Æ) 2,591 65
Fluor Corp.(Æ) 13,872 584
Flyexclusive, Inc.(Æ) 445 2
Flywire Corp.(Æ) 9,716 132
Forrester Research, Inc.(Æ) 948 10
Forward Air Corp.(Æ) 1,864 48
Fox Factory Holding Corp.(Æ) 3,483 85
Franklin Covey Co.(Æ) 917 18
Franklin Electric Co., Inc. 3,354 319
Frontdoor, Inc.(Æ) 6,258 421
Frontier Group Holdings, Inc.(Æ) 7,012 31
Garrett Motion, Inc. 11,532 157
GATX Corp. 3,029 529
Genco Shipping & Trading, Ltd. 3,259 58
Gencor Industries, Inc.(Æ) 857 13
GEO Group, Inc. (The)(Æ) 11,504 236
Gorman-Rupp Co. (The) 1,738 81
Granite Construction, Inc. 3,684 404
Great Lakes Dredge & Dock Corp.(Æ) 5,514 66
Green Dot Corp. Class A(Æ) 4,444 60
Greenbrier Cos., Inc. (The) 2,547 118

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 89
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Hackett Group, Inc. (The) 2,080 40
Heartland Express, Inc. 4,231 35
Heidrick & Struggles International, Inc. 1,697 84
Helios Technologies, Inc. 2,749 143
Herc Holdings, Inc. Class W 2,750 321
Hertz Global Holdings, Inc.(Æ) 9,785 67
Hillman Solutions Corp.(Æ) 16,412 151
Himalaya Shipping, Ltd. 2,470 20
HireQuest, Inc. 458 4
HNI Corp. 3,844 180
Holley, Inc.(Æ) 4,933 15
Hub Group, Inc. Class A 4,951 171
Huron Consulting Group, Inc.(Æ) 1,412 207
Hyliion Holdings Corp.(Æ) 10,731 21
Hyster-Yale, Inc. 973 36
I3 Verticals, Inc. Class A(Æ) 1,912 62
ICF International, Inc. 1,522 141
indie Semiconductor, Inc. Class A(Æ) 16,066 65
Information Services Group, Inc. 2,919 17
Insperity, Inc. 2,989 147
Integrated Electrical Services, Inc.(Æ) 756 301
International Seaways, Inc. 3,332 154
Itron, Inc.(Æ) 3,820 476
Janus International Group, Inc.(Æ) 11,236 111
JBT Marel Corp. 4,407 619
JetBlue Airways Corp.(Æ) 27,749 137
Kadant, Inc. 992 295
Kelly Services, Inc. Class A 2,513 33
Kennametal, Inc. 6,404 134
Kforce, Inc. 1,486 45
Korn Ferry 4,350 304
Kratos Defense & Security Solutions, Inc.
(Æ) 14,053 1,284
Latham Group, Inc.(Æ) 3,722 28
LCI Industries 2,073 193
Lightbridge Corp.(Æ) 1,776 38
Limbach Holdings, Inc.(Æ) 879 85
Lindsay Corp. 903 127
Liquidity Services, Inc.(Æ) 1,927 53
Lovesac Co. (The)(Æ) 1,125 19
Luminar Technologies, Inc.(Æ) 3,332 6
Luxfer Holdings PLC 2,215 31
Mama's Creations, Inc.(Æ) 2,824 30
Manitowoc Co., Inc. (The)(Æ) 2,860 29
MARA Holdings, Inc.(Æ) 31,343 572
MarketWise, Inc. 181 3
Marten Transport, Ltd. 4,833 52
Materion Corp. 1,740 210
Matson, Inc. 2,735 270
Maximus, Inc. 4,767 436
Mayville Engineering Co., Inc.(Æ) 1,179 16
Mercurity Fintech Holding Inc.(Æ) 2,650 65
Mercury Systems, Inc.(Æ) 4,368 338
Mesa Laboratories, Inc. 429 29
Methode Electronics, Inc. 2,805 21
Microvast Holdings, Inc.(Æ) 16,482 63
Miller Industries, Inc. 916 37
MillerKnoll, Inc. 5,606 99
Mirion Technologies, Inc.(Æ) 19,746 459
Mistras Group, Inc.(Æ) 1,363 13
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Mitek Systems, Inc.(Æ) 3,687 36
Montrose Environmental Group, Inc.(Æ) 2,688 74
Moog, Inc. Class A 2,368 492
MYR Group, Inc.(Æ) 1,278 266
NANO Nuclear Energy, Inc.(Æ) 2,657 102
National CineMedia, Inc. 5,310 24
National Research Corp. Class A 1,047 13
Navigator Holdings, Ltd. 2,709 42
NET Power, Inc.(Æ) 2,812 8
NEXTracker, Inc. Class A(Æ) 12,309 911
Nexxen International, Ltd.(Æ) 3,132 29
Nordic American Tankers, Ltd. 16,990 53
NuScale Power Corp.(Æ) 10,668 384
Orion Group Holdings, Inc.(Æ) 3,124 26
OSI Systems, Inc.(Æ) 1,348 336
PAM Transportation Services, Inc.(Æ) 499 6
Pangaea Logistics Solutions, Ltd. 2,470 13
Park Aerospace, Corp. 1,512 31
Park-Ohio Holdings Corp. 796 17
Payoneer Global, Inc.(Æ) 23,075 140
Paysafe, Ltd.(Æ) 2,690 35
Perma-Fix Environmental Services, Inc.(Æ) 1,433 14
Phinia, Inc. 3,267 188
Pitney Bowes, Inc. 15,206 173
Powell Industries, Inc. 801 244
Power Solutions International, Inc.(Æ) 543 53
Primoris Services Corp. 4,565 627
Priority Technology Holdings, Inc.(Æ) 2,068 14
Pro-Dex, Inc.(Æ) 175 6
Proficient Auto Logistics, Inc.(Æ) 1,955 13
PROG Holdings, Inc. 3,325 108
Proto Labs, Inc.(Æ) 1,971 99
PureCycle Technologies, Inc.(Æ) 10,760 141
Quad/Graphics, Inc. 2,397 15
Radiant Logistics, Inc.(Æ) 2,747 16
RCM Technologies, Inc.(Æ) 407 11
Red Cat Holdings, Inc.(Æ) 7,319 76
Repay Holdings Corp.(Æ) 6,448 34
Resources Connection, Inc. 2,695 14
Riot Blockchain, Inc.(Æ) 29,397 559
RXO, Inc.(Æ) 13,677 210
Ryerson Holding Corp. 2,245 51
Sabre Corp.(Æ) 30,049 55
Safe Bulkers, Inc. 4,773 21
Scorpio Tankers, Inc. 3,818 214
Sezzle, Inc.(Æ) 1,362 108
SFL Corp., Ltd. 10,050 76
Sight Sciences, Inc.(Æ) 3,421 12
Skyline Champion Corp.(Æ) 4,918 376
SkyWest, Inc.(Æ) 3,399 342
Sleep Number Corp.(Æ) 1,731 12
Solid Power, Inc.(Æ) 12,798 44
SoundThinking, Inc.(Æ) 791 10
Southland Holdings, Inc.(Æ) 881 4
Stagwell, Inc.(Æ) 9,565 54
Standex International Corp. 1,031 218
Steelcase, Inc. Class A 6,947 119
Sterling Infrastructure, Inc.(Æ) 2,513 854
StoneCo, Ltd. Class A(Æ) 21,134 400
Strattec Security Corp.(Æ) 321 22

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Sun Country Airlines Holdings, Inc.(Æ) 4,238 50
Teekay Corporation, Ltd. 4,321 35
Teekay Tankers, Ltd. Class A 1,990 101
Tennant Co. 1,557 126
Terex Corp. 5,399 277
Thermon Group Holdings, Inc.(Æ) 2,760 74
Tidewater, Inc.(Æ) 4,191 223
Titan International, Inc.(Æ) 4,029 30
Titan Machinery, Inc.(Æ) 1,727 29
TreeHouse Foods, Inc.(Æ) 4,166 84
TriNet Group, Inc. 2,480 166
Trinity Industries, Inc. 6,887 193
TrueBlue, Inc.(Æ) 2,372 15
TSS, Inc.(Æ) 1,512 27
Tutor Perini Corp.(Æ) 3,746 246
UniFirst Corp. 1,269 212
Uniti Group Inc.(Æ) 11,855 73
Universal Truckload Services, Inc. 560 13
USCB Financial Holdings, Inc. 883 15
V2X, Inc.(Æ) 1,661 96
Vishay Precision Group, Inc.(Æ) 992 32
Watts Water Technologies, Inc. Class A 2,317 647
Werner Enterprises, Inc. 4,973 131
Willdan Group, Inc.(Æ) 1,151 111
Xerox Holdings Corp. 9,756 37
Xometry, Inc. Class A(Æ) 3,602 196
ZipRecruiter, Inc. Class A(Æ) 5,426 23
Zurn Elkay Water Solutions Corp. 12,671 596
40,032
Technology - 13.8%
3D Systems Corp.(Æ) 10,918 32
8x8, Inc.(Æ) 10,801 23
A10 Networks, Inc. 6,113 111
ACI Worldwide, Inc.(Æ) 8,872 468
ACM Research, Inc. Class A(Æ) 4,186 164
ACV Auctions, Inc. Class A(Æ) 13,914 138
Adeia, Inc. 9,008 151
ADTRAN Holdings, Inc.(Æ) 6,160 58
Aehr Test Systems(Æ) 2,359 71
Aeluma, Inc.(Æ) 796 13
Agilysys, Inc.(Æ) 2,174 229
Airship AI Holdings, Inc.(Æ) 1,657 9
Alkami Technology, Inc.(Æ) 5,653 140
Alpha & Omega Semiconductor, Ltd.(Æ) 2,050 57
Ambarella, Inc.(Æ) 3,421 282
Ambiq Micro, Inc.(Æ) 399 12
Amplitude, Inc. Class A(Æ) 7,515 81
Angi, Inc.(Æ) 3,589 58
Anterix Inc.(Æ) 1,072 23
Appian Corp. Class A(Æ) 3,265 100
Applied Optoelectronics, Inc.(Æ) 4,565 118
Arlo Technologies, Inc.(Æ) 8,239 140
Arrive AI, Inc.(Æ) 316 1
Arteris, Inc.(Æ) 2,336 24
Asana, Inc. Class A(Æ) 7,734 103
Asure Software, Inc.(Æ) 2,045 17
Atomera, Inc.(Æ) 2,424 11
AudioEye, Inc.(Æ) 662 9
AvePoint, Inc.(Æ) 11,012 165
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Aviat Networks, Inc.(Æ) 959 22
AvidXchange Holdings, Inc.(Æ) 14,157 141
Axcelis Technologies, Inc.(Æ) 2,708 264
Backblaze, Inc. Class A(Æ) 4,436 41
Bandwidth, Inc. Class A(Æ) 2,225 37
Bel Fuse, Inc. Class B 861 121
Benchmark Electronics, Inc. 2,962 114
BigBear.ai Holdings, Inc.(Æ) 23,972 156
BigCommerce Holdings, Inc.(Æ) 5,446 27
BK Technologies Corp.(Æ) 225 19
Blackbaud, Inc.(Æ) 3,221 207
Blackline, Inc.(Æ) 4,367 232
BlackSky Technology, Inc.(Æ) 2,620 53
Blaize Holdings, Inc.(Æ) 6,280 22
Blend Labs, Inc. Class A(Æ) 17,386 63
Box, Inc. Class A(Æ) 11,823 382
Braze, Inc. Class A(Æ) 6,836 194
Bumble, Inc. Class A(Æ) 6,030 37
C3.ai, Inc. Class A(Æ) 10,313 179
Calix, Inc.(Æ) 4,960 304
Cantaloupe, Inc.(Æ) 4,969 53
Cargurus, Inc.(Æ) 6,916 257
Cars.com, Inc.(Æ) 4,817 59
Cerence, Inc.(Æ) 3,624 45
CEVA, Inc.(Æ) 1,940 51
Clear Secure, Inc. Class A 7,041 235
Clearfield, Inc.(Æ) 974 34
Clearwater Analytics Holdings, Inc. Class
A(Æ) 20,760 374
Climb Global Solutions, Inc. 321 43
Cohu, Inc.(Æ) 3,789 77
CommScope Holding Co., Inc.(Æ) 17,949 278
CommVault Systems, Inc.(Æ) 3,765 711
Conduent, Inc.(Æ) 12,352 35
Consensus Cloud Solutions, Inc. Class
W(Æ) 1,608 47
Corsair Gaming, Inc.(Æ) 3,866 34
Credo Technology Group Holding, Ltd.(Æ) 12,471 1,816
Crexendo, Inc.(Æ) 1,198 8
Cricut, Inc. Class A 3,814 24
CS Disco, Inc.(Æ) 1,974 13
CSG Systems International, Inc. 2,303 148
CSP, Inc. 575 7
Daily Journal Corp.(Æ) 104 48
Daktronics, Inc.(Æ) 3,409 71
Diebold Nixdorf, Inc.(Æ) 2,104 120
Digi International, Inc.(Æ) 3,019 110
Digimarc Corp.(Æ) 1,294 13
Digital Turbine, Inc.(Æ) 8,439 54
DigitalBridge Group, Inc. 14,198 166
DigitalOcean Holdings, Inc.(Æ) 5,868 200
Diodes, Inc.(Æ) 3,855 205
Domo, Inc. Class B(Æ) 2,857 45
Donnelley Financial Solutions, Inc.(Æ) 2,205 113
D-Wave Quantum, Inc.(Æ) 26,064 644
EchoStar Corp. Class A(Æ) 11,455 875
eGain Corp.(Æ) 1,518 13
ePlus, Inc. 2,186 155
Eventbrite, Inc. Class A(Æ) 6,166 16
EverCommerce, Inc.(Æ) 1,217 14

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 91
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
EverQuote, Inc. Class A(Æ) 2,268 52
Evolent Health, Inc. Class A(Æ) 9,721 82
Evolv Technologies Holdings, Inc.(Æ) 9,579 72
Expensify, Inc. Class A(Æ) 4,953 9
Extreme Networks, Inc.(Æ) 11,103 229
Fastly, Inc. Class A(Æ) 11,351 97
Five9, Inc.(Æ) 6,332 153
Forafric Global PLC(Æ) 418 4
FormFactor, Inc.(Æ) 6,545 238
Frequency Electronics, Inc.(Æ) 545 18
Freshworks, Inc. Class A(Æ) 16,901 199
Getty Images Holdings, Inc.(Æ) 9,120 18
GigaCloud Technology, Inc. Class A(Æ) 2,194 62
Globalstar, Inc.(Æ) 4,156 151
Golden Matrix Group, Inc.(Æ) 1,195 1
Graham Corp.(Æ) 862 47
Grindr, Inc.(Æ) 2,764 42
Groupon, Inc.(Æ) 2,072 48
Harmonic, Inc.(Æ) 9,319 95
IBEX Holdings, Ltd.(Æ) 905 37
Ibotta, Inc. Class A(Æ) 1,081 30
Ichor Holdings, Ltd.(Æ) 2,817 49
IDT Corp. Class B 1,348 71
Immersion Corp. 2,452 18
Impinj, Inc.(Æ) 2,180 394
Innodata, Inc.(Æ) 2,578 199
Inseego Corp.(Æ) 1,028 15
Insight Enterprises, Inc.(Æ) 2,481 281
Inspired Entertainment, Inc.(Æ) 2,069 19
Intapp, Inc.(Æ) 4,845 198
Integral Ad Science Holding LLC(Æ) 6,314 64
Intelligent Systems Corp.(Æ) 464 13
InterDigital, Inc. 2,180 753
IonQ, Inc.(Æ) 23,330 1,435
Jamf Holding Corp.(Æ) 6,078 65
Kaltura, Inc.(Æ) 6,748 10
Kimball Electronics, Inc.(Æ) 2,015 60
Knowles Corp.(Æ) 7,169 167
Kopin Corp.(Æ) 12,384 30
Kulicke & Soffa Industries, Inc. 4,323 176
KULR Technology Group, Inc.(Æ) 2,731 11
LENSAR, Inc.(Æ) 779 10
Liberty Latin America, Ltd. Class A(Æ) 2,419 20
Life360, Inc.(Æ) 1,332 142
Marqeta, Inc. Class A(Æ) 31,868 168
MaxLinear, Inc. Class A(Æ) 6,762 109
MediaAlpha, Inc. Class A(Æ) 2,759 31
MeridianLink, Inc.(Æ) 2,642 53
N-Able, Inc.(Æ) 5,974 47
Napco Security Technologies, Inc. 2,920 125
Navitas Semiconductor Corp.(Æ) 11,096 80
NCR Atleos Corp.(Æ) 6,162 242
NCR Voyix Corp.(Æ) 11,527 145
NETGEAR, Inc.(Æ) 2,297 74
NetScout Systems, Inc.(Æ) 5,795 150
Nextdoor Holdings, Inc.(Æ) 17,536 37
NextNav, Inc.(Æ) 7,293 104
nLight, Inc.(Æ) 3,984 118
Novanta, Inc.(Æ) 3,033 304
Nutex Health, Inc.(Æ) 284 29
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
NVE Corp. 401 26
ON24, Inc.(Æ) 3,102 18
OneSpan, Inc. 2,990 48
Ooma, Inc.(Æ) 2,102 25
Ouster, Inc.(Æ) 4,210 114
Outbrain, Inc.(Æ) 2,989 5
Pagaya Technologies, Ltd. Class A(Æ) 3,943 117
PagerDuty, Inc.(Æ) 7,174 119
Palladyne AI Corp.(Æ) 2,115 18
PAR Technology Corp.(Æ) 3,322 132
Park City Group, Inc. 932 14
PC Connection, Inc. 919 57
PDF Solutions, Inc.(Æ) 2,645 68
Penguin Solutions, Inc.(Æ) 4,418 116
Photronics, Inc.(Æ) 5,094 117
Planet Labs PBC(Æ) 20,034 260
Playstudios, Inc.(Æ) 7,316 7
Playtika Holding Corp. 4,659 18
Plexus Corp.(Æ) 2,250 326
Porch Group, Inc.(Æ) 6,674 112
Power Integrations, Inc. 4,767 192
Powerfleet, Inc.(Æ) 10,296 54
Preformed Line Products Co. 201 39
Progress Software Corp.(Æ) 3,549 156
Pros Holdings, Inc.(Æ) 3,624 83
PubMatic, Inc. Class A(Æ) 3,457 29
Q2 Holdings, Inc.(Æ) 5,236 379
Qualys, Inc.(Æ) 3,070 406
Quantum Computing, Inc.(Æ) 11,513 212
Rackspace Technology, Inc.(Æ) 6,925 10
Rambus, Inc.(Æ) 9,093 948
Rapid7, Inc.(Æ) 5,293 99
Red Violet, Inc. 936 49
Rezolve AI PLC(Æ) 12,580 63
Ribbon Communications, Inc.(Æ) 7,770 30
Richardson Electronics, Ltd. 1,002 10
Richtech Robotics, Inc. Class B(Æ) 5,729 25
Rigetti Computing, Inc.(Æ) 26,959 803
Rimini Street, Inc.(Æ) 4,042 19
Sanmina Corp.(Æ) 4,404 507
Sapiens International Corp. NV 2,576 111
Satellogic Inc. Class A(Æ) 5,710 19
SEMrush Holdings, Inc. Class A(Æ) 4,307 31
Semtech Corp.(Æ) 7,325 523
Serve Robotics Inc.(Æ) 3,882 45
Shutterstock, Inc. 1,986 41
Silicon Laboratories, Inc.(Æ) 2,706 355
Silvaco Group, Inc.(Æ) 637 3
Simulations Plus, Inc.(Æ) 1,383 21
SiTime Corp.(Æ) 1,793 540
SkyWater Technology, Inc.(Æ) 2,177 41
Sonos, Inc.(Æ) 9,747 154
SoundHound AI, Inc. Class A(Æ) 30,913 497
Sprinklr, Inc. Class A(Æ) 9,124 70
Sprout Social, Inc. Class A(Æ) 4,282 55
SPS Commerce, Inc.(Æ) 3,196 333
Synaptics, Inc.(Æ) 3,233 221
Synchronoss Technologies, Inc.(Æ) 892 5
Telos Corp.(Æ) 4,543 31
Tenable Holdings, Inc.(Æ) 10,408 304

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Venerable Small Cap Index Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Thryv Holdings, Inc.(Æ) 3,088 37
TrueCar, Inc.(Æ) 6,521 12
TTEC Holdings, Inc.(Æ) 1,647 6
TTM Technologies, Inc.(Æ) 8,469 488
Tucows, Inc. Class A(Æ) 558 10
Ultra Clean Holdings(Æ) 3,700 101
Unisys Corp.(Æ) 5,527 22
Upwork, Inc.(Æ) 10,307 191
Varonis Systems, Inc.(Æ) 9,295 534
Veeco Instruments, Inc.(Æ) 4,740 144
Verint Systems, Inc.(Æ) 5,154 104
Verra Mobility Corp.(Æ) 13,434 332
Vertex, Inc. Class A(Æ) 5,389 134
Viant Technology, Inc. Class A(Æ) 1,298 11
Viasat, Inc.(Æ) 10,118 296
Viavi Solutions, Inc. Class W(Æ) 18,612 236
Vimeo, Inc.(Æ) 13,033 101
Vishay Intertechnology, Inc. 10,038 154
Vivid Seats Inc. Class A(Æ) 271 5
VTEX Class A(Æ) 4,784 21
Vuzix Corp.(Æ) 5,320 17
Weave Communications, Inc.(Æ) 4,831 32
WM Technology, Inc.(Æ) 7,232 8
WNS Holdings, Ltd.(Æ) 3,223 246
Workiva, Inc.(Æ) 4,230 364
Xperi, Inc.(Æ) 3,699 24
Yelp, Inc. Class A(Æ) 5,123 160
Yext, Inc.(Æ) 8,557 73
Zeta Global Holdings Corp. Class A(Æ) 15,594 310
Zspace, Inc.(Æ) 181 —
33,737
Utilities - 4.7%
ALLETE, Inc. 4,924 327
American States Water Co. 3,255 239
ATN International, Inc. 823 12
Avista Corp. 6,777 256
BKV Corp.(Æ) 1,388 32
Black Hills Corp. 6,118 377
Brookfield Infrastructure Corp. Class A 10,138 417
California Resources Corp. 5,811 309
California Water Service Group 5,031 231
Chesapeake Utilities Corp. 1,924 259
CNX Resources Corp.(Æ) 11,805 379
Cogent Communications Holdings, Inc. 3,731 143
Comstock Resources, Inc.(Æ) 6,139 122
Consolidated Water Co., Ltd. 1,251 44
Crescent Energy Co. Class A 14,823 132
Diversified Energy Co., PLC(Þ) 4,869 68
Empire Petroleum Corp.(Æ) 1,231 6
Epsilon Energy, Ltd. 1,595 8
Evolution Petroleum Corp. 2,582 12
Excelerate Energy, Inc. Class A 1,908 48
Genie Energy, Ltd. Class B 1,761 26
Global Water Resources, Inc. 1,028 11
Gogo, Inc.(Æ) 6,510 56
Golar LNG, Ltd. 8,414 340
Granite Ridge Resources, Inc. 4,479 24
Gulfport Energy Corp.(Æ) 1,366 247
Hawaiian Electric Industries, Inc.(Æ) 14,452 160
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
HighPeak Energy, Inc. 1,515 11
Infinity Natural Resources, Inc. Class A(Æ) 1,215 16
Kinetik Holdings, Inc. 3,671 157
Kolibri Global Energy, Inc.(Æ) 2,921 16
Kosmos Energy, Ltd.(Æ) 39,302 65
Lumen Technologies, Inc.(Æ) 80,265 491
Magnolia Oil & Gas Corp. Class A 15,683 374
MGE Energy, Inc. 3,098 261
Middlesex Water Co. 1,478 80
New Fortress Energy, Inc.(Æ) 14,013 31
New Jersey Resources Corp. 8,503 409
NextDecade Corp.(Æ) 11,083 75
Northern Oil and Gas, Inc. 8,320 206
Northwest Natural Holding Co. 3,354 151
Northwestern Energy Group, Inc. 5,189 304
Oklo, Inc.(Æ) 9,182 1,025
ONE Gas, Inc. 5,041 408
Otter Tail Corp. 3,240 266
Portland General Electric Co. 9,279 408
Prairie Operating Co.(Æ) 1,789 4
Pure Cycle Corp.(Æ) 1,640 18
RGC Resources, Inc. 686 15
Riley Exploration Permian, Inc. 1,087 30
Sable Offshore Corp.(Æ) 6,513 114
SandRidge Energy, Inc. 3,012 34
Shenandoah Telecommunications Co. 4,206 56
SJW Group 2,638 129
Southwest Gas Holdings, Inc. 5,449 427
Spire, Inc. 5,008 408
Spok Holdings, Inc. 1,687 29
Summit Midstream Corp.(Æ) 820 17
Talos Energy, Inc.(Æ) 9,975 96
Telephone and Data Systems, Inc. 8,546 335
TXNM Energy, Inc. 8,203 464
Unitil Corp. 1,335 64
Vital Energy, Inc.(Æ) 2,469 42
Vitesse Energy, Inc. 2,443 57
York Water Co. (The) 1,194 36
11,414
Total Common Stocks
(cost $234,269) 238,034
Short-Term Investments - 2.5%
State Street Institutional Liquid Reserves
Fund 6,156,856 6,157
Total Short-Term Investments
(cost $6,157) 6,157
Total Investments - 100.1%
(cost $240,426) 244,191
Other Assets net of Liabilities
- (0.1)%
(213)
Net Assets - 100.0%
243,978

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Small Cap Index Fund 93
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
Russell 2000 E-Mini Index Futures 55 USD 6,753 12/19/2025 57
Total Futures Contracts (å) 57
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Consumer Discretionary $ 27,819 $ — $ — $ 27,819
Consumer Staples 4,667 — — 4,667
Energy 9,734 — — 9,734
Financial Services 56,828 — — 56,828
Health Care 36,854 — — 36,854
Materials and Processing 16,949 — — 16,949
Producer Durables 40,032 — — 40,032
Technology 33,737 — — 33,737
Utilities 11,414 — — 11,414
Short-Term Investments 6,157 — — 6,157
Total Investments
244,191 — — 244,191
Derivatives
Assets
Futures Contracts 57 — — 57
Total Derivatives
*
$ 57 $ — $ — $ 57
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
89 — *
Austria ................................................................................................
17 — *
Bahamas .............................................................................................
166 0 .1
Belgium ..............................................................................................
30 — *
Bermuda .............................................................................................
359 0 .2
Brazil ..................................................................................................
571 0 .2
Cameroon ...........................................................................................
340 0 .1
Canada ................................................................................................
2,721 1 .1
Cayman Islands ..................................................................................
80 — *
China ..................................................................................................
131 0 .1
Costa Rica ..........................................................................................
1 — *

Venerable Variable Insurance Trust
Venerable Small Cap Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Venerable Small Cap Index Fund
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Germany .............................................................................................
35 — *
Ghana .................................................................................................
65 — *
Gibraltar .............................................................................................
4 — *
Guernsey ............................................................................................
174 0 .1
Hong Kong .........................................................................................
69 — *
Ireland ................................................................................................
144 0 .1
Isle of Man .........................................................................................
13 — *
Israel ...................................................................................................
171 0 .1
Italy ....................................................................................................
48 — *
Malta ..................................................................................................
11 — *
Mexico ...............................................................................................
56 — *
Monaco ..............................................................................................
289 0 .1
Norway ...............................................................................................
318 0 .1
Panama ...............................................................................................
111 0 .1
Puerto Rico .........................................................................................
751 0 .3
Singapore ...........................................................................................
217 0 .1
South Africa .......................................................................................
49 — *
South Korea .......................................................................................
29 — *
Sweden ...............................................................................................
154 0 .1
Switzerland ........................................................................................
671 0 .3
Thailand .............................................................................................
1,143 0 .5
United Kingdom .................................................................................
995 0 .4
United States ......................................................................................
234,169 96 .0
Total Investments ............................................................................... 244,191
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 95
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Common Stocks - 96.7%
Australia - 6.7%
ANZ Group Holdings, Ltd. 154,323 3,384
APA Group 67,474 397
Aristocrat Leisure, Ltd. 29,038 1,349
ASX, Ltd. 10,050 389
BHP Group, Ltd. 262,556 7,336
BlueScope Steel, Ltd. 22,687 341
Brambles, Ltd. 70,708 1,166
CAR Group, Ltd. 19,545 477
Cochlear, Ltd. 3,383 626
Coles Group, Ltd. 69,379 1,071
Commonwealth Bank of Australia 86,560 9,571
Computershare, Ltd. 26,926 647
Evolution Mining, Ltd. 103,573 746
Fortescue, Ltd. 87,593 1,087
Glencore PLC(Æ) 524,354 2,423
Goodman Group(ö) 105,061 2,287
Insurance Australia Group, Ltd. 122,344 663
Lottery Corp., Ltd. (The) 115,128 449
Macquarie Group, Ltd. 18,729 2,724
Medibank Pvt , Ltd. 142,452 454
National Australia Bank, Ltd. 158,436 4,637
Northern Star Resources, Ltd. 70,197 1,107
Origin Energy, Ltd. 89,110 738
Pro Medicus , Ltd. 2,972 608
Qantas Airways, Ltd. 38,353 278
QBE Insurance Group, Ltd. 78,106 1,065
REA Group, Ltd. 2,733 419
Rio Tinto PLC 58,378 3,847
Rio Tinto, Ltd. 19,201 1,552
Santos, Ltd. 167,991 752
Scentre Group(ö) 269,419 729
SGH, Ltd. 10,526 350
Sigma Healthcare, Ltd. 238,841 470
Sonic Healthcare, Ltd. 24,286 345
South32, Ltd. Class B 232,953 423
Stockland(ö) 124,130 504
Suncorp Group, Ltd. 56,012 754
Telstra Group, Ltd. 206,112 658
Transurban Group(Æ) 160,781 1,472
Vicinity, Ltd.(ö) 200,612 335
Washington H Soul Pattinson & Co.,
Ltd. 12,384 316
Wesfarmers, Ltd. 58,697 3,581
Westpac Banking Corp. 177,005 4,554
WiseTech Global, Ltd. 10,385 621
Woodside Energy Group, Ltd. 98,213 1,475
Woolworths Group, Ltd. 63,187 1,116
70,293
Austria - 0.2%
Erste Group Bank AG 15,925 1,557
Mondi PLC 22,832 316
OMV AG 7,618 406
Verbund AG Class A 3,522 256
2,535
Belgium - 0.8%
Ageas SA 7,718 536
Anheuser-Busch InBev SA 51,128 3,057
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
D'ieteren SA 1,111 209
Elia Group SA 2,257 260
Groupe Bruxelles Lambert SA 4,134 371
KBC Groep NV 11,879 1,424
Lotus Bakeries NV 21 198
Sofina SA 797 235
Syensqo SA 3,763 306
UCB SA 6,540 1,809
8,405
Brazil - 0.0%
Yara International ASA 8,564 313
Chile - 0.1%
Antofagasta PLC 20,397 760
China - 0.6%
Bank of China (Hong Kong), Ltd. 191,500 900
Prosus NV(Æ) 67,678 4,800
SITC International Holdings Co., Ltd. 70,000 270
Wharf Holdings, Ltd. (The) 55,000 157
Wilmar International, Ltd. 99,400 220
Yangzijiang Shipbuilding Holdings,
Ltd. 133,600 350
6,697
Denmark - 1.9%
AP Moller - Maersk A/S Class A 151 296
AP Moller - Maersk A/S Class B 204 400
Carlsberg A/S Class B 4,863 565
Coloplast A/S Class B 6,524 559
Danske Bank A/S 34,552 1,477
Demant A/S(Æ) 4,423 153
DSV A/S 10,571 2,110
Genmab A/S(Æ) 3,152 972
Novo Nordisk A/S Class B 166,587 9,195
Novonesis ( Novozymes ) B Class B 18,227 1,117
Orsted A/S Class A(Æ)(Þ) 27,337 491
Pandora A/S 4,086 534
Rockwool A/S Class B 4,987 186
Tryg A/S 17,393 442
Vestas Wind Systems A/S 52,236 1,014
19,511
Finland - 1.0%
Elisa Oyj 7,357 386
Fortum OYJ 23,206 439
Kesko OYJ Class B 14,128 301
Kone Oyj Class B 17,581 1,199
Metso Oyj 34,303 473
Neste Oyj 21,883 401
Nokia Oyj 268,094 1,285
Nordea Bank Abp 161,532 2,659
Orion Oyj Class B 5,629 431
Sampo Oyj Class A 125,238 1,442
Stora Enso Oyj Class R 30,126 331
UPM- Kymmene Oyj 27,297 747
Wartsila OYJ Abp Class B 26,016 779
10,873

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
France - 9.1%
Accor SA 10,137 480
Aeroports de Paris SA 1,792 238
Airbus SE 30,736 7,185
Alstom SA(Æ) 17,924 471
Amundi SA(Þ) 3,188 254
Arkema SA 2,951 187
AXA SA 91,678 4,390
bioMerieux 2,143 287
BNP Paribas SA 52,642 4,799
Bollore SE 36,366 206
Bouygues SA 9,902 447
Bureau Veritas SA 16,434 516
Capgemini SE 8,420 1,225
Carrefour SA 30,469 461
Cie de Saint-Gobain SA 23,233 2,531
Cie Generale des Etablissements
Michelin SCA 34,680 1,246
Covivio SA(ö) 2,887 195
Credit Agricole SA 54,780 1,079
Danone SA 33,483 2,917
Dassault Aviation SA 1,014 338
Dassault Systemes SE 34,769 1,170
Edenred SE 12,408 296
Eiffage SA 3,548 456
Engie SA 94,474 2,027
EssilorLuxottica SA 15,572 5,078
Gecina SA(ö) 2,382 239
Getlink SE 15,647 288
Hermes International 1,638 4,017
Ipsen SA 1,951 263
Kering SA 3,851 1,283
Klepierre SA(ö) 11,128 433
La Francaise des Jeux SAEM 5,750 193
L'Air Liquide SA Class A 29,922 6,227
Legrand SA 13,565 2,263
L'Oreal SA 12,437 5,389
LVMH Moet Hennessy Louis Vuitton
SE 12,935 7,915
Orange SA 96,314 1,563
Pernod Ricard SA 10,439 1,026
Publicis Groupe SA 11,839 1,136
Renault SA 9,942 409
Rexel SA Class H 11,601 383
Safran SA 18,626 6,596
Sartorius Stedim Biotech 1,510 306
Societe Generale SA 37,257 2,478
Sodexo SA 4,576 288
Teleperformance 2,787 208
Thales SA 4,794 1,502
TotalEnergies SE 106,196 6,480
Unibail - Rodamco -Westfield(ö) 6,298 664
Veolia Environnement SA 32,570 1,113
Vinci SA 25,580 3,562
94,703
Germany - 9.2%
adidas AG 8,869 1,871
Allianz SE 19,997 8,406
BASF SE 46,208 2,303
Bayer AG 50,906 1,688
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Bayerische Motoren Werke AG 14,512 1,456
Beiersdorf AG 5,048 528
Brenntag SE 6,368 382
Commerzbank AG 39,901 1,503
Continental AG 5,713 377
Covestro AG(Æ) 9,304 637
CTS Eventim AG & Co. KGaA 3,244 318
Daimler Truck Holding AG 24,641 1,015
Deutsche Bank AG 96,119 3,381
Deutsche Boerse AG 9,756 2,615
Deutsche Lufthansa AG 31,234 265
Deutsche Post AG 49,873 2,224
Deutsche Telekom AG 180,429 6,147
E.ON SE 116,776 2,196
Evonik Industries AG 13,241 230
Fresenius Medical Care AG 11,375 597
Fresenius SE & Co. KGaA 21,910 1,220
GEA Group AG 7,585 560
Hannover Rueck SE 3,124 942
Heidelberg Materials AG 6,925 1,559
Henkel AG & Co. KGaA 5,391 400
Hensoldt AG 3,311 429
Infineon Technologies AG 67,675 2,641
Knorr- Bremse AG 3,765 354
LEG Immobilien SE 3,912 311
Mercedes-Benz Group AG 37,476 2,355
Merck KGaA 6,724 865
MTU Aero Engines AG 2,796 1,283
Muenchener Rueckversicherungs-
Gesellschaft AG 6,750 4,313
Nemetschek SE 2,985 388
Rational AG 265 202
Rheinmetall AG 2,394 5,573
RWE AG 32,860 1,459
SAP SE 54,189 14,528
Scout24 SE(Þ) 3,883 486
Siemens AG 39,328 10,611
Siemens Energy AG(Æ) 35,245 4,121
Siemens Healthineers AG(Þ) 17,548 949
Symrise AG 6,878 599
Talanx AG 3,348 445
Vonovia SE 38,901 1,214
Zalando SE(Æ)(Þ) 11,646 357
96,303
Hong Kong - 1.9%
AIA Group, Ltd. 549,800 5,270
CK Asset Holdings, Ltd. 99,500 483
CK Infrastructure Holdings, Ltd. 32,500 214
CLP Holdings, Ltd. 85,000 704
Futu Holdings, Ltd. - ADR 3,187 554
Hang Seng Bank, Ltd. 38,900 593
Henderson Land Development Co., Ltd. 75,000 265
HKT Trust & HKT, Ltd. 196,000 290
Hong Kong & China Gas Co., Ltd. 579,000 503
Hong Kong Exchanges & Clearing, Ltd. 62,300 3,541
Hongkong Land Holdings, Ltd. 56,500 357
Jardine Matheson Holdings, Ltd. 8,400 531
Link REIT(ö) 134,500 692
MTR Corp., Ltd. 80,500 273

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 97
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Power Assets Holdings, Ltd. 71,500 453
Prudential PLC 133,546 1,880
Sino Land Co., Ltd. 190,000 241
Sun Hung Kai Properties, Ltd. 75,000 900
Swire Pacific, Ltd. Class A 18,000 153
Techtronic Industries Co., Ltd. 76,000 975
WH Group, Ltd.(Þ) 431,500 469
Wharf Real Estate Investment Co., Ltd. 86,000 254
19,595
Ireland - 0.4%
AerCap Holdings NV 9,126 1,104
AIB Group PLC 110,525 1,003
Bank of Ireland Group PLC 49,831 825
Kerry Group PLC Class A 8,468 763
Kingspan Group PLC 8,005 674
4,369
Israel - 0.9%
Azrieli Group, Ltd. 2,195 218
Bank Hapoalim BM 64,658 1,315
Bank Leumi Le-Israel BM 77,262 1,523
Check Point Software Technologies,
Ltd.(Æ) 4,484 928
Elbit Systems, Ltd. 1,438 729
ICL Group, Ltd. 40,055 250
Israel Discount Bank, Ltd. Class A 63,404 627
Mizrahi Tefahot Bank, Ltd. 8,067 531
Nice, Ltd.(Æ) 3,272 476
Nova, Ltd.(Æ) 1,516 483
Phoenix Financial, Ltd. 11,688 438
Teva Pharmaceutical Industries, Ltd.
- ADR 59,327 1,198
Wix.com, Ltd.(Æ) 2,879 511
9,227
Italy - 2.9%
Banca Mediolanum SpA 11,566 232
Banca Monte dei Paschi di Siena SpA 101,961 905
Banco BPM SpA 58,780 880
BPER Banca SpA 75,642 841
Coca-Cola HBC AG(Æ) 11,282 532
Davide Campari-Milano NV 31,844 201
Enel SpA 420,699 3,990
Eni SpA 105,798 1,847
FinecoBank Banca Fineco SpA 31,634 685
Generali 44,090 1,732
Infrastrutture Wireless Italiane SpA (Þ) 14,460 170
Intesa Sanpaolo SpA 736,717 4,872
Leonardo SpA 20,933 1,330
Moncler SpA 12,082 709
Nexi SpA (Þ) 28,635 162
Poste Italiane SpA (Þ) 23,645 561
Prysmian SpA 14,563 1,455
Recordati SpA 5,949 361
Ryanair Holdings PLC 43,904 1,284
Snam SpA 104,304 627
Telecom Italia SpA (Æ) 594,680 311
Terna - Rete Elettrica Nazionale 72,777 739
UniCredit SpA 72,514 5,506
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Unipol Gruppo SpA 18,556 399
30,331
Japan - 21.5%
Advantest Corp. 39,600 3,959
Aeon Co., Ltd. 115,200 1,399
AGC, Inc. 10,100 330
Aisin Corp. 25,500 440
Ajinomoto Co., Inc. 46,800 1,343
ANA Holdings, Inc. 8,300 161
Asahi Group Holdings, Ltd. 74,700 896
Asahi Kasei Corp. 63,600 500
Asics Corp. 36,100 943
Astellas Pharma, Inc. 93,600 1,021
Bandai Namco Holdings, Inc. 30,300 1,007
Bridgestone Corp. 29,500 1,364
Canon, Inc. 44,800 1,311
Capcom Co., Ltd. - GDR 17,900 487
Central Japan Railway Co. 40,000 1,148
Chiba Bank, Ltd. (The) 29,200 306
Chubu Electric Power Co., Inc. 35,300 492
Chugai Pharmaceutical Co., Ltd. 34,700 1,535
Concordia Financial Group, Ltd. 53,300 409
Dai Nippon Printing Co., Ltd. 20,300 345
Daifuku Co., Ltd. 16,700 534
Dai-ichi Life Holdings, Inc. 181,900 1,431
Daiichi Sankyo Co., Ltd. 88,200 1,974
Daikin Industries, Ltd. 13,600 1,565
Daito Trust Construction Co., Ltd. 15,000 329
Daiwa House Industry Co., Ltd. 29,000 1,043
Daiwa Securities Group, Inc. 69,000 560
Denso Corp. 90,300 1,300
Disco Corp. 4,800 1,508
East Japan Railway Co. 49,900 1,223
Eisai Co., Ltd. 13,600 457
ENEOS Holdings, Inc. 140,000 889
FANUC Corp. 48,300 1,376
Fast Retailing Co., Ltd. 9,900 3,006
Fuji Electric Co., Ltd. 7,000 478
FUJIFILM Holdings Corp. 57,900 1,443
Fujikura, Ltd. 13,000 1,264
Fujitsu, Ltd. 91,100 2,142
Hankyu Hanshin Holdings, Inc. 12,400 366
Hikari Tsushin, Inc. 900 251
Hitachi, Ltd. 237,000 6,224
Honda Motor Co., Ltd. 204,800 2,104
Hoya Corp. 17,700 2,445
Hulic Co., Ltd. 23,800 261
Idemitsu Kosan Co., Ltd. 40,000 275
IHI Corp. 53,200 989
Inpex Corp. 45,600 820
Isuzu Motors, Ltd. 27,700 350
ITOCHU Corp. 61,500 3,537
Japan Airlines Co., Ltd. 7,500 151
Japan Exchange Group, Inc. 51,300 580
Japan Post Bank Co., Ltd. Class A 92,500 1,134
Japan Post Holdings Co., Ltd. 92,300 916
Japan Post Insurance Co., Ltd. Class A 9,600 272
Japan Tobacco, Inc. 62,100 2,041
JFE Holdings, Inc. 29,800 367

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Kajima Corp. 21,900 638
Kansai Electric Power Co., Inc. (The) 49,000 702
Kao Corp. 24,100 1,050
Kawasaki Heavy Industries, Ltd. 7,800 513
Kawasaki Kisen Kaisha, Ltd. 18,200 259
KDDI Corp. 162,500 2,604
Keyence Corp. 10,100 3,761
Kikkoman Corp. 35,100 298
Kirin Holdings Co., Ltd. 40,200 589
Kobe Bussan Co., Ltd. 7,800 215
Komatsu, Ltd. 49,200 1,712
Konami Holdings Corp. 5,200 750
Kubota Corp. 50,600 636
Kyocera Corp. 66,400 902
Kyowa Kirin Co., Ltd. 12,200 190
Lasertec Corp. 4,100 566
LY Corp. 143,600 463
M3, Inc. 22,800 375
Makita Corp. 11,600 376
Marubeni Corp. 73,000 1,822
MatsukiyoCocokara & Co. 17,000 345
MEIJI Holdings Co., Ltd. 12,400 257
Minebea Co., Ltd. 18,800 353
Mitsubishi Chemical Group Corp. 66,200 382
Mitsubishi Corp. 166,400 3,967
Mitsubishi Electric Corp. 98,400 2,562
Mitsubishi Estate Co., Ltd. 55,000 1,267
Mitsubishi HC Capital, Inc. 45,500 376
Mitsubishi Heavy Industries, Ltd. 165,800 4,332
Mitsubishi UFJ Financial Group, Inc. 593,000 9,394
Mitsui & Co., Ltd. 127,800 3,174
Mitsui Fudosan Co., Ltd. 136,700 1,493
Mitsui OSK Lines, Ltd. 17,800 541
Mizuho Financial Group, Inc. 130,000 4,351
MonotaRO Co., Ltd. 13,000 189
MS&AD Insurance Group Holdings,
Inc. 66,600 1,511
Murata Manufacturing Co., Ltd. 86,300 1,638
NEC Corp. 67,000 2,142
Nexon Co., Ltd. 17,000 374
Nidec Corp. 43,200 767
Nintendo Co., Ltd. 57,100 4,892
Nippon Building Fund, Inc.(ö) 403 380
Nippon Paint Holdings Co., Ltd. 49,000 335
Nippon Steel Corp. 250,000 1,029
Nippon Telegraph & Telephone Corp. 1,545,600 1,616
Nippon Yusen 22,500 768
Nissan Motor Co., Ltd.(Æ) 115,300 283
Nissin Foods Holdings Co., Ltd. 10,000 188
Nitori Holdings Co., Ltd. 20,500 395
Nitto Denko Corp. 36,600 868
Nomura Holdings, Inc. 155,500 1,139
Nomura Research Institute, Ltd. 19,500 748
Obayashi Corp. 33,600 551
Obic Co., Ltd. 16,700 583
Olympus Corp. 58,900 746
Oracle Corp. 2,000 204
Oriental Land Co., Ltd. 55,900 1,344
ORIX Corp. 60,200 1,572
Osaka Gas Co., Ltd. 18,500 536
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Otsuka Corp. 11,800 246
Otsuka Holdings Co., Ltd. 22,500 1,202
Pan Pacific International Holdings
Corp. 98,500 650
Panasonic Holdings Corp. 120,600 1,310
Rakuten , Inc.(Æ) 78,300 507
Recruit Holdings Co., Ltd. 68,800 3,691
Renesas Electronics Corp. 87,100 1,001
Resona Holdings, Inc. 107,400 1,093
Ryohin Keikaku Co., Ltd. 26,100 520
Sanrio Co., Ltd. 9,200 431
SBI Holdings, Inc. 14,500 629
SCREEN Holdings Co., Ltd. 4,200 380
SCSK Corp. 8,100 243
Secom Co., Ltd. 21,700 796
Sekisui Chemical Co., Ltd. 19,400 361
Sekisui House, Ltd. 30,900 702
Seven & i Holdings Co., Ltd. 107,800 1,450
SG Holdings Co., Ltd. 14,900 154
Shimadzu Corp. 12,300 310
Shimano, Inc. 3,900 443
Shin-Etsu Chemical Co., Ltd. 87,300 2,857
Shionogi & Co., Ltd. 39,100 691
Shiseido Co., Ltd. 20,700 354
SMC Corp. 3,000 918
SoftBank Corp. 1,483,600 2,182
SoftBank Group Corp. 49,400 6,274
Sompo Holdings, Inc. 45,900 1,418
Sony Financial Group, Inc.(Æ) 318,100 353
Sony Group Corp. 318,100 9,128
Subaru Corp. 30,300 621
Sumitomo Corp. 56,400 1,632
Sumitomo Electric Industries, Ltd. 37,000 1,051
Sumitomo Metal Mining Co., Ltd. 12,800 413
Sumitomo Mitsui Financial Group, Inc. 190,900 5,344
Sumitomo Mitsui Trust Holdings, Inc. 33,200 963
Sumitomo Realty & Development Co.,
Ltd. 16,000 706
Suntory Beverage & Food, Ltd. 7,200 225
Suzuki Motor Corp. 81,300 1,185
Sysmex Corp. 26,000 322
T&D Holdings, Inc. 25,300 618
Taisei Corp. 8,100 556
Taiyo Nippon Sanso Corp. 9,000 319
Takeda Pharmaceutical Co., Ltd. 82,300 2,403
TDK Corp. 100,500 1,454
Terumo Corp. 68,900 1,137
TIS, Inc. 11,000 363
Toho Co., Ltd. 5,500 354
Tokio Marine Holdings, Inc. 95,000 4,019
Tokyo Electron, Ltd. 23,200 4,183
Tokyo Gas Co., Ltd. 16,300 580
Tokyo Metro Co., Ltd. 15,000 172
Tokyu Corp. 25,900 316
TOPPAN Holdings, Inc. 12,200 314
Toray Industries, Inc. 71,700 457
Toyota Industries Corp. 8,400 945
Toyota Motor Corp. 490,200 9,381
Toyota Tsusho Corp. 35,700 988
Trend Micro, Inc. 6,600 360

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 99
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Unicharm Corp. 57,800 377
West Japan Railway Co. 21,900 480
Yakult Honsha Co., Ltd. 12,900 210
Yamaha Motor Co., Ltd. 47,400 356
Yokogawa Electric Corp. 11,800 339
Zensho Holdings Co., Ltd. 5,000 327
Zozo , Inc. 23,100 212
224,990
Luxembourg - 0.1%
ArcelorMittal SA 24,262 877
CVC Capital Partners PLC(Þ) 10,997 191
Eurofins Scientific SE 6,125 446
1,514
Macao - 0.1%
Galaxy Entertainment Group, Ltd. 113,000 623
Sands China, Ltd. 125,600 351
974
Mexico - 0.0%
Fresnillo PLC 11,435 363
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 30,163 966
Adyen NV(Æ)(Þ) 1,304 2,093
Aegon , Ltd. 68,394 552
Akzo Nobel NV 8,834 629
Argenx SE(Æ) 3,169 2,328
ASM International NV 2,424 1,457
ASML Holding NV 20,371 19,861
ASR Nederland NV 8,112 552
BE Semiconductor Industries NV 3,778 567
Euronext NV(Þ) 4,044 604
EXOR NV 4,842 475
Ferrari NV 6,520 3,157
Heineken Holding NV 6,704 461
Heineken NV 14,897 1,164
IMCD NV 3,057 316
ING Groep NV 156,290 4,073
JDE Peet's NV 8,838 324
Koninklijke Ahold Delhaize NV 46,958 1,900
Koninklijke KPN NV 201,156 966
Koninklijke Philips NV 39,846 1,091
NN Group NV 13,914 982
Randstad NV 5,613 240
Universal Music Group NV 56,922 1,652
Wolters Kluwer NV 12,337 1,684
48,094
New Zealand - 0.3%
Auckland International Airport, Ltd. 87,317 399
Contact Energy, Ltd. 43,319 228
Fisher & Paykel Healthcare Corp., Ltd. 30,325 651
Infratil , Ltd. 48,136 344
Meridian Energy, Ltd. 67,642 219
Xero , Ltd.(Æ) 8,515 890
2,731
Norway - 0.6%
Aker BP ASA 16,346 416
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
DNB Bank ASA 45,857 1,252
Equinor ASA Class N 39,675 970
Gjensidige Forsikring ASA 10,345 304
Kongsberg Gruppen ASA 22,749 727
Mowi ASA 24,073 510
Norsk Hydro ASA 71,636 486
Orkla ASA 36,260 379
Salmar ASA Class A 3,459 185
Telenor ASA 31,850 529
5,758
Poland - 0.0%
InPost SA(Æ) 12,931 159
Portugal - 0.2%
Banco Comercial Portugues SA Class R 429,978 381
EDP SA 162,314 771
Galp Energia SGPS SA Class B 21,582 409
Jeronimo Martins SGPS SA 14,648 357
1,918
Singapore - 1.8%
CapitaLand Ascendas REIT(ö) 202,500 439
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 302,800 538
Capitaland Investment, Ltd. 121,100 253
DBS Group Holdings, Ltd. 110,100 4,360
Genting Singapore, Ltd. 312,800 178
Grab Holdings, Ltd. Class A(Æ) 122,732 739
Keppel Corp., Ltd. 75,300 521
Oversea-Chinese Banking Corp., Ltd. 175,200 2,234
SEA, Ltd. - ADR(Æ) 19,787 3,537
Sembcorp Industries, Ltd. 46,200 216
Singapore Airlines, Ltd. 78,300 397
Singapore Exchange, Ltd. 44,300 568
Singapore Technologies Engineering,
Ltd. 80,800 540
Singapore Telecommunications, Ltd. 384,400 1,230
STMicroelectronics NV 35,352 999
United Overseas Bank, Ltd. 65,200 1,749
18,498
South Africa - 0.2%
Anglo American PLC 57,888 2,179
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 10,051 289
Spain - 3.4%
Acciona SA 1,277 258
ACS Actividades de Construccion y
Servicios SA 9,274 742
Aena SME SA(Þ) 38,794 1,063
Amadeus IT Group SA Class A 23,302 1,844
Banco Bilbao Vizcaya Argentaria SA 298,106 5,735
Banco de Sabadell SA 259,857 1,009
Banco Santander SA 769,945 8,047
Bankinter SA 34,870 550
CaixaBank SA 201,576 2,122
Cellnex Telecom SA(Þ) 25,580 887
EDP Renovaveis SA 16,310 215

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Venerable International Index Fund
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Endesa SA 16,429 525
Grifols SA 15,429 225
Iberdrola SA 328,308 6,221
Industria de Diseno Textil SA 56,423 3,117
Redeia Corp. SA 20,990 406
Repsol SA 59,866 1,063
Telefonica SA 190,639 985
35,014
Sweden - 3.0%
AddTech AB Class B 13,445 440
Alfa Laval AB 14,966 687
Assa Abloy AB Class B 51,844 1,819
Atlas Copco AB Class A 138,937 2,366
Atlas Copco AB Class B 80,736 1,218
Beijer Ref AB 19,909 310
Boliden AB(Æ) 14,702 600
Epiroc AB Class A 34,087 720
Epiroc AB Class B 20,171 382
EQT AB 19,158 669
Essity Aktiebolag Class B 31,158 815
Evolution AB(Þ) 7,403 608
Fastighets AB Balder Class B(Æ) 37,139 267
H & M Hennes & Mauritz AB Class B 29,175 544
Hexagon AB Class B 107,391 1,288
Holmen AB Class B 3,943 150
Industrivarden AB Class A 6,131 244
Industrivarden AB Class C 8,063 321
Indutrade AB 14,134 325
Investment AB Latour Class B 7,659 182
Investor AB Class B 89,528 2,812
L E Lundbergforetagen AB Class B 3,931 205
Lifco AB Class B 12,058 410
Nibe Industrier AB Class B 78,389 311
Saab AB Class B 16,568 1,009
Sagax AB Class B 11,368 238
Sandvik AB 55,151 1,545
Securitas AB Class B 25,439 383
Skandinaviska Enskilda Banken AB
Class A 78,307 1,532
Skanska AB Class B 17,602 459
SKF AB Class B 17,645 440
Svenska Cellulosa AB SCA Class B 31,423 416
Svenska Handelsbanken AB Class A 75,445 986
Swedbank AB Class A 43,915 1,328
Swedish Orphan Biovitrum AB Class
B(Æ) 10,128 310
Tele2 AB Class B 28,317 483
Telefonaktiebolaget LM Ericsson Class
B 144,759 1,201
Telia Co. AB 122,033 466
Trelleborg AB Class B 10,491 393
Volvo AB Class B 82,174 2,370
31,252
Switzerland - 4.8%
ABB, Ltd. 81,070 5,843
Avolta AG 4,547 247
Baloise Holding AG 2,132 528
Banque Cantonale Vaudoise 1,558 184
Barry Callebaut AG 185 254
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Belimo Holding AG 509 536
BKW AG 1,092 233
Chocoladefabriken Lindt & Spruengli
AG 54 1,640
Cie Financiere Richemont SA Class A 27,806 5,335
DSM- Firmenich AG 9,619 822
EMS- Chemie Holding AG 363 258
Galderma Group AG 6,768 1,182
Geberit AG 1,755 1,326
Givaudan SA 478 1,949
Helvetia Holding AG 1,920 471
Julius Baer Group, Ltd. 10,656 741
Kuehne & Nagel International AG 2,498 467
Logitech International SA 7,867 866
Lonza Group AG 3,633 2,438
Partners Group Holding AG 1,174 1,534
Sandoz Group AG 21,621 1,286
Schindler Holding AG 3,320 1,240
SGS SA 8,564 891
SIG Group AG(Æ) 15,818 164
Sika AG 7,886 1,767
Sonova Holding AG 2,622 718
Straumann Holding AG 5,773 619
Swatch Group AG (The) Class B 1,497 282
Swiss Life Holding AG 1,476 1,591
Swiss Prime Site AG Class A 4,150 581
Swisscom AG 1,340 973
UBS Group AG 164,202 6,750
VAT Group AG(Þ) 1,397 556
Zurich Insurance Group AG 7,570 5,403
49,675
United Kingdom - 11.0%
3i Group PLC 50,349 2,776
Admiral Group PLC 13,467 609
Ashtead Group PLC 22,072 1,483
Associated British Foods PLC 16,712 461
AstraZeneca PLC 80,209 12,252
Auto Trader Group PLC(Þ) 45,124 479
Aviva PLC 158,123 1,464
BAE Systems PLC 155,818 4,318
Barclays PLC 731,530 3,751
Barratt Redrow PLC 70,750 372
British American Tobacco PLC 107,826 5,722
BT Group PLC 309,320 796
Bunzl PLC 16,948 535
Centrica PLC 251,174 563
CK Hutchison Holdings, Ltd. Class B 138,500 914
Coca-Cola Europacific Partners PLC 11,917 1,077
Compass Group PLC 87,800 2,991
DCC PLC 5,078 328
Diageo PLC 115,105 2,740
Entain PLC 31,426 368
Halma PLC 19,637 912
Hikma Pharmaceuticals PLC 8,608 198
HSBC Holdings PLC 902,234 12,735
Imperial Tobacco Group PLC 39,933 1,696
Informa PLC 67,503 834
InterContinental Hotels Group PLC 7,599 921

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 101
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
International Consolidated Airlines
Group SA 64,288 337
Intertek Group PLC 8,143 521
J Sainsbury PLC 89,195 402
JD Sports Fashion PLC 131,212 168
Kingfisher PLC 90,792 379
Land Securities Group PLC(ö) 36,605 287
Legal & General Group PLC 296,649 953
Lloyds Banking Group PLC 3,098,366 3,490
London Stock Exchange Group PLC 24,578 2,822
M&G PLC 118,171 404
Marks & Spencer Group PLC 106,367 522
Melrose Industries PLC 65,777 542
National Grid PLC 253,547 3,655
NatWest Group PLC 418,939 2,941
Next PLC 6,037 1,006
Pearson PLC 30,334 431
Phoenix Group Holdings PLC 36,338 315
Reckitt Benckiser Group PLC 35,132 2,713
RELX PLC 94,928 4,534
Rentokil Initial PLC 130,660 660
Rolls-Royce Holdings PLC 437,023 6,997
Sage Group PLC (The) 50,063 743
Schroders PLC 37,492 190
Segro PLC(ö) 66,509 589
Severn Trent PLC Class H 14,001 488
Smith & Nephew PLC 43,043 776
Smiths Group PLC 17,107 546
Spirax Group PLC 3,808 351
SSE PLC 57,235 1,341
Standard Chartered PLC 102,205 1,981
Tesco PLC 339,579 2,036
Unilever PLC 126,818 7,497
United Utilities Group PLC 35,270 544
Vodafone Group PLC 1,007,220 1,168
Whitbread PLC 9,047 394
Wise PLC Class A(Æ) 34,462 481
WPP PLC 55,801 279
114,778
United States - 9.4%
Alcon, Inc. 25,847 1,936
Amrize , Ltd.(Æ) 26,390 1,279
BP PLC 820,402 4,706
CSL, Ltd. 25,046 3,290
CyberArk Software, Ltd.(Æ) 2,471 1,194
Experian PLC 47,529 2,394
Ferrovial SE 26,567 1,529
GSK PLC 211,247 4,542
Haleon PLC 464,732 2,099
Holcim AG(Æ) 26,390 2,246
James Hardie Industries PLC(Æ) 29,931 557
monday.com, Ltd.(Æ) 2,101 407
Nestle SA 133,271 12,242
Novartis AG 98,339 12,645
QIAGEN NV 11,248 500
Roche Holding AG 37,996 12,532
Sanofi SA 57,155 5,403
Schneider Electric SE 28,359 8,006
Shell PLC 304,799 10,852
Amounts in thousands (except share amounts)
H2
Number of
S hares
H2
Fair
Value
$
Spotify Technology SA(Æ) 7,908 5,520
Stellantis NV 104,296 965
Swiss Re AG 15,454 2,864
Tenaris SA 19,407 347
98,055
Total Common Stocks
(cost $999,193) 1,010,156
Preferred Stocks - 0.3%
Germany - 0.3%
Bayerische Motoren Werke AG
5.775% (Ÿ) 2,906 270
Dr Ing hc F Porsche AG
5.420% (Ÿ)(Þ) 5,917 287
Henkel AG & Co. KGaA
2.858% (Ÿ) 8,323 672
Porsche Automobil Holding SE
5.580% (Ÿ) 7,951 312
Sartorius AG
0.325% (Ÿ) 1,364 317
Volkswagen AG
7.021% (Ÿ) 10,697 1,157
3,015
Total Preferred Stocks
(cost $3,211) 3,015
Warrants and Rights - 0.0%
Belgium - 0.0%
Sofina SA(Æ)
2025  Rights 797 2
Total Warrants and Rights
(cost $—) 2
Short-Term Investments - 2.7%
United States - 2.7%
State Street Institutional Liquid
Reserves Fund 28,139,335 28,139
Total Short-Term Investments
(cost $28,139) 28,139
Total Investments - 99.7%
(cost $1,030,543) 1,041,312
Other Assets net of Liabilities
- 0.3%
3,331
Net Assets - 100.0%
1,044,643

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Venerable International Index Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Contracts to Buy
MSCI EAFE Index Futures 216 USD 30,081 12/19/2025 (89)
Total Futures Contracts (å) (89)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Common Stocks
Australia $ — $ 70,293 $ — $ 70,293
Austria — 2,535 — 2,535
Belgium — 8,405 — 8,405
Brazil — 313 — 313
Chile — 760 — 760
China — 6,697 — 6,697
Denmark — 19,511 — 19,511
Finland — 10,873 — 10,873
France — 94,703 — 94,703
Germany — 96,303 — 96,303
Hong Kong 554 19,041 — 19,595
Ireland 1,104 3,265 — 4,369
Israel 2,638 6,589 — 9,227
Italy 905 29,426 — 30,331
Japan 353 224,637 — 224,990
Luxembourg — 1,514 — 1,514
Macao — 974 — 974
Mexico — 363 — 363
Netherlands — 48,094 — 48,094
New Zealand — 2,731 — 2,731
Norway — 5,758 — 5,758
Poland — 159 — 159
Portugal — 1,918 — 1,918
Singapore 4,275 14,223 — 18,498
South Africa — 2,179 — 2,179
South Korea — 289 — 289
Spain — 35,014 — 35,014
Sweden — 31,252 — 31,252
Switzerland — 49,675 — 49,675
United Kingdom 1,078 113,700 — 114,778
United States 7,121 90,934 — 98,055
Preferred Stocks — 3,015 — 3,015
Warrants and Rights 2 — — 2
Short-Term Investments 28,139 — — 28,139
Total Investments 46,169 995,143 — 1,041,312
Derivatives
Liabilities
Futures Contracts (89) — — (89)
Total Derivatives
*
$ (89) $ — $ — $ (89)

Venerable Variable Insurance Trust
Venerable International Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable International Index Fund 103
*
Futures contract values reflect the unrealized appreciation (depreciation) on the investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary ....................................................................
126,276 12.1
Consumer Staples ...............................................................................
59,941 5.7
Energy ................................................................................................
39,532 3.8
Financial Services ..............................................................................
286,079 27.4
Health Care ........................................................................................
108,154 10.3
Materials and Processing ...................................................................
81,284 7.8
Producer Durables ..............................................................................
145,367 13.9
Technology .........................................................................................
105,398 10.1
Utilities ...............................................................................................
58,125 5.6
Preferred Stocks
Consumer Discretionary ....................................................................
2,026 0.2
Consumer Staples ...............................................................................
672 0.1
Producer Durables ..............................................................................
317 —*
Warrants and Rights ...................................................................
2 —*
Short-Term Investments .............................................................
28,139 2.7
Total Investments ............................................................................... 1,041,312
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 99.4%
Corporate Bonds and Notes - 22.2%
Consumer Discretionary - 2.1%
Amazon.com, Inc.
2.875% due 05/12/41 450 345
3.100% due 05/12/51 450 312
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 350 353
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.800% due 03/01/50 400 316
3.900% due 06/01/52 400 271
Comcast Corp.
3.750% due 04/01/40 500 420
3.450% due 02/01/50 600 419
Costco Wholesale Corp.
1.750% due 04/20/32 250 216
Ford Motor Co.
3.250% due 02/12/32 450 393
Fox Corp.
Series WI
4.709% due 01/25/29 450 456
General Motors Co.
5.200% due 04/01/45 400 360
General Motors Financial Co., Inc.
5.800% due 01/07/29 400 416
5.350% due 01/07/30 400 410
Home Depot, Inc. (The)
5.300% due 06/25/54 600 587
Lowe's Cos., Inc.
2.625% due 04/01/31 700 639
Marriott International, Inc.
4.900% due 04/15/29 550 562
McDonald's Corp.
Series MTN
3.625% due 09/01/49 500 374
Starbucks Corp.
2.250% due 03/12/30 550 505
Target Corp.
4.800% due 01/15/53 400 364
Toyota Motor Credit Corp.
5.550% due 11/20/30 450 477
Walmart, Inc.
5.250% due 09/01/35 250 265
4.500% due 04/15/53 300 269
8,729
Consumer Staples - 1.1%
Bunge, Ltd. Finance Corp.
4.200% due 09/17/29 350 349
Campbell's Co. (The)
5.400% due 03/21/34 350 359
Coca-Cola Co. (The)
5.400% due 05/13/64 300 299
Conagra Brands, Inc.
4.850% due 11/01/28 400 404
Constellation Brands, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.150% due 08/01/29 200 192
Haleon US Capital LLC
Series WI
3.375% due 03/24/29 300 292
JBS USA Holding Lux SARL/ JBS
USA Food Co./ JBS Lux Co. SARL
Series WI
6.500% due 12/01/52 300 316
Keurig Dr Pepper, Inc.
4.500% due 04/15/52 300 242
Mondelez International, Inc.
2.750% due 04/13/30 350 328
PepsiCo, Inc.
2.750% due 03/19/30 650 614
Philip Morris International, Inc.
5.125% due 02/15/30 250 258
5.250% due 02/13/34 450 465
Procter & Gamble Co. (The)
4.550% due 01/29/34 350 356
4,474
Energy - 1.4%
Chevron USA, Inc.
1.018% due 08/12/27 450 428
ConocoPhillips Co.
5.300% due 05/15/53 400 381
Coterra Energy, Inc.
5.400% due 02/15/35 300 303
Energy Transfer, LP
5.700% due 04/01/35 300 310
5.000% due 05/15/50 450 385
Enterprise Products Operating LLC
4.850% due 03/15/44 500 460
Exxon Mobil Corp.
4.114% due 03/01/46 450 382
Kinder Morgan, Inc.
3.600% due 02/15/51 550 387
MPLX, LP
4.700% due 04/15/48 400 335
Occidental Petroleum Corp.
6.625% due 09/01/30 400 429
Ovintiv , Inc.
5.650% due 05/15/28 400 412
Phillips 66 Co.
5.300% due 06/30/33 450 463
Sabine Pass Liquefaction LLC
Series WI
4.500% due 05/15/30 300 301
Shell Finance US, Inc.
Series *
4.375% due 05/11/45 350 306
Western Midstream Operating, LP
6.350% due 01/15/29 400 421
Williams Cos., Inc. (The)
3.750% due 06/15/27 450 447
6,150
Financial Services - 7.2%
Allstate Corp. (The)
5.250% due 03/30/33 350 363

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 105
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Ameriprise Financial, Inc.
5.700% due 12/15/28 500 524
Arthur J Gallagher & Co.
5.150% due 02/15/35 300 303
Bank of America Corp.
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 400 414
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 350 366
5.511% due 01/24/36 (SOFR +
1.310%)(Ê) 350 366
Series MTN
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 300 298
1.898% due 07/23/31 (SOFR +
1.530%)(Ê) 400 357
4.083% due 03/20/51 (CME Term
SOFR 3 Month + 3.412%)(Ê) 500 407
Series WI
3.419% due 12/20/28 (CME Term
SOFR 3 Month + 1.302%)(Ê) 300 295
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 350 353
Capital One Financial Corp.
5.700% due 02/01/30 (SOFR +
1.905%)(Ê) 250 260
2.359% due 07/29/32 (SOFR +
1.337%)(Ê) 350 302
5.268% due 05/10/33 (SOFR +
2.370%)(Ê) 250 256
Charles Schwab Corp. (The)
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 400 436
Citibank NA
Series BKNT
5.570% due 04/30/34 250 265
Citigroup, Inc.
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 700 644
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 350 372
4.650% due 07/23/48 400 357
CME Group, Inc.
4.400% due 03/15/30 350 354
Corebridge Financial, Inc.
Series WI
3.850% due 04/05/29 400 394
Crown Castle, Inc.
5.600% due 06/01/29 550 571
ERP Operating, LP
4.650% due 09/15/34 400 395
Fifth Third Bancorp
5.631% due 01/29/32 (SOFR +
1.840%)(Ê) 250 262
Global Payments, Inc.
2.900% due 05/15/30 400 370
Goldman Sachs Group, Inc. (The)
2.615% due 04/22/32 (SOFR +
1.281%)(Ê) 300 272
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.016% due 10/23/35 (SOFR +
1.420%)(Ê) 700 705
5.561% due 11/19/45 (SOFR +
1.580%)(Ê) 450 457
Host Hotels & Resorts, LP
Series I
3.500% due 09/15/30 500 469
Inter-American Development Bank
3.750% due 06/14/30 500 499
Series GMTN
4.375% due 07/16/35 400 405
International Bank for Reconstruction
& Development
4.500% due 04/10/31 1,000 1,032
Series GMTN
4.625% due 01/15/32 900 934
JPMorgan Chase & Co.
4.505% due 10/22/28 (SOFR +
0.860%)(Ê) 450 454
4.452% due 12/05/29 (CME Term
SOFR 3 Month + 1.592%)(Ê) 350 353
3.702% due 05/06/30 (CME Term
SOFR 3 Month + 1.422%)(Ê) 450 442
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 400 375
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 300 317
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 400 417
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 500 533
Kimco Realty OP LLC
4.600% due 02/01/33 400 397
Lincoln National Corp.
3.800% due 03/01/28 400 396
LPL Holdings, Inc.
4.900% due 04/03/28 900 910
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 400 405
Mastercard , Inc.
3.850% due 03/26/50 350 280
MetLife, Inc.
4.550% due 03/23/30 350 356
4.875% due 11/13/43 350 329
Mid-America Apartments, LP
3.950% due 03/15/29 450 447
Moody's Corp.
Series WI
3.250% due 01/15/28 700 688
Morgan Stanley
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 600 629
Series GMTN
3.772% due 01/24/29 (CME Term
SOFR 3 Month + 1.402%)(Ê) 800 793
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 400 402
Series MTN

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 550 534
PayPal Holdings, Inc.
2.850% due 10/01/29 350 334
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 500 527
Progressive Corp. (The)
4.125% due 04/15/47 350 295
Realty Income Corp.
4.850% due 03/15/30 400 410
Regency Centers, LP
3.700% due 06/15/30 350 341
S&P Global, Inc.
Series WI
4.750% due 08/01/28 400 407
State Street Corp.
4.330% due 10/22/27 400 404
Travelers Cos., Inc. (The)
5.450% due 05/25/53 300 301
Truist Financial Corp.
Series MTN
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 350 371
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 250 253
5.384% due 01/23/30 (SOFR +
1.560%)(Ê) 300 310
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 300 319
Ventas Realty, LP
3.000% due 01/15/30 500 473
VICI Properties, LP
4.750% due 02/15/28 450 454
Visa, Inc.
4.300% due 12/14/45 300 265
Wells Fargo & Co.
5.605% due 04/23/36 (SOFR +
1.740%)(Ê) 350 367
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 500 388
Series MTN
2.879% due 10/30/30 (CME Term
SOFR 3 Month + 1.432%)(Ê) 400 378
4.400% due 06/14/46 350 296
Welltower OP LLC
2.800% due 06/01/31 400 368
30,775
Health Care - 2.8%
AbbVie, Inc.
4.700% due 05/14/45 350 321
Series WI
4.250% due 11/21/49 600 507
Amgen, Inc.
5.250% due 03/02/33 650 673
4.400% due 05/01/45 550 478
Baxter International, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series WI
2.272% due 12/01/28 400 375
Becton Dickinson & Co.
4.693% due 02/13/28 500 506
Boston Scientific Corp.
2.650% due 06/01/30 350 327
Bristol-Myers Squibb Co.
Series WI
4.125% due 06/15/39 300 272
Cardinal Health, Inc.
5.350% due 11/15/34 300 308
Centene Corp.
3.000% due 10/15/30 400 357
CVS Health Corp.
4.780% due 03/25/38 350 328
5.050% due 03/25/48 450 401
Elevance Health, Inc.
4.375% due 12/01/47 550 459
Eli Lilly & Co.
5.000% due 02/09/54 550 521
HCA, Inc.
5.750% due 03/01/35 400 418
Series WI
3.625% due 03/15/32 450 422
Humana, Inc.
5.375% due 04/15/31 400 412
Johnson & Johnson
5.000% due 03/01/35 550 571
Merck & Co., Inc.
2.750% due 12/10/51 650 409
Pfizer, Inc.
4.100% due 09/15/38 600 546
Quest Diagnostics, Inc.
2.950% due 06/30/30 350 330
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30 450 397
Royalty Pharma PLC
Series WI
2.200% due 09/02/30 600 538
Thermo Fisher Scientific, Inc.
5.086% due 08/10/33 350 363
UnitedHealth Group, Inc.
5.875% due 02/15/53 650 669
Universal Health Services, Inc.
4.625% due 10/15/29 400 400
Wyeth LLC
5.950% due 04/01/37 200 217
Zimmer Biomet Holdings, Inc.
5.500% due 02/19/35 350 365
11,890
Materials and Processing - 0.3%
Air Products and Chemicals, Inc.
4.850% due 02/08/34 400 406
Albemarle Corp.
5.050% due 06/01/32 350 346
Dow Chemical Co. (The)
4.375% due 11/15/42 450 367
Ecolab, Inc.

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 107
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.800% due 03/24/30 300 308
1,427
Producer Durables - 2.0%
Boeing Co. (The)
5.805% due 05/01/50 350 350
5.930% due 05/01/60 350 350
Burlington Northern Santa Fe LLC
4.450% due 03/15/43 600 540
CNH Industrial Capital LLC
4.550% due 04/10/28 550 554
CRH America Finance, Inc.
5.500% due 01/09/35 300 313
CSX Corp.
4.300% due 03/01/48 500 424
Eaton Corp.
4.350% due 05/18/28 250 253
FedEx Corp.
5.250% due 05/15/50 (Þ) 450 413
General Dynamics Corp.
3.750% due 05/15/28 900 898
General Electric Co.
4.900% due 01/29/36 350 355
Honeywell International, Inc.
1.950% due 06/01/30 550 498
Ingersoll Rand, Inc.
5.700% due 08/14/33 250 266
Jacobs Engineering Group, Inc.
6.350% due 08/18/28 350 370
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 350 326
Parker-Hannifin Corp.
4.500% due 09/15/29 300 304
Republic Services, Inc.
5.000% due 04/01/34 400 410
Trane Technologies Financing, Ltd.
5.250% due 03/03/33 300 312
Union Pacific Corp.
3.200% due 05/20/41 400 313
Series WI
3.839% due 03/20/60 400 296
United Parcel Service, Inc.
3.400% due 03/15/29 450 442
Waste Management, Inc.
3.150% due 11/15/27 350 344
8,331
Technology - 2.0%
Alphabet, Inc.
0.800% due 08/15/27 500 474
Analog Devices, Inc.
2.100% due 10/01/31 400 354
Apple, Inc.
4.375% due 05/13/45 400 361
3.950% due 08/08/52 450 366
Broadcom, Inc.
4.926% due 05/15/37 (Þ) 450 448
3.500% due 02/15/41 (Þ) 350 288
Cisco Systems, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.550% due 02/24/28 750 761
Dell International LLC / EMC Corp.
Series WI
5.300% due 10/01/29 250 258
HP, Inc.
4.000% due 04/15/29 400 395
IBM Corp.
4.250% due 05/15/49 500 413
Intel Corp.
3.750% due 08/05/27 350 347
4.750% due 03/25/50 450 381
Intuit, Inc.
5.125% due 09/15/28 450 465
Marvell Technology, Inc.
Series WI
2.450% due 04/15/28 450 431
Meta Platforms, Inc.
5.600% due 05/15/53 450 456
Micron Technology, Inc.
6.050% due 11/01/35 300 321
Motorola Solutions, Inc.
5.550% due 08/15/35 500 521
Oracle Corp.
5.250% due 02/03/32 600 618
5.200% due 09/26/35 150 151
5.950% due 09/26/55 400 399
QUALCOMM, Inc.
2.150% due 05/20/30 400 367
8,575
Utilities - 3.3%
Alabama Power Co.
3.050% due 03/15/32 300 277
AT&T, Inc.
Series *
4.300% due 02/15/30 400 401
Series WI
3.500% due 09/15/53 600 415
3.550% due 09/15/55 600 413
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 300 326
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 400 407
CenterPoint Energy, Inc.
5.400% due 06/01/29 300 310
Connecticut Light and Power Co. (The)
5.250% due 01/15/53 400 386
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 250 263
4.450% due 03/15/44 400 353
DTE Energy Co.
5.850% due 06/01/34 350 372
Duke Energy Corp.
5.000% due 08/15/52 450 405
Duke Energy Progress LLC
5.050% due 03/15/35 350 356
Entergy Corp.
1.900% due 06/15/28 300 283

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Venerable Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Entergy Louisiana LLC
5.700% due 03/15/54 500 505
Exelon Corp.
5.600% due 03/15/53 400 392
Florida Power & Light Co.
5.100% due 04/01/33 500 517
Interstate Power and Light Co.
5.600% due 06/29/35 300 312
NextEra Energy Capital Holdings, Inc.
5.250% due 03/15/34 550 565
NiSource, Inc.
3.600% due 05/01/30 400 387
Northern States Power Co.
5.100% due 05/15/53 450 428
Pacific Gas and Electric Co.
6.400% due 06/15/33 350 376
PacifiCorp
5.800% due 01/15/55 350 343
Public Service Electric and Gas Co.
4.850% due 08/01/34 400 403
San Diego Gas & Electric Co.
5.350% due 04/01/53 350 336
Sempra
5.500% due 08/01/33 350 365
Southern California Edison Co.
5.300% due 03/01/28 800 816
Southern Co. (The)
4.850% due 03/15/35 300 297
T-Mobile USA, Inc.
5.050% due 07/15/33 450 460
Series WI
2.550% due 02/15/31 350 318
3.300% due 02/15/51 500 340
Union Electric Co.
5.125% due 03/15/55 350 330
Verizon Communications, Inc.
5.401% due 07/02/37 (Þ) 350 356
2.650% due 11/20/40 450 325
3.550% due 03/22/51 400 293
Virginia Electric and Power Co.
5.000% due 01/15/34 450 455
13,886
94,237
International Debt - 5.3%
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 350 354
Series *
4.900% due 02/01/46 350 328
Asian Development Bank
Series GMTN
2.500% due 11/02/27 600 586
4.375% due 03/06/29 500 511
Banco Santander SA
6.921% due 08/08/33 400 445
Bank of Montreal
5.717% due 09/25/28 350 366
Barclays PLC
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.501% due 08/09/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.650%)(Ê) 1,200 1,227
BAT Capital Corp.
Series WI
4.540% due 08/15/47 350 294
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 300 298
Deutsche Bank AG
4.999% due 09/11/30 (SOFR +
1.700%)(Ê) 450 457
Enbridge, Inc.
5.700% due 03/08/33 600 632
European Investment Bank
4.500% due 03/14/30 800 825
4.250% due 08/16/32 700 711
Export-Import Bank of Korea
4.500% due 01/11/29 400 406
HSBC Holdings PLC
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 500 521
5.240% due 05/13/31 (SOFR +
1.570%)(Ê) 300 309
6.332% due 03/09/44 (SOFR +
2.650%)(Ê) 350 383
Indonesia Government International
Bond
4.750% due 09/10/34 450 449
ING Groep NV
5.335% due 03/19/30 (SOFR +
1.440%)(Ê) 400 413
Israel Government International Bond
Series 10Y
5.500% due 03/12/34 300 308
Japan Bank for International
Co-operation
3.875% due 07/03/28 500 501
Kreditanstalt Fuer Wiederaufbau
3.500% due 08/09/28 1,000 997
Lloyds Banking Group PLC
Series .!
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 300 315
Mexico Government International
Bond
5.850% due 07/02/32 350 362
6.625% due 01/29/38 350 369
6.338% due 05/04/53 350 341
Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.820%)(Ê) 250 258
5.615% due 04/24/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.270%)(Ê) 350 367
Mizuho Financial Group, Inc.
5.323% due 07/08/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.070%)(Ê) 350 359

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 109
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
NatWest Group PLC
4.964% due 08/15/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê) 350 355
ORIX Corp.
4.650% due 09/10/29 350 354
Panama Government International
Bond
6.700% due 01/26/36 350 370
Peruvian Government International
Bond
5.500% due 03/30/36 350 357
Philippines Government International
Bond
5.250% due 05/14/34 250 261
5.175% due 09/05/49 250 242
Province of British Columbia Canada
4.750% due 06/12/34 500 513
Province of Ontario Canada
3.900% due 09/04/30 600 600
Province of Quebec Canada
3.625% due 04/13/28 500 498
Republic of Chile Government
International Bond
3.500% due 01/31/34 400 366
Republic of Poland Government
International Bond
Series 10Y
5.375% due 02/12/35 300 311
Rio Tinto Finance (USA) PLC
5.125% due 03/09/53 700 663
Rogers Communications, Inc.
Series WI
4.500% due 03/15/42 450 391
Royal Bank of Canada
6.000% due 11/01/27 600 624
Smurfit Kappa Treasury ULC
Series WI
5.200% due 01/15/30 300 309
Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/29 350 335
Toronto-Dominion Bank (The)
4.861% due 01/31/28 700 712
TotalEnergies Capital SA
5.488% due 04/05/54 300 297
TransCanada PipeLines , Ltd.
7.625% due 01/15/39 300 358
Uruguay Government International
Bond
5.442% due 02/14/37 250 260
Westpac Banking Corp.
4.110% due 07/24/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 400 392
22,260
Mortgage-Backed Securities - 25.8%
Bank Commercial Mortgage Pass-
Through Certificates
Series 2024-BNK47 Class A5
5.716% due 06/15/57 250 266
Barclays Commercial Mortgage Trust
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Series 2019-C3 Class A4
3.583% due 05/15/52 250 243
Series 2022-C18
5.710% due 12/15/55 (~)(Ê) 390 413
Series 2024-C28 Class A5
5.403% due 09/15/57 250 261
Series 2025-5C33 Class A4
5.839% due 03/15/58 250 263
CSAIL Commercial Mortgage Trust
Series 2018-CX12 Class A4
4.224% due 08/15/51 (~)(Ê) 400 398
Series 2019-C16 Class A3
3.329% due 06/15/52 250 240
CSMC Trust
Series 2016-NXSR Class A4
3.795% due 12/15/49 (~)(Ê) 250 248
Fannie Mae
3.500% due 2036 83 81
2.000% due 2037 1,799 1,657
3.500% due 2037 107 103
6.000% due 2039 56 58
1.500% due 2040 202 172
2.500% due 2040 196 176
5.500% due 2040 116 118
1.500% due 2041 294 246
2.000% due 2041 821 716
2.500% due 2042 265 241
4.000% due 2044 107 104
5.000% due 2044 100 101
5.500% due 2044 107 109
2.000% due 2050 3,069 2,500
2.500% due 2050 10 , 109 8,678
2.000% due 2051 5,548 4,502
2.500% due 2051 3,582 3,037
3.000% due 2052 2,952 2,601
4.000% due 2052 2,741 2,593
4.500% due 2053 2,024 1,972
6.000% due 2054 3,705 3,788
6.500% due 2054 1,678 1,735
7.000% due 2054 347 368
Freddie Mac
3.000% due 2032 269 262
2.000% due 2035 1,138 1,056
2.500% due 2035 1,214 1,148
1.500% due 2036 1,974 1,769
3.000% due 2036 450 427
3.000% due 2037 380 364
6.000% due 2038 44 44
4.500% due 2039 85 85
5.500% due 2039 86 88
3.500% due 2040 129 124
4.500% due 2040 125 125
5.000% due 2040 308 311
2.000% due 2041 497 434
3.000% due 2047 1,649 1,492
3.500% due 2049 2,245 2,098
1.500% due 2050 1,453 1,118
2.000% due 2050 5,528 4,507

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Venerable Bond Index Fund
.
.
.
.
.
.
.
.
.
.
.
.
.
.
.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
1.500% due 2051 993 764
2.000% due 2051 4,632 3,753
3.500% due 2051 3,277 3,029
3.000% due 2052 3,309 2,919
4.000% due 2052 1,906 1,801
5.500% due 2053 2,530 2,560
6.000% due 2053 2,537 2,597
5.000% due 2054 1,802 1,787
5.500% due 2054 3,785 3,818
6.500% due 2054 1,145 1,195
4.500% due 2055 1,416 1,374
5.000% due 2055 2,618 2,597
7.000% due 2055 246 257
Freddie Mac Multifamily Structured
Pass Through Certificates
Series 2018-K073 Class A2
3.350% due 01/25/28 350 346
Series 2018-K074 Class A2
3.600% due 01/25/28 350 348
Series 2020-K117 Class A2
1.406% due 08/25/30 350 310
Series 2022-K139 Class A2
2.590% due 01/25/32 (~)(Ê) 350 319
Series 2022-K145 Class A2
2.580% due 05/25/32 350 317
Series 2023-K509 Class A2
4.850% due 09/25/28 350 357
Ginnie Mae II
2.000% due 2051 4,286 3,548
2.500% due 2051 4,486 3,864
3.000% due 2051 3,266 2,918
3.500% due 2052 2,603 2,395
4.000% due 2052 1,755 1,667
4.500% due 2052 2,029 1,982
5.500% due 2053 1,253 1,269
5.000% due 2054 2,513 2,501
5.500% due 2054 1,747 1,762
6.000% due 2054 1,951 1,987
6.500% due 2054 710 731
7.000% due 2054 85 87
7.000% due 2055 118 122
Morgan Stanley Capital I Trust
Series 2017-HR2 Class A4
3.587% due 12/15/50 300 295
Series 2018-L1 Class A4
4.407% due 10/15/51 (~)(Ê) 250 250
Wells Fargo Commercial Mortgage
Trust
Series 2025-5C3 Class A3
6.096% due 01/15/58 250 265
109,531
United States Government Agencies - 0.4%
Federal Home Loan Bank
4.375% due 09/08/28 1,500 1,530
Tennessee Valley Authority
4.875% due 05/15/35 300 310
1,840
United States Government Treasuries - 45.7%
United States Treasury Notes
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.625% due 10/15/26 2,100 2,119
4.125% due 01/31/27 5,000 5,027
3.625% due 08/31/27 70,450 70,449
4.000% due 02/28/30 2,400 2,428
3.625% due 08/31/30 56,750 56,466
3.875% due 09/30/32 850 847
4.250% due 08/15/35 18,550 18,701
4.875% due 08/15/45 22,000 22,492
4.750% due 08/15/55 15,720 15,778
194,307
Total Long-Term Fixed
Income Investments
(cost $423,513) 422,175
Number of
Shares
Short-Term Investments - 0.3%
State Street Institutional Liquid
Reserves Fund 1,544,857 1,545
Total Short-Term Investments
(cost $1,545) 1,545
Total Investments - 99.7%
(cost $425,058) 423,720
Other Assets net of
Liabilities - 0.3%
1,102
Net Assets - 100.0%
424,822

Venerable Variable Insurance Trust
Venerable Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Bond Index Fund 111
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 94,237 $ — $ 94,237
International Debt — 22,260 — 22,260
Mortgage-Backed Securities — 109,531 — 109,531
United States Government Agencies — 1,840 — 1,840
United States Government Treasuries — 194,307 — 194,307
Short-Term Investments 1,545 — — 1,545
Total Investments
$ 1,545 $ 422,175 $ — $ 423,720
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
1,054 0 .2
Belgium ..............................................................................................
682 0 .1
Canada ................................................................................................
4,993 1 .2
Chile ...................................................................................................
366 0 .1
France .................................................................................................
297 0 .1
Germany .............................................................................................
1,453 0 .3
Indonesia ............................................................................................
449 0 .1
Ireland ................................................................................................
309 0 .1
Israel ...................................................................................................
308 0 .1
Japan ..................................................................................................
2,174 0 .5
Luxembourg .......................................................................................
1,537 0 .4
Mexico ...............................................................................................
1,072 0 .2
Netherlands ........................................................................................
413 0 .1
Panama ...............................................................................................
370 0 .1
Peru ....................................................................................................
357 0 .1
Philippines ..........................................................................................
1,599 0 .4
Poland ................................................................................................
311 0 .1
South Korea .......................................................................................
406 0 .1
Spain ..................................................................................................
445 0 .1
United Kingdom .................................................................................
3,404 0 .8
United States ......................................................................................
401,460 94 .5
Uruguay ..............................................................................................
261 — *
Total Investments ............................................................................... 423,720
*
Less than .05% of net assets.

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Long-Term Fixed Income Investments - 98.0%
Corporate Bonds and Notes - 85.6%
Consumer Discretionary - 7.7%
Amazon.com, Inc.
4.700% due 12/01/32 4,600 4,726
American Honda Finance Corp.
Series GMTN
4.850% due 10/23/31 3,600 3,657
AppLovin Corp.
5.375% due 12/01/31 2,700 2,793
AutoZone, Inc.
4.750% due 02/01/33 3,400 3,407
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
4.400% due 04/01/33 4,100 3,885
Comcast Corp.
4.650% due 02/15/33 4,800 4,822
DR Horton, Inc.
5.000% due 10/15/34 2,600 2,628
Ford Motor Co.
3.250% due 02/12/32 6,500 5,677
Ford Motor Credit Co. LLC
6.500% due 02/07/35 1,600 1,643
General Motors Financial Co., Inc.
2.700% due 06/10/31 5,800 5,182
6.100% due 01/07/34 3,800 3,997
Home Depot, Inc. (The)
3.250% due 04/15/32 7,200 6,743
Lowe's Cos., Inc.
3.750% due 04/01/32 4,700 4,492
Marriott International, Inc.
4.500% due 10/15/31 2,700 2,688
Starbucks Corp.
3.000% due 02/14/32 5,900 5,423
Tapestry, Inc.
5.500% due 03/11/35 3,100 3,168
Toyota Motor Credit Corp.
5.100% due 03/21/31 6,000 6,224
Walmart, Inc.
4.100% due 04/15/33 4,300 4,272
75,427
Consumer Staples - 4.3%
Bunge, Ltd. Finance Corp.
4.650% due 09/17/34 3,300 3,236
General Mills, Inc.
4.950% due 03/29/33 3,800 3,852
Hershey Co. (The)
5.100% due 02/24/35 3,000 3,087
Keurig Dr Pepper, Inc.
4.050% due 04/15/32 4,000 3,824
Kraft Heinz Foods Co.
5.200% due 03/15/32 3,100 3,179
Mondelez International, Inc.
3.000% due 03/17/32 4,200 3,849
PepsiCo, Inc.
3.900% due 07/18/32 5,200 5,077
Philip Morris International, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.750% due 11/01/31 2,900 2,949
5.625% due 09/07/33 4,800 5,083
Pilgrim's Pride Corp.
6.250% due 07/01/33 2,900 3,091
Procter & Gamble Co. (The)
2.300% due 02/01/32 5,100 4,644
41,871
Energy - 6.1%
BP Capital Markets America, Inc.
5.227% due 11/17/34 5,500 5,684
Cheniere Energy Partners, LP
Series WI
5.750% due 08/15/34 4,300 4,472
Coterra Energy, Inc.
5.400% due 02/15/35 3,500 3,532
Energy Transfer, LP
6.550% due 12/01/33 3,500 3,831
5.600% due 09/01/34 4,200 4,312
Helmerich & Payne, Inc.
5.500% due 12/01/34 1,400 1,371
Kinder Morgan, Inc.
4.800% due 02/01/33 3,400 3,401
MPLX, LP
5.000% due 03/01/33 3,700 3,703
Occidental Petroleum Corp.
5.375% due 01/01/32 5,800 5,897
ONEOK, Inc.
4.750% due 10/15/31 2,900 2,900
5.050% due 11/01/34 4,600 4,539
Plains All American Pipeline, LP / PAA
Finance Corp.
5.700% due 09/15/34 3,500 3,608
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 2,400 2,408
4.000% due 01/15/32 3,200 3,040
Williams Cos., Inc. (The)
4.650% due 08/15/32 7,000 6,993
59,691
Financial Services - 30.9%
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 4,100 3,468
Allstate Corp. (The)
5.250% due 03/30/33 4,600 4,771
American Express Co.
5.043% due 05/01/34 (SOFR +
1.835%)(Ê) 5,700 5,845
American Homes 4 Rent, LP
3.625% due 04/15/32 3,700 3,466
American International Group, Inc.
5.125% due 03/27/33 2,900 2,981
American Tower Corp.
5.550% due 07/15/33 4,900 5,129
Aon Corp. / Aon Global Holdings PLC
5.350% due 02/28/33 2,600 2,715
Bank of America Corp.
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 6,100 6,311

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 113
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.872% due 09/15/34 (SOFR +
1.840%)(Ê) 5,900 6,322
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 5,300 5,537
5.744% due 02/12/36 (SOFR +
1.697%)(Ê) 4,200 4,373
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 3,200 2,779
3.846% due 03/08/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.000%)(Ê) 6,600 6,169
Bank of New York Mellon Corp. (The)
Series MTN
5.834% due 10/25/33 (SOFR +
2.074%)(Ê) 3,300 3,555
5.188% due 03/14/35 (SOFR +
1.418%)(Ê) 3,800 3,913
BlackRock, Inc.
4.750% due 05/25/33 3,500 3,577
Blackstone Reg Finance Co. LLC
5.000% due 12/06/34 3,500 3,530
Boston Properties, LP
5.750% due 01/15/35 3,200 3,273
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 4,900 5,296
6.183% due 01/30/36 (SOFR +
2.036%)(Ê) 3,000 3,115
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 4,100 4,388
Citigroup, Inc.
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 5,000 5,051
6.174% due 05/25/34 (SOFR +
2.661%)(Ê) 4,000 4,258
5.827% due 02/13/35 (SOFR +
2.056%)(Ê) 4,200 4,360
Series .
5.333% due 03/27/36 (SOFR +
1.465%)(Ê) 1,900 1,943
CNA Financial Corp.
5.125% due 02/15/34 2,800 2,826
Corebridge Financial, Inc.
Series WI
3.900% due 04/05/32 3,000 2,863
Cousins Properties, LP
5.375% due 02/15/32 3,100 3,174
Crown Castle, Inc.
2.500% due 07/15/31 4,700 4,186
Equinix , Inc.
3.900% due 04/15/32 2,800 2,685
Essex Portfolio, LP
5.500% due 04/01/34 3,500 3,638
Extra Space Storage, LP
4.950% due 01/15/33 3,900 3,925
Fifth Third Bancorp
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
5.631% due 01/29/32 (SOFR +
1.840%)(Ê) 2,900 3,039
Global Payments, Inc.
5.400% due 08/15/32 3,800 3,887
GLP Capital, LP / GLP Financing II,
Inc.
3.250% due 01/15/32 3,800 3,414
Goldman Sachs Group, Inc. (The)
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 5,700 5,126
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 5,600 5,137
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 5,800 5,173
Huntington Bancshares, Inc.
5.709% due 02/02/35 (SOFR +
1.870%)(Ê) 2,700 2,812
JPMorgan Chase & Co.
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 2,700 2,454
4.912% due 07/25/33 (SOFR +
2.080%)(Ê) 2,500 2,550
5.717% due 09/14/33 (SOFR +
2.580%)(Ê) 4,100 4,339
5.350% due 06/01/34 (SOFR +
1.845%)(Ê) 6,300 6,562
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 6,200 6,436
5.576% due 07/23/36 (SOFR +
1.635%)(Ê) 3,900 4,046
Kimco Realty OP LLC
3.200% due 04/01/32 3,700 3,414
LPL Holdings, Inc.
6.000% due 05/20/34 3,400 3,557
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35 4,100 4,148
MetLife, Inc.
Series G
6.350% due 03/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.078%)(Ê) 2,600 2,770
Moody's Corp.
2.000% due 08/19/31 3,000 2,637
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 4,200 3,821
4.889% due 07/20/33 (SOFR +
2.076%)(Ê) 5,300 5,375
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 7,300 7,779
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 3,900 4,086
Series MTN
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 6,100 6,355
PNC Financial Services Group, Inc.
(The)

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.812% due 10/21/32 (SOFR +
1.259%)(Ê) 2,100 2,129
5.401% due 07/23/35 (SOFR +
1.599%)(Ê) 7,200 7,451
Prologis, LP
4.625% due 01/15/33 5,400 5,441
Prudential Financial, Inc.
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 3,200 3,200
Realty Income Corp.
2.850% due 12/15/32 4,500 4,016
Regency Centers, LP
5.000% due 07/15/32 3,400 3,479
S&P Global, Inc.
Series WI
2.900% due 03/01/32 3,200 2,933
Simon Property Group, LP
4.750% due 09/26/34 3,800 3,775
Truist Financial Corp.
Series MTN
6.123% due 10/28/33 (SOFR +
2.300%)(Ê) 4,300 4,631
US Bancorp
5.850% due 10/21/33 (SOFR +
2.090%)(Ê) 2,800 2,985
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 5,400 5,687
Ventas Realty, LP
5.100% due 07/15/32 3,900 3,991
Verisk Analytics, Inc.
5.250% due 06/05/34 2,900 2,989
VICI Properties, LP
5.625% due 04/01/35 3,000 3,071
Wells Fargo & Co.
Series MTN
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 6,100 5,677
4.897% due 07/25/33 (SOFR +
2.100%)(Ê) 4,400 4,470
5.557% due 07/25/34 (SOFR +
1.990%)(Ê) 5,900 6,197
Welltower OP LLC
5.125% due 07/01/35 3,200 3,256
303,717
Health Care - 9.1%
AbbVie, Inc.
4.950% due 03/15/31 2,500 2,584
5.050% due 03/15/34 5,800 5,962
Amgen, Inc.
5.250% due 03/02/33 6,400 6,630
Becton Dickinson & Co.
4.298% due 08/22/32 3,500 3,444
Cardinal Health, Inc.
5.350% due 11/15/34 2,500 2,570
Cencora , Inc.
2.700% due 03/15/31 3,800 3,485
CommonSpirit Health
5.205% due 12/01/31 2,500 2,585
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
CVS Health Corp.
5.000% due 09/15/32 3,800 3,846
5.700% due 06/01/34 2,900 3,025
Elevance Health, Inc.
4.100% due 05/15/32 5,400 5,236
Eli Lilly & Co.
4.900% due 02/12/32 4,000 4,133
GE HealthCare Technologies, Inc.
Series WI
5.905% due 11/22/32 2,900 3,119
HCA, Inc.
5.500% due 03/01/32 3,100 3,228
Series WI
3.625% due 03/15/32 4,700 4,411
Humana, Inc.
5.375% due 04/15/31 4,300 4,424
Johnson & Johnson
4.375% due 12/05/33 4,400 4,449
Laboratory Corp. of America Holdings
4.550% due 04/01/32 3,100 3,081
Medtronic Global Holdings S.C.A.
4.500% due 03/30/33 3,000 3,001
Merck & Co., Inc.
4.500% due 05/17/33 3,700 3,720
Pfizer, Inc.
4.750% due 05/19/33 4,300 4,345
Stryker Corp.
5.200% due 02/10/35 2,500 2,577
UnitedHealth Group, Inc.
2.300% due 05/15/31 4,400 3,943
4.500% due 04/15/33 2,600 2,571
5.150% due 07/15/34 3,500 3,589
89,958
Materials and Processing - 0.8%
CF Industries, Inc.
5.150% due 03/15/34 4,000 4,031
Eidp , Inc.
4.800% due 05/15/33 2,600 2,616
LYB International Finance III LLC
6.150% due 05/15/35 1,300 1,355
8,002
Producer Durables - 5.7%
Amphenol Corp.
5.000% due 01/15/35 3,400 3,469
Boeing Co. (The)
3.600% due 05/01/34 4,900 4,433
CRH America Finance, Inc.
5.400% due 05/21/34 2,700 2,800
GATX Corp.
5.500% due 06/15/35 3,800 3,918
Honeywell International, Inc.
1.750% due 09/01/31 7,700 6,669
Howmet Aerospace, Inc.
4.850% due 10/15/31 2,700 2,771
John Deere Capital Corp.
Series I
5.150% due 09/08/33 4,500 4,708
Series MTN

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 115
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.350% due 09/15/32 2,700 2,707
L3Harris Technologies, Inc.
5.400% due 07/31/33 3,700 3,854
Lockheed Martin Corp.
5.250% due 01/15/33 3,400 3,572
Northrop Grumman Corp.
4.700% due 03/15/33 2,900 2,922
RTX Corp.
5.150% due 02/27/33 3,900 4,040
United Parcel Service, Inc.
4.875% due 03/03/33 2,300 2,366
Waste Connections, Inc.
2.200% due 01/15/32 3,600 3,166
Waste Management, Inc.
4.875% due 02/15/34 4,300 4,396
55,791
Technology - 8.2%
Accenture Capital, Inc.
4.500% due 10/04/34 3,300 3,258
Alphabet, Inc.
4.500% due 05/15/35 2,900 2,904
Broadcom, Inc.
4.900% due 07/15/32 3,700 3,784
2.600% due 02/15/33 (Þ) 5,800 5,089
Series WI
4.300% due 11/15/32 3,700 3,652
Cisco Systems, Inc.
4.950% due 02/24/32 5,700 5,891
Dell International LLC / EMC Corp.
5.400% due 04/15/34 3,700 3,819
Fiserv, Inc.
5.600% due 03/02/33 5,000 5,239
Hewlett Packard Enterprise Co.
4.850% due 10/15/31 3,200 3,232
HP, Inc.
Series WI
2.650% due 06/17/31 3,900 3,517
Intel Corp.
5.200% due 02/10/33 3,700 3,785
Intuit, Inc.
5.200% due 09/15/33 3,500 3,658
Meta Platforms, Inc.
4.950% due 05/15/33 5,200 5,380
Micron Technology, Inc.
5.800% due 01/15/35 3,200 3,363
Motorola Solutions, Inc.
5.600% due 06/01/32 4,200 4,422
Oracle Corp.
4.900% due 02/06/33 6,300 6,361
5.500% due 08/03/35 2,200 2,263
Paychex, Inc.
5.350% due 04/15/32 3,000 3,113
QUALCOMM, Inc.
Series WI
1.650% due 05/20/32 3,400 2,877
Uber Technologies, Inc.
4.800% due 09/15/35 2,000 1,981
Workday, Inc.
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
3.800% due 04/01/32 3,300 3,153
80,741
Utilities - 12.8%
AES Corp. (The)
5.800% due 03/15/32 3,000 3,101
Ameren Illinois Co.
4.950% due 06/01/33 3,100 3,178
American Electric Power Co., Inc.
5.625% due 03/01/33 3,700 3,890
AT&T, Inc.
5.375% due 08/15/35 4,900 5,043
Series WI
2.550% due 12/01/33 6,700 5,707
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 4,600 4,680
CMS Energy Corp.
6.500% due 06/01/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.961%)(Ê) 1,300 1,351
Consolidated Edison Co. of New York,
Inc.
5.500% due 03/15/34 4,500 4,734
Dominion Energy, Inc.
6.625% due 05/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.207%)(Ê) 1,200 1,245
Series C
2.250% due 08/15/31 7,600 6,724
DTE Energy Co.
5.850% due 06/01/34 3,800 4,041
Duke Energy Carolinas LLC
4.850% due 01/15/34 4,400 4,453
Entergy Louisiana LLC
4.000% due 03/15/33 3,700 3,552
Exelon Corp.
5.450% due 03/15/34 5,400 5,610
Florida Power & Light Co.
5.300% due 06/15/34 4,500 4,697
Georgia Power Co.
4.950% due 05/17/33 4,000 4,080
NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/32 3,500 3,093
5.050% due 02/28/33 4,000 4,087
NiSource, Inc.
5.350% due 04/01/34 3,700 3,809
Pacific Gas and Electric Co.
6.400% due 06/15/33 5,400 5,804
Public Service Co. of Colorado
5.350% due 05/15/34 4,200 4,338
Public Service Electric and Gas Co.
4.850% due 08/01/34 3,300 3,324
Public Service Enterprise Group, Inc.
2.450% due 11/15/31 3,300 2,930
Sempra
5.500% due 08/01/33 4,000 4,169
Southern California Edison Co.
5.200% due 06/01/34 4,400 4,379
Southern Co. (The)

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Venerable Intermediate Corporate Bond Index Fund
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
4.850% due 03/15/35 1,500 1,486
T-Mobile USA, Inc.
5.200% due 01/15/33 4,300 4,435
Series WI
2.700% due 03/15/32 4,000 3,586
Verizon Communications, Inc.
5.050% due 05/09/33 2,900 2,970
5.250% due 04/02/35 1,800 1,830
Series WI
2.355% due 03/15/32 6,000 5,262
Virginia Electric and Power Co.
2.400% due 03/30/32 4,200 3,711
125,299
840,497
International Debt - 12.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 4,100 3,779
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 3,700 3,816
AstraZeneca Finance LLC
5.000% due 02/26/34 3,900 4,020
Banco Santander SA
6.938% due 11/07/33 3,200 3,667
Barclays PLC
5.335% due 09/10/35 (SOFR +
1.910%)(Ê) 3,100 3,146
5.785% due 02/25/36 (SOFR +
1.590%)(Ê) 5,800 6,050
BAT Capital Corp.
5.625% due 08/15/35 1,300 1,349
BHP Billiton Finance USA, Ltd.
5.250% due 09/08/33 4,300 4,479
Brookfield Finance, Inc.
6.350% due 01/05/34 3,300 3,599
Canadian Natural Resources, Ltd.
5.400% due 12/15/34 (Þ) 3,800 3,874
Canadian Pacific Railway Co.
2.450% due 12/02/31 3,100 2,761
Deutsche Bank AG
5.403% due 09/11/35 1,500 1,528
Enbridge, Inc.
7.200% due 06/27/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.970%)(Ê) 1,300 1,382
Fairfax Financial Holdings, Ltd.
Series WI
5.625% due 08/16/32 2,900 3,017
Honda Motor Co., Ltd.
5.337% due 07/08/35 2,700 2,751
HSBC Holdings PLC
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 4,500 4,054
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 2,700 2,688
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 3,900 4,112
5.874% due 11/18/35 (SOFR +
1.900%)(Ê) 3,800 3,930
Amounts in thousands (except share amounts)
H2
Principal
Amount
$
H2
Fair
Value
$
Lloyds Banking Group PLC
Series .!
6.068% due 06/13/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 3,500 3,680
Mitsubishi UFJ Financial Group, Inc.
5.426% due 04/17/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê) 3,900 4,058
Mizuho Financial Group, Inc.
5.748% due 07/06/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.900%)(Ê) 5,000 5,309
NatWest Group PLC
5.778% due 03/01/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.500%)(Ê) 3,500 3,691
Nutrien , Ltd.
5.400% due 06/21/34 3,200 3,295
NXP BV / NXP Funding LLC / NXP
USA, Inc.
Series WI
2.650% due 02/15/32 3,600 3,201
Rio Tinto Finance (USA) PLC
5.000% due 03/14/32 3,100 3,184
Rogers Communications, Inc.
Series WI
3.800% due 03/15/32 3,400 3,210
Royal Bank of Canada
Series GMTN
5.000% due 02/01/33 4,000 4,129
Smurfit Kappa Treasury ULC
Series WI
5.438% due 04/03/34 3,800 3,935
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/34 3,700 3,904
Toronto-Dominion Bank (The)
4.456% due 06/08/32 4,300 4,298
Vale Overseas, Ltd.
6.125% due 06/12/33 3,100 3,307
Vodafone Group PLC
6.250% due 11/30/32 2,000 2,174
Westpac Banking Corp.
Series GMTN
5.618% due 11/20/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê) 5,700 5,875
121,252
Total Long-Term Fixed
Income Investments
(cost $964,486) 961,749
Number of
Shares
Short-Term Investments - 1.5%
State Street Institutional Liquid
Reserves Fund 14,551,848 14,552

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Intermediate Corporate Bond Index Fund 117
Amounts in thousands (except share amounts)
H2 H2
Fair
Value
$
Total Short-Term Investments
(cost $14,552) 14,552
Total Investments - 99.5%
(cost $979,038) 976,301
Other Assets net of
Liabilities - 0.5%
5,294
Net Assets - 100.0%
981,595

Venerable Variable Insurance Trust
Venerable Intermediate Corporate Bond Index Fund
Schedule of Investments, continued — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Venerable Intermediate Corporate Bond Index Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Long-Term Fixed Income Investments
Corporate Bonds and Notes $ — $ 840,497 $ — $ 840,497
International Debt — 121,252 — 121,252
Short-Term Investments 14,552 — — 14,552
Total Investments
$ 14,552 $ 961,749 $ — $ 976,301
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
% of Net
Assets
Australia .............................................................................................
13,538 1 .4
Belgium ..............................................................................................
3,816 0 .4
Brazil ..................................................................................................
3,307 0 .3
Canada ................................................................................................
29,565 3 .0
Germany .............................................................................................
1,528 0 .2
Ireland ................................................................................................
7,714 0 .8
Japan ..................................................................................................
16,022 1 .6
Netherlands ........................................................................................
3,201 0 .3
Spain ..................................................................................................
3,667 0 .4
United Kingdom .................................................................................
38,894 4 .0
United States ......................................................................................
855,049 87 .1
Total Investments ............................................................................... 976,301

Venerable Variable Insurance Trust
Venerable Conservative Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Conservative Allocation Fund 119
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 17.5%
Venerable Large Cap Index Fund Class I(Æ) 2,762,450 28,509
Fixed Income - 75.0%
Venerable Bond Index Fund Class I(Æ) 4,887,168 48,872
Venerable Intermediate Corporate Bond Index Fund Class I(Æ) 7,330,752 73,307
122,179
International Equities - 7.5%
Venerable International Index Fund Class I(Æ) 1,202,551 12,218
Total Investments in Affiliated Funds
(cost $161,829) 162,906
Total Investments - 100.0%
(cost $161,829) 162,906
Other Assets net of Liabilities - (0.0)%
(40)
Net Assets - 100.0%
162,866
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 162,906 $ — $ — $ 162,906
Total Investments $ 162,906 $ — $ — $ 162,906
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable Large Cap Index Fund $ — $ 28,958 $ 1,363 $ 30 $ 884 $ 28,509 $ — $ —
Venerable Bond Index Fund — 49,545 674 1 — 48,872 — —
Venerable Intermediate Corporate
Bond Index Fund — 74,316 1,010 1 — 73,307 — —
Venerable International Index Fund — 12,410 390 5 193 12,218 — —
$ — $ 165,229 $ 3,437 $ 37 $ 1,077 $ 162,906 $ — $ —

Venerable Variable Insurance Trust
Venerable Conservative Appreciation Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Venerable Conservative Appreciation Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 28.1%
Venerable Large Cap Index Fund Class I(Æ) 13,674,483 141,121
Fixed Income - 59.8%
Venerable Bond Index Fund Class I(Æ) 9,999,286 99,993
Venerable Intermediate Corporate Bond Index Fund Class I(Æ) 20,017,938 200,179
300,172
International Equities - 12.1%
Venerable International Index Fund Class I(Æ) 5,965,651 60,611
Total Investments in Affiliated Funds
(cost $496,574) 501,904
Total Investments - 100.0%
(cost $496,574) 501,904
Other Assets net of Liabilities - (0.0)%
(124)
Net Assets - 100.0%
501,780
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 501,904 $ — $ — $ 501,904
Total Investments $ 501,904 $ — $ — $ 501,904
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable Large Cap Index Fund $ — $ 140,363 $ 3,700 $ 82 $ 4,376 $ 141,121 $ — $ —
Venerable Bond Index Fund — 100,259 266 — — 99,993 — —
Venerable Intermediate Corporate
Bond Index Fund — 200,518 338 (1) — 200,179 — —
Venerable International Index Fund — 60,156 504 5 954 60,611 — —
$ — $ 501,296 $ 4,808 $ 86 $ 5,330 $ 501,904 $ — $ —

Venerable Variable Insurance Trust
Venerable World Conservative Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable World Conservative Allocation Fund 121
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 59.9%
Venerable High Yield Fund Class I(Æ) 5,526,508 55,983
Venerable Strategic Bond Fund Class I(Æ) 3,801,194 37,290
93,273
International Equities - 40.1%
Venerable World Equity Fund Class I(Æ) 6,096,079 62,485
Total Investments in Affiliated Funds
(cost $153,920) 155,758
Total Investments - 100.0%
(cost $153,920) 155,758
Other Assets net of Liabilities - 0.0%
5
Net Assets - 100.0%
155,763
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 155,758 $ — $ — $ 155,758
Total Investments $ 155,758 $ — $ — $ 155,758
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable High Yield Fund $ — $ 56,097 $ 391 $ 1 $ 276 $ 55,983 $ — $ —
Venerable Strategic Bond Fund — 37,398 147 1 38 37,290 — —
Venerable World Equity Fund — 62,330 1,391 22 1,524 62,485 — —
$ — $ 155,825 $ 1,929 $ 24 $ 1,838 $ 155,758 $ — $ —

Venerable Variable Insurance Trust
Venerable Moderate Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Venerable Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 60.1%
Venerable US Large Cap Core Equity Fund Class I (Æ) 64,851,825 676,405
Venerable US Large Cap Strategic Equity Fund Class I 56,212,405 676,235
1,352,640
Fixed Income - 39.9%
Venerable High Yield Fund Class I 44,279,370 448,550
Venerable Strategic Bond Fund Class I 45,637,723 447,706
896,256
Total Investments in Affiliated Funds
(cost $2,117,182) 2,248,896
Total Investments - 100.0%
(cost $2,117,182) 2,248,896
Other Assets net of Liabilities - (0.0)%
(275)
Net Assets - 100.0%
2,248,621
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 2,248,896 $ — $ — $ 2,248,896
Total Investments $ 2,248,896 $ — $ — $ 2,248,896
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End of
Period
Income
Distributions
Capital Gains
Distributions
Venerable US Large Cap Core
Equity Fund $ — $ 673,000 $ 12,427 $ 232 $ 15,600 $ 676,405 $ — $ —
Venerable US Large Cap Strategic
Equity Fund 1,415,950 47,983 924,815 121,945 15,172 676,235 16,358 3,343
Venerable High Yield Fund 476,874 21,842 59,460 (532) 9,826 448,550 20,811 —
Venerable Strategic Bond Fund 477,241 50,543 92,281 (3,344) 15,547 447,706 14,366 —
$ 2,370,065 $ 793,368 $ 1,088,983 $ 118,301 $ 56,145 $ 2,248,896 $ 51,535 $ 3,343

Venerable Variable Insurance Trust
Venerable Moderate Appreciation Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Moderate Appreciation Allocation Fund 123
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1
Level 2
Level 3
Total
Investments in Affiliated Funds
$ 1,033,279
$ —
$ —
$ 1,033,279
Total Investments
$ 1,033,279
$ —
$ —
$ 1,033,279
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 42.1%
Venerable Large Cap Index Fund Class I(Æ) 42,142,069 434,906
Fixed Income - 39.8%
Venerable Bond Index Fund Class I(Æ) 10,276,852 102,768
Venerable Intermediate Corporate Bond Index Fund Class I(Æ) 30,871,761 308,718
411,486
International Equities - 18.1%
Venerable International Index Fund Class I(Æ) 18,394,337 186,887
Total Investments in Affiliated Funds
(cost $1,016,850) 1,033,279
Total Investments - 100.0%
(cost $1,016,850) 1,033,279
Other Assets net of Liabilities - (0.0)%
(257)
Net Assets - 100.0%
1,033,022
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable Large Cap Index Fund $ — $ 432,891 $ 11,713 $ 242 $ 13,486 $ 434,906 $ — $ —
Venerable Bond Index Fund — 103,121 353 — — 102,768 — —
Venerable Intermediate Corporate
Bond Index Fund — 309,285 566 (1) — 308,718 — —
Venerable International Index Fund — 185,525 1,595 14 2,943 186,887 — —
$ — $ 1,030,822 $ 14,227 $ 255 $ 16,429 $ 1,033,279 $ — $ —

Venerable Variable Insurance Trust
Venerable World Moderate Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Venerable World Moderate Allocation Fund
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 39.8%
Venerable High Yield Fund Class I(Æ) 6,104,151 61,835
Venerable Strategic Bond Fund Class I(Æ) 9,437,441 92,581
154,416
International Equities - 60.2%
Venerable World Equity Fund Class I(Æ) 22,786,989 233,567
Total Investments in Affiliated Funds
(cost $381,887) 387,983
Total Investments - 100.0%
(cost $381,887) 387,983
Other Assets net of Liabilities - (0.0)%
(23)
Net Assets - 100.0%
387,960
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 387,983 $ — $ — $ 387,983
Total Investments $ 387,983 $ — $ — $ 387,983
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable High Yield Fund $ — $ 61,808 $ 279 $ 1 $ 305 $ 61,835 $ — $ —
Venerable Strategic Bond Fund — 92,713 227 1 94 92,581 — —
Venerable World Equity Fund — 231,781 3,969 58 5,697 233,567 — —
$ — $ 386,302 $ 4,475 $ 60 $ 6,096 $ 387,983 $ — $ —

Venerable Variable Insurance Trust
Venerable Appreciation Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Venerable Appreciation Allocation Fund 125
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Domestic Equities - 52.7%
Venerable Large Cap Index Fund Class I(Æ) 82,162,921 847,921
Fixed Income - 24.8%
Venerable Intermediate Corporate Bond Index Fund Class I(Æ) 39,946,676 399,467
International Equities - 22.5%
Venerable International Index Fund Class I(Æ) 35,751,900 363,239
Total Investments in Affiliated Funds
(cost $1,578,615) 1,610,627
Total Investments - 100.0%
(cost $1,578,615) 1,610,627
Other Assets net of Liabilities - (0.0)%
(403)
Net Assets - 100.0%
1,610,224
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Total
Investments in Affiliated Funds $ 1,610,627 $ — $ — $ 1,610,627
Total Investments $ 1,610,627 $ — $ — $ 1,610,627
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable Large Cap Index Fund $ — $ 838,880 $ 17,632 $ 381 $ 26,292 $ 847,921 $ — $ —
Venerable Intermediate Corporate
Bond Index Fund — 399,467 — — — 399,467 — —
Venerable International Index Fund — 359,520 2,021 20 5,720 363,239 — —
$ — $ 1,597,867 $ 19,653 $ 401 $ 32,012 $ 1,610,627 $ — $ —

Venerable Variable Insurance Trust
Venerable World Appreciation Allocation Fund
Schedule of Investments — September 30, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Venerable World Appreciation Allocation Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1
Level 2
Level 3
Total
Investments in Affiliated Funds
$ 384,339
$ —
$ —
$ 384,339
Total Investments
$ 384,339
$ —
$ —
$ 384,339
Amounts in thousands (except share amounts)
H2
Number of
Shares
H2
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Fixed Income - 24.8%
Venerable High Yield Fund Class I(Æ) 3,776,481 38,256
Venerable Strategic Bond Fund Class I(Æ) 5,820,411 57,098
95,354
International Equities - 75.2%
Venerable World Equity Fund Class I(Æ) 28,193,657 288,985
Total Investments in Affiliated Funds
(cost $377,044) 384,339
Total Investments - 100.0%
(cost $377,044) 384,339
Other Assets net of Liabilities - (0.0)%
(12)
Net Assets - 100.0%
384,327
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
Transactions (amounts in thousands) during the period ended September 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Venerable High Yield Fund $ — $ 38,080 $ 13 $ — $ 189 $ 38,256 $ — $ —
Venerable Strategic Bond Fund — 57,121 81 — 58 57,098 — —
Venerable World Equity Fund — 285,603 3,731 65 7,048 288,985 — —
$ — $ 380,804 $ 3,825 $ 65 $ 7,295 $ 384,339 $ — $ —

Venerable Variable Insurance Trust
Notes to Schedules of Investments — September 30, 2025 (Unaudited)
Notes to Schedules of Investments 127
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(ç) At amortized cost, which approximates fair value – due within 60 days.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Þ) Restricted security. Rule 144A security not registered under the Securities Act of 1933.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts entered into by the Fund.
(Š) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
ADR – American Depositary Receipt
CME – Chicago Mercantile Exchange
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU – European Economic and Monetary Union
GDR – Global Depositary Receipt
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STRIPS – Separate Trading of Registered Interest and Principal of Securities
TBA – To Be Announced Security
UK – United Kingdom
USD - United States dollar
AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
INR - Indian rupee
JPY - Japanese yen
GBP - British pound sterling
SEK - Swedish krona
TWD - Taiwanese dollar

Venerable Variable Insurance Trust
Notes to Quarterly Report — September 30, 2025 (Unaudited)
128 Notes to Quarterly Report
1. Significant Accounting Policies
Venerable Variable Insurance Trust (the “Trust”) is a series investment company with twenty-one different investment portfolios
(each a “Fund” and collectively, the “Funds”). This report provides unaudited financial information for the period ended
September 30, 2025 for the Funds (the “Quarterly Report”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies under the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Board of Trustees has designated Venerable Investment Advisers LLC (“VIA”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments in markets that are active, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, Exchange Traded Funds (“ETFs”) and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. Equity securities and ETFs traded on the
NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
Notes to Quarterly Report 129
the security is primarily traded, if applicable. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Repurchase Agreements are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Investments in mutual funds as described above are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. OTC derivatives that use broker-
dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
130 Notes to Quarterly Report
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by VIA and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When VIA applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that VIA believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by VIA would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
VIA employs third-party pricing vendors to provide fair value measurements. VIA oversees third-party pricing service providers in order to support the valuation process. VIA may also utilize the Funds’ sub-administrator to assist with the determination of the hierarchy level for fair valued securities and in completing the required financial reporting disclosure for Level 3 fair value securities.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
For the period ended September 30, 2025, the Funds had no transfers into or out of Level 3 of the fair value hierarchy.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

Venerable Variable Insurance Trust
Notes to Quarterly Report, continued — September 30, 2025 (Unaudited)
Notes to Quarterly Report 131
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Foreign currency spot contracts are categorized as Level 1 of the fair value hierarchy.
2. Restricted Securities
Restricted Securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). As of September 30, 2025, the restricted securities held in the Funds were acquired under Rule 144A of the Act and may be sold to qualified institutional buyers in transactions exempt from registration.
As of September 30, 2025, the Funds’ exposure to restricted securities (as a percentage of net assets) was as follows:
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’
most recent prospectus.
Funds %
Venerable Emerging Markets Equity Fund
5.5
Venerable World Equity Fund
0.7
Venerable High Yield Fund
91.8
Venerable Strategic Bond Fund
22.7
Venerable Small Cap Index Fund
0.1
Venerable International Index Fund
1.1
Venerable Bond Index Fund
0.4
Venerable Intermediate Corporate Bond Index Fund
0.9

Venerable Variable Insurance
Trust
1475 Dunwoody Dr
Suite 200
West Chester, Pennsylvania
19380
800-366-0066